UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05954
Charles Schwab Family of Funds
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Charles Schwab Family of Funds
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: March 31, 2015

Item 1. Schedule of Investments.

The Charles Schwab Family of Funds
Schwab Retirement Advantage Money Fund®

Portfolio Holdings as of March 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

57.6%	Fixed-Rate Obligations	415,944,823	415,944,823
19.7%	Variable-Rate Obligations	142,001,316	142,001,316
22.2%	Repurchase Agreements	160,478,816	160,478,816

99.5%	Total Investments	718,424,955	718,424,955
0.5%	Other Assets and Liabilities, Net		3,908,546

100.0%	Net Assets		722,333,501

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 57.6% of net assets

Asset Backed Commercial Paper 9.0%
CAFCO, LLC	a,b,c	0.25%		06/04/15	5,000,000	4,997,778

Chariot Funding, LLC	a,b,c	0.29%		07/01/15	3,000,000	2,997,801

Charta, LLC	a,b,c	0.25%		05/11/15	2,000,000	1,999,444

Ciesco, LLC	a,b,c	0.25%		05/04/15	2,000,000	1,999,542

Collateralized Commercial Paper Co, LLC	a,b	0.38%		06/08/15	3,000,000	2,997,847

Collateralized Commercial Paper II Co, LLC	b,c	0.40%		06/10/15	3,000,000	2,997,667

CRC Funding, LLC	a,b,c	0.25%		05/04/15	4,000,000	3,999,083
	a,b,c	0.30%		09/23/15	7,000,000	6,989,792

Crown Point Capital Co, LLC	a,b,c	0.30%		06/04/15	2,000,000	1,998,933

Jupiter Securitization Corp	a,b,c	0.25%		06/09/15	3,000,000	2,998,562
	a,b,c	0.29%		06/17/15	2,000,000	1,998,759
	a,b,c	0.29%		07/01/15	5,000,000	4,996,335

Lexington Parker Capital Co, LLC	a,b,c	0.26%		04/13/15	5,000,000	4,999,567

Old Line Funding, LLC	a,b,c	0.22%		04/27/15	2,000,000	1,999,682
	a,b,c	0.22%		05/01/15	1,000,000	999,817
	a,b,c	0.30%		09/24/15	4,000,000	3,994,133

Ridgefield Funding Co, LLC	a,b,c	0.35%		06/02/15	1,000,000	999,397

Sheffield Receivables Company, LLC	a,b,c	0.27%		04/17/15	3,000,000	2,999,640
	a,b,c	0.30%		05/01/15	4,000,000	3,999,000

Thunder Bay Funding, LLC	a,b,c	0.22%		04/15/15	2,000,000	1,999,829

 1

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Versailles Commercial Paper, LLC	a,b,c	0.25%		05/01/15	2,000,000	1,999,583

						64,962,191

Financial Company Commercial Paper 7.3%
Barclays US Funding, LLC	a	0.35%		04/27/15	4,000,000	3,998,989

BPCE SA	c	0.26%		04/01/15	3,000,000	3,000,000

General Electric Capital Corp		0.22%		04/14/15	5,000,000	4,999,603
		0.22%		04/16/15	3,000,000	2,999,725
		0.22%		05/28/15	10,000,000	9,996,517
		0.25%		06/24/15	2,000,000	1,998,833

ING (U.S.) Funding, LLC	a	0.27%		04/06/15	6,000,000	5,999,775

Lloyds Bank PLC		0.10%		04/02/15	2,000,000	1,999,994

Macquarie Bank, Ltd		0.27%		06/25/15	4,000,000	3,997,450

Nationwide Building Society		0.30%		05/01/15	6,000,000	5,998,500

Oversea-Chinese Banking Corp, Ltd		0.24%		06/01/15	1,000,000	999,593

Societe Generale	c	0.27%		06/01/15	1,000,000	999,542
	c	0.27%		06/02/15	4,000,000	3,998,140

Swedbank AB		0.24%		04/17/15	1,000,000	999,896
		0.27%		08/04/15	1,000,000	999,063

						52,985,620

Other Commercial Paper 1.3%
Toyota Motor Credit Corp		0.22%		05/01/15	1,000,000	999,817
		0.23%		05/13/15	3,000,000	2,999,195
		0.23%		05/14/15	5,000,000	4,998,626

						8,997,638

Certificates of Deposit 29.2%
Abbey National Treasury Services PLC	a	0.08%		04/01/15	7,000,000	7,000,000

Bank of Montreal		0.22%		04/09/15	3,000,000	3,000,000

Bank of Nova Scotia		0.30%		08/17/15	9,000,000	9,000,000

Bank of the West		0.24%		04/09/15	3,000,000	3,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.29%		04/06/15	5,000,000	5,000,000
		0.30%		04/06/15	3,000,000	3,000,000
		0.33%		08/26/15	7,000,000	7,000,000

Barclays Bank PLC		0.45%		08/17/15	1,000,000	1,000,000
		0.53%		09/02/15	1,000,000	1,000,000

BNP Paribas		0.31%		06/01/15	2,000,000	2,000,000
		0.25%		06/25/15	5,000,000	5,000,000
		0.38%		09/17/15	4,000,000	4,000,000
		0.38%		09/18/15	3,000,000	3,000,000

Citibank, NA		0.25%		05/04/15	7,000,000	7,000,000

Credit Agricole Corporate and Investment Bank		0.29%		05/01/15	1,000,000	1,000,000
		0.28%		05/12/15	2,000,000	2,000,000

2

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Credit Suisse AG		0.25%		06/09/15	2,000,000	2,000,000
		0.33%		06/10/15	4,000,000	4,000,000
		0.33%		06/18/15	2,000,000	2,000,000

DZ Bank AG Deutsche Zentral-Genossenschaftsbank		0.07%		04/01/15	5,000,000	5,000,000

HSBC Bank PLC		0.35%		10/28/15	7,000,000	7,000,000
		0.43%		12/23/15	4,000,000	4,000,000

HSBC Bank USA		0.24%		04/22/15	3,000,000	3,000,000

ING Bank NV		0.30%		04/24/15	2,000,000	2,000,000
		0.30%		05/12/15	4,000,000	4,000,000
		0.30%		05/18/15	1,000,000	1,000,000
		0.30%		05/21/15	1,000,000	1,000,000

JPMorgan Chase Bank, NA		0.28%		09/03/15	2,000,000	1,999,999

Lloyds Bank PLC		0.30%		06/25/15	7,000,000	7,000,000
		0.30%		06/26/15	4,000,000	4,000,000

Mitsubishi UFJ Trust & Banking Corp		0.25%		04/09/15	1,000,000	1,000,000
		0.25%		04/21/15	1,000,000	1,000,000
		0.25%		04/23/15	2,000,000	2,000,000
		0.25%		05/13/15	2,000,000	2,000,000
		0.26%		06/02/15	1,000,000	1,000,000
		0.28%		06/29/15	2,000,000	2,000,000
		0.31%		07/01/15	2,000,000	2,000,000
		0.33%		08/24/15	1,000,000	1,000,000

Mizuho Bank, Ltd		0.25%		04/28/15	5,000,000	5,000,000
		0.26%		06/16/15	2,000,000	2,000,000
		0.27%		06/18/15	1,000,000	1,000,000
		0.30%		07/29/15	5,000,000	5,000,000

National Australia Bank, Ltd		0.27%		09/02/15	2,000,000	2,000,000

National Bank of Canada		0.33%		08/18/15	5,000,000	5,000,000

Natixis SA		0.30%		05/01/15	4,000,000	4,000,000
		0.27%		07/08/15	1,000,000	1,000,000

Nordea Bank Finland PLC		0.24%		05/26/15	1,000,000	1,000,000

Rabobank Nederland		0.25%		04/01/15	2,000,000	2,000,000
		0.25%		06/11/15	7,000,000	7,000,000

Skandinaviska Enskilda Banken AB		0.25%		04/10/15	10,000,000	10,000,000

Sumitomo Mitsui Banking Corp		0.25%		04/01/15	1,000,000	1,000,000
		0.25%		05/12/15	2,000,000	2,000,000
		0.25%		05/14/15	1,000,000	1,000,000
		0.26%		06/08/15	3,000,000	3,000,000
		0.25%		06/09/15	3,000,000	3,000,000
		0.31%		07/01/15	1,000,000	1,000,000
		0.37%		10/28/15	2,000,000	2,000,000
		0.40%		11/12/15	6,000,000	6,000,000

Sumitomo Mitsui Trust Bank, Ltd		0.25%		05/01/15	3,000,000	3,000,000
		0.25%		05/22/15	4,000,000	4,000,000
		0.25%		07/13/15	5,000,000	5,000,000

Swedbank AB		0.26%		06/01/15	2,000,000	2,000,000

 3

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Toronto-Dominion Bank		0.06%		04/02/15	1,000,000	1,000,000
		0.29%		06/16/15	4,000,000	4,000,000
		0.39%		11/12/15	2,000,000	2,000,000
		0.39%		12/01/15	3,000,000	3,000,000

						210,999,999

Government Agency Debt 2.0%
Federal Home Loan Bank		0.06%		04/17/15	5,000,000	4,999,867
		0.06%		04/29/15	7,000,000	6,999,673
		0.09%		05/06/15	2,000,000	1,999,835

						13,999,375

Other Instruments 6.2%
Australia & New Zealand Banking Group, Ltd		0.12%		04/02/15	14,000,000	14,000,000

Bank of Montreal		0.05%		04/02/15	1,000,000	1,000,000

DNB Bank ASA		0.07%		04/02/15	8,000,000	8,000,000

DZ Bank AG Deutsche Zentral-Genossenschaftsbank		0.07%		04/07/15	2,000,000	2,000,000

National Australia Bank, Ltd		0.06%		04/01/15	10,000,000	10,000,000

National Bank of Canada		0.07%		04/06/15	2,000,000	2,000,000

Svenska Handelsbanken AB		0.06%		04/02/15	8,000,000	8,000,000

						45,000,000

Other Notes 2.6%
Bank of America, NA		0.25%		04/17/15	1,000,000	1,000,000
		0.25%		04/22/15	6,000,000	6,000,000
		0.28%		06/18/15	4,000,000	4,000,000
		0.28%		07/07/15	3,000,000	3,000,000
		0.30%		08/18/15	5,000,000	5,000,000

						19,000,000

Total Fixed-Rate Obligations
(Cost $415,944,823)						415,944,823

Variable-Rate Obligations 19.7% of net assets

Financial Company Commercial Paper 1.4%
HSBC Bank PLC	c	0.31%	05/05/15	01/04/16	3,000,000	3,000,000

Westpac Banking Corp	c	0.26%	04/13/15	06/12/15	5,000,000	5,000,000
	c	0.26%	04/27/15	07/27/15	2,000,000	2,000,000

						10,000,000

Certificates of Deposit 13.1%
Bank of Nova Scotia		0.25%		04/28/15	5,000,000	5,000,000
		0.24%	04/27/15	05/26/15	4,000,000	4,000,000
		0.28%	04/08/15	12/08/15	2,000,000	2,000,000

Commonwealth Bank of Australia		0.26%	04/20/15	06/19/15	12,000,000	12,000,000

JPMorgan Chase Bank, NA		0.31%	04/22/15	10/22/15	1,000,000	1,000,000
		0.31%	04/23/15	10/23/15	2,000,000	2,000,000
		0.32%	04/27/15	10/27/15	5,000,000	5,000,000
		0.32%	04/08/15	12/08/15	4,000,000	4,000,000

4

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Rabobank Nederland		0.25%		04/20/15	2,000,000	2,000,000

Royal Bank of Canada		0.26%	04/07/15	09/04/15	5,000,000	5,000,000
		0.29%	04/07/15	01/06/16	3,000,000	3,000,000

State Street Bank & Trust Co, NA		0.25%		04/13/15	4,000,000	4,000,000

Toronto-Dominion Bank		0.24%	04/16/15	06/16/15	5,000,000	5,000,000
		0.24%	04/21/15	07/21/15	4,000,000	4,000,000

Wells Fargo Bank, NA		0.25%		04/07/15	2,000,000	2,000,000
		0.26%	04/20/15	05/20/15	5,000,000	5,000,000
		0.27%	04/08/15	08/10/15	7,000,000	7,000,000
		0.27%	04/21/15	11/23/15	10,000,000	10,000,000
		0.31%	04/08/15	02/08/16	4,000,000	4,000,000

Westpac Banking Corp		0.26%	04/13/15	05/11/15	6,000,000	6,000,000
		0.31%	04/13/15	02/12/16	3,000,000	3,000,000

						95,000,000

Variable Rate Demand Notes 1.0%
New York City IDA
IDRB (Allway Tools) Series 1997	a	0.42%		04/07/15	50,000	50,000

Palm Springs, CA
COP (Downtown Parking) Series 2002A	a	0.16%		04/07/15	6,915,000	6,915,000

						6,965,000

Other Notes 2.8%
Bank of America, NA		0.38%	05/05/15	04/04/16	2,000,000	2,000,000

Canadian Imperial Bank of Commerce		0.30%	04/10/15	12/04/15	6,000,000	6,000,000

Royal Bank of Canada		0.38%	04/07/15	04/01/16	5,000,000	5,000,000
	c	0.34%	04/07/15	04/06/16	7,000,000	7,000,000

Whistlejacket Capital, LLC	d,†	n/a	n/a	n/a	36,930	36,930

						20,036,930

Treasury Debt 1.4%
United States Treasury Department		0.08%	04/01/15	01/31/16	5,000,000	4,999,386
		0.11%	04/01/15	07/31/16	3,000,000	3,000,000
		0.12%	04/01/15	01/31/17	2,000,000	2,000,000

						9,999,386

Total Variable-Rate Obligations
(Cost $142,001,316)						142,001,316

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 22.2% of net assets

Government Agency Repurchase Agreements* 11.1%
BNP Paribas Securities Corp
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by U.S. Government Agency Securities valued at $12,600,001, 0.49% - 2.00%, due 02/25/32 - 01/25/45)		0.13%		04/01/15	12,000,043	12,000,000

 5

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Goldman Sachs & Co
Issued 03/25/15, repurchase date 04/01/15 (Collateralized by U.S. Government Agency Securities valued at $23,460,000, 2.72% - 6.50%, due 02/01/18 - 03/01/45)		0.09%		04/01/15	23,000,403	23,000,000
Issued 03/26/15, repurchase date 04/02/15 (Collateralized by U.S. Government Agency Securities valued at $3,060,001, 2.02% - 5.00%, due 05/25/23 - 02/20/45)		0.09%		04/02/15	3,000,053	3,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by U.S. Government Agency Securities valued at $36,050,001, 0.57% - 3.00%, due 06/25/37 - 01/15/45)		0.15%		04/01/15	35,000,146	35,000,000

Mizuho Securities USA, Inc
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by U.S. Government Agency Securities valued at $4,080,654, 0.30% - 0.35%, due 04/06/15 - 04/23/15)		0.25%		04/01/15	4,000,028	4,000,000

Morgan Stanley & Co, LLC
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by U.S. Government Agency Securities valued at $3,060,001, 4.00% - 7.00%, due 08/01/29 - 09/01/44)		0.12%		04/01/15	3,000,010	3,000,000

						80,000,000

Treasury Repurchase Agreements 7.1%
Barclays Capital, Inc
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by U.S. Treasury Securities valued at $11,708,425, 0.75% - 1.88%, due 06/30/15 - 06/30/17)		0.10%		04/01/15	11,478,848	11,478,816
Issued 03/30/15, repurchase date 04/06/15 (Collateralized by U.S. Treasury Securities valued at $35,700,000, 0.00% - 8.75%, due 05/15/15 - 02/15/45)		0.06%		04/06/15	35,000,408	35,000,000

JP Morgan Securities, LLC
Issued 03/19/15, repurchase date 04/20/15 (Collateralized by U.S. Treasury Securities valued at $5,100,163, 1.75% - 2.38%, due 07/31/20 - 04/30/21)		0.07%		04/07/15	5,000,185	5,000,000

						51,478,816

Other Repurchase Agreements** 4.0%
BNP Paribas Securities Corp
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,450,000, 4.72%, due 02/25/25)		0.31%		04/01/15	3,000,026	3,000,000

Credit Suisse Securities (USA), LLC
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,602, 5.43%, due 01/01/35)		0.30%		04/01/15	1,000,008	1,000,000
Issued 02/03/15, repurchase date 05/19/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,450,283, 3.29%, due 08/25/43)	d	0.66%		05/19/15	3,005,775	3,000,000
Issued 02/09/15, repurchase date 05/22/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,302,800, 6.12%, due 11/15/44)	d	0.66%		05/22/15	2,003,740	2,000,000

6

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Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Issued 02/10/15, repurchase date 05/26/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,151,400, 6.12%, due 11/15/44)	d	0.66%		05/26/15	1,001,925	1,000,000
Issued 03/25/15, repurchase date 05/27/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,151,400, 6.12%, due 11/15/44)	d	0.70%		05/27/15	1,001,225	1,000,000
Issued 02/17/15, repurchase date 06/02/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,302,800, 6.12%, due 11/15/44)	d	0.66%		06/02/15	2,003,850	2,000,000
Issued 02/25/15, repurchase date 06/10/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,302,800, 6.12%, due 11/15/44)	d	0.66%		06/10/15	2,003,850	2,000,000

JP Morgan Securities, LLC
Issued 03/05/15, repurchase date 09/01/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,524, 2.00% - 7.97%, due 03/01/17 - 12/17/46)	d	0.63%		06/29/15	1,002,030	1,000,000
Issued 03/19/15, repurchase date 09/15/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $5,751,208, 0.47% - 5.50%, due 11/15/17 - 07/12/47)	d	0.63%		06/29/15	5,008,925	5,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 02/05/15, repurchase date 05/06/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $9,200,000, 2.49%, due 12/25/34)	d	0.55%		05/05/15	8,010,878	8,000,000

						29,000,000

Total Repurchase Agreements
(Cost $160,478,816)						160,478,816

End of Investments.

At 03/31/15, the tax basis cost of the fund’s investments was $718,424,955.

a	Credit-enhanced security or liquidity-enhanced.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $86,962,026 or 12.0% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $25,036,930 or 3.5% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (4/29/2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
COP —	Certificate of participation
ETF —	Exchange Traded Fund
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for

 7

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Portfolio Holdings (Unaudited) continued

internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2015, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.

8

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Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2015.

REG47699MAR15

 9

The Charles Schwab Family of Funds
Schwab Investor Money Fund®

Portfolio Holdings as of March 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

59.7%	Fixed-Rate Obligations	540,926,206	540,926,206
20.4%	Variable-Rate Obligations	184,746,723	184,746,723
19.9%	Repurchase Agreements	180,552,713	180,552,713

100.0%	Total Investments	906,225,642	906,225,642
0.0%	Other Assets and Liabilities, Net		189,631

100.0%	Net Assets		906,415,273

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 59.7% of net assets

Asset Backed Commercial Paper 11.0%
CAFCO, LLC	a,b,c	0.27%		08/05/15	9,000,000	8,991,495

Cancara Asset Securitisation, LLC	a,b,c	0.27%		04/20/15	5,000,000	4,999,287
	a,b,c	0.29%		05/21/15	6,000,000	5,997,583

Chariot Funding, LLC	a,b,c	0.29%		07/01/15	8,000,000	7,994,136

Charta, LLC	a,b,c	0.25%		05/18/15	7,000,000	6,997,715
	a,b,c	0.25%		05/22/15	5,000,000	4,998,229

Ciesco, LLC	a,b,c	0.28%		08/03/15	1,000,000	999,036

Collateralized Commercial Paper Co, LLC	a,b	0.39%		07/20/15	4,000,000	3,995,233

Collateralized Commercial Paper II Co, LLC	b,c	0.40%		06/10/15	1,000,000	999,222
	b,c	0.40%		06/15/15	3,000,000	2,997,500

CRC Funding, LLC	a,b,c	0.25%		06/08/15	2,000,000	1,999,056
	a,b,c	0.28%		08/03/15	5,000,000	4,995,178

Crown Point Capital Co, LLC	a,b,c	0.30%		06/03/15	1,000,000	999,475

Jupiter Securitization Corp	a,b,c	0.29%		06/17/15	9,000,000	8,994,417
	a,b,c	0.29%		07/01/15	4,000,000	3,997,068

Lexington Parker Capital Co, LLC	a,b,c	0.26%		04/13/15	4,000,000	3,999,653
	a,b,c	0.30%		06/09/15	1,000,000	999,425

Old Line Funding, LLC	a,b,c	0.22%		04/27/15	5,000,000	4,999,206

Ridgefield Funding Co, LLC	a,b,c	0.35%		06/02/15	5,000,000	4,996,986
	a,b,c	0.35%		06/18/15	1,000,000	999,242

 1

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Sheffield Receivables Company, LLC	a,b,c	0.26%		04/23/15	2,000,000	1,999,682
	a,b,c	0.25%		04/27/15	8,000,000	7,998,556

Versailles Commercial Paper, LLC	a,b,c	0.25%		05/01/15	4,000,000	3,999,167

						99,946,547

Financial Company Commercial Paper 5.4%
Barclays US Funding, LLC	a	0.35%		04/27/15	5,000,000	4,998,736

BPCE SA	c	0.26%		04/01/15	4,000,000	4,000,000

DNB Bank ASA		0.24%		04/08/15	2,000,000	1,999,907
		0.33%		10/01/15	1,000,000	998,348

General Electric Capital Corp		0.22%		04/14/15	9,000,000	8,999,285

JP Morgan Securities, LLC		0.33%		04/24/15	3,000,000	2,999,367

Lloyds Bank PLC		0.10%		04/02/15	5,000,000	4,999,986

Macquarie Bank, Ltd		0.27%		06/29/15	6,000,000	5,995,995

Nationwide Building Society		0.22%		04/01/15	7,000,000	7,000,000
		0.25%		04/30/15	1,000,000	999,798

Societe Generale	c	0.27%		06/01/15	4,000,000	3,998,170

State Street Corp		0.30%		06/17/15	2,000,000	1,998,717

						48,988,309

Other Commercial Paper 2.5%
Toyota Motor Credit Corp		0.22%		05/01/15	13,000,000	12,997,616
		0.23%		05/14/15	6,000,000	5,998,352
		0.28%		08/14/15	4,000,000	3,995,800

						22,991,768

Certificates of Deposit 29.5%
Bank of Montreal		0.22%		04/09/15	10,000,000	10,000,000

Bank of Nova Scotia		0.30%		08/17/15	10,000,000	10,000,000
		0.34%		11/09/15	1,000,000	1,000,000

Bank of the West		0.24%		04/16/15	3,000,000	3,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.30%		04/06/15	3,000,000	3,000,000
		0.25%		06/05/15	4,000,000	4,000,000
		0.25%		06/10/15	8,000,000	8,000,000
		0.25%		06/17/15	1,000,000	1,000,000

BNP Paribas		0.30%		06/01/15	2,000,000	2,000,000
		0.36%		08/24/15	3,000,000	3,000,000
		0.38%		09/18/15	4,000,000	4,000,000

Canadian Imperial Bank of Commerce		0.06%		04/07/15	7,000,000	7,000,000
		0.25%		06/17/15	13,000,000	13,000,000

Chase Bank USA, NA		0.35%		10/23/15	10,000,000	10,000,000

Citibank, NA		0.25%		04/01/15	2,000,000	2,000,000
		0.28%		07/01/15	6,000,000	6,000,000

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 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Credit Agricole Corporate and Investment Bank		0.28%		04/01/15	1,000,000	1,000,000
		0.29%		05/01/15	8,000,000	8,000,000

Credit Suisse AG		0.33%		06/10/15	1,000,000	1,000,000
		0.33%		06/18/15	7,000,000	7,000,000

DZ Bank AG Deutsche Zentral-Genossenschaftsbank		0.07%		04/01/15	5,000,000	5,000,000

HSBC Bank PLC		0.43%		12/23/15	1,000,000	1,000,000

HSBC Bank USA		0.25%		06/03/15	2,000,000	1,999,983

ING Bank NV		0.29%		04/01/15	7,000,000	7,000,000
		0.30%		04/24/15	1,000,000	1,000,000
		0.30%		05/12/15	6,000,000	6,000,000

JPMorgan Chase Bank, NA		0.28%		09/03/15	4,000,000	3,999,997

Mitsubishi UFJ Trust & Banking Corp		0.26%		06/05/15	1,000,000	1,000,000
		0.28%		06/29/15	7,000,000	7,000,000
		0.30%		07/01/15	4,000,000	4,000,000
		0.31%		07/01/15	2,000,000	2,000,000

Mizuho Bank, Ltd		0.25%		04/28/15	7,000,000	7,000,000
		0.25%		05/21/15	2,000,000	2,000,000
		0.25%		05/26/15	7,000,000	7,000,000
		0.30%		07/29/15	6,000,000	6,000,000

National Australia Bank, Ltd		0.27%		09/02/15	7,000,000	7,000,000

National Bank of Canada		0.33%		08/18/15	8,000,000	8,000,000

Nordea Bank Finland PLC		0.24%		05/26/15	9,000,000	9,000,000

Rabobank Nederland		0.28%		07/01/15	12,000,000	12,000,000

Skandinaviska Enskilda Banken AB		0.25%		04/10/15	10,000,000	10,000,000

Sumitomo Mitsui Banking Corp		0.25%		04/10/15	2,000,000	2,000,000
		0.25%		06/09/15	8,000,000	8,000,000
		0.34%		09/25/15	1,000,000	1,000,000
		0.37%		10/27/15	1,000,000	1,000,000
		0.40%		11/06/15	5,000,000	5,000,000
		0.40%		11/10/15	2,000,000	2,000,000
		0.43%		11/20/15	1,000,000	1,000,000

Sumitomo Mitsui Trust Bank, Ltd		0.25%		05/01/15	6,000,000	6,000,000
		0.25%		05/13/15	5,000,000	5,000,000
		0.25%		05/22/15	3,000,000	3,000,000
		0.25%		07/13/15	3,000,000	3,000,000

Toronto-Dominion Bank		0.06%		04/02/15	13,000,000	13,000,000
		0.29%		06/16/15	5,000,000	5,000,000

						266,999,980

Government Agency Debt 0.6%
Federal Home Loan Bank		0.08%		05/08/15	5,000,000	4,999,602

Other Instruments 8.1%
Australia & New Zealand Banking Group, Ltd		0.12%		04/02/15	18,000,000	18,000,000

Bank of Montreal		0.05%		04/02/15	12,000,000	12,000,000

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Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

DNB Bank ASA		0.07%		04/02/15	11,000,000	11,000,000

DZ Bank AG Deutsche Zentral-Genossenschaftsbank		0.07%		04/07/15	3,000,000	3,000,000

National Australia Bank, Ltd		0.06%		04/01/15	10,000,000	10,000,000

Skandinaviska Enskilda Banken AB		0.10%		04/02/15	2,000,000	2,000,000

Svenska Handelsbanken AB		0.06%		04/02/15	17,000,000	17,000,000

						73,000,000

Other Notes 2.6%
Bank of America, NA		0.24%		05/01/15	10,000,000	10,000,000
		0.25%		06/15/15	7,000,000	7,000,000
		0.28%		07/09/15	1,000,000	1,000,000
		0.30%		08/18/15	6,000,000	6,000,000

						24,000,000

Total Fixed-Rate Obligations
(Cost $540,926,206)						540,926,206

Variable-Rate Obligations 20.4% of net assets

Financial Company Commercial Paper 5.0%
Commonwealth Bank of Australia	c	0.26%	04/08/15	07/02/15	10,000,000	10,000,000

HSBC Bank PLC	c	0.31%	05/05/15	01/04/16	15,000,000	15,000,000

Westpac Banking Corp	c	0.26%	04/13/15	06/12/15	10,000,000	10,000,000
	c	0.26%	04/27/15	07/27/15	10,000,000	10,000,000

						45,000,000

Certificates of Deposit 11.5%
Bank of Nova Scotia		0.25%		04/28/15	5,000,000	5,000,000
		0.27%	04/09/15	10/09/15	3,000,000	3,000,000
		0.28%	04/08/15	12/08/15	4,000,000	4,000,000

Commonwealth Bank of Australia		0.26%	04/20/15	06/19/15	4,000,000	4,000,000

JPMorgan Chase Bank, NA		0.31%	04/22/15	10/22/15	3,000,000	3,000,000

Rabobank Nederland		0.25%		04/20/15	10,000,000	10,000,000
		0.25%	04/07/15	05/07/15	4,000,000	4,000,000
		0.25%	04/02/15	06/02/15	6,000,000	6,000,000

Royal Bank of Canada		0.29%	04/07/15	01/06/16	9,000,000	9,000,000
		0.28%	04/27/15	02/25/16	10,000,000	10,000,000

Toronto-Dominion Bank		0.24%	04/16/15	06/16/15	6,000,000	6,000,000

Wells Fargo Bank, NA		0.24%	04/02/15	05/01/15	3,000,000	3,000,000
		0.26%	04/20/15	05/20/15	11,000,000	11,000,000
		0.27%	04/08/15	08/10/15	1,000,000	1,000,000
		0.27%	04/21/15	11/23/15	6,000,000	6,000,000
		0.27%	04/27/15	11/25/15	5,000,000	5,000,000
		0.31%	04/09/15	02/09/16	7,000,000	7,000,000

Westpac Banking Corp		0.31%	04/13/15	02/12/16	7,000,000	7,000,000

						104,000,000

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 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Treasury Debt 2.4%
United States Treasury Department		0.08%	04/01/15	01/31/16	7,000,000	6,999,394
		0.11%	04/01/15	07/31/16	5,000,000	5,000,000
		0.09%	04/01/15	10/31/16	10,000,000	9,994,258

						21,993,652

Variable Rate Demand Notes 1.2%
Blue Mountain Enterprises, LLC
Variable Rate Demand Bonds Series 2013	a	0.17%		04/07/15	3,760,000	3,760,000

Eagle Cnty
Housing Facilities RB (BC Housing) Series 1997B	a	0.21%		04/07/15	1,500,000	1,500,000

Labcon North America
Taxable Bonds Series 2010	a	0.19%		04/07/15	1,595,000	1,595,000

YMCA - Northwoods
Taxable Variable Rate Demand Notes Series 2014A	a	0.22%		04/07/15	3,775,000	3,775,000

						10,630,000

Other Notes 0.3%
Bank of America, NA		0.38%	05/05/15	04/04/16	3,000,000	3,000,000

Whistlejacket Capital, LLC	d,†	n/a	n/a	n/a	123,071	123,071

						3,123,071

Total Variable-Rate Obligations
(Cost $184,746,723)						184,746,723

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 19.9% of net assets

Government Agency Repurchase Agreements* 10.2%
BNP Paribas Securities Corp
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by U.S. Government Agency Securities valued at $15,450,000, 2.01% - 5.33%, due 09/01/15 - 12/01/44)		0.13%		04/01/15	15,000,054	15,000,000

Deutsche Bank Securities, Inc
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by U.S. Government Agency Securities valued at $3,090,144, 1.72%, due 07/22/19)		0.25%		04/01/15	3,000,021	3,000,000

Goldman Sachs & Co
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by U.S. Government Agency Securities valued at $7,140,000, 3.50%, due 08/15/42)		0.15%		04/01/15	7,000,029	7,000,000
Issued 03/27/15, repurchase date 04/02/15 (Collateralized by U.S. Government Agency Securities valued at $6,120,000, 2.50% - 8.25%, due 02/01/18 - 02/20/45)		0.09%		04/02/15	6,000,090	6,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by U.S. Government Agency Securities valued at $46,350,001, 3.00% - 5.50%, due 10/15/32 - 03/25/43)		0.15%		04/01/15	45,000,188	45,000,000

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Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Mizuho Securities USA, Inc
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by U.S. Government Agency Securities valued at $2,040,493, 0.30%, due 04/06/15)		0.25%		04/01/15	2,000,014	2,000,000

Morgan Stanley & Co, LLC
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by U.S. Government Agency Securities valued at $14,280,000, 3.50% - 9.50%, due 08/01/17 - 12/01/44)		0.12%		04/01/15	14,000,047	14,000,000

						92,000,000

Treasury Repurchase Agreements 5.1%
Barclays Capital, Inc
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by U.S. Treasury Securities valued at $1,583,860, 0.38%, due 10/31/16)		0.10%		04/01/15	1,552,717	1,552,713
Issued 03/30/15, repurchase date 04/06/15 (Collateralized by U.S. Treasury Securities valued at $39,780,038, 0.63% - 3.25%, due 03/31/16 - 05/15/23)		0.06%		04/06/15	39,000,455	39,000,000

JP Morgan Securities, LLC
Issued 03/19/15, repurchase date 04/20/15 (Collateralized by U.S. Treasury Securities valued at $6,120,207, 1.75% - 2.38%, due 07/31/20 - 04/30/21)		0.07%		04/07/15	6,000,222	6,000,000

						46,552,713

Other Repurchase Agreements** 4.6%
BNP Paribas Securities Corp
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,450,000, 0.37% - 6.51%, due 06/09/15 - 09/25/41)		0.31%		04/01/15	3,000,026	3,000,000

Credit Suisse Securities (USA), LLC
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,601,753, 3.29%, due 08/25/43)		0.30%		04/01/15	4,000,033	4,000,000
Issued 02/10/15, repurchase date 05/26/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,152,644, 5.43% - 6.12%, due 01/01/35 - 11/15/44)	d	0.66%		05/26/15	1,001,925	1,000,000
Issued 03/25/15, repurchase date 05/27/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,302,800, 6.12%, due 11/15/44)	d	0.70%		05/27/15	2,002,450	2,000,000
Issued 02/25/15, repurchase date 06/10/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $9,201,175, 2.49% - 5.58%, due 06/25/34 - 06/25/58)	d	0.66%		06/10/15	8,015,400	8,000,000

JP Morgan Securities, LLC
Issued 03/05/15, repurchase date 09/01/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $9,201,606, 1.67% - 7.97%, due 01/15/17 - 12/25/65)	d	0.63%		06/29/15	8,016,240	8,000,000
Issued 03/19/15, repurchase date 09/15/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,450,725, 2.00% - 5.64%, due 03/22/17 - 11/18/44)	d	0.63%		06/29/15	3,005,355	3,000,000

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Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 02/05/15, repurchase date 05/06/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $14,950,000, 0.97% - 2.49%, due 12/25/34 - 11/25/46)	d	0.55%		05/05/15	13,017,676	13,000,000

						42,000,000

Total Repurchase Agreements
(Cost $180,552,713)						180,552,713

End of Investments.

At 03/31/15, the tax basis cost of the fund’s investments was $906,225,642.

a	Credit-enhanced or liquidity-enhanced.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $148,949,484 or 16.4% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $35,123,071 or 3.9% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (4/29/2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
ETF —	Exchange Traded Fund
RB —	Revenue bond

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable

 7

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2015, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2015.

REG47700MAR15

8

The Charles Schwab Family of Funds
Schwab Advisor Cash Reserves®

Portfolio Holdings as of March 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

55.8%	Fixed-Rate Obligations	12,446,261,862	12,446,261,862
20.8%	Variable-Rate Obligations	4,634,608,797	4,634,608,797
23.4%	Repurchase Agreements	5,220,308,391	5,220,308,391

100.0%	Total Investments	22,301,179,050	22,301,179,050
0.0%	Other Assets and Liabilities, Net		4,672,806

100.0%	Net Assets		22,305,851,856

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 55.8% of net assets

Asset Backed Commercial Paper 5.0%
Bennington Stark Capital Co, LLC	a,b,c	0.28%		05/22/15	33,000,000	32,986,910

CAFCO, LLC	a,b,c	0.27%		08/05/15	34,000,000	33,967,870

Cancara Asset Securitisation, LLC	a,b,c	0.27%		04/17/15	29,000,000	28,996,520
	a,b,c	0.29%		05/21/15	20,000,000	19,991,944

Charta, LLC	a,b,c	0.28%		06/25/15	37,000,000	36,975,539
	a,b,c	0.28%		06/29/15	25,000,000	24,982,694

Ciesco, LLC	a,b,c	0.25%		05/04/15	7,000,000	6,998,396
	a,b,c	0.28%		06/25/15	28,000,000	27,981,489

Collateralized Commercial Paper Co, LLC	a,b	0.30%		06/02/15	12,000,000	11,993,800

Collateralized Commercial Paper II Co, LLC	b,c	0.40%		06/10/15	8,000,000	7,993,778
	b,c	0.33%		07/06/15	19,000,000	18,983,280

CRC Funding, LLC	a,b,c	0.25%		05/04/15	56,000,000	55,987,167
	a,b,c	0.25%		06/08/15	23,000,000	22,989,139

Crown Point Capital Co, LLC	a,b,c	0.26%		04/07/15	46,000,000	45,998,007
	a,b,c	0.30%		06/03/15	104,000,000	103,945,400
	a,b,c	0.30%		06/04/15	6,000,000	5,996,800

Jupiter Securitization Corp	a,b,c	0.29%		06/17/15	29,000,000	28,982,012

Lexington Parker Capital Co, LLC	a,b,c	0.26%		04/13/15	14,000,000	13,998,787

Old Line Funding, LLC	a,b,c	0.22%		04/17/15	15,000,000	14,998,533
	a,b,c	0.22%		04/27/15	14,109,000	14,106,758
	a,b,c	0.25%		06/02/15	50,000,000	49,978,472
	a,b,c	0.25%		06/04/15	56,000,000	55,975,111

 1

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	a,b,c	0.30%		09/23/15	13,000,000	12,981,042

Ridgefield Funding Co, LLC	a,b,c	0.31%		04/08/15	6,000,000	5,999,638
	a,b,c	0.35%		06/02/15	16,000,000	15,990,355
	a,b,c	0.35%		06/18/15	25,000,000	24,981,042
	a,b,c	0.40%		08/21/15	88,000,000	87,861,155

Sheffield Receivables Company, LLC	a,b,c	0.26%		04/23/15	6,000,000	5,999,047
	a,b,c	0.25%		04/27/15	178,000,000	177,967,861
	a,b,c	0.30%		04/30/15	38,000,000	37,990,817
	a,b,c	0.30%		05/01/15	6,000,000	5,998,500
	a,b,c	0.30%		05/04/15	16,000,000	15,995,600

Thunder Bay Funding, LLC	a,b,c	0.22%		04/15/15	7,000,000	6,999,401
	a,b,c	0.22%		05/04/15	45,000,000	44,990,925

Versailles Commercial Paper, LLC	a,b,c	0.25%		05/01/15	2,000,000	1,999,583

						1,110,563,372

Financial Company Commercial Paper 6.8%
Barclays US Funding, LLC	a	0.30%		04/01/15	31,000,000	31,000,000
	a	0.35%		04/27/15	31,000,000	30,992,164

BPCE SA	c	0.26%		04/01/15	116,000,000	116,000,000

DNB Bank ASA		0.24%		04/08/15	109,000,000	108,994,913
		0.31%		08/21/15	50,000,000	49,938,861
		0.33%		10/01/15	141,000,000	140,767,056

General Electric Capital Corp		0.22%		04/14/15	46,000,000	45,996,346
		0.25%		06/26/15	125,000,000	124,925,347

JP Morgan Securities, LLC		0.33%		04/24/15	111,000,000	110,976,597

Lloyds Bank, PLC		0.27%		04/20/15	92,000,000	91,986,890

Macquarie Bank, Ltd		0.26%		05/01/15	4,000,000	3,999,133
		0.27%		06/29/15	38,000,000	37,974,635

Nationwide Building Society		0.25%		04/02/15	21,000,000	20,999,854
		0.30%		05/01/15	31,000,000	30,992,250
		0.32%		05/22/15	52,000,000	51,976,427
		0.35%		06/01/15	15,000,000	14,991,104
		0.34%		06/10/15	38,000,000	37,974,878
		0.40%		06/26/15	56,000,000	55,946,489

Oversea-Chinese Banking Corp, Ltd		0.23%		04/20/15	25,000,000	24,997,031

PNC Bank, NA		0.32%		06/10/15	56,000,000	55,965,156

Skandinaviska Enskilda Banken AB		0.26%		04/16/15	5,000,000	4,999,469

Societe Generale	c	0.27%		06/01/15	186,000,000	185,914,905

State Street Corp		0.30%		06/17/15	6,000,000	5,996,150

Swedbank AB		0.24%		04/17/15	55,000,000	54,994,256
		0.21%		07/16/15	30,000,000	29,981,450

United Overseas Bank, Ltd		0.24%		04/07/15	54,000,000	53,997,840

						1,523,279,201

2

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Other Commercial Paper 1.2%
Toyota Motor Credit Corp		0.22%		05/04/15	137,000,000	136,972,372
		0.23%		05/13/15	41,000,000	40,988,998
		0.23%		05/14/15	55,000,000	54,984,890
		0.23%		05/18/15	26,000,000	25,992,193

						258,938,453

Certificates of Deposit 32.3%
Abbey National Treasury Services PLC	a	0.08%		04/01/15	75,000,000	75,000,000
	a	0.27%		04/22/15	11,000,000	11,000,000

Bank of Montreal		0.22%		04/09/15	50,000,000	50,000,000

Bank of Nova Scotia		0.30%		08/17/15	107,000,000	107,000,000
		0.34%		11/09/15	166,000,000	166,000,000

Bank of the West		0.24%		04/16/15	27,000,000	27,000,000
		0.25%		05/22/15	61,000,000	61,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.30%		04/06/15	102,000,000	102,000,000
		0.25%		05/07/15	74,000,000	74,000,000
		0.25%		06/05/15	53,000,000	53,000,000
		0.25%		06/10/15	40,000,000	40,000,000
		0.33%		09/02/15	117,000,000	117,000,000
		0.33%		09/03/15	136,000,000	136,000,000

Barclays Bank PLC		0.36%		04/17/15	104,000,000	104,000,000
		0.45%		08/17/15	108,000,000	108,000,000
		0.53%		08/26/15	137,000,000	137,000,000

BNP Paribas		0.30%		06/01/15	102,000,000	102,000,000
		0.31%		06/01/15	86,000,000	86,000,000
		0.25%		06/25/15	101,000,000	101,000,000
		0.36%		08/18/15	111,000,000	111,000,000

Canadian Imperial Bank of Commerce		0.06%		04/07/15	262,000,000	262,000,000

Chase Bank USA, NA		0.35%		10/23/15	136,000,000	136,000,000

Citibank, NA		0.25%		04/01/15	34,000,000	34,000,000
		0.25%		04/15/15	3,000,000	3,000,000
		0.25%		05/04/15	233,000,000	233,000,000
		0.28%		07/01/15	49,000,000	49,000,000

Credit Agricole Corporate and Investment Bank		0.28%		04/01/15	117,000,000	117,000,000

Credit Suisse AG		0.22%		05/01/15	57,000,000	57,000,000
		0.25%		06/09/15	98,000,000	98,000,000
		0.25%		06/15/15	35,000,000	35,000,000
		0.26%		06/18/15	34,000,000	34,000,000
		0.33%		06/18/15	32,000,000	32,000,000
		0.33%		07/09/15	15,000,000	15,000,000
		0.35%		08/20/15	75,000,000	75,000,000

DZ Bank AG Deutsche Zentral-Genossenschaftsbank		0.07%		04/01/15	90,000,000	90,000,000

HSBC Bank PLC		0.35%		10/28/15	216,000,000	216,000,000

HSBC Bank USA		0.24%		04/22/15	108,000,000	108,000,000
		0.25%		06/01/15	5,000,000	5,000,000

ING Bank NV		0.29%		04/01/15	159,000,000	159,000,000

 3

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.30%		04/24/15	72,000,000	72,000,000
		0.30%		05/11/15	177,000,000	177,000,000
		0.30%		05/12/15	40,000,000	40,000,000
		0.33%		07/30/15	10,000,000	10,000,000

Lloyds Bank PLC		0.30%		06/25/15	148,000,000	148,000,000
		0.30%		06/26/15	127,000,000	127,000,000

Mitsubishi UFJ Trust & Banking Corp		0.26%		04/02/15	24,000,000	24,000,000
		0.25%		04/21/15	18,000,000	18,000,000
		0.25%		05/06/15	12,000,000	12,000,000
		0.25%		05/13/15	26,000,000	26,000,000
		0.26%		06/02/15	74,000,000	74,000,000
		0.28%		06/29/15	140,000,000	140,000,000
		0.31%		07/01/15	27,000,000	27,000,000
		0.31%		07/06/15	10,000,000	10,000,000
		0.31%		07/15/15	20,000,000	20,000,000

Mizuho Bank, Ltd		0.26%		04/02/15	2,000,000	2,000,008
		0.25%		04/28/15	125,000,000	125,000,000
		0.25%		04/29/15	25,000,000	25,000,000
		0.25%		05/26/15	16,000,000	16,000,000
		0.25%		05/27/15	81,000,000	81,000,000
		0.25%		05/28/15	28,000,000	28,000,000
		0.25%		06/02/15	45,000,000	45,000,000
		0.26%		06/16/15	18,000,000	18,000,000
		0.30%		06/24/15	160,000,000	160,000,000
		0.30%		07/29/15	54,000,000	54,000,000

National Australia Bank, Ltd		0.27%		09/01/15	75,000,000	75,000,000
		0.27%		09/02/15	11,000,000	11,000,000
		0.37%		11/10/15	135,000,000	135,000,000

National Bank of Canada		0.33%		08/18/15	123,000,000	123,000,000

Natixis SA		0.31%		05/01/15	95,000,000	95,000,000
		0.29%		06/03/15	8,000,000	8,000,000
		0.27%		07/08/15	112,000,000	112,000,000

Oversea-Chinese Banking Corp, Ltd		0.23%		05/19/15	22,000,000	22,000,000

Rabobank Nederland		0.25%		06/11/15	196,000,000	196,000,000
		0.28%		07/01/15	63,000,000	63,000,000

Sumitomo Mitsui Banking Corp		0.25%		04/01/15	70,000,000	70,000,000
		0.25%		04/15/15	12,000,000	12,000,000
		0.26%		06/08/15	44,000,000	44,000,000
		0.25%		06/09/15	141,000,000	141,000,000
		0.30%		06/09/15	9,000,000	9,000,000
		0.25%		06/15/15	103,000,000	103,000,000
		0.31%		07/01/15	52,000,000	52,000,000
		0.31%		07/09/15	15,000,000	15,000,000
		0.34%		09/25/15	14,000,000	14,000,000
		0.34%		09/28/15	63,000,000	63,000,000
		0.37%		10/27/15	13,000,000	13,000,000
		0.40%		11/06/15	14,000,000	14,000,000
		0.40%		11/10/15	23,000,000	23,000,000
		0.43%		11/20/15	93,000,000	93,000,000

Sumitomo Mitsui Trust Bank, Ltd		0.25%		05/01/15	57,000,000	57,000,000
		0.25%		05/13/15	13,000,000	13,000,000
		0.26%		06/24/15	14,000,000	14,000,000
		0.25%		07/13/15	56,000,000	56,000,000

4

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Swedbank AB		0.26%		06/01/15	57,000,000	57,000,000

Toronto-Dominion Bank		0.38%		11/02/15	152,000,000	152,000,000
		0.39%		11/12/15	122,000,000	122,000,000
		0.42%		11/20/15	75,000,000	75,000,000

UBS AG		0.25%		04/02/15	3,000,000	3,000,000
		0.25%		04/07/15	144,000,000	144,000,000

						7,204,000,008

Government Agency Debt 0.4%
Federal Home Loan Bank		0.08%		05/08/15	77,487,000	77,480,828

Other Instruments 7.6%
Australia & New Zealand Banking Group, Ltd		0.12%		04/02/15	217,000,000	217,000,000

Bank of Montreal		0.05%		04/02/15	30,000,000	30,000,000

DNB Bank ASA		0.07%		04/02/15	145,000,000	145,000,000

DZ Bank AG Deutsche Zentral-Genossenschaftsbank		0.07%		04/07/15	132,000,000	132,000,000

National Australia Bank, Ltd		0.06%		04/01/15	225,000,000	225,000,000

National Bank of Canada		0.07%		04/06/15	100,000,000	100,000,000

Skandinaviska Enskilda Banken AB		0.10%		04/02/15	300,000,000	300,000,000

Svenska Handelsbanken AB		0.06%		04/02/15	445,000,000	445,000,000

Swedbank AB		0.07%		04/06/15	110,000,000	110,000,000

						1,704,000,000

Other Notes 2.5%
Bank of America, NA		0.25%		04/22/15	26,000,000	26,000,000
		0.24%		05/01/15	15,000,000	15,000,000
		0.24%		05/05/15	12,000,000	12,000,000
		0.25%		06/04/15	70,000,000	70,000,000
		0.25%		06/15/15	24,000,000	24,000,000
		0.28%		06/18/15	202,000,000	202,000,000
		0.28%		07/07/15	61,000,000	61,000,000
		0.30%		07/20/15	33,000,000	33,000,000
		0.30%		08/07/15	26,000,000	26,000,000
		0.32%		09/01/15	99,000,000	99,000,000

						568,000,000

Total Fixed-Rate Obligations
(Cost $12,446,261,862)						12,446,261,862

Variable-Rate Obligations 20.8% of net assets

Financial Company Commercial Paper 2.4%
Commonwealth Bank of Australia	c	0.27%	04/29/15	10/29/15	90,000,000	89,995,282
	c	0.28%	04/20/15	11/19/15	84,000,000	83,997,263

HSBC Bank PLC	c	0.31%	05/05/15	01/04/16	134,000,000	133,999,872

Westpac Banking Corp	c	0.26%	04/27/15	07/27/15	75,000,000	75,000,000
	c	0.27%	04/16/15	11/16/15	145,000,000	145,000,000

						527,992,417

 5

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Certificates of Deposit 11.1%
Bank of Nova Scotia		0.25%		04/28/15	65,000,000	65,000,000
		0.25%	04/09/15	06/09/15	73,000,000	73,000,000
		0.28%	04/08/15	12/08/15	50,000,000	50,000,000
		0.28%	04/13/15	12/11/15	117,000,000	117,000,000

JPMorgan Chase Bank, NA		0.31%	04/22/15	10/22/15	66,000,000	66,000,000
		0.31%	04/23/15	10/23/15	75,000,000	75,000,000
		0.32%	04/08/15	12/08/15	61,000,000	61,000,000

Rabobank Nederland		0.25%	04/07/15	05/07/15	36,000,000	36,000,000

Royal Bank of Canada		0.26%	04/07/15	09/04/15	25,000,000	25,000,000
		0.29%	04/10/15	12/10/15	124,000,000	124,000,000
		0.28%	04/27/15	02/25/16	150,000,000	150,000,000

State Street Bank & Trust Co, NA		0.25%		04/13/15	175,000,000	175,000,000

Toronto-Dominion Bank		0.24%	04/16/15	06/16/15	134,000,000	134,000,000
		0.25%	04/17/15	06/17/15	50,000,000	50,000,000
		0.24%	04/21/15	07/21/15	3,000,000	3,000,000
		0.26%	04/14/15	10/14/15	85,000,000	85,000,000
		0.27%	04/17/15	10/19/15	64,000,000	64,000,000
		0.29%	04/20/15	03/21/16	115,000,000	115,000,000

Wells Fargo Bank, NA		0.24%	04/02/15	05/01/15	21,000,000	21,000,000
		0.26%	04/20/15	05/20/15	200,000,000	200,000,000
		0.26%	04/10/15	06/10/15	105,000,000	105,000,000
		0.27%	04/08/15	08/10/15	100,000,000	100,000,000
		0.31%	04/08/15	02/08/16	95,000,000	95,000,000
		0.31%	04/09/15	02/09/16	64,000,000	64,000,000
		0.30%	04/14/15	02/12/16	65,000,000	65,000,000

Westpac Banking Corp		0.25%	04/07/15	05/05/15	195,000,000	195,000,000
		0.27%	04/20/15	08/19/15	60,000,000	60,000,000
		0.26%	04/27/15	08/25/15	23,000,000	23,000,000
		0.31%	04/08/15	02/08/16	71,000,000	71,000,000

						2,467,000,000

Treasury Debt 1.5%
United States Treasury Department		0.08%	04/01/15	01/31/16	160,000,000	159,983,997
		0.11%	04/01/15	07/31/16	95,000,000	95,000,000
		0.12%	04/01/15	01/31/17	85,000,000	84,999,347

						339,983,344

Variable Rate Demand Notes 0.0%
Breckenridge Terrace, LLC
Housing Facilities Revenue Notes Series 1999B	a	0.21%		04/07/15	1,000,000	1,000,000

Eagle Cnty
Housing Facilities RB (The Tarnes at BC) Series 1999B	a	0.21%		04/07/15	2,410,000	2,410,000

GFRE Holdings, LLC
Taxable Notes Series 2009A	a	0.17%		04/07/15	2,355,000	2,355,000

Tenderfoot Seasonal Housing, LLC
Taxable Housing Facilities Revenue Notes Series 2000B	a	0.21%		04/07/15	2,885,000	2,885,000

						8,650,000

6

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Other Notes 5.8%
Bank of America, NA		0.38%	05/05/15	04/04/16	60,000,000	60,000,000

Canadian Imperial Bank of Commerce		0.30%	04/10/15	12/04/15	182,000,000	182,000,000

JP Morgan Chase & Co		0.71%		04/23/15	24,531,000	24,536,185

JPMorgan Chase Bank, NA		0.42%	06/08/15	11/06/15	200,000,000	200,073,000
		0.41%	04/20/15	04/18/16	90,000,000	90,000,000
		0.38%	04/22/15	04/22/16	30,000,000	30,000,000

Royal Bank of Canada		0.35%	04/01/15	03/31/16	125,000,000	125,000,000
		0.38%	04/07/15	04/01/16	137,000,000	137,000,000
	c	0.34%	04/07/15	04/06/16	60,000,000	60,000,000

Wells Fargo Bank, NA		0.36%	06/15/15	04/14/16	55,000,000	55,000,000
		0.40%	06/22/15	04/21/16	225,000,000	225,000,000

Westpac Banking Corp	c	0.56%	04/28/15	07/28/15	100,000,000	100,000,000

Whistlejacket Capital, LLC	d,†	n/a	n/a	n/a	2,373,851	2,373,851

						1,290,983,036

Total Variable-Rate Obligations
(Cost $4,634,608,797)						4,634,608,797

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 23.4% of net assets

Government Agency Repurchase Agreements* 2.3%
Bank of Nova Scotia
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by U.S. Government Agency Securities valued at $102,761,218, 1.38% - 4.66%, due 03/31/22 - 09/20/61)		0.14%		04/01/15	100,000,389	100,000,000

BNP Paribas Securities Corp
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by U.S. Government Agency Securities valued at $138,023,778, 2.02% - 5.39%, due 10/25/23 - 04/01/45)		0.13%		04/01/15	134,000,484	134,000,000

Deutsche Bank Securities, Inc
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by U.S. Government Agency Securities valued at $82,400,089, 0.65% - 6.25%, due 10/24/16 - 04/01/56)		0.25%		04/01/15	80,000,556	80,000,000

Goldman Sachs & Co
Issued 03/27/15, repurchase date 04/02/15 (Collateralized by U.S. Government Agency Securities valued at $60,180,001, 3.50% - 5.50%, due 06/20/34 - 02/20/45)		0.09%		04/02/15	59,000,885	59,000,000

JP Morgan Securities, LLC
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by U.S. Government Agency Securities valued at $103,000,344, 3.50%, due 04/01/32 - 03/01/42)		0.14%		04/01/15	100,000,389	100,000,000

 7

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Mizuho Securities USA, Inc
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by U.S. Government Agency Securities valued at $46,350,000, 2.00% - 3.47%, due 02/25/38 - 03/25/38)		0.25%		04/01/15	45,000,313	45,000,000

						518,000,000

Treasury Repurchase Agreements 17.1%
Barclays Capital, Inc
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by U.S. Treasury Securities valued at $3,374,613, 0.38% - 0.75%, due 10/31/16 - 06/30/17)		0.10%		04/01/15	3,308,400	3,308,391

BNP Paribas Securities Corp
Issued 03/25/15, repurchase date 04/01/15 (Collateralized by U.S. Treasury Securities valued at $96,900,042, 0.13% - 3.50%, due 07/15/15 - 01/15/25)		0.06%		04/01/15	95,001,108	95,000,000
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by U.S. Treasury Securities valued at $117,300,086, 0.63% - 3.13%, due 07/15/16 - 10/31/16)		0.11%		04/01/15	115,000,351	115,000,000

Federal Reserve Bank of New York
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by U.S. Treasury Securities valued at $1,878,002,615, 3.13%, due 11/15/41)		0.05%		04/01/15	1,878,002,608	1,878,000,000
Issued 03/30/15, repurchase date 04/06/15 (Collateralized by U.S. Treasury Securities valued at $1,591,008,841, 3.13% - 4.50%, due 05/15/19 - 05/15/38)		0.10%		04/06/15	1,591,030,936	1,591,000,000

JP Morgan Securities, LLC
Issued 03/19/15, repurchase date 04/20/15 (Collateralized by U.S. Treasury Securities valued at $130,563,093, 1.25% - 2.38%, due 10/31/18 - 04/30/21)		0.07%		04/07/15	128,004,729	128,000,000

						3,810,308,391

Other Repurchase Agreements** 4.0%
BNP Paribas Securities Corp
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $8,400,001, 0.37% - 2.26%, due 06/04/17 - 10/25/36)		0.31%		04/01/15	8,000,069	8,000,000

Credit Suisse Securities (USA), LLC
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,302,800, 6.12%, due 11/15/44)		0.30%		04/01/15	2,000,017	2,000,000
Issued 02/03/15, repurchase date 05/19/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $64,401,792, 5.00% - 5.80%, due 02/25/19 - 08/10/45)	d	0.66%		05/19/15	56,107,800	56,000,000
Issued 02/09/15, repurchase date 05/22/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $37,950,910, 2.27% - 8.00%, due 09/19/27 - 12/10/49)	d	0.66%		05/22/15	33,061,710	33,000,000
Issued 02/10/15, repurchase date 05/26/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $46,004,834, 0.08% - 6.03%, due 03/25/30 - 06/11/50)	d	0.66%		05/26/15	40,077,000	40,000,000
Issued 03/25/15, repurchase date 05/27/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $166,753,302, 1.50% - 6.35%, due 10/20/27 - 09/15/45)	d	0.70%		05/27/15	145,177,625	145,000,000

8

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Issued 02/17/15, repurchase date 06/02/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $5,751,643, 3.29% - 3.59%, due 08/01/43 - 08/25/43)	d	0.66%		06/02/15	5,009,625	5,000,000
Issued 02/25/15, repurchase date 06/10/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $119,600,091, 0.35% - 5.20%, due 08/25/34 - 12/25/46)	d	0.66%		06/10/15	104,200,200	104,000,000

JP Morgan Securities, LLC
Issued 03/05/15, repurchase date 09/01/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $115,052,326, 2.00% - 8.88%, due 06/15/16 - 06/15/68)	d	0.63%		06/29/15	100,203,000	100,000,000
Issued 03/19/15, repurchase date 09/15/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $175,986,950, 2.00% - 7.75%, due 01/15/17 - 12/10/49)	d	0.63%		06/29/15	153,273,105	153,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 02/05/15, repurchase date 05/06/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $282,900,000, 0.38% - 6.50%, due 12/17/29 - 05/26/53)	d	0.55%		05/05/15	246,334,492	246,000,000

						892,000,000

Total Repurchase Agreements
(Cost $5,220,308,391)						5,220,308,391

End of Investments.

At 03/31/15, the tax basis cost of the fund’s investments was $22,301,179,050.

a	Credit-enhanced or liquidity-enhanced.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,088,476,894 or 9.4% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $884,373,851 or 4.0% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
ETF —	Exchange Traded Fund
RB —	Revenue bond

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the

 9

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2015, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2015.

REG47712MAR15

10

The Charles Schwab Family of Funds
Schwab Government Money Fund™

Portfolio Holdings as of March 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

40.6%	Fixed-Rate Obligations	9,177,154,660	9,177,154,660
16.8%	Variable-Rate Obligations	3,800,918,941	3,800,918,941
42.6%	Repurchase Agreements	9,651,838,208	9,651,838,208

100.0%	Total Investments	22,629,911,809	22,629,911,809
(0.0%)	Other Assets and Liabilities, Net		(508,404)

100.0%	Net Assets		22,629,403,405

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 40.6% of net assets

Government Agency Debt 39.6%
Fannie Mae		0.10%		04/08/15	45,300,000	45,299,163
		0.09%		04/13/15	100,000,000	99,997,000
		0.10%		04/15/15	90,909,000	90,905,641
		0.10%		04/16/15	190,000,000	189,992,479
		0.10%		04/22/15	9,100,000	9,099,469
		0.07%		04/27/15	25,000,000	24,998,736
		0.10%		04/27/15	95,791,000	95,784,082
		0.11%		05/18/15	10,900,000	10,898,435
		0.12%		05/18/15	145,000,000	144,978,230
		0.10%		05/21/15	200,000,000	199,972,222
		0.50%		05/27/15	59,850,000	59,882,510
		0.18%		06/02/15	8,000,000	7,997,520
		0.09%		07/02/15	400,000,000	399,908,000
		0.50%		07/02/15	33,535,000	33,566,593
		2.38%		07/28/15	15,842,000	15,956,588
		0.50%		09/28/15	8,850,000	8,864,581

Federal Home Loan Bank		0.08%		04/01/15	400,000,000	400,000,000
		0.09%		04/01/15	1,600,000	1,600,000
		0.10%		04/01/15	6,449,000	6,449,000
		0.09%		04/02/15	71,038,000	71,037,832
		0.09%		04/06/15	1,000,000	999,988
		0.10%		04/06/15	11,600,000	11,599,839
		0.09%		04/10/15	2,900,000	2,899,935
		0.10%		04/10/15	11,900,000	11,899,715
		0.06%		04/15/15	1,112,000	1,111,974
		0.07%		04/15/15	19,000,000	18,999,483
		0.09%		04/15/15	6,011,000	6,010,787
		0.08%		04/17/15	3,000,000	2,999,893
		0.09%		04/17/15	7,500,000	7,499,700
		0.11%		04/17/15	27,230,000	27,228,729
		0.10%		04/20/15	15,000,000	14,999,208
		0.06%		04/22/15	32,600,000	32,598,859

 1

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.06%		04/24/15	11,480,000	11,479,560
		0.09%		04/24/15	95,100,000	95,094,532
		0.10%		04/24/15	21,617,000	21,615,688
		0.10%		04/29/15	8,300,000	8,299,355
		0.11%		04/29/15	4,870,000	4,869,602
		0.11%		05/01/15	423,700,000	423,662,926
		0.18%		05/05/15	1,400,000	1,399,762
		0.10%		05/06/15	9,500,000	9,499,076
		0.11%		05/08/15	41,000,000	40,995,575
		0.11%		05/15/15	28,500,000	28,496,168
		0.18%		05/15/15	33,004,000	32,996,739
		0.14%		05/19/15	1,600,000	1,599,701
		0.12%		05/20/15	174,000,000	173,972,764
		0.19%		05/20/15	1,800,000	1,799,535
		0.07%		05/22/15	205,000,000	204,979,671
		0.08%		05/22/15	300,000,000	299,968,125
		0.11%		05/22/15	1,200,000	1,199,813
		0.12%		05/22/15	25,095,000	25,090,805
		0.14%		05/22/15	1,300,000	1,299,742
		0.07%		05/27/15	2,000,000	1,999,782
		0.16%		05/27/15	3,900,000	3,899,029
		0.11%		06/03/15	128,200,000	128,175,322
		0.13%		06/03/15	26,870,000	26,868,743
		0.14%		06/05/15	29,000,000	28,992,931
		2.88%		06/12/15	10,265,000	10,320,263
		0.13%		06/19/15	10,150,000	10,147,216
		0.13%		07/02/15	99,370,000	99,359,440
		0.15%		07/07/15	100,000,000	99,997,085
		0.13%		07/10/15	100,000,000	99,987,248
		0.15%		07/17/15	95,000,000	94,959,058
		0.14%		07/24/15	17,700,000	17,692,433
		0.10%		07/29/15	2,779,000	2,778,081
		0.12%		07/31/15	20,000,000	19,991,933
		0.12%		08/12/15	19,800,000	19,791,222
		0.13%		08/12/15	146,234,000	146,162,711
		0.20%		08/18/15	40,000,000	40,007,361
		0.12%		08/19/15	150,000,000	149,930,000
		0.14%		08/21/15	404,500,000	404,279,878
		0.20%		08/24/15	13,650,000	13,652,264
		0.13%		08/28/15	10,800,000	10,798,376
		0.20%		08/28/15	100,000,000	100,011,441
		0.38%		08/28/15	126,470,000	126,580,334
		0.19%		09/01/15	25,000,000	24,998,623
		0.13%		09/02/15	55,700,000	55,688,864
		0.15%		09/02/15	32,325,000	32,304,258
		0.19%		09/08/15	195,000,000	195,014,996
		0.20%		09/10/15	50,000,000	49,990,382
		1.75%		09/11/15	31,925,000	32,143,634
		0.20%		09/15/15	24,000,000	23,997,435
		0.20%		09/16/15	150,000,000	149,991,175
		0.20%		09/18/15	25,000,000	25,003,032
		0.21%		09/18/15	14,445,000	14,430,675
		0.20%		09/25/15	494,000,000	493,934,831
		0.25%		10/02/15	100,000,000	100,000,000
		0.27%		10/09/15	50,000,000	50,000,000
		0.17%		10/19/15	250,000,000	249,960,713
		0.25%		12/09/15	175,000,000	174,965,553
		0.30%		12/30/15	100,000,000	100,000,000
		0.30%		01/06/16	75,000,000	75,000,000
		0.25%		01/27/16	100,000,000	99,980,610
		0.27%		02/05/16	100,000,000	99,988,401
		0.27%		02/10/16	50,000,000	49,985,372
		0.35%		03/07/16	50,000,000	50,000,000
		0.34%		03/14/16	248,000,000	247,944,818
		0.40%		03/18/16	50,000,000	50,000,000

2

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.33%		04/01/16	75,000,000	74,972,941

Freddie Mac		0.11%		04/07/15	30,000,000	29,999,475
		0.07%		04/08/15	125,000,000	124,998,299
		0.10%		04/16/15	150,000,000	149,994,063
		0.10%		05/20/15	500,000,000	499,931,944
		0.14%		05/27/15	20,975,000	20,970,432
		0.09%		06/23/15	190,000,000	189,960,575
		0.11%		08/05/15	17,740,000	17,733,170
		0.11%		08/07/15	47,000,000	46,981,618
		0.50%		08/28/15	5,060,000	5,066,997
		0.23%		10/26/15	21,982,000	21,952,788
		0.19%		11/30/15	51,584,000	51,519,585
		0.21%		12/07/15	49,000,000	48,930,243
		0.27%		12/09/15	125,000,000	125,000,000

						8,954,072,983

Treasury Debt 1.0%
United States Treasury Department		0.38%		06/30/15	25,000,000	25,013,274
		0.25%		08/15/15	65,000,000	65,018,685
		0.25%		09/15/15	8,000,000	8,002,444
		0.25%		10/31/15	125,000,000	125,047,274

						223,081,677

Total Fixed-Rate Obligations
(Cost $9,177,154,660)						9,177,154,660

Variable-Rate Obligations 16.8% of net assets

Government Agency Debt 15.2%
Fannie Mae		0.14%	04/05/15	08/05/15	150,000,000	149,989,475
		0.16%	04/21/15	10/21/15	450,000,000	450,076,679
		0.15%	04/21/15	10/21/16	125,000,000	124,981,333

Farm Credit System		0.17%	04/07/15	08/27/15	50,000,000	49,997,970

Federal Home Loan Bank		0.14%		04/10/15	75,000,000	75,000,013
		0.13%	04/28/15	05/28/15	73,000,000	72,999,423
		0.14%	04/21/15	07/21/15	100,000,000	99,995,334
		0.14%	04/10/15	08/10/15	50,000,000	49,997,307
		0.14%	04/18/15	08/18/15	50,000,000	50,000,000
		0.16%	05/26/15	08/26/15	100,000,000	99,993,974
		0.14%	04/17/15	09/17/15	100,000,000	99,995,277
		0.17%	06/17/15	09/17/15	100,000,000	99,992,809
		0.14%	04/28/15	09/28/15	75,000,000	74,996,230
		0.17%	04/23/15	10/23/15	61,000,000	61,014,223
		0.18%	05/25/15	11/20/15	6,000,000	5,999,535
		0.13%	04/24/15	11/24/15	100,000,000	100,000,000
		0.18%	06/06/15	12/03/15	8,000,000	7,999,298
		0.13%	04/07/15	12/07/15	100,000,000	99,987,871
		0.19%	06/09/15	12/09/15	50,000,000	50,000,000
		0.18%	05/10/15	02/10/16	150,000,000	150,000,180
		0.14%	04/18/15	02/18/16	100,000,000	99,988,741
		0.14%	05/13/15	05/13/16	200,000,000	199,965,147

Freddie Mac		0.15%	04/16/15	10/16/15	528,750,000	528,799,228
		0.16%	04/25/15	11/25/15	137,500,000	137,519,064
		0.14%	04/18/15	02/18/16	150,000,000	149,986,637
		0.15%	05/14/15	11/14/16	75,000,000	74,981,173
		0.17%	04/12/15	12/12/16	100,000,000	99,974,054
		0.18%	04/13/15	01/13/17	175,000,000	174,968,276

						3,439,199,251

 3

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Treasury Debt 1.6%
United States Treasury Department		0.08%	04/01/15	01/31/16	95,000,000	94,997,673
		0.11%	04/01/15	07/31/16	95,000,000	95,000,000
		0.09%	04/01/15	10/31/16	100,000,000	99,942,576
		0.12%	04/01/15	01/31/17	71,780,000	71,779,441

						361,719,690

Total Variable-Rate Obligations
(Cost $3,800,918,941)						3,800,918,941

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 42.6% of net assets

Government Agency Repurchase Agreements* 4.8%
Barclays Capital, Inc
Issued 03/26/15, repurchase date 04/02/15 (Collateralized by U.S. Government Agency Securities valued at $155,015,556, 0.00% - 7.13%, due 09/14/16 - 06/15/35)		0.05%		04/02/15	150,001,458	150,000,000

BNP Paribas Securities Corp
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by U.S. Government Agency Securities valued at $140,080,001, 0.00% - 3.18%, due 09/01/19 - 12/01/44)		0.13%		04/01/15	136,000,491	136,000,000

Deutsche Bank Securities, Inc
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by U.S. Government Agency Securities valued at $74,161,026, 0.00% - 5.25%, due 01/21/16 - 09/15/39)		0.25%		04/01/15	72,000,500	72,000,000

Goldman Sachs & Co
Issued 03/25/15, repurchase date 04/01/15 (Collateralized by U.S. Government Agency Securities valued at $31,620,001, 1.89% - 9.00%, due 02/01/24 - 02/20/45)		0.09%		04/01/15	31,000,543	31,000,000
Issued 03/26/15, repurchase date 04/02/15 (Collateralized by U.S. Government Agency Securities valued at $173,400,001, 2.26% - 8.00%, due 03/01/17 - 11/01/44)		0.09%		04/02/15	170,002,975	170,000,000

JP Morgan Securities, LLC
Issued 03/25/15, repurchase date 04/01/15 (Collateralized by U.S. Government Agency Securities valued at $154,502,060, 2.00% - 4.50%, due 07/01/26 - 12/01/42)		0.08%		04/01/15	150,002,333	150,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by U.S. Government Agency Securities valued at $123,600,000, 2.50% - 3.50%, due 04/25/28 - 10/25/42)		0.15%		04/01/15	120,000,500	120,000,000
Issued 03/30/15, repurchase date 04/06/15 (Collateralized by U.S. Government Agency Securities valued at $206,000,000, 2.00% - 3.00%, due 02/25/33 - 02/16/45)		0.11%		04/06/15	200,004,278	200,000,000

Mizuho Securities USA, Inc
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by U.S. Government Agency Securities valued at $57,680,000, 2.00% - 6.67%, due 03/25/38 - 06/25/39)		0.25%		04/01/15	56,000,389	56,000,000

4

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Morgan Stanley & Co. LLC
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by U.S. Government Agency Securities valued at $12,240,000, 2.37% - 10.00%, due 10/01/17 - 11/01/44)		0.12%		04/01/15	12,000,040	12,000,000

						1,097,000,000

Treasury Repurchase Agreements 37.8%
Barclays Capital, Inc
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by U.S. Treasury Securities valued at $1,607,897, 0.00%, due 08/27/15)		0.10%		04/01/15	1,576,355	1,576,351

BNP Paribas Securities Corp
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by U.S. Treasury Securities valued at $176,727,099, 0.38% - 6.63%, due 11/15/15 - 02/15/41)		0.11%		04/01/15	173,262,386	173,261,857

Federal Reserve Bank of New York
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by U.S. Treasury Securities valued at $3,710,005,156, 3.13% - 4.75%, due 02/15/41 - 02/15/42)		0.05%		04/01/15	3,710,005,153	3,710,000,000
Issued 03/19/15, repurchase date 04/02/15 (Collateralized by U.S. Treasury Securities valued at $500,016,251, 3.63% - 4.25%, due 02/15/21 - 05/15/39)		0.09%		04/02/15	500,017,500	500,000,000
Issued 03/30/15, repurchase date 04/06/15 (Collateralized by U.S. Treasury Securities valued at $4,000,022,334, 2.75% - 3.63%, due 02/28/18 - 02/15/21)		0.10%		04/06/15	4,000,077,778	4,000,000,000

JP Morgan Securities, LLC
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by U.S. Treasury Securities valued at $15,300,062, 2.50%, due 05/15/24)		0.12%		04/01/15	15,000,050	15,000,000
Issued 03/19/15, repurchase date 04/20/15 (Collateralized by U.S. Treasury Securities valued at $158,103,759, 1.25% - 2.63%, due 10/31/18 - 05/15/24)		0.07%		04/07/15	155,005,726	155,000,000

						8,554,838,208

Total Repurchase Agreements
(Cost $9,651,838,208)						9,651,838,208

End of Investments.

At 03/31/15, the tax basis cost of the fund’s investments was $22,629,911,809.

*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these

 5

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2015, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2015.

REG47701MAR15

6

The Charles Schwab Family of Funds
Schwab U.S. Treasury Money Fund™

Portfolio Holdings as of March 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

89.3%	Fixed-Rate Obligations	18,199,173,124	18,199,173,124
10.5%	Variable-Rate Obligations	2,135,680,344	2,135,680,344

99.8%	Total Investments	20,334,853,468	20,334,853,468
0.2%	Other Assets and Liabilities, Net		45,286,317

100.0%	Net Assets		20,380,139,785

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 89.3% of net assets

Treasury Debt 76.2%
United States Treasury Department		0.01%		04/02/15	588,126,000	588,125,837
		0.01%		04/09/15	700,000,000	699,998,444
		0.02%		04/09/15	703,141,000	703,137,875
		0.03%		04/09/15	500,000,000	499,997,222
		0.38%		04/15/15	440,000,000	440,052,399
		0.04%		04/16/15	150,000,000	149,997,813
		0.01%		04/23/15	2,500,000,000	2,499,981,972
		0.00%		04/30/15	151,776,000	151,775,576
		0.01%		04/30/15	150,000,000	149,998,731
		0.13%		04/30/15	235,000,000	235,005,544
		2.50%		04/30/15	1,250,000,000	1,252,458,825
		0.01%		05/07/15	1,039,929,000	1,039,923,118
		0.00%		05/14/15	100,000,000	99,999,821
		0.02%		05/14/15	10,861,000	10,860,747
		0.25%		05/15/15	450,000,000	450,091,479
		4.13%		05/15/15	1,027,000,000	1,032,071,363
		0.01%		05/21/15	215,000,000	214,998,507
		0.07%		05/21/15	10,000,000	9,999,056
		0.25%		05/31/15	600,000,000	600,206,818
		2.13%		05/31/15	750,000,000	752,556,957
		0.38%		06/15/15	27,000,000	27,012,418
		0.09%		06/18/15	200,000,000	199,962,950
		0.12%		06/25/15	94,279,000	94,253,401
		0.38%		06/30/15	37,000,000	37,020,101
		1.88%		06/30/15	372,000,000	373,661,168
		0.25%		07/31/15	760,000,000	760,435,246
		1.75%		07/31/15	490,000,000	492,733,658
		0.25%		08/15/15	130,000,000	130,041,269
		4.25%		08/15/15	280,000,000	284,355,667
		0.38%		08/31/15	100,000,000	100,079,527
		0.11%		09/03/15	48,915,000	48,891,833
		0.25%		09/15/15	140,000,000	140,038,096
		0.25%		09/30/15	140,000,000	140,078,206
		0.25%		10/31/15	125,000,000	125,047,275

 1

 Schwab U.S. Treasury Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		1.25%		10/31/15	360,000,000	362,290,010
		0.38%		11/15/15	35,000,000	35,034,102
		4.50%		11/15/15	14,000,000	14,377,373
		1.38%		11/30/15	290,000,000	292,303,240
		0.38%		01/15/16	150,000,000	150,209,866
		2.00%		01/31/16	90,000,000	91,263,370
		0.38%		03/31/16	47,000,000	47,032,894

						15,527,359,774

Government Agency Debt 13.1%
Fannie Mae		0.10%		04/16/15	200,000,000	199,992,083
		0.09%		05/01/15	250,000,000	249,981,250
		0.16%		05/13/15	1,788,000	1,787,666
		0.10%		05/18/15	50,000,000	49,993,799
		0.12%		05/18/15	50,000,000	49,992,493
		0.16%		05/20/15	15,000,000	14,996,733
		0.06%		06/01/15	330,900,000	330,869,162

Federal Home Loan Bank		0.05%		04/06/15	174,000,000	173,998,768
		0.06%		04/09/15	500,000,000	499,993,333
		0.10%		04/10/15	145,000,000	144,996,556
		0.06%		04/15/15	70,188,000	70,186,362
		0.11%		04/17/15	19,770,000	19,769,077
		0.07%		05/01/15	93,025,000	93,019,961
		0.08%		05/01/15	137,700,000	137,691,394
		0.11%		05/08/15	6,255,000	6,254,293
		0.08%		05/15/15	58,100,000	58,094,532
		0.07%		05/20/15	2,900,000	2,899,724
		0.12%		05/20/15	150,000,000	149,976,521
		0.14%		06/05/15	23,500,000	23,494,272
		0.13%		06/16/15	55,750,000	55,746,283
		0.10%		07/10/15	3,200,000	3,199,156
		0.13%		08/12/15	2,766,000	2,764,672
		0.20%		09/10/15	25,000,000	24,995,191
		0.20%		09/25/15	90,000,000	89,985,516
		0.25%		12/09/15	160,000,000	159,968,499

Freddie Mac		0.16%		06/09/15	3,180,000	3,179,025
		0.09%		06/23/15	50,000,000	49,989,625
		0.16%		08/25/15	4,000,000	3,997,404

						2,671,813,350

Total Fixed-Rate Obligations
(Cost $18,199,173,124)						18,199,173,124

Variable-Rate Obligations 10.5% of net assets

Treasury Debt 10.5%
United States Treasury Department		0.08%	04/01/15	01/31/16	1,490,000,000	1,489,878,798
		0.10%	04/01/15	04/30/16	95,000,000	95,001,561
		0.11%	04/01/15	07/31/16	134,000,000	133,997,432
		0.09%	04/01/15	10/31/16	352,000,000	351,803,112
		0.12%	04/01/15	01/31/17	65,000,000	64,999,441

Total Variable-Rate Obligations
(Cost $2,135,680,344)						2,135,680,344

End of Investments.

At 03/31/15, the tax basis cost of the fund’s investments was $20,334,853,468.

2

 Schwab U.S. Treasury Money Fund

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 3

 Schwab U.S. Treasury Money Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2015, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2015.

REG47702MAR15

4

The Charles Schwab Family of Funds
Schwab Treasury Obligations Money Fund™

Portfolio Holdings as of March 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

50.3%	Fixed-Rate Obligations	622,825,763	622,825,763
11.3%	Variable-Rate Obligations	140,205,436	140,205,436
38.3%	Repurchase Agreements	473,833,013	473,833,013

99.9%	Total Investments	1,236,864,212	1,236,864,212
0.1%	Other Assets and Liabilities, Net		1,736,219

100.0%	Net Assets		1,238,600,431

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 50.3% of net assets

Treasury Debt 35.3%
United States Treasury Department		0.13%		04/30/15	3,000,000	3,000,143
		2.13%		05/31/15	160,000,000	160,546,336
		0.38%		06/30/15	23,000,000	23,012,249
		1.88%		06/30/15	15,000,000	15,063,443
		0.25%		07/31/15	40,000,000	40,022,996
		1.75%		07/31/15	10,000,000	10,055,789
		0.25%		08/15/15	45,000,000	45,020,156
		4.25%		08/15/15	20,000,000	20,307,823
		0.25%		09/15/15	27,000,000	27,007,080
		0.25%		09/30/15	10,000,000	10,005,586
		1.25%		10/31/15	30,000,000	30,191,264
		0.38%		11/15/15	15,000,000	15,016,517
		4.50%		11/15/15	5,000,000	5,134,776
		1.38%		11/30/15	20,000,000	20,157,635
		2.00%		01/31/16	10,000,000	10,140,375
		0.38%		03/31/16	3,000,000	3,002,100

						437,684,268

Government Agency Debt 15.0%
Fannie Mae		0.10%		04/16/15	10,000,000	9,999,604
		0.11%		05/18/15	5,000,000	4,999,282
		0.12%		05/18/15	5,000,000	4,999,249
		0.06%		06/01/15	5,000,000	4,999,534

Federal Home Loan Bank		0.04%		04/01/15	4,000,000	4,000,000
		0.09%		04/10/15	1,400,000	1,399,969
		0.10%		04/10/15	5,000,000	4,999,881
		0.05%		04/17/15	10,964,000	10,963,756
		0.07%		04/17/15	1,500,000	1,499,957
		0.08%		04/17/15	10,000,000	9,999,645
		0.11%		04/17/15	1,000,000	999,953
		0.07%		04/20/15	1,300,000	1,299,956

 1

 Schwab Treasury Obligations Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.06%		04/24/15	5,000,000	4,999,808
		0.11%		04/24/15	1,800,000	1,799,879
		0.06%		04/29/15	11,705,000	11,704,454
		0.18%		04/29/15	2,000,000	1,999,720
		0.08%		05/15/15	4,000,000	3,999,624
		0.12%		05/20/15	20,000,000	19,996,870
		0.11%		05/22/15	2,600,000	2,599,595
		0.12%		05/22/15	5,000,000	4,999,164
		0.16%		05/26/15	1,400,000	1,399,658
		0.07%		05/27/15	20,000,000	19,997,822
		0.14%		06/05/15	1,500,000	1,499,634
		0.13%		06/16/15	10,000,000	9,999,333
		0.14%		08/21/15	20,000,000	19,989,192
		0.25%		12/09/15	10,000,000	9,998,031

Freddie Mac		0.09%		06/23/15	10,000,000	9,997,925

						185,141,495

Total Fixed-Rate Obligations
(Cost $622,825,763)						622,825,763

Variable-Rate Obligations 11.3% of net assets

Treasury Debt 11.3%
United States Treasury Department		0.08%	04/01/15	01/31/16	95,000,000	94,991,125
		0.10%	04/01/15	04/30/16	5,000,000	5,000,082
		0.11%	04/01/15	07/31/16	12,221,000	12,220,865
		0.09%	04/01/15	10/31/16	18,000,000	17,993,457
		0.12%	04/01/15	01/31/17	10,000,000	9,999,907

Total Variable-Rate Obligations
(Cost $140,205,436)						140,205,436

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 38.3% of net assets

Treasury Repurchase Agreements 38.3%
Barclays Capital, Inc
Issued 03/25/15, repurchase date 04/01/15 (Collateralized by U.S. Treasury Securities valued at $160,140,027, 0.00% - 8.75%, due 07/31/15 - 08/15/40)		0.05%		04/01/15	157,001,526	157,000,000
Issued 03/30/15, repurchase date 04/06/15 (Collateralized by U.S. Treasury Securities valued at $96,900,022, 0.25% - 3.50%, due 11/30/15 - 05/15/20)		0.06%		04/06/15	95,001,108	95,000,000

BNP Paribas Securities Corp
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by U.S. Treasury Securities valued at $37,569,766, 0.38% - 5.25%, due 10/31/15 - 08/15/43)		0.11%		04/01/15	36,833,126	36,833,013

2

 Schwab Treasury Obligations Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

JP Morgan Securities, LLC
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by U.S. Treasury Securities valued at $188,700,075, 1.75% - 2.50%, due 10/31/20 - 05/15/24)		0.12%		04/01/15	185,000,617	185,000,000

Total Repurchase Agreements
(Cost $473,833,013)						473,833,013

End of Investments.

At 03/31/15, the tax basis cost of the fund’s investments was $1,236,864,212.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money

 3

 Schwab Treasury Obligations Money Fund

Portfolio Holdings (Unaudited) continued

funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2015, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2015.

REG74266MAR15

4

The Charles Schwab Family of Funds
Schwab Value Advantage Money Fund®

Portfolio Holdings as of March 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

57.3%	Fixed-Rate Obligations	6,125,211,580	6,125,211,580
20.1%	Variable-Rate Obligations	2,150,110,592	2,150,110,592
22.8%	Repurchase Agreements	2,429,064,503	2,429,064,503

100.2%	Total Investments	10,704,386,675	10,704,386,675
(0.2%)	Other Assets and Liabilities, Net		(20,576,997)

100.0%	Net Assets		10,683,809,678

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 57.3% of net assets

Asset Backed Commercial Paper 8.5%
Bennington Stark Capital Co, LLC	a,b,c	0.28%		05/22/15	15,000,000	14,994,050

CAFCO, LLC	a,b,c	0.25%		06/04/15	41,000,000	40,981,778
	a,b,c	0.28%		06/29/15	20,000,000	19,986,156
	a,b,c	0.27%		08/05/15	10,000,000	9,990,550

Charta, LLC	a,b,c	0.25%		05/18/15	43,000,000	42,985,965
	a,b,c	0.25%		05/22/15	2,000,000	1,999,292
	a,b,c	0.25%		06/08/15	16,000,000	15,992,444
	a,b,c	0.28%		06/25/15	15,000,000	14,990,083
	a,b,c	0.28%		06/29/15	45,000,000	44,968,850
	a,b,c	0.28%		08/07/15	39,000,000	38,961,173

Ciesco, LLC	a,b,c	0.25%		05/04/15	14,000,000	13,996,792
	a,b,c	0.28%		08/03/15	31,000,000	30,970,103
	a,b,c	0.29%		08/10/15	10,000,000	9,989,447

Collateralized Commercial Paper Co, LLC	a,b	0.30%		06/02/15	2,000,000	1,998,967
	a,b	0.33%		07/06/15	51,000,000	50,955,120
	a,b	0.38%		07/20/15	48,000,000	47,944,267

Collateralized Commercial Paper II Co, LLC	b,c	0.40%		06/15/15	56,000,000	55,953,333
	b,c	0.33%		06/29/15	25,000,000	24,979,604

CRC Funding, LLC	a,b,c	0.25%		05/18/15	19,000,000	18,993,799
	a,b,c	0.25%		06/08/15	25,000,000	24,988,194
	a,b,c	0.28%		08/03/15	8,000,000	7,992,284

Crown Point Capital Co, LLC	a,b,c	0.26%		04/07/15	5,000,000	4,999,783

Lexington Parker Capital Co, LLC	a,b,c	0.26%		04/13/15	22,000,000	21,998,093
	a,b,c	0.30%		06/09/15	48,000,000	47,972,400

 1

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Old Line Funding, LLC	a,b,c	0.30%		09/23/15	79,000,000	78,884,792
	a,b,c	0.30%		09/24/15	90,000,000	89,868,000

Ridgefield Funding Co, LLC	a,b,c	0.30%		05/11/15	81,000,000	80,973,000

Sheffield Receivables Company, LLC	a,b,c	0.25%		04/27/15	17,000,000	16,996,931

Thunder Bay Funding, LLC	a,b,c	0.25%		06/08/15	33,000,000	32,984,417

						909,289,667

Financial Company Commercial Paper 7.5%
Barclays US Funding LLC	a	0.30%		04/01/15	44,000,000	44,000,000

BPCE SA	c	0.26%		04/01/15	64,000,000	64,000,000

DNB Bank ASA		0.24%		04/08/15	85,000,000	84,996,033
		0.33%		10/01/15	102,000,000	101,831,488

General Electric Capital Corp		0.22%		04/14/15	23,000,000	22,998,173
		0.25%		06/24/15	96,000,000	95,944,000
		0.25%		06/26/15	19,000,000	18,988,653

ING (U.S.) Funding, LLC	a	0.27%		04/01/15	72,000,000	72,000,000
	a	0.28%		06/12/15	1,000,000	999,440

Lloyds Bank PLC		0.10%		04/02/15	13,000,000	12,999,964
		0.27%		04/20/15	37,000,000	36,994,727

Macquarie Bank, Ltd		0.26%		05/01/15	81,000,000	80,982,450

Nationwide Building Society		0.25%		04/02/15	14,000,000	13,999,903
		0.35%		06/01/15	1,000,000	999,407
		0.40%		06/26/15	10,000,000	9,990,444

PNC Bank, NA		0.32%		06/10/15	30,000,000	29,981,333

Skandinaviska Enskilda Banken AB		0.26%		05/07/15	49,000,000	48,987,260

Societe Generale	c	0.27%		06/01/15	16,000,000	15,992,680

United Overseas Bank, Ltd		0.26%		08/14/15	47,000,000	46,954,175

						803,640,130

Other Commercial Paper 0.6%
Toyota Motor Credit Corp		0.22%		05/04/15	41,000,000	40,991,731
		0.23%		05/14/15	24,000,000	23,993,407

						64,985,138

Certificates of Deposit 30.7%
Abbey National Treasury Services PLC	a	0.08%		04/01/15	8,000,000	8,000,000

Bank of Montreal		0.26%		07/15/15	59,000,000	59,000,000

Bank of Nova Scotia		0.34%		11/09/15	30,000,000	30,000,000

Bank of the West		0.24%		04/09/15	55,000,000	55,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.25%		06/05/15	90,000,000	90,000,000
		0.25%		06/10/15	18,000,000	18,000,000
		0.25%		06/17/15	19,000,000	19,000,000
		0.33%		08/26/15	33,000,000	33,000,000

2

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.33%		09/03/15	23,000,000	23,000,000
		0.33%		09/04/15	13,000,000	13,000,000

Barclays Bank PLC		0.36%		04/17/15	59,000,000	59,000,000
		0.45%		08/17/15	47,000,000	47,000,000
		0.53%		09/02/15	63,000,000	63,000,000

BNP Paribas		0.30%		06/01/15	25,000,000	25,000,000
		0.31%		06/01/15	84,000,000	84,000,000
		0.36%		08/24/15	45,000,000	45,000,000

Canadian Imperial Bank of Commerce		0.06%		04/07/15	190,000,000	190,000,000

Chase Bank USA, NA		0.35%		10/01/15	122,000,000	122,000,000

Citibank, NA		0.25%		04/01/15	21,000,000	21,000,000
		0.28%		07/01/15	38,000,000	38,000,000

Credit Agricole Corporate and Investment Bank		0.28%		05/12/15	74,000,000	74,000,000

Credit Suisse AG		0.22%		05/01/15	13,000,000	13,000,000
		0.33%		06/10/15	30,000,000	30,000,000
		0.25%		06/15/15	44,000,000	44,000,000
		0.26%		06/18/15	47,000,000	47,000,000

HSBC Bank PLC		0.40%		10/13/15	100,000,000	100,000,000
		0.35%		10/28/15	94,000,000	94,000,000
		0.43%		12/23/15	20,000,000	20,000,000

HSBC Bank USA		0.24%		05/27/15	54,000,000	54,000,000

ING Bank NV		0.30%		04/24/15	39,000,000	39,000,000
		0.30%		05/12/15	48,000,000	48,000,000
		0.30%		05/18/15	52,000,000	52,000,000

JPMorgan Chase Bank, NA		0.28%		09/03/15	2,000,000	1,999,999

Lloyds Bank PLC		0.30%		06/25/15	67,000,000	67,000,000
		0.30%		06/26/15	24,000,000	24,000,000

Mitsubishi UFJ Trust & Banking Corp		0.25%		04/09/15	12,000,000	12,000,000
		0.25%		04/23/15	47,000,000	47,000,000
		0.26%		06/02/15	5,000,000	5,000,000
		0.31%		07/01/15	6,000,000	6,000,000
		0.31%		07/06/15	28,000,000	28,000,000
		0.29%		07/07/15	67,000,000	67,000,000
		0.31%		07/13/15	34,000,000	34,000,000
		0.31%		08/05/15	18,000,000	18,000,000
		0.31%		08/10/15	5,000,000	5,000,000
		0.33%		08/24/15	4,000,000	4,000,000

Mizuho Bank, Ltd		0.25%		04/28/15	40,000,000	40,000,000
		0.25%		05/21/15	1,000,000	1,000,000
		0.25%		05/26/15	87,000,000	87,000,000
		0.25%		05/28/15	34,000,000	34,000,000
		0.26%		06/16/15	62,000,000	62,000,000
		0.30%		07/29/15	47,000,000	47,000,000

National Australia Bank, Ltd		0.27%		09/02/15	46,000,000	46,000,000
		0.29%		09/11/15	52,000,000	52,000,000

National Bank of Canada		0.33%		08/18/15	7,000,000	7,000,000

Natixis SA		0.30%		05/01/15	1,000,000	1,000,000

 3

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.31%		05/01/15	95,000,000	95,000,000

Oversea-Chinese Banking Corp, Ltd		0.23%		04/17/15	54,000,000	53,999,880
		0.23%		05/19/15	1,000,000	1,000,000

Rabobank Nederland		0.25%		06/11/15	46,000,000	46,000,000
		0.28%		07/01/15	4,000,000	4,000,000

Sumitomo Mitsui Banking Corp		0.25%		04/10/15	12,000,000	12,000,000
		0.25%		04/16/15	33,000,000	33,000,000
		0.25%		05/04/15	6,000,000	6,000,000
		0.25%		06/09/15	94,000,000	94,000,000
		0.30%		06/09/15	23,000,000	23,000,000
		0.25%		06/15/15	10,000,000	10,000,000
		0.37%		10/28/15	19,000,000	19,000,000
		0.40%		11/06/15	50,000,000	50,000,000
		0.40%		11/10/15	5,000,000	5,000,000
		0.40%		11/12/15	50,000,000	50,000,000

Sumitomo Mitsui Trust Bank, Ltd		0.25%		04/23/15	2,000,000	2,000,000
		0.25%		05/01/15	44,000,000	44,000,000
		0.25%		05/13/15	19,000,000	19,000,000
		0.25%		05/22/15	17,000,000	17,000,000

Swedbank AB		0.26%		06/01/15	54,000,000	54,000,000

Toronto-Dominion Bank		0.06%		04/02/15	100,000,000	100,000,000
		0.29%		06/16/15	14,000,000	14,000,000

UBS AG		0.25%		04/07/15	105,000,000	105,000,000

Westpac Banking Corp		0.26%		07/14/15	74,000,000	74,000,000

						3,283,999,879

Government Agency Debt 0.7%
Federal Home Loan Bank		0.06%		04/29/15	69,300,000	69,296,766

Other Instruments 6.9%
ABN AMRO Bank N.V.		0.11%		04/07/15	40,000,000	40,000,000

Australia & New Zealand Banking Group, Ltd		0.12%		04/02/15	90,000,000	90,000,000

DZ Bank AG Deutsche Zentral-Genossenschaftsbank		0.07%		04/07/15	106,000,000	106,000,000

National Australia Bank, Ltd		0.06%		04/01/15	115,000,000	115,000,000

National Bank of Canada		0.07%		04/06/15	5,000,000	5,000,000

Skandinaviska Enskilda Banken AB		0.10%		04/02/15	110,000,000	110,000,000

Svenska Handelsbanken AB		0.06%		04/02/15	210,000,000	210,000,000

Swedbank AB		0.07%		04/06/15	58,000,000	58,000,000

						734,000,000

Other Notes 2.4%
Bank of America, NA		0.25%		04/17/15	25,000,000	25,000,000
		0.24%		05/05/15	7,000,000	7,000,000
		0.25%		06/04/15	42,000,000	42,000,000
		0.25%		06/15/15	28,000,000	28,000,000
		0.28%		06/18/15	12,000,000	12,000,000

4

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.28%		07/07/15	11,000,000	11,000,000
		0.28%		07/09/15	5,000,000	5,000,000
		0.30%		08/07/15	18,000,000	18,000,000
		0.30%		08/18/15	19,000,000	19,000,000
		0.30%		08/20/15	37,000,000	37,000,000
		0.32%		09/01/15	56,000,000	56,000,000

						260,000,000

Total Fixed-Rate Obligations
(Cost $6,125,211,580)						6,125,211,580

Variable-Rate Obligations 20.1% of net assets

Financial Company Commercial Paper 0.9%
Commonwealth Bank of Australia	c	0.28%	04/20/15	11/19/15	35,000,000	34,998,860

Westpac Banking Corp	c	0.26%	04/13/15	06/12/15	30,000,000	30,000,000
	c	0.27%	04/16/15	11/16/15	28,000,000	28,000,000

						92,998,860

Certificates of Deposit 16.3%
Bank of Nova Scotia		0.25%		04/28/15	27,000,000	27,000,000
		0.27%	04/09/15	10/09/15	175,000,000	175,000,000
		0.28%	04/08/15	12/08/15	10,000,000	10,000,000

Canadian Imperial Bank of Commerce		0.26%	04/13/15	11/12/15	77,000,000	77,000,000

Commonwealth Bank of Australia		0.26%	04/20/15	06/19/15	40,000,000	40,000,000

JPMorgan Chase Bank, NA		0.31%	04/22/15	10/22/15	128,000,000	128,000,000
		0.31%	04/23/15	10/23/15	68,000,000	68,000,000
		0.32%	04/27/15	10/27/15	90,000,000	90,000,000

Rabobank Nederland		0.25%		04/20/15	115,000,000	115,000,000
		0.25%	04/07/15	05/07/15	70,000,000	70,000,000
		0.25%	04/02/15	06/02/15	42,000,000	42,000,000

Royal Bank of Canada		0.26%	04/07/15	09/04/15	86,000,000	86,000,000
		0.29%	04/10/15	12/10/15	35,000,000	35,000,000
		0.29%	04/07/15	01/06/16	46,000,000	46,000,000
		0.28%	04/27/15	02/25/16	15,000,000	15,000,000

Toronto-Dominion Bank		0.24%	04/16/15	06/16/15	17,000,000	17,000,000
		0.25%	04/17/15	06/17/15	70,000,000	70,000,000
		0.27%	04/17/15	10/19/15	21,000,000	21,000,000
		0.29%	04/20/15	03/21/16	92,000,000	92,000,000

Wells Fargo Bank, NA		0.24%	04/02/15	05/01/15	43,000,000	43,000,000
		0.26%	04/20/15	05/20/15	58,000,000	58,000,000
		0.31%	04/09/15	02/09/16	108,000,000	108,000,000
		0.30%	04/14/15	02/12/16	150,000,000	150,000,000
		0.31%	04/27/15	02/26/16	21,000,000	21,000,000

Westpac Banking Corp		0.25%	04/07/15	05/05/15	100,000,000	100,000,000
		0.31%	04/08/15	02/08/16	14,000,000	14,000,000
		0.31%	04/13/15	02/12/16	30,000,000	30,000,000

						1,748,000,000

Treasury Debt 1.4%
United States Treasury Department		0.08%	04/01/15	01/31/16	86,000,000	85,988,169
		0.11%	04/01/15	07/31/16	46,000,000	46,000,000

 5

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.09%	04/01/15	10/31/16	20,000,000	19,988,515

						151,976,684

Other Notes 1.4%
Bank of America, NA		0.38%	05/05/15	04/04/16	45,000,000	45,000,000

JPMorgan Chase Bank, NA		0.38%	04/22/15	04/22/16	50,000,000	50,000,000

Wells Fargo Bank, NA		0.36%	06/15/15	04/14/16	50,000,000	50,000,000

Whistlejacket Capital, LLC	d,†	n/a	n/a	n/a	5,510,048	5,510,048

						150,510,048

Variable Rate Demand Notes 0.1%
EMF LLC
Bonds (One Workplace) Series 2012	a	0.21%		04/07/15	4,275,000	4,275,000

GFRE Holdings, LLC
Taxable Notes Series 2009A	a	0.17%		04/07/15	2,350,000	2,350,000

						6,625,000

Total Variable-Rate Obligations
(Cost $2,150,110,592)						2,150,110,592

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 22.8% of net assets

Government Agency Repurchase Agreements* 1.4%
BNP Paribas Securities Corp
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by U.S. Government Agency Securities valued at $65,920,000, 2.26% - 4.50%, due 01/01/26 - 05/01/44)		0.13%		04/01/15	64,000,231	64,000,000

Deutsche Bank Securities, Inc
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by U.S. Government Agency Securities valued at $41,200,329, 0.21% - 0.94%, due 11/27/15 - 01/22/18)		0.25%		04/01/15	40,000,278	40,000,000

Mizuho Securities USA, Inc
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by U.S. Government Agency Securities valued at $20,600,000, 3.00% - 7.00%, due 06/20/26 - 02/25/30)		0.25%		04/01/15	20,000,139	20,000,000

Morgan Stanley & Co. LLC
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by U.S. Government Agency Securities valued at $18,360,000, 3.00% - 8.50%, due 07/01/16 - 03/01/45)		0.12%		04/01/15	18,000,060	18,000,000

						142,000,000

Treasury Repurchase Agreements 17.4%
Barclays Capital, Inc
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by U.S. Treasury Securities valued at $18,425,888, 1.00% - 2.00%, due 06/30/15 - 07/31/20)		0.10%		04/01/15	18,064,553	18,064,503

6

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

BNP Paribas Securities Corp
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by U.S. Treasury Securities valued at $122,400,071, 0.75% - 3.63%, due 12/31/17 - 05/15/44)		0.11%		04/01/15	120,000,367	120,000,000

Federal Reserve Bank of New York
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by U.S. Treasury Securities valued at $879,001,261, 4.38%, due 05/15/41)		0.05%		04/01/15	879,001,221	879,000,000
Issued 03/30/15, repurchase date 04/06/15 (Collateralized by U.S. Treasury Securities valued at $769,004,352, 3.50%, due 05/15/20)		0.10%		04/06/15	769,014,953	769,000,000

JP Morgan Securities, LLC
Issued 03/19/15, repurchase date 04/20/15 (Collateralized by U.S. Treasury Securities valued at $76,501,886, 1.75% - 2.25%, due 10/31/20 - 04/30/21)		0.07%		04/07/15	75,002,771	75,000,000

						1,861,064,503

Other Repurchase Agreements** 4.0%
BNP Paribas Securities Corp
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $34,500,000, 0.31% - 6.51%, due 09/25/24 - 09/25/46)		0.31%		04/01/15	30,000,258	30,000,000

Credit Suisse Securities (USA), LLC
Issued 02/03/15, repurchase date 05/19/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,450,503, 3.29% - 6.12%, due 08/25/43 - 11/15/44)	d	0.66%		05/19/15	3,005,775	3,000,000
Issued 02/10/15, repurchase date 05/26/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $36,804,248, 1.02% - 5.99%, due 04/15/17 - 06/15/45)	d	0.66%		05/26/15	32,061,600	32,000,000
Issued 03/25/15, repurchase date 05/27/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $55,200,356, 0.72% - 6.85%, due 03/25/30 - 02/10/51)	d	0.70%		05/27/15	48,058,800	48,000,000
Issued 02/17/15, repurchase date 06/02/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $12,650,640, 5.58% - 6.12%, due 11/15/44 - 06/25/58)	d	0.66%		06/02/15	11,021,175	11,000,000
Issued 02/18/15, repurchase date 06/02/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $77,050,543, 0.44% - 6.25%, due 10/25/31 - 02/15/51)	d	0.66%		06/02/15	67,127,747	67,000,000
Issued 02/25/15, repurchase date 06/10/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $29,900,471, 3.72% - 5.83%, due 06/25/37 - 08/10/46)	d	0.66%		06/10/15	26,050,050	26,000,000

JP Morgan Securities, LLC
Issued 03/19/15, repurchase date 09/15/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $51,760,868, 0.47% - 7.88%, due 03/22/17 - 12/25/65)	d	0.63%		06/29/15	45,080,325	45,000,000

 7

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 02/05/15, repurchase date 05/06/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $188,600,001, 0.35% - 5.00%, due 03/19/36 - 09/25/57)	d	0.55%		05/05/15	164,222,994	164,000,000

						426,000,000

Total Repurchase Agreements
(Cost $2,429,064,503)						2,429,064,503

End of Investments.

At 03/31/15, the tax basis cost of the fund’s investments was $10,704,386,675.

a	Credit-enhanced or liquidity-enhanced.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $981,382,853 or 9.2% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $401,510,048 or 3.8% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
CP —	Commercial paper
ETF —	Exchange Traded Fund

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable

8

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2015, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2015.

REG47698MAR15

 9

The Charles Schwab Family of Funds
Schwab Municipal Money Fund™

Portfolio Holdings as of March 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

31.5%	Fixed-Rate Securities	4,102,136,943	4,102,136,943
68.8%	Variable-Rate Securities	8,961,669,025	8,961,669,025

100.3%	Total Investments	13,063,805,968	13,063,805,968
(0.3%)	Other Assets and Liabilities, Net		(42,131,023)

100.0%	Net Assets		13,021,674,945

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 31.5% of net assets

Alabama 0.6%
Alabama
GO Bonds Series 2007A (LIQ: Wells Fargo & Co)	a,b	0.06%		04/07/15	12,791,000	12,791,000

Huntsville Health Care Auth
CP		0.09%		05/05/15	15,000,000	15,000,000

CP		0.07%		05/15/15	22,500,000	22,500,000

CP		0.07%		06/09/15	10,000,000	10,000,000

CP		0.07%		06/15/15	17,500,000	17,500,000

						77,791,000

Alaska 0.2%
Alaska Housing Finance Corp
State Capital Bonds Series 2006A (LIQ: Wells Fargo & Co)	a,b	0.06%		04/07/15	10,645,000	10,645,000

North Slope Borough
GO & GO Refunding Bonds Series 2005A		5.00%		06/30/15	150,000	151,763

GO Bonds Series 2006A		5.00%		06/30/15	1,050,000	1,062,569

GO Bonds Series 2011A		4.00%		06/30/15	100,000	100,915

GO Bonds Series 2013A		3.00%		06/30/15	4,750,000	4,783,649

GO Bonds Series 2014A		2.00%		06/30/15	9,000,000	9,041,671

						25,785,567

Arizona 0.2%
Arizona Health Facilities Auth
RB (Banner Health) Series 2008D		5.00%		01/01/16	1,500,000	1,551,828

Phoenix Civic Improvement Corp
Airport CP Series 2014A&B1 (LOC: Bank of America, NA)		0.06%		06/02/15	7,000,000	7,000,000

Airport CP Series 2014A2&B2 (LOC: Barclays Bank Plc)		0.11%		04/02/15	20,000,000	20,000,000

						28,551,828

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

California 4.7%
California
GO Bonds		5.00%		09/01/15	15,000,000	15,305,753

GO CP Series 2011A2 (LOC: Royal Bank of Canada)		0.04%		04/02/15	15,100,000	15,100,000

GO CP Series A1 (LOC: Wells Fargo Bank, NA)		0.07%		05/20/15	10,000,000	10,000,000

California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.13%		04/02/15	7,500,000	7,500,000

RB (Kaiser Permanente) Series 2006E		0.14%		06/01/15	4,000,000	4,000,000

RB (Kaiser Permanente) Series 2006E		0.13%		11/02/15	29,000,000	29,000,000

RB (Kaiser Permanente) Series 2006E		0.14%		11/03/15	19,435,000	19,435,000

California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.05%		05/06/15	8,000,000	8,000,000

RB (Kaiser Permanente) Series 2004E		0.14%		08/05/15	26,200,000	26,200,000

RB (Kaiser Permanente) Series 2004I		0.14%		06/01/15	6,700,000	6,700,000

RB (Kaiser Permanente) Series 2004I		0.14%		07/01/15	2,600,000	2,600,000

RB (Kaiser Permanente) Series 2004I		0.14%		08/06/15	4,900,000	4,900,000

RB (Kaiser Permanente) Series 2004I		0.13%		11/02/15	15,000,000	15,000,000

RB (Kaiser Permanente) Series 2004K		0.14%		07/08/15	20,800,000	20,800,000

RB (Kaiser Permanente) Series 2004K		0.14%		10/01/15	16,000,000	16,000,000

RB (Kaiser Permanente) Series 2004K		0.14%		11/03/15	1,400,000	1,400,000

RB (Kaiser Permanente) Series 2006D		0.14%		08/05/15	23,000,000	23,000,000

RB (Kaiser Permanente) Series 2008B		0.07%		04/01/15	3,000,000	3,000,000

RB (Kaiser Permanente) Series 2008B		0.14%		04/01/15	1,000,000	1,000,000

RB (Kaiser Permanente) Series 2008B		0.14%		05/04/15	24,000,000	24,000,000

RB (Kaiser Permanente) Series 2008B		0.14%		10/02/15	15,000,000	15,000,000

RB (Kaiser Permanente) Series 2008C		0.14%		06/15/15	28,000,000	28,000,000

RB (Kaiser Permanente) Series 2009B2		0.14%		11/12/15	27,000,000	27,000,000

RB (Kaiser Permanente) Series 2009B3		0.13%		05/05/15	20,000,000	20,000,000

RB (Kaiser Permanente) Series 2009B6		0.14%		06/04/15	31,000,000	31,000,000

East Bay Municipal Utility District
Water System Extendible CP		0.08%	05/15/15	10/18/15	11,300,000	11,300,000

Hartnell CCD
GO Bonds Series D (GTY/LIQ: Wells Fargo & Co)	a,b	0.16%		06/11/15	9,690,000	9,690,000

Los Angeles
TRAN 2014		1.50%		06/25/15	90,000,000	90,290,700

Los Angeles Cnty
TRAN 2014-2015		1.50%		06/30/15	90,000	90,306

Los Angeles Dept of Airports
Sub Revenue CP Series A1,B1,C1&D1 (LOC: Bank of the West)		0.08%		04/06/15	7,000,000	7,000,000

Riverside Cnty
TRAN 2014-2015		1.50%		06/30/15	35,000,000	35,119,336

Sacramento Municipal Utility District
CP Series L1 (LOC: Barclays Bank Plc)		0.06%		06/08/15	10,000,000	10,000,000

San Diego USD
GO Refunding Bonds Series 2014R3		5.00%		07/01/15	1,935,000	1,958,390

TRAN 2014-2015 Series A		1.50%		06/30/15	14,000,000	14,047,626

San Francisco Airport Commission
Second Series Refunding RB Series 2011C (GTY/LIQ: Wells Fargo Bank, NA)	a,b	0.18%		07/09/15	13,030,000	13,030,000

San Francisco Cnty Transportation Auth
CP Series A&B (LOC: Wells Fargo Bank, NA)		0.04%		04/07/15	15,200,000	15,200,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
CP Series A&B (LOC: Wells Fargo Bank, NA)		0.06%		06/01/15	16,209,000	16,209,000

Southern California Metropolitan Water District
Water Refunding RB Series 2012E2		3.00%		10/01/15	9,065,000	9,130,287

						607,006,398

Colorado 0.6%
Boulder Cnty
COP (Flood Reconstruction) Series 2015		5.00%		12/01/15	1,940,000	2,001,150

Colorado
General Fund TRAN Series 2014A		3.00%		06/26/15	75,000,000	75,508,574

Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2008C2		4.00%		11/12/15	2,170,000	2,220,099

Colorado Springs
Utilities System Refunding RB Series 2011A		5.00%		11/15/15	150,000	154,404

Univ of Colorado
Univ Enterprise RB Series 2009B1		5.00%		06/01/15	2,880,000	2,904,000

						82,788,227

Connecticut 0.2%
Connecticut
GO Bonds Series 2005D		5.00%		11/15/15	100,000	102,893

GO Bonds Series 2006D		5.00%		11/01/15	210,000	215,570

GO Bonds Series 2010A		5.00%		04/01/16	2,250,000	2,357,120

GO Bonds Series 2010B		2.13%		12/01/15	100,000	101,228

GO Refunding Bonds Series 2001C		5.50%		12/15/15	100,000	103,651

GO Refunding Bonds Series 2014C		3.00%		12/15/15	125,000	127,368

Connecticut HFA
Housing Mortgage Finance Program Bonds Series 2012D1		1.20%		11/15/15	225,000	226,153

Housing Mortgage Finance Program Bonds Series 2013B3		0.80%		05/15/15	500,000	500,359

Housing Mortgage Finance Program Bonds Series 2014C1		0.21%		05/15/15	1,135,000	1,135,134

Housing Mortgage Finance Program Bonds Series 2014C1		0.25%		11/15/15	300,000	299,924

Manchester
GO Temporary Notes		1.00%		07/02/15	15,000,000	15,032,073

						20,201,473

Delaware 0.1%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2010C		0.05%		05/01/15	8,000,000	8,000,000

District of Columbia 1.2%
District of Columbia
GO Bonds Series 2005A (ESCROW)		5.00%		06/01/15	17,910,000	18,055,869

GO Bonds Series 2007C		4.00%		06/01/15	350,000	352,238

GO Bonds Series 2007C		5.00%		06/01/15	1,750,000	1,764,095

GO Bonds Series 2008E		5.00%		06/01/15	225,000	226,794

GO Refunding Bonds Series 2005B		5.00%		06/01/15	1,000,000	1,008,071

GO TRAN Fiscal 2015		1.50%		09/30/15	115,000,000	115,790,174

Income Tax Secured RB Series 2009A		4.00%		12/01/15	1,000,000	1,025,345

Income Tax Secured RB Series 2009D		5.00%		12/01/15	300,000	309,364

Income Tax Secured Refunding RB Series 2009C		5.00%		12/01/15	100,000	103,139

District of Columbia Water & Sewer Auth
Public Utility RB Series 1998		6.00%		10/01/15	3,970,000	4,086,882

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Washington Convention Center Auth
Sr Lien Dedicated Tax Refunding RB Series 2007A (GTY/LIQ: US Bank, NA)	a,b	0.09%		06/11/15	19,712,000	19,712,000

						162,433,971

Florida 1.1%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands Teaching Hospital & Clinics) Series 2008A (LOC: Bank of America, NA)		0.07%		05/18/15	11,750,000	11,750,000

Florida Dept of Transportation
Turnpike RB Series 2006A (GTY/LIQ: Wells Fargo & Co)	a,b	0.06%		05/07/15	7,510,000	7,510,000

Florida Local Government Finance Commission
CP Series A1&B1 (LOC: JPMorgan Chase Bank, NA)		0.06%		05/06/15	7,000,000	7,000,000

Florida State Board of Education
Capital Outlay Refunding Bonds Series 2005A		5.00%		06/01/15	640,000	645,082

Capital Outlay Refunding Bonds Series 2014A		3.00%		01/01/16	1,805,000	1,842,507

Public Education Capital Outlay Bonds Series 2006D		5.00%		06/01/15	360,000	362,914

Public Education Capital Outlay Bonds Series 2007B&C (LIQ: Wells Fargo Bank, NA)	a,b	0.14%		07/09/15	5,680,000	5,680,000

Public Education Capital Outlay Bonds Series 2008C		5.00%		06/01/15	125,000	125,961

Public Education Capital Outlay Bonds Series 2010B		5.00%		06/01/15	200,000	201,555

Public Education Capital Outlay Refunding Bonds Series 2009A		5.00%		06/01/15	850,000	856,984

Public Education Capital Outlay Refunding Bonds Series 2009B		5.00%		06/01/15	2,700,000	2,721,803

Public Education Capital Outlay Refunding Bonds Series 2009C		5.00%		06/01/15	1,100,000	1,108,911

Public Education Capital Outlay Refunding Bonds Series 2009D		5.00%		06/01/15	1,440,000	1,451,486

Public Education Capital Outlay Refunding Bonds Series 2013A		5.00%		06/01/15	2,090,000	2,106,940

Hillsborough Cnty School Board
Sales Tax Refunding RB Series 2007 (GTY/LIQ: Wells Fargo & Co)	a,b	0.12%		05/07/15	11,275,000	11,275,000

Jacksonville
Transportation Refunding RB Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a,b	0.13%		07/09/15	20,000	20,000

JEA
Electric System RB Series Three 2008C3 (LIQ: Royal Bank of Canada)		0.07%		06/02/15	17,000,000	17,000,000

Electric System RB Series Three 2008E		5.00%		10/01/15	590,000	604,155

Electric System RB Series Three 2010D		4.00%		10/01/15	880,000	896,692

Electric System RB Series Three 2013C		3.00%		10/01/15	730,000	740,198

Electric System Sub RB Series 2013B		5.00%		10/01/15	2,170,000	2,221,976

Electric System Sub RB Series 2013D		3.00%		10/01/15	1,150,000	1,166,015

Miami-Dade Cnty
Water & Sewer RB Series 2008B		5.00%		10/01/15	12,200,000	12,494,382

Water & Sewer System RB Series 2008A		5.00%		10/01/15	100,000	102,356

Orlando Utilities Commission
Utility System Refunding RB Series 2009C		4.00%		10/01/15	350,000	356,556

Orlando-Orange Cnty Expressway Auth
RB Series 2007A (GTY/LIQ: US Bank, NA)	a,b,d	0.09%		06/11/15	28,190,000	28,190,000

South Miami Health Facilities Auth
Hospital RB (Baptist Health So FL) Series 2007		5.00%		08/15/15	780,000	793,903

Sunshine State Government Financing Commission
CP Series H (LIQ: JPMorgan Chase Bank, NA)		0.12%		06/12/15	10,000,000	10,000,000

CP Series H (LIQ: JPMorgan Chase Bank, NA)		0.08%		07/09/15	16,534,000	16,534,000

						145,759,376

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Georgia 0.3%
DeKalb Private Hospital Auth
Revenue Anticipation Certificates (Children’s Healthcare of Atlanta) Series 2009 (LIQ: Wells Fargo & Co)	a,b	0.15%		06/18/15	12,395,000	12,395,000

Georgia
GO Bonds 1998C		5.50%		09/01/15	2,000,000	2,045,142

GO Bonds 2005A		5.00%		09/01/15	550,000	560,868

GO Bonds 2006D		5.00%		07/01/15	2,000,000	2,024,403

GO Bonds 2009B		4.00%		01/01/16	1,300,000	1,336,712

GO Bonds 2011I		5.00%		11/01/15	1,000,000	1,028,595

GO Bonds Series 1999B		5.75%		08/01/15	1,000,000	1,018,657

GO Refunding Bonds 2009E		5.00%		07/01/15	225,000	227,663

GO Refunding Bonds Series 2007C		5.00%		07/01/15	580,000	586,957

Metropolitan Atlanta Rapid Transit Auth
Sales Tax Refunding RB Series 2007B (GTY/LIQ: US Bank, NA)	a,b	0.09%		06/04/15	20,215,000	20,215,000

						41,438,997

Hawaii 0.0%
Hawaii
GO Bonds Series 2007DJ		4.00%		04/01/16	105,000	108,812

GO Bonds Series 2008DK		5.00%		05/01/15	150,000	150,583

GO Refunding Bonds Series 2009DT		4.00%		11/01/15	200,000	204,374

GO Refunding Bonds Series 2009DT		5.00%		11/01/15	100,000	102,730

GO Refunding Bonds Series 2010DY		3.00%		02/01/16	100,000	102,187

GO Refunding Bonds Series 2013EJ		5.00%		08/01/15	500,000	507,941

Honolulu
GO Bonds Series 2005D (ESCROW)		5.00%		07/01/15	1,000,000	1,011,997

GO Bonds Series 2005E		4.25%		07/01/15	210,000	212,115

GO Bonds Series 2007A		4.00%		07/01/15	250,000	252,362

						2,653,101

Idaho 0.5%
Idaho
TAN Series 2014		2.00%		06/30/15	67,000,000	67,311,778

Illinois 0.6%
Chicago
CP Series 2011B1&B2 (LOC: Wells Fargo Bank, NA)		0.13%		05/06/15	9,296,000	9,296,000

Illinois Educational Facilities Auth
CP (LOC: Northern Trust Co)		0.07%		06/04/15	13,655,000	13,655,000

CP (LOC: Northern Trust Co)		0.08%		08/06/15	20,000,000	20,000,000

Illinois Finance Auth
RB (Advocate Health Care Network) Series 2003A		0.13%		07/16/15	4,485,000	4,485,000

RB (Advocate Health Care Network) Series 2003C		0.17%		05/01/15	4,830,000	4,830,000

RB (Advocate Health Care Network) Series 2008C3B		0.13%		07/16/15	5,000,000	5,000,000

RB (Ascension Health Alliance) Series 2012E1		5.00%		05/01/15	1,450,000	1,455,783

RB (Univ of Chicago) Series 2008B		5.00%		07/01/15	115,000	116,370

Illinois Regional Transportation Auth
GO Bonds Series 2003B		5.50%		06/01/15	1,125,000	1,135,190

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Will Cnty SD No. 365-U
GO Bonds (Valley View) Series 2005 (GTY/LIQ: Wells Fargo & Co)	a,b	0.12%		05/07/15	18,105,000	18,105,000

						78,078,343

Indiana 1.6%
Hamilton Southeastern Consolidated School Building Corp
BAN Series 2014B		0.32%		05/27/15	8,000,000	8,000,000

Indiana Finance Auth
Refunding & RB (Trinity Health) Series 2009A (LIQ: Wells Fargo & Co)	a,b	0.15%		06/25/15	24,090,000	24,090,000

Indiana Health Facility Financing Auth
RB (Ascension Health) Series 2005A7		5.00%		06/01/15	575,000	579,637

Posey Cnty
Refunding RB (Midwest Fertilizer) Series 2013A (ESCROW)		0.23%		04/02/15	170,000,000	170,000,000

						202,669,637

Louisiana 0.2%
Louisiana
GO Refunding Bonds Series 2005A		5.00%		08/01/15	2,300,000	2,337,459

Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB Series 1984B (LOC: Wells Fargo Bank, NA)		0.47%		03/16/16	18,500,000	18,500,000

						20,837,459

Maryland 0.3%
Maryland Community Development Administration
Residential RB Series 2007C		3.85%		09/01/15	200,000	202,811

Montgomery Cnty
RB (CHE Trinity Health) Series 2013MD		0.06%		06/01/15	37,500,000	37,500,000

						37,702,811

Massachusetts 1.5%
Essex North Shore Technical & Agricultural SD
GO BAN		0.75%		06/19/15	20,600,000	20,622,667

Fall River
GO BAN		1.25%		02/12/16	3,249,000	3,275,710

Framingham
GO BAN		1.00%		12/11/15	6,483,558	6,520,928

Haverhill
BAN		1.00%		12/01/15	4,000,000	4,020,536

Lowell
GO BAN Series A		1.00%		09/11/15	6,741,114	6,765,445

Lynnfield
GO Refunding Bonds		3.00%		07/01/15	1,000,000	1,007,087

Massachusetts
GO Bonds Consolidated Loan Series 2001D		5.50%		11/01/15	600,000	618,388

GO Bonds Consolidated Loan Series 2002C		5.50%		11/01/15	750,000	772,923

GO Bonds Consolidated Loan Series 2005C		5.00%		09/01/15	295,000	300,833

GO Bonds Consolidated Loan Series 2010C		5.00%		12/01/15	1,125,000	1,161,181

GO Refunding Bonds Series 2003D		5.50%		10/01/15	4,970,000	5,103,014

GO Refunding Bonds Series 2010B		4.00%		12/01/15	320,000	328,024

Massachusetts Bay Transportation Auth
Sales Tax CP Series A (LIQ: State Street Bank & Trust Co NA)		0.06%		06/08/15	5,200,000	5,200,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Massachusetts Health & Educational Facilities Auth
RB (Harvard Univ) Series 2009A		5.00%		11/15/15	100,000	102,956

RB (Partners HealthCare) Series 2007C		5.00%		07/01/15	250,000	252,967

Massachusetts HFA
Housing Bonds Series 2015A		0.30%		12/01/15	725,000	724,851

Massachusetts School Building Auth
BAN Series 2014A		1.00%		07/16/15	85,000,000	85,216,834

BAN Series 2014A		5.00%		07/16/15	23,500,000	23,832,720

Dedicated Sales Tax Bonds Series 2005A (ESCROW)		5.00%		08/15/15	555,000	564,813

Dedicated Sales Tax Bonds Series 2009A		5.00%		05/15/15	300,000	301,727

Massachusetts State College Building Auth
Refunding RB Series 2014D		1.00%		05/01/15	1,045,000	1,045,734

New Bedford
GO BAN		1.25%		02/05/16	7,000,000	7,061,642

Newburyport
ULT GO BAN		1.00%		10/23/15	4,000,000	4,019,058

Salisbury
GO BAN		1.25%		03/24/16	4,000,000	4,037,821

Univ of Massachusetts Building Auth
Refunding RB Sr Series 2005-2 (ESCROW)		5.00%		11/01/15	4,100,000	4,215,688

Wellesley
GO BAN		1.00%		06/15/15	10,000,000	10,018,516

						197,092,063

Michigan 0.1%
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI1		0.06%		06/01/15	4,465,000	4,465,000

Michigan State Hospital Finance Auth
RB (Ascension Health) Series 1999B3		0.30%		02/03/16	8,500,000	8,508,380

RB (Ascension Health) Series 2010		5.00%		11/15/15	175,000	180,242

						13,153,622

Minnesota 0.5%
Rochester
Health Care Facilities RB (Mayo Clinic) Series 2014		0.06%		06/04/15	15,100,000	15,100,000

Health Care Facilities RB (Mayo Foundation) Series 2000A		0.06%		05/15/15	33,600,000	33,600,000

Health Care Facilities RB (Mayo Foundation) Series 2000A		0.06%		06/04/15	11,000,000	11,000,000

						59,700,000

Mississippi 0.1%
Jackson Cnty
Water System GO Refunding Bonds Series 1994		0.09%		08/03/15	11,840,000	11,840,000

Mississippi
GO Refunding Bonds Series 2012B		5.00%		11/01/15	605,000	621,966

						12,461,966

Missouri 0.2%
St. Louis
TRAN Series 2014		2.00%		05/29/15	27,500,000	27,580,836

Nebraska 0.0%
Omaha Public Power District
Electric System RB Series 2011A		4.00%		02/01/16	3,000,000	3,095,886

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Nevada 0.8%
Clark Cnty
LT GO Bonds Series 2006 (GTY/LIQ: Wells Fargo & Co)	a,b	0.06%		04/07/15	17,680,000	17,680,000

Las Vegas Valley Water District
LT GO CP Series 2004A (LIQ: JPMorgan Chase Bank, NA)		0.09%		08/04/15	49,960,000	49,960,000

LT GO CP Series 2004A (LIQ: JPMorgan Chase Bank, NA)		0.08%		08/05/15	15,425,000	15,425,000

Truckee Meadows Water Auth
Water Revenue CP Series 2006A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.10%		06/04/15	7,750,000	7,750,000

Water Revenue CP Series 2006A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.09%		08/06/15	15,000,000	15,000,000

Water Revenue CP Series 2006B (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.10%		06/15/15	1,000,000	1,000,000

						106,815,000

New Jersey 1.7%
Bergen Cnty
BAN		1.25%		12/23/15	17,000,000	17,133,554

Bloomfield Township
BAN		1.25%		01/15/16	7,000,000	7,048,019

Burlington Cnty Bridge Commission
Lease Revenue Notes Series 2014		1.25%		11/18/15	22,000,000	22,147,169

Carteret Borough
BAN Series 2015		1.50%		02/05/16	7,400,000	7,471,963

East Brunswick
BAN		1.00%		03/18/16	11,000,000	11,077,440

Edgewater
GO Notes		1.00%		07/24/15	4,540,000	4,551,531

Edison Township
BAN		1.00%		02/12/16	6,000,000	6,031,090

Elizabeth
BAN Series 2015	c	1.25%		04/08/16	9,913,000	10,010,544

Harrison Township
BAN 2014 Series A		1.00%		11/13/15	5,897,175	5,920,425

Hudson Cnty
GO Bonds Series 2014		2.00%		12/01/15	3,780,000	3,822,846

Hudson Cnty Improvement Auth
Cnty-Guaranteed Pooled Notes Series 2014 U1A		1.25%		07/15/15	5,000,000	5,014,667

Cnty-Guaranteed Pooled Notes Series 2014V1		1.00%		11/25/15	3,500,000	3,515,907

Middlesex Cnty
GO Bonds Series 2006B		4.13%		06/15/15	100,000	100,779

New Jersey Economic Development Auth
School Facilities Construction Refunding Bonds Series 2005K (ESCROW)		5.25%		12/15/15	4,850,000	5,022,882

New Jersey Transit Corp
Sub COP Series 2005A (ESCROW)		5.00%		09/15/15	10,900,000	11,142,222

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2005B (ESCROW)		5.25%		12/15/15	3,510,000	3,634,597

Transportation System Bonds Series 2005D (ESCROW)		5.00%		06/15/15	10,125,000	10,226,306

Transportation System Bonds Series 2006C (GTY/LIQ: Wells Fargo & Co)	a,b	0.12%		05/07/15	17,060,000	17,060,000

North Bergen Township
BAN	c	1.25%		04/01/16	17,200,000	17,375,784

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Readington Township
BAN		1.00%		08/05/15	6,100,000	6,118,015

Ringwood Borough
BAN		0.75%		05/01/15	4,100,425	4,101,907

Rutgers State Univ
GO Bonds Series 2009F		4.00%		05/01/15	200,000	200,617

GO Bonds Series 2010I		5.00%		05/01/15	300,000	301,160

GO Refunding Bonds Series 2013J		3.00%		05/01/15	1,125,000	1,127,657

Salem Cnty
BAN		0.50%		06/26/15	8,190,000	8,196,831

Sea Isle City
BAN		0.75%		07/22/15	8,110,000	8,120,402

Summit
BAN		1.00%		10/23/15	13,247,482	13,309,926

Union Cnty
BAN		0.75%		06/26/15	10,000,000	10,015,050

Woodbridge
BAN		0.75%		08/21/15	4,734,000	4,743,917

						224,543,207

New York 2.3%
Albany Cnty
BAN Series 2014A		0.75%		05/29/15	8,493,747	8,501,373

Babylon
BAN 2014		1.50%		08/01/15	3,000,000	3,013,410

Bay Shore UFSD
TAN 2014-2015		1.50%		06/26/15	7,000,000	7,019,842

Clinton Cnty
BAN Series 2014B		0.50%		06/12/15	7,200,000	7,203,537

East Islip UFSD
GO TAN 2014		0.75%		06/27/15	14,000,000	14,019,008

Harborfields CSD
TAN 2014-2015		0.75%		06/26/15	10,000,000	10,013,736

Ithaca
GO BAN Series 2014B		1.00%		07/31/15	16,050,000	16,094,176

Liverpool CSD
BAN 2014-2015		1.25%		10/02/15	7,000,000	7,035,711

Mattituck-Cutchogue UFSD
TAN 2014		1.00%		06/25/15	9,500,000	9,517,223

Metropolitan Transportation Auth
Revenue BAN Series CP2B (LOC: Barclays Bank Plc)		0.04%		04/09/15	10,000,000	10,000,000

Nassau Health Care Corp
Bonds Series 2009C2 (LOC: Wells Fargo Bank, NA)		0.07%		04/07/15	6,455,000	6,455,000

New York City
GO Bonds Fiscal 2005 Series O		5.00%		06/01/15	575,000	579,582

GO Bonds Fiscal 2007 Series C1		5.00%		01/01/16	100,000	103,552

GO Bonds Fiscal 2008 Series G		5.00%		08/01/15	200,000	203,187

GO Bonds Fiscal 2012 Series I		5.00%		08/01/15	290,000	294,661

GO Bonds Fiscal 2013 Series D		5.00%		08/01/15	2,000,000	2,032,607

New York City Housing Development Corp
M/F Housing RB Series 2010L1		2.35%		11/01/15	100,000	101,198

New York City Municipal Water Finance Auth
CP Series 1		0.07%		04/06/15	20,000,000	20,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
CP Series 1		0.06%		06/04/15	19,300,000	19,300,000

Extendible CP Series 7		0.06%	05/04/15	10/31/15	22,000,000	22,000,000

Extendible CP Series 7		0.06%	06/10/15	12/12/15	17,685,000	17,685,000

Extendible CP Series 8		0.06%	06/10/15	12/12/15	20,000,000	20,000,000

New York City Transitional Finance Auth
Building Aid RB Series S1		4.00%		07/15/15	1,530,000	1,546,695

New York State Dormitory Auth
Mental Health Services Facilities RB Series 2009A1		5.00%		02/15/16	115,000	119,677

RB (St. Luke’s-Roosevelt Hospital Center) Series 2005 (ESCROW)		4.90%		08/15/15	100,000	101,730

RB (Univ of New York) Series 1998A		5.75%		07/01/15	1,730,000	1,754,203

New York State Environmental Facilities Corp
State Personal Income Tax RB Series 2008A		5.00%		12/15/15	115,000	118,843

New York State Personal Income Tax Revenue Bond Financing Program
State Personal Income Tax RB Series 2010A		5.00%		02/15/16	165,000	171,679

New York State Power Auth
CP Series 1&2		0.06%		05/07/15	13,184,000	13,184,000

CP Series 1&2		0.07%		05/07/15	3,000,000	3,000,000

RB Series 2007C		5.00%		11/15/15	430,000	442,649

New York State Thruway Auth
Second General Highway & Bridge Trust Fund Bonds Series 2005B		5.00%		04/01/15	10,080,000	10,080,000

New York State Urban Development Corp
Service Contract Refunding RB Series 2008D		5.00%		01/01/16	775,000	802,769

State Personal Income Tax RB Series 2008A1		4.00%		12/15/15	100,000	102,635

State Personal Income Tax RB Series 2009C		5.00%		12/15/15	590,000	609,615

North Hempstead
BAN 2014A		0.35%		04/08/15	11,270,000	11,270,192

North Tonawanda SD
Bonds Series 2014		4.00%		09/15/15	785,000	798,359

School Construction BAN 2014		1.00%		09/17/15	745,000	747,494

Port Auth of New York & New Jersey
Consolidated Bonds 155th Series		2.75%		10/01/15	150,000	151,851

Consolidated Bonds 172nd Series		5.00%		10/01/15	1,000,000	1,023,867

Consolidated Bonds 179th Series		4.00%		12/01/15	100,000	102,484

Sewanhaka Central HSD
TANS 2014-2015		1.00%		06/26/15	6,000,000	6,011,692

South Country CSD at Brookhaven
TAN 2014-2015		1.25%		06/25/15	5,000,000	5,012,405

Tonawanda
BAN Series 2014		0.75%		09/03/15	13,000,000	13,031,081

Triborough Bridge & Tunnel Auth
General RB Series 2008A		4.00%		11/15/15	100,000	102,312

General Revenue BAN Series 2014A		5.00%		05/15/15	11,980,000	12,050,213

Ulster Cnty
GO BAN Series 2014B		1.00%		11/25/15	7,903,740	7,942,805

West Seneca
BAN 2014		1.00%		07/30/15	13,000,000	13,036,457

						304,488,510

North Carolina 0.0%
Charlotte
GO Refunding Bonds Series 2008		5.00%		08/01/15	100,000	101,574

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
North Carolina
GO Refunding Bonds Series 2009A		5.00%		03/01/16	100,000	104,251

Limited Obligation Refunding Bonds Series 2011B		4.00%		11/01/15	700,000	715,252

						921,077

Ohio 0.1%
Ohio
Common Schools GO Refunding Bonds Series 2009A		5.00%		09/15/15	200,000	204,323

Common Schools GO Refunding Bonds Series 2009C		5.00%		09/15/15	6,860,000	7,012,074

GO Bonds Series 2006B		5.00%		11/01/15	100,000	102,769

GO Refunding Bonds Series 2009C		5.00%		08/01/15	100,000	101,581

GO Refunding Bonds Series 2010C		5.00%		08/01/15	500,000	508,055

GO Refunding Bonds Series 2011A		5.00%		09/15/15	320,000	326,911

Hospital RB (Cleveland Clinic) Series 2008A		5.00%		01/01/16	200,000	207,026

Hospital RB (Cleveland Clinic) Series 2012A		4.00%		01/01/16	3,255,000	3,347,545

Hospital Refunding RB (Cleveland Clinic) Series 2011A		4.00%		01/01/16	100,000	102,786

Lease Appropriation Bonds Series 2013A		2.00%		02/01/16	100,000	101,336

Ohio HFA
Residential Mortgage RB Series 2009E		2.85%		09/01/15	280,000	282,507

						12,296,913

Oklahoma 0.1%
Oklahoma Development Finance Auth
Health System Refunding RB (INTEGRIS) Series 2015A	c	1.00%		08/15/15	7,240,000	7,261,720

Oregon 0.6%
Astoria SD No 1C
GO Refunding Bonds Series 2012 (GTY: Oregon)		2.00%		06/15/15	600,000	602,236

Bend-La Pine Administrative SD NO. 1
GO Refunding Bonds Series 2005 (GTY: Oregon)		5.00%		06/15/15	100,000	100,949

Central SD No. 13J
GO Refunding Bonds Series 2015 (GTY: Oregon)	c	3.00%		02/01/16	1,285,000	1,313,270

Chemeketa CCD
GO Bonds Series 2014 (GTY: Oregon)		2.00%		06/15/15	325,000	326,120

David Douglas SD No. 40
GO Bonds Series 2012A (GTY: Oregon)		3.00%		06/15/15	200,000	201,125

Forest Grove SD No. 15
GO Bonds Series 2012A (GTY: Oregon)		2.00%		06/15/15	720,000	722,683

Lane Cnty SD No. 4J
GO Bonds Series 2014 (GTY: Oregon)		2.00%		06/15/15	150,000	150,516

McMinnville SD No. 40
GO Bonds Series 2007 (GTY: Oregon)		4.50%		06/15/15	100,000	100,868

Neah-Kah-Nie SD No. 56
GO Bonds Series 2004 (GTY: Oregon)		3.80%		06/15/15	100,000	100,719

Newberg SD No. 29J
GO Refunding Bonds Series 2005 (GTY: Oregon)		5.25%		06/15/15	2,010,000	2,031,091

Oregon
GO Alternate Energy Bonds Series 2009A		3.00%		04/01/15	250,000	250,000

GO Refunding Bonds Series 2011L		5.00%		05/01/15	125,000	125,487

Tax Anticipation Notes Series 2014A		2.00%		06/15/15	60,400,000	60,632,796

Portland SD No.1J
GO Bonds Series 2013A (GTY: Oregon)		5.00%		06/15/15	675,000	681,667

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Salem-Keizer SD No. 24J
GO Bonds Series 2009A (GTY: Oregon)		4.00%		06/15/15	5,650,000	5,695,279

Scappoose SD No.1J
GO Bonds Series 2009 (GTY: Oregon)		3.00%		06/15/15	150,000	150,849

Three Rivers/Josephine Cnty Unit Jt SD
GO Refunding Bonds Series 2005 (GTY: Oregon)		5.00%		12/15/15	1,000,000	1,033,470

						74,219,125

Pennsylvania 0.4%
Pennsylvania State Univ
Bonds Series 2005		5.00%		09/01/15	100,000	101,975

Philadelphia
TRAN Series 2014-2015A		1.00%		06/30/15	14,160,000	14,190,304

Philadelphia Municipal Auth
Lease RB Series 2009 (GTY/LIQ: Wells Fargo & Co)	a,b	0.16%		05/28/15	4,520,000	4,520,000

Univ of Pittsburgh
PITT Asset Notes Series 2014		2.00%		07/22/15	15,000,000	15,086,443

Refunding Bonds Series 2009C (LIQ: Wells Fargo & Co)	a,b	0.15%		06/18/15	500,000	500,000

Univ Capital & Refunding Bonds Series 2007B		0.06%		06/01/15	7,270,000	7,270,000

Univ Refunding Bonds Series 2009A		5.00%		09/15/15	500,000	510,841

Washington Cnty Hospital Auth
Hospital RB (Washington Hospital) Series 2001B (LOC: PNC Bank NA)		0.35%		07/01/15	4,560,000	4,560,000

						46,739,563

South Carolina 0.2%
Greenwood Cnty
Hospital Facilities RB (Self Regional Healthcare) Series 2009 (GTY/LIQ: Wells Fargo & Co)	a,b	0.15%		06/18/15	7,410,000	7,410,000

Newberry Investing in Children’s Education
Installment Purchase RB (Newberry Cnty SD) Series 2005 (ESCROW)		5.00%		12/01/15	6,360,000	6,563,142

Installment Purchase RB (Newberry Cnty SD) Series 2005 (ESCROW)		5.25%		12/01/15	1,730,000	1,787,918

South Carolina
GO Bonds (Univ of South Carolina) Series 2006B (LIQ: Wells Fargo & Co)	a,b	0.12%		05/07/15	7,650,000	7,650,000

South Carolina Public Service Auth
Refunding Revenue Obligations Series 2006C		5.00%		01/01/16	165,000	170,774

Refunding Revenue Obligations Series 2010B		5.00%		01/01/16	2,115,000	2,190,713

Refunding Revenue Obligations Series 2011B		5.00%		12/01/15	200,000	206,307

						25,978,854

South Dakota 0.0%
South Dakota Housing Development Auth
Homeownership Mortgage Bonds Series 2014D		0.20%		11/01/15	1,490,000	1,490,000

Tennessee 0.7%
Memphis
GO CP Series A (LIQ: Mizuho Bank Ltd)		0.06%		06/04/15	20,000,000	20,000,000

Metropolitan Government of Nashville & Davidson Cnty
GO Bonds Series 2006B		5.00%		08/01/15	180,000	182,862

GO CP Series A1 (LIQ: Mizuho Bank Ltd)		0.06%		06/04/15	38,500,000	38,500,000

GO CP Series A1 (LIQ: Mizuho Bank Ltd)		0.06%		06/15/15	5,000,000	5,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO CP Series A2 (LIQ: Sumitomo Mitsui Banking Corp)		0.08%		08/06/15	15,500,000	15,500,000

GO Refunding Bonds Series 2005B		5.00%		01/01/16	11,460,000	11,873,025

Shelby Cnty
Extendible CP Series 2015A		0.07%		05/18/15	7,050,000	7,050,000

						98,105,887

Texas 7.1%
Aldine ISD
ULT GO & Refunding Bonds Series 2013 (GTY: TX Permanent School Fund)		5.00%		02/15/16	200,000	208,277

ULT GO Bonds Series 2007A (GTY: TX Permanent School Fund)		4.50%		02/15/16	145,000	150,221

ULT GO Bonds Series 2008 (GTY: TX Permanent School Fund)		5.00%		02/15/16	300,000	312,298

Alief ISD
ULT GO & Refunding Bonds Series 2013 (GTY: TX Permanent School Fund)		2.00%		02/15/16	1,130,000	1,147,502

Arlington ISD
ULT GO Bonds Series 2014 (GTY: TX Permanent School Fund)		4.00%		02/15/16	100,000	103,205

Austin
Combined Utility Systems CP Series A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.04%		04/02/15	3,665,000	3,665,000

Combined Utility Systems CP Series A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.06%		06/15/15	11,350,000	11,350,000

Water & Wastewater System Refunding RB Series 2002A		5.50%		11/15/15	100,000	103,204

Water & Wastewater System Refunding RB Series 2006A (LIQ: Wells Fargo & Co)	a,b	0.06%		04/07/15	17,320,000	17,320,000

Water & Wastewater System Refunding RB Series 2009A		4.00%		11/15/15	100,000	102,264

Austin ISD
CP Series A1 (LIQ: Sumitomo Mitsui Banking Corp)		0.06%		05/06/15	7,000,000	7,000,000

ULT GO Refunding Bonds Series 1998 (GTY: TX Permanent School Fund)		5.00%		08/01/15	100,000	101,591

ULT GO Refunding Bonds Series 2004 (GTY: TX Permanent School Fund)		5.25%		08/01/15	355,000	360,985

ULT Refunding GO Bonds Series 2006 (GTY: TX Permanent School Fund)		5.25%		08/01/15	180,000	183,011

Azle ISD
ULT GO Refunding Bonds Series 1997B (GTY: TX Permanent School Fund)		0.35%		02/15/16	250,000	249,289

Birdville ISD
ULT GO Bonds Series 2015A (GTY: TX Permanent School Fund)		2.00%		02/15/16	2,060,000	2,091,646

ULT GO Refunding Bonds Series 2008B (GTY: TX Permanent School Fund)		4.25%		02/15/16	190,000	196,446

ULT GO Refunding Bonds Series 2012 (GTY: TX Permanent School Fund)		0.34%		02/15/16	150,000	149,543

Brazosport ISD
ULT GO & Refunding Bonds Series 2012A (GTY: TX Permanent School Fund)		2.00%		02/15/16	150,000	152,215

Brownsville ISD
ULT GO Bonds Series 2006 (GTY: TX Permanent School Fund)		5.00%		02/15/16	100,000	104,061

Bryan ISD
ULT GO Bonds Series 2015A (GTY: TX Permanent School Fund)		2.00%		02/15/16	4,280,000	4,346,884

Burleson ISD
ULT GO Refunding Bonds Series 2007 (GTY: TX Permanent School Fund)		4.00%		08/01/15	130,000	131,631

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Clear Creek ISD
ULT GO & Refunding Bonds Series 2004A (GTY: TX Permanent School Fund)		5.00%		02/15/16	125,000	130,118

College Station ISD
ULT GO Bonds Series 2010 (GTY: TX Permanent School Fund)		3.00%		08/15/15	100,000	101,016

Comal ISD
ULT GO Refunding Bonds Series 2012A (GTY: TX Permanent School Fund)		4.00%		02/01/16	1,500,000	1,547,155

Conroe ISD
ULT GO & Refunding Bonds Series 2006 (ESCROW)		5.00%		02/15/16	5,635,000	5,869,416

Coppell ISD
ULT GO Bonds Series 2014 (GTY: TX Permanent School Fund)		2.00%		08/15/15	375,000	377,524

Copperas Cove ISD
ULT GO & Refunding Bonds Series 2005 (GTY: TX Permanent School Fund)		4.00%		08/15/15	1,135,000	1,151,237

Cuero ISD
ULT GO Bonds Series 2014A (GTY: TX Permanent School Fund)		0.50%		08/15/15	4,720,000	4,726,144

Dallas
Waterworks & Sewer System Refunding RB Series 2007		5.00%		10/01/15	300,000	307,160

Dallas Area Rapid Transit
Sr Lien Sales Tax RB Series 2009A		5.00%		12/01/15	1,065,000	1,098,331

Dallas ISD
ULT GO Bonds Series 2008 (GTY: TX Permanent School Fund)		5.25%		02/15/16	1,000,000	1,043,590

ULT Refunding Bonds Series 2011 (GTY: TX Permanent School Fund)		4.00%		02/15/16	525,000	541,776

Deer Park ISD
LT GO Bonds Series 2007 (GTY: TX Permanent School Fund)		5.25%		02/15/16	125,000	130,390

DeSoto ISD
ULT GO & Refunding Bonds Series 2006 (GTY: TX Permanent School Fund)		4.13%		08/15/15	100,000	101,436

Duncanville ISD
ULT GO Refunding Bonds Series 2006 (GTY: TX Permanent School Fund)		0.31%		02/15/16	300,000	299,163

East Central ISD
ULT GO Refunding Bonds Series 2014 (GTY: TX Permanent School Fund)		2.00%		08/15/15	160,000	161,012

Edinburg Consolidated ISD
ULT GO Refunding Bonds Series 2012 (GTY: TX Permanent School Fund)		3.00%		02/15/16	1,905,000	1,951,174

Frenship ISD
ULT GO Bonds Series 2007 (GTY: TX Permanent School Fund)		4.50%		02/15/16	100,000	103,600

Frisco ISD
ULT GO Bonds Series 2013 (GTY: TX Permanent School Fund)		3.00%		08/15/15	1,360,000	1,374,413

Galveston Cnty
GO Refunding Bonds Series 2007 (GTY/LIQ: Wells Fargo & Co)	a,b	0.12%		05/07/15	19,140,000	19,140,000

Garland ISD
ULT GO Refunding Bonds Series 2011A (GTY: TX Permanent School Fund)		0.33%		02/15/16	1,880,000	1,875,079

Gladewater ISD
ULT GO Bonds Series 2014 (GTY: TX Permanent School Fund)		2.00%		08/15/15	295,000	296,917

Hallsville ISD
ULT GO Bonds Series 2010A (GTY: TX Permanent School Fund)		4.00%		02/15/16	385,000	397,294

Harris Cnty
GO Refunding Bonds Series 1996		0.25%		10/01/15	700,000	699,124

Road ULT GO Refunding Bonds Series 2014A		5.00%		10/01/15	7,060,000	7,231,666

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009C1		0.14%		04/06/15	25,000,000	25,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.14%		06/03/15	35,000,000	35,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.14%		07/07/15	18,000,000	18,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.14%		08/05/15	14,000,000	14,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.12%		10/05/15	16,250,000	16,250,000

Refunding RB (Methodist Hospital) Series 2009C2		0.14%		04/06/15	20,000,000	20,000,000

Refunding RB (Methodist Hospital) Series 2009C2		0.14%		08/05/15	26,480,000	26,480,000

Refunding RB (Methodist Hospital) Series 2009C2		0.14%		08/13/15	13,000,000	13,000,000

Henderson ISD
ULT GO Bonds Series 2007 (GTY: TX Permanent School Fund)		4.00%		08/15/15	100,000	101,407

Houston
Airport System Sr Lien CP Series A&B (LOC: Royal Bank of Canada)		0.13%		05/12/15	15,000,000	15,000,000

Combined Utility System First Lien Refunding RB Series 2010C		5.00%		11/15/15	5,435,000	5,598,287

TRAN Series 2014		1.00%		06/30/15	36,000,000	36,078,902

TRAN Series 2014		2.00%		06/30/15	14,000,000	14,065,152

Houston ISD
LT GO & Refunding Bonds Series 2013A (GTY: TX Permanent School Fund)		4.00%		02/15/16	1,000,000	1,033,190

Humble ISD
ULT GO Bonds Series 2011A (GTY: TX Permanent School Fund)		3.00%		02/15/16	100,000	102,353

Irving ISD
ULT GO Bonds Series 2010A (GTY: TX Permanent School Fund)		4.00%		02/15/16	180,000	185,732

ULT GO Refunding Bonds Series 1997A (GTY: TX Permanent School Fund)		0.26%		02/15/16	1,000,000	997,719

ULT GO Refunding Bonds Series 2015 (GTY: TX Permanent School Fund)		0.34%		02/15/16	125,000	124,619

Jim Hogg ISD
ULT GO Bonds Series 2014 (GTY: TX Permanent School Fund)		2.00%		08/15/15	670,000	674,468

Judson ISD
ULT GO Refunding Bonds Series 2007 (GTY: TX Permanent School Fund)		5.00%		02/01/16	135,000	140,204

Katy ISD
ULT GO Refunding Bonds Series 2010A (GTY: TX Permanent School Fund)		4.00%		02/15/16	125,000	128,959

Keller ISD
ULT GO & Refunding Bonds Series 1996A (GTY: TX Permanent School Fund)		0.29%		08/15/15	100,000	99,891

Killeen ISD
ULT GO Refunding Bonds Series 2015 (GTY: TX Permanent School Fund)		2.00%		08/15/15	305,000	307,061

Klein ISD
ULT GO & Refunding Bonds Series 2008A (GTY: TX Permanent School Fund)		5.00%		08/01/15	100,000	101,551

La Joya ISD
ULT GO Bonds Series 2006 (GTY: TX Permanent School Fund)		5.00%		02/15/16	200,000	208,030

La Porte ISD
ULT GO Bonds Series 2014 (GTY: TX Permanent School Fund)		3.00%		02/15/16	105,000	107,413

Lake Worth ISD
ULT GO Refunding Bonds Series 2015 (GTY: TX Permanent School Fund)		0.31%		02/15/16	820,000	817,715

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Leander ISD
ULT GO Refunding Bonds Series 2010 (GTY: TX Permanent School Fund)		0.25%		08/15/15	215,000	214,787

Levelland ISD
ULT GO Refunding Bonds Series 2012 (GTY: TX Permanent School Fund)		0.34%		02/15/16	100,000	99,700

Lewisville ISD
ULT GO Refunding Bonds Series 2006 (GTY: TX Permanent School Fund)		4.25%		08/15/15	100,000	101,462

Los Fresnos Consolidated ISD
ULT GO Refunding Bonds Series 2006 (GTY: TX Permanent School Fund)		4.00%		08/15/15	250,000	253,462

Lower Neches Valley Auth
Pollution Control RB (Chevron USA) Series 1987		0.09%		08/17/15	17,660,000	17,660,000

Lubbock Health Facilities Development Corp
Refunding RB (St. Joseph Health) Series 2008B		5.00%		07/01/15	2,000,000	2,023,400

Lubbock ISD
ULT GO Refunding Bonds Series 2011 (GTY: TX Permanent School Fund)		5.00%		02/15/16	185,000	192,498

Lubbock-Cooper ISD
ULT GO Bonds Series 2014 (GTY: TX Permanent School Fund)		3.00%		02/15/16	200,000	204,613

Manor ISD
ULT GO Bonds Series 2014 (GTY: TX Permanent School Fund)		2.00%		08/01/15	1,800,000	1,811,051

Mansfield ISD
ULT GO Bonds Series 2006 (GTY: TX Permanent School Fund)		5.00%		02/15/16	1,000,000	1,041,340

ULT GO Refunding Bonds Series 2006 (GTY: TX Permanent School Fund)		5.00%		02/15/16	130,000	135,369

Mathis ISD
ULT GO & Refunding Bonds Series 2010 (GTY: TX Permanent School Fund)		2.00%		08/15/15	125,000	125,811

Mesquite ISD
ULT GO Refunding Bonds Series 2014B (GTY: TX Permanent School Fund)		5.00%		08/15/15	4,765,000	4,851,420

Midland ISD
ULT GO Bonds Series 2014 (GTY: TX Permanent School Fund)		3.00%		02/15/16	405,000	414,742

Midway Independent School District, Texas
ULT GO Refunding Bonds Series 2015 (GTY: TX Permanent School Fund)	c	2.00%		08/01/15	270,000	271,296

Mission Consolidated ISD
ULT GO Refunding Bonds Series 2014A (GTY: TX Permanent School Fund)		2.00%		02/15/16	650,000	659,932

North East ISD
ULT GO & Refunding Bonds, Series 2012 (GTY: TX Permanent School Fund)		5.00%		08/01/15	1,000,000	1,016,238

ULT GO Bonds Series 2007A (GTY: TX Permanent School Fund)		0.31%		08/01/15	130,000	129,866

Northside ISD
ULT GO Refunding Bonds Series 2010 (GTY: TX Permanent School Fund)		3.50%		02/15/16	150,000	154,118

ULT GO Refunding Bonds Series 2013 (GTY: TX Permanent School Fund)		5.00%		02/15/16	800,000	833,398

ULT GO Refunding Bonds Series 2014 (GTY: TX Permanent School Fund)		2.00%		06/15/15	2,750,000	2,760,452

ULT GO Refunding Bonds Series 2014A (GTY: TX Permanent School Fund)		4.00%		02/15/16	100,000	103,210

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Pflugerville ISD
ULT GO Refunding Bonds Series 2005 (GTY: TX Permanent School Fund)		5.25%		08/15/15	400,000	407,484

Plano ISD
ULT GO Bonds Series 2013 (GTY: TX Permanent School Fund)		5.00%		02/15/16	125,000	130,095

ULT GO Refunding Bonds Series 2006 (GTY: TX Permanent School Fund)		4.25%		02/15/16	200,000	206,834

Raymondville ISD
ULT GO Refunding Bonds Series 2014 (GTY: TX Permanent School Fund)		2.00%		02/15/16	200,000	202,951

Rockwall ISD
ULT GO Refunding Bonds Series 2006A (GTY: TX Permanent School Fund)		0.36%		02/15/16	100,000	99,678

San Antonio
Electric & Gas Systems CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.09%		04/06/15	16,500,000	16,500,000

Electric & Gas Systems CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.07%		06/02/15	21,460,000	21,460,000

Electric & Gas Systems CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.07%		06/04/15	11,540,000	11,540,000

Electric & Gas Systems CP Series C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.07%		06/01/15	9,500,000	9,500,000

Electric & Gas Systems CP Series C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.07%		06/02/15	16,750,000	16,750,000

Electric & Gas Systems CP Series C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.07%		06/04/15	2,145,000	2,145,000

Electric & Gas Systems Refunding RB New Series 2006B		5.00%		02/01/16	440,000	457,365

Electric & Gas Systems Refunding RB New Series 2008A		5.50%		02/01/16	360,000	375,530

Electric & Gas Systems Refunding RB New Series 2009A		5.00%		02/01/16	100,000	103,879

Tax & Revenue COP Series 2007		5.00%		08/01/15	200,000	203,164

Tax & Revenue COP Series 2011		4.00%		08/01/15	500,000	506,438

Water System CP Series A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.07%		05/01/15	15,000,000	15,000,000

San Antonio ISD
CP Series A (LIQ: Royal Bank of Canada)		0.07%		05/05/15	2,750,000	2,750,000

CP Series A (LIQ: Royal Bank of Canada)		0.05%		05/06/15	7,500,000	7,500,000

CP Series A (LIQ: Royal Bank of Canada)		0.07%		05/15/15	4,250,000	4,250,000

CP Series A (LIQ: Royal Bank of Canada)		0.07%		05/18/15	15,250,000	15,250,000

San Benito Consolidated ISD
ULT GO Refunding Bonds Series 2014 (GTY: TX Permanent School Fund)		4.00%		02/15/16	225,000	232,121

Seguin ISD
ULT GO Bonds Series 2008 (GTY: TX Permanent School Fund)		0.21%		08/15/15	2,055,000	2,053,387

Seminole ISD
ULT GO Bonds Series 2007A (GTY: TX Permanent School Fund)		5.00%		02/15/16	900,000	936,606

Socorro ISD
ULT GO Bonds Series 2005A (GTY: TX Permanent School Fund)		5.00%		08/15/15	1,000,000	1,017,655

Southwest ISD
ULT GO & Refunding Bonds Series 2014 (GTY: TX Permanent School Fund)		3.00%		02/01/16	300,000	306,782

Spring ISD
ULT GO & Refunding Bonds Series 2008A (GTY: TX Permanent School Fund)		5.00%		08/15/15	500,000	508,853

ULT GO Bonds Series 2009 (GTY: TX Permanent School Fund)		3.00%		08/15/15	500,000	505,125

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Temple Independent School District, Texas
ULT GO Refunding Bonds Series 2005 (GTY: TX Permanent School Fund)		5.00%		08/15/15	300,000	305,329

Texas
College Student Loan GO Refunding Bonds Series 2011B		5.00%		08/01/15	1,000,000	1,016,255

GO Bonds Series 2011A (LIQ: Wells Fargo Bank, NA)	a,b	0.18%		07/09/15	17,550,000	17,550,000

TRAN Series 2014		1.50%		08/31/15	266,075,000	267,585,806

Texas Public Finance Auth
GO & Refunding Bonds Series 2011		5.00%		10/01/15	350,000	358,337

GO CP Series 2008		0.06%		06/04/15	22,000,000	22,000,000

GO Refunding Bonds Series 2010B		5.00%		10/01/15	175,000	179,149

GO Refunding Bonds Series 2013		4.00%		10/01/15	200,000	203,794

Unemployment Compensation Assessment RB Series 2003C4		0.06%		05/06/15	20,000,000	20,000,000

Texas Tech Univ
Revenue Financing System CP Series 2012A		0.03%		04/09/15	38,000,000	38,000,000

Revenue Financing System Refunding & Improvement Bonds Fourteenth Series 2012A		3.00%		08/15/15	1,000,000	1,010,601

Texas Transportation Commission
GO Bonds Series 2010B		4.00%		04/01/15	600,000	600,000

GO Mobility Fund Bonds Series 2006		5.00%		04/01/16	750,000	784,864

State Highway Fund First Tier RB Series 2006A		4.50%		04/01/15	335,000	335,000

State Highway Fund First Tier RB Series 2008		5.00%		04/01/15	650,000	650,000

Tyler ISD
ULT GO Bonds Series 2007 (GTY: TX Permanent School Fund)		5.00%		02/15/16	100,000	104,041

United ISD
ULT GO Refunding Bonds Series 2011 (GTY: TX Permanent School Fund)		4.00%		08/15/15	125,000	126,741

Univ of Texas
Revenue Financing CP Series A		0.05%		05/18/15	16,268,000	16,268,000

Revenue Financing System Bonds Series 2008A		5.00%		08/15/15	940,000	956,820

Revenue Financing System Bonds Series 2010A		3.00%		08/15/15	250,000	252,550

Revenue Financing System Refunding Bonds Series 2002B		5.25%		08/15/15	100,000	101,857

Revenue Financing System Refunding Bonds Series 2006C		5.00%		08/15/15	100,000	101,752

Upper Trinity Regional Water District
Water Supply System Revenue CP Series A (LOC: Bank of America, NA)		0.03%		04/02/15	24,800,000	24,800,000

Victoria ISD
ULT GO Bonds Series 2007 (GTY: TX Permanent School Fund)		4.50%		02/15/16	220,000	227,941

West Rusk ISD
ULT GO Bonds Series 2012 (GTY: TX Permanent School Fund)		0.36%		02/15/16	100,000	99,679

White Settlement ISD
ULT GO Refunding Bonds Series 2011 (GTY: TX Permanent School Fund)		0.25%		08/15/15	175,000	174,836

Ysleta ISD
ULT GO Refunding Bonds Series 2012 (GTY: TX Permanent School Fund)		3.00%		08/15/15	875,000	884,117

						924,421,242

Utah 0.3%
Intermountain Power Agency
CP Series B1&B2 (LIQ: JPMorgan Chase Bank, NA)		0.08%		06/09/15	15,500,000	15,500,000

CP Series B1&B2 (LIQ: JPMorgan Chase Bank, NA)		0.09%		09/10/15	24,860,000	24,860,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Riverton
RB (IHC Health Services) Series 2009		5.00%		08/15/15	1,050,000	1,068,867

						41,428,867

Virginia 0.6%
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2012A		4.00%		05/15/15	455,000	457,096

Metropolitan Washington Airports Auth
Airport System RB Series 2007B		5.00%		10/01/15	1,500,000	1,536,020

Airport System RB Series 2009C		5.00%		10/01/15	1,400,000	1,433,864

Airport System Refunding RB Series 2007A		5.00%		10/01/15	1,000,000	1,023,613

Airport System Refunding RB Series 2010B		5.00%		10/01/15	7,500,000	7,681,425

Airport System Refunding RB Series 2011D		3.00%		10/01/15	140,000	141,912

Second Sr Lien CP (Dulles Toll Road) Series One (LOC: JPMorgan Chase Bank, NA)		0.05%		04/02/15	15,000,000	15,000,000

Suffolk Economic Development Auth
Hospital Facilities Refunding & RB (Sentara Healthcare) Series 2008 (LIQ: Citibank, NA)	a,b	0.13%		04/23/15	27,865,000	27,865,000

Tobacco Settlement Financing Corp
Tobacco Settlement Asset-Backed Bonds Series 2005 (ESCROW)		5.50%		06/01/15	16,900,000	17,054,828

Virginia College Building Auth
Educational Facilities RB Series 2011A		5.00%		09/01/15	7,435,000	7,585,225

						79,778,983

Washington 0.9%
Bellevue SD No. 405
ULT GO Bonds 2013 (GTY: Washington)		3.00%		12/01/15	135,000	137,448

Camas SD No. 117
ULT GO Bonds 2007 (GTY: Washington)		4.50%		12/01/15	100,000	102,756

Central Puget Sound Regional Transit Auth
Sales Tax & Motor Vehicle Excise Tax Bonds Series 2009P1		5.00%		02/01/16	4,260,000	4,430,269

Sales Tax Bonds Series 2005A (ESCROW)		5.00%		05/01/15	3,960,000	3,975,797

Everett SD No. 2
ULT GO & Refunding Bonds Series 2007 (GTY: Washington)		4.25%		06/01/15	800,000	805,333

Federal Way SD No 210
ULT GO Refunding Bonds 2006 (GTY: Washington)		5.00%		12/01/15	100,000	103,140

Ferndale SD No. 502
ULT GO & Refunding Bonds 2006 (GTY: Washington)		5.00%		12/01/15	170,000	175,320

Fife SD No. 417
ULT GO Refunding Bonds 2007 (GTY: Washington)		5.00%		12/01/15	100,000	103,082

Kelso SD No. 458
ULT GO Refunding Bonds 2014 (GTY: Washington)		2.00%		12/01/15	100,000	101,138

Kent SD No. 415
ULT GO Bonds Series 2006 (GTY: Washington)		4.00%		12/01/15	1,130,000	1,158,772

ULT GO Refunding Bonds Series 2005 (GTY: Washington)		5.00%		12/01/15	150,000	154,739

King Cnty
LT GO Bonds 2009		5.00%		01/01/16	3,160,000	3,274,025

LT GO Refunding Bonds Series 2010A		5.00%		06/01/15	2,000,000	2,016,337

Sewer Refunding & RB Series 2011B		5.00%		01/01/16	700,000	725,254

La Center SD No. 101
ULT GO Refunding Bonds 2010 (GTY: Washington)		3.00%		12/01/15	100,000	101,820

Port of Seattle
Intermediate Lien Refunding RB Series 2010C		5.00%		02/01/16	1,000,000	1,039,382

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Intermediate Lien Refunding RB Series 2012A		3.00%		08/01/15	750,000	756,885

Intermediate Lien Refunding RB Series 2012B		3.00%		08/01/15	2,650,000	2,674,685

Intermediate Lien Revenue & Refunding Bonds Series 2010B		4.00%		06/01/15	230,000	231,434

LT GO Refunding Bonds Series 2011		5.00%		12/01/15	100,000	103,102

RB Series 2007B (LIQ: Wells Fargo Bank, NA)	a,b	0.18%		07/08/15	5,565,000	5,565,000

Port of Tacoma
Sub Lien Revenue CP Series 2002A&B (LOC: Bank of America, NA)		0.09%		05/05/15	75,000,000	75,000,000

Renton SD No.403
ULT GO Refunding Bonds Series 2014 (GTY: Washington)		5.00%		06/01/15	350,000	352,709

Riverview SD No. 407
ULT GO Refunding Bonds 2015 (GTY: Washington)		2.00%		12/01/15	175,000	176,942

Shoreline SD No. 412
ULT GO & Refunding Bonds 2013 (GTY: Washington)		3.00%		12/01/15	250,000	254,487

Tacoma SD No. 10
ULT GO & Refunding Bonds Series 2005A (GTY: Washington)		5.00%		12/01/15	160,000	165,031

ULT GO Refunding Bonds Series 2005A (GTY: Washington)		5.00%		06/01/15	1,150,000	1,159,244

Washington
COP Refunding Real Estate Series 2003B		5.00%		04/01/15	2,535,000	2,535,000

COP Series 2010D		4.00%		01/01/16	100,000	102,780

COP Series 2012B		4.00%		07/01/15	2,000,000	2,019,178

GO Bonds Series 2007C		5.00%		01/01/16	105,000	108,691

GO Bonds Series 2008A		5.00%		07/01/15	145,000	146,721

GO Refunding Bonds Series R 2010A		5.00%		01/01/16	355,000	367,389

GO Refunding Bonds Series R2006A		5.00%		07/01/15	190,000	192,263

GO Refunding Bonds Series R2010B		5.00%		01/01/16	1,130,000	1,170,536

GO Refunding Bonds Series R2011A		5.00%		01/01/16	650,000	673,349

Motor Vehicle Fuel Tax GO Bonds Series 2007D		4.50%		01/01/16	115,000	118,664

Motor Vehicle Fuel Tax GO Bonds Series 2008D		5.00%		01/01/16	280,000	289,820

Washington Health Care Facilities Auth
RB (Providence Health & Services) Series 2011B		5.00%		10/01/15	300,000	307,126

RB (Providence Health & Services) Series 2012A		4.00%		10/01/15	110,000	111,997

West Valley SD No. 208
ULT GO Bonds Series 2007 (GTY: Washington)		5.00%		12/01/15	100,000	103,110

						113,090,755

Wisconsin 0.9%
Wisconsin
Transportation RB Series 2005B (ESCROW)		4.10%		07/01/15	6,940,000	7,008,225

Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care) Series 2008A (LOC: JPMorgan Chase Bank, NA)		0.10%		08/05/15	25,000,000	25,000,000

RB (Aurora Health Care) Series 2008B (LOC: JPMorgan Chase Bank, NA)		0.13%		04/02/15	10,000,000	10,000,000

RB (Aurora Health Care) Series 2008B (LOC: JPMorgan Chase Bank, NA)		0.12%		05/06/15	40,000,000	40,000,000

RB (Aurora Health Care) Series 2010C (LOC: Bank of America, NA)		0.09%		09/04/15	34,925,000	34,925,000

Refunding RB (Hospital Sisters Services) Series 2014A		5.00%		11/15/15	1,000,000	1,029,745

						117,962,970

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Wyoming 0.0%
Wyoming Community Development Auth
Housing RB 2014 Series 2		0.20%		06/01/15	500,000	499,931

Total Fixed-Rate Securities
(Cost $4,102,136,943)						4,102,136,943

Variable-Rate Securities 68.8% of net assets

Alabama 2.3%
Alabama
GO Refunding Bonds Series 2014A (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	11,695,000	11,695,000

Alabama HFA
Collateralized S/F Mortgage RB Series 2006 D&F (LIQ: Citibank, NA)	a	0.12%		04/07/15	5,990,000	5,990,000

M/F Housing RB (Chapel Ridge Apts) Series 2005E (LOC: Freddie Mac)		0.05%		04/07/15	11,000,000	11,000,000

M/F Housing Refunding RB (Hunter Ridge Apts) Series 2005F (LOC: Freddie Mac)		0.05%		04/07/15	10,550,000	10,550,000

Alabama Municipal Funding Corp
Notes Series 2006 (LOC: US Bank, NA)		0.03%		04/07/15	16,520,000	16,520,000

Notes Series 2008A, 2009B&2010A (LOC: US Bank, NA)		0.03%		04/07/15	3,765,000	3,765,000

Alabama Special Care Facility Financing Auth
RB (Ascension Health) Series 2006C1 (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	15,925,000	15,925,000

Birmingham IDB
RB (Culton Properties) Series 2009A (LOC: Federal Home Loan Bank)		0.06%		04/07/15	1,825,000	1,825,000

Columbia IDB
Pollution Control Refunding RB (AL Power) Series 2014A		0.01%		04/01/15	7,550,000	7,550,000

Pollution Control Refunding RB (AL Power) Series 2014D		0.03%		04/07/15	10,000,000	10,000,000

Hoover
GO Sewer Warrants Series 2007 (GTY/LIQ: US Bank, NA)	a	0.02%		04/07/15	11,715,000	11,715,000

Millport IDA
IDRB (Steel Dust Recycling) Series 2011 (LOC: Citibank, NA)		0.05%		04/07/15	10,000,000	10,000,000

RB (Steel Dust Recycling) Series 2007 (LOC: Comerica Bank)		0.05%		04/07/15	5,040,000	5,040,000

Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2010B (LOC: Swedbank AB)		0.04%		04/07/15	40,000,000	40,000,000

Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: Swedbank AB)		0.04%		04/07/15	30,000,000	30,000,000

Mobile IDB
Pollution Control Refunding RB (AL Power) Series 1993A		0.03%		04/07/15	12,100,000	12,100,000

RB (AL Power) Series 2001B		0.03%		04/01/15	2,550,000	2,550,000

Montgomery Downtown Redevelopment Auth
RB (Southern Poverty Law Center) Series 2013		0.05%		04/07/15	15,000,000	15,000,000

Trussville
GO Warrants Series 2006A (GTY/LIQ: US Bank, NA)	a,b	0.02%		04/07/15	12,765,000	12,765,000

Tuscaloosa Cnty IDA
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2008C (LOC: Bank of Nova Scotia)		0.03%		04/07/15	27,000,000	27,000,000

Univ of South Alabama
Tuition Refunding RB Series 2006 (GTY/LIQ: US Bank, NA)	a	0.02%		04/07/15	37,620,000	37,620,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
West Jefferson IDB
Solid Waste Disposal RB (AL Power) Series 2008		0.03%		04/01/15	2,890,000	2,890,000

						301,500,000

Alaska 0.5%
Alaska Housing Finance Corp
Home Mortgage RB Series 2002A (LIQ: JPMorgan Chase Bank, NA)		0.10%		04/01/15	22,475,000	22,475,000

State Capital Bonds Series 2006A (LIQ: US Bank, NA)	a	0.02%		04/07/15	26,925,000	26,925,000

Alaska Student Loan Corp
Education Loan Refunding RB Sr Series 2012B1 (LOC: State Street Bank & Trust Co NA)		0.05%		04/07/15	18,780,000	18,780,000

						68,180,000

Arizona 0.3%
Arizona Health Facilities Auth
RB (Banner Health) Series 2008A (LIQ: Wells Fargo & Co)	a,b	0.07%		04/07/15	9,620,000	9,620,000

RB (Banner Health) Series 2014A (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	3,920,000	3,920,000

Maricopa Cnty IDA
M/F RB (Gran Victoria Housing) Series 2000A (LOC: Fannie Mae)		0.03%		04/07/15	9,730,000	9,730,000

Solid Waste Disposal RB (Michael Pylman Dairy) Series 2005 (LOC: CoBank, ACB)		0.05%		04/07/15	6,750,000	6,750,000

Sr Living Facilities Refunding RB Series 2005A (LOC: Fannie Mae)		0.02%		04/07/15	2,735,000	2,735,000

Pima Cnty
GO Bonds Series 2007 (LIQ: Wells Fargo & Co)	a	0.04%		04/07/15	11,460,000	11,460,000

						44,215,000

Arkansas 0.1%
Pulaski Cnty Public Facilities Board
M/F Housing Refunding RB (Markham Oaks & Indian Hills Apts) Series 2005 (LOC: Federal Home Loan Bank)		0.04%		04/07/15	5,920,000	5,920,000

M/F Housing Refunding RB (Waterford & Bowman Heights Apts) Series 2012 (LOC: Federal Home Loan Bank)		0.04%		04/07/15	7,050,000	7,050,000

						12,970,000

California 1.8%
Alameda Cnty IDA
RB (Golden West Paper Converting Corp) Series 2008A (LOC: Bank of the West)		0.08%		04/07/15	3,315,000	3,315,000

RB (Heat & Control) Series 1995A (LOC: Comerica Bank)		0.04%		04/07/15	2,900,000	2,900,000

California
GO Refunding Bonds (GTY/LIQ: Wells Fargo & Co)	a	0.03%		04/07/15	13,610,000	13,610,000

California Educational Facilities Auth
RB (California Institute of Technology) Series 2009 (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	3,300,000	3,300,000

California Infrastructure & Economic Development Bank
IDRB (Murrietta Circuits) Series 2000A (LOC: Comerica Bank)		0.05%		04/07/15	2,445,000	2,445,000

California Pollution Control Financing Auth
RB (Hilmar Cheese) Series 2010 (LOC: CoBank, ACB)		0.02%		04/07/15	4,410,000	4,410,000

Solid Waste Disposal RB (EDCO Disposal) Series 2004A (LOC: Wells Fargo Bank, NA)		0.06%		04/07/15	1,370,000	1,370,000

Solid Waste Disposal RB (Garaventa Enterprises) Series 2008A (LOC: Wells Fargo Bank, NA)		0.06%		04/07/15	2,500,000	2,500,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Solid Waste Disposal RB (MarBorg Industries) Series 2000A (LOC: MUFG Union Bank, NA)		0.06%		04/07/15	1,325,000	1,325,000

Solid Waste Disposal RB (MarBorg Industries) Series 2002 (LOC: MUFG Union Bank, NA)		0.06%		04/07/15	1,905,000	1,905,000

Solid Waste Disposal RB (Napa Recycling & Waste Services) Series 2005A (LOC: MUFG Union Bank, NA)		0.06%		04/07/15	740,000	740,000

Solid Waste Disposal RB (Santa Clara Valley Industries) Series 1998A (LOC: Comerica Bank)		0.10%		04/07/15	195,000	195,000

California State Univ
RB Series 2005C (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.03%		04/07/15	16,655,000	16,655,000

California Statewide Communities Development Auth
M/F Housing RB (Glen Haven Apts) Series 2002AA (LOC: Fannie Mae)		0.03%		04/07/15	7,000,000	7,000,000

Coast CCD
GO Bonds Series 2006C (LIQ: Wells Fargo & Co)	a	0.02%		04/07/15	25,140,000	25,140,000

Contra Costa Cnty
M/F Mortgage RB (El Cerrito Royale) Series 1987A (LOC: Bank of America, NA)		0.09%		04/07/15	3,900,000	3,900,000

Delano
COP (Delano Regional Medical Center) (LOC: Comerica Bank)		0.12%		04/07/15	7,740,000	7,740,000

East Bay Municipal Utility District
Water System Refunding RB Series 2008A4 (LIQ: Wells Fargo Bank, NA)		0.01%		04/07/15	1,120,000	1,120,000

Water System Refunding RB Series 2012A (LIQ: Citibank, NA)	a	0.03%		04/07/15	6,600,000	6,600,000

Water System Sub RB Series 2005A (LIQ: Citibank, NA)	a	0.03%		04/07/15	20,830,000	20,830,000

Foothill-DeAnza CCD
GO Bonds Series A (LIQ: Deutsche Bank AG)	a	0.08%		04/07/15	10,832,000	10,832,000

Huntington Park Redevelopment Agency
M/F Housing RB (Casa Rita Apts) Series 1994A (LOC: Wells Fargo Bank, NA)		0.04%		04/07/15	4,600,000	4,600,000

Los Angeles Dept of Water & Power
Power System RB Series 2005A1 (LIQ: Citibank, NA)	a	0.03%		04/07/15	29,850,000	29,850,000

Water System RB Series 2006A2 (LIQ: Citibank, NA)	a	0.02%		04/01/15	500,000	500,000

Los Angeles Municipal Improvement Corp
Lease RB Series 2006A (GTY/LIQ: Wells Fargo & Co)	a	0.04%		04/07/15	19,960,000	19,960,000

Los Angeles USD
GO Refunding Bonds Series 2007A2 (LIQ: Wells Fargo & Co)	a	0.03%		04/07/15	8,425,000	8,425,000

Newport-Mesa USD
GO Bonds Series 2007 (LIQ: Deutsche Bank AG)	a	0.10%		04/07/15	10,000,000	10,000,000

San Francisco Bay Area Rapid Transit District
GO Bonds Series 2007B (LIQ: Citibank, NA)	a	0.03%		04/07/15	9,900,000	9,900,000

San Jose
M/F Housing RB (Cinnabar Commons) Series 2003C (LOC: Freddie Mac)		0.03%		04/07/15	8,500,000	8,500,000

San Mateo Cnty CCD
GO Bonds Series 2005B (LIQ: Wells Fargo & Co)	a	0.03%		04/07/15	735,000	735,000

Santa Clara Valley Transportation Auth
Sales Tax Refunding RB Series 2008A (LIQ: Sumitomo Mitsui Banking Corp)		0.01%		04/07/15	8,385,000	8,385,000

						238,687,000

Colorado 2.2%
Broomfield Urban Renewal Auth
Tax Increment RB Series 2005 (LOC: BNP Paribas)		0.09%		04/07/15	20,630,000	20,630,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Colorado Health Facilities Auth
RB (Sisters of Charity of Leavenworth Health System) Series 2013A (LIQ: Citibank, NA)	a	0.05%		04/07/15	3,700,000	3,700,000

RB (Sisters of Charity of Leavenworth Health System) Series 2013A (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	15,500,000	15,500,000

Colorado Housing & Finance Auth
S/F Mortgage Class I Bonds Series 2002B3 (LIQ: Barclays Bank Plc)		0.02%		04/07/15	7,750,000	7,750,000

S/F Mortgage Class I Bonds Series 2002C3 (LIQ: Barclays Bank Plc)		0.03%		04/07/15	13,590,000	13,590,000

S/F Mortgage Class I Bonds Series 2006A3 (LIQ: Federal Home Loan Bank)		0.03%		04/07/15	26,075,000	26,075,000

S/F Mortgage Class I Bonds Series 2007A2 (LIQ: Federal Home Loan Bank)		0.04%		04/07/15	8,300,000	8,300,000

S/F Mortgage Class II Bonds Series 2007B3 (LIQ: Royal Bank of Canada)		0.03%		04/07/15	30,100,000	30,100,000

S/F Mortgage Class II Bonds Series 2013B (LIQ: Royal Bank of Canada)		0.02%		04/07/15	20,000,000	20,000,000

Colorado Springs
Utilities System RB Series 2013B1&B2 (LIQ: Barclays Bank Plc)	a	0.04%		04/07/15	6,875,000	6,875,000

Dawson Ridge Metropolitan District No.1
LT Refunding Bonds Series 1992A (ESCROW/LIQ: Wells Fargo & Co)	a	0.03%		04/07/15	10,020,000	10,020,000

Denver
Airport System RB Bonds Series 2008C2&C3 (GTY/LIQ: Royal Bank of Canada)	a	0.04%		04/07/15	77,990,000	77,990,000

Midcities Metropolitan District No. 1
Special Refunding RB Series 2004B (LOC: BNP Paribas)		0.10%		04/07/15	10,000,000	10,000,000

Univ of Colorado Hospital Auth
Revenue & Refunding RB Series 2015A	b	0.10%		10/27/15	25,220,000	25,220,000

Revenue & Refunding RB Series 2015C	b	0.10%		10/27/15	7,475,000	7,475,000

						283,225,000

Connecticut 0.2%
Connecticut
GO Bonds Series 2013A (LIQ: JP Morgan Securities, LLC)	a	0.03%		04/01/15	4,420,000	4,420,000

Connecticut HFA
Housing Mortgage Finance Program Bonds Series 2009A1 (LIQ: JPMorgan Chase Bank, NA)		0.03%		04/01/15	18,600,000	18,600,000

						23,020,000

Delaware 0.0%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2008A		0.04%		04/01/15	140,000	140,000

District of Columbia 0.8%
District of Columbia
GO Bonds Series 2008E (GTY: Berkshire Hathaway Assurance Corp /LIQ: Bank of America, NA)	a	0.07%		04/07/15	6,030,000	6,030,000

GO Bonds Series 2014C (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	18,000,000	18,000,000

Income Tax Secured RB Series 2012C (LIQ: Barclays Bank Plc)	a	0.04%		04/07/15	4,200,000	4,200,000

RB (American Psychological Assoc) Series 2003 (LOC: Bank of America, NA)		0.07%		04/07/15	1,930,000	1,930,000

RB (American Univ) Series 2006A (LOC: Royal Bank of Canada)		0.02%		04/07/15	500,000	500,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (The Catholic Univ of America) Series 2007 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.03%		04/07/15	7,760,000	7,760,000

District of Columbia HFA
M/F Housing RB (The Yards) Series 2012 (LOC: Federal Home Loan Bank)		0.04%		04/07/15	4,250,000	4,250,000

District of Columbia Water & Sewer Auth
Public Utility RB Series 1998 (LIQ: Citibank, NA)	a	0.03%		04/07/15	6,200,000	6,200,000

Public Utility Sr Lien RB Series 2009A (LIQ: Credit Suisse AG)	a	0.02%		04/07/15	17,170,000	17,170,000

Public Utility Sr Lien RB Series 2009A (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	9,130,000	9,130,000

Public Utility Sub Lien RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	18,025,000	18,025,000

Public Utility Sub Lien RB Series 2014B1 (LIQ: TD Bank NA)		0.02%		04/07/15	12,125,000	12,125,000

Public Utility Sub Lien RB Series 2014B2 (LIQ: TD Bank NA)		0.02%		04/07/15	3,000,000	3,000,000

						108,320,000

Florida 5.3%
Alachua Cnty Housing Finance Auth
M/F Housing RB (Univ Cove Apts) Series 2001 (LOC: Fannie Mae)		0.04%		04/07/15	6,695,000	6,695,000

Broward Cnty
Port Facilities Sub Refunding RB (Port Everglades) Series 2008 (LOC: Royal Bank of Canada)		0.04%		04/07/15	2,300,000	2,300,000

Broward Cnty HFA
M/F Housing RB (Palms of Deerfield Beach Apts) Series 2006 (LOC: Citibank, NA)		0.04%		04/07/15	3,850,000	3,850,000

Collier Cnty HFA
M/F Housing RB (Brittany Bay Apts) Series 2001A (LOC: Fannie Mae)		0.04%		04/07/15	3,800,000	3,800,000

Florida Housing Finance Corp
Housing RB (Brentwood Club of Millenia Blvd Apts) Series 2002A1 (LOC: Fannie Mae)		0.05%		04/07/15	10,545,000	10,545,000

Housing RB (Heritage Pointe Apts) Series 1999I-1 (LOC: Fannie Mae)		0.04%		04/07/15	10,030,000	10,030,000

Housing RB (Timberline Apts) Series 1999P (LOC: Fannie Mae)		0.04%		04/07/15	6,035,000	6,035,000

M/F Mortgage RB (Boynton Bay Apartments) Series 2007I (LOC: Citibank, NA)		0.05%		04/07/15	1,700,000	1,700,000

M/F Mortgage RB (Clear Harbor Apts) Series 2007H (LOC: Citibank, NA)		0.04%		04/07/15	3,195,000	3,195,000

M/F Mortgage RB (Lakeshore Apts) Series 2004H (LOC: Fannie Mae)		0.04%		04/07/15	7,600,000	7,600,000

M/F Mortgage RB (Lynn Lake Apts) Series 2005B1 (LOC: Freddie Mac)		0.04%		04/07/15	20,315,000	20,315,000

M/F Mortgage RB (Spring Haven Apts) Series 2004F (LOC: Fannie Mae)		0.04%		04/07/15	6,100,000	6,100,000

M/F Mortgage RB (Spring Haven Apts) Series 2006G (LOC: Citibank, NA)		0.03%		04/07/15	3,660,000	3,660,000

M/F Mortgage RB (Wellesley Apts) Series 2003O (LOC: Citibank, NA)		0.04%		04/07/15	15,300,000	15,300,000

Florida State Board of Education
Public Education Capital Outlay Bonds Series 2006B (LIQ: US Bank, NA)	a	0.02%		04/07/15	43,525,000	43,525,000

Public Education Capital Outlay Bonds Series 2006D (LIQ: Branch Banking & Trust Co)	a	0.02%		04/07/15	10,635,000	10,635,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Greater Orlando Aviation Auth
Airport Facilities Refunding RB Series 2007A (LIQ: Deutsche Bank AG)	a	0.09%		04/07/15	5,555,000	5,555,000

Airport Facility RB Series 2003A (GTY: Berkshire Hathaway, Inc)		0.03%		04/07/15	18,285,000	18,285,000

Halifax Hospital Medical Center
Hospital Refunding & Improvement RB Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.04%		04/07/15	12,800,000	12,800,000

Highlands Cnty Health Facilities Auth
Hospital Refunding RB (Adventist Health/Sunbelt) Series 2006G (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	9,375,000	9,375,000

Hillsborough Cnty HFA
M/F Housing RB (Lake Kathy Apts) Series 2005 (LOC: Fannie Mae)		0.04%		04/07/15	20,570,000	20,570,000

M/F Housing RB (Meridian Pointe Apts) Series 2005 (LOC: Citibank, NA)		0.04%		04/07/15	6,345,000	6,345,000

Hillsborough Cnty IDA
RB (Independent Day School) Series 2000 (LOC: Bank of America, NA)		0.12%		04/07/15	600,000	600,000

Jacksonville
RB Series 2008A (LOC: Bank of America, NA)		0.03%		04/07/15	14,425,000	14,425,000

Jacksonville HFA
M/F Housing RB (Hartwood Apts) Series 2006 (LOC: Freddie Mac)		0.04%		04/07/15	3,755,000	3,755,000

JEA
Electric System RB Series Three 2012B (LIQ: Royal Bank of Canada)	a	0.02%		04/07/15	5,000,000	5,000,000

Lake Cnty
RB Series 2007 (LIQ: Deutsche Bank AG)	a	0.09%		04/07/15	39,955,000	39,955,000

Manatee Cnty HFA
M/F Housing RB (Centre Court Apts) Series 2000A (LOC: Federal Home Loan Bank)		0.05%		04/07/15	6,545,000	6,545,000

Miami-Dade Cnty
Aviation RB 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.05%		04/07/15	11,500,000	11,500,000

GO Bonds Series 2013A (GTY/LIQ: Royal Bank of Canada)	a	0.02%		04/07/15	39,600,000	39,600,000

GO Bonds Series 2014A (GTY/LIQ: Royal Bank of Canada)	a	0.02%		04/07/15	22,070,000	22,070,000

Seaport RB Series 2014A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.02%		04/07/15	15,000,000	15,000,000

Seaport RB Series 2014B (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.03%		04/07/15	7,000,000	7,000,000

Miami-Dade Cnty IDA
Airport Facility RB (FlightSafety) Series 1999A		0.03%		04/07/15	20,210,000	20,210,000

Airport Facility RB (FlightSafety) Series 1999B		0.03%		04/07/15	20,230,000	20,230,000

IDRB (Tarmac America) Series 2004 (LOC: HSBC Bank USA)		0.04%		04/07/15	2,600,000	2,600,000

Ocean Highway & Port Auth
RB Series 1990 (LOC: Wells Fargo Bank, NA)		0.09%		04/07/15	8,700,000	8,700,000

Orange Cnty HFA
M/F Housing RB (Charleston Club Apts) Series 2001A (LOC: Fannie Mae)		0.04%		04/07/15	10,930,000	10,930,000

M/F Housing RB (Landings on Millenia Blvd Apts) Series 2002A (LOC: Fannie Mae)		0.04%		04/07/15	7,060,000	7,060,000

M/F Housing RB (Laurel Oaks Apts II) Series 2007H (LOC: Federal Home Loan Bank)		0.04%		04/07/15	7,480,000	7,480,000

M/F Housing RB (Laurel Oaks Apts) Series 2007G (LOC: Federal Home Loan Bank)		0.04%		04/07/15	8,100,000	8,100,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
M/F Housing RB (Lee Vista Club Apts) Series 2004A (LOC: Fannie Mae)		0.04%		04/07/15	13,700,000	13,700,000

M/F Housing RB (Mystic Cove Apts) Series 2002E (LOC: Fannie Mae)		0.04%		04/07/15	8,365,000	8,365,000

M/F Housing RB (The Cove At Lady Lake Apts) Series 2005A (LOC: Fannie Mae)		0.04%		04/07/15	8,785,000	8,785,000

Orange Cnty IDA
RB (Foundation Academy of Winter Garden) Series 2007 (LOC: Federal Home Loan Bank)		0.07%		04/07/15	8,550,000	8,550,000

Orlando Utilities Commission
Utility System RB Series 2008-1 (LIQ: JPMorgan Chase Bank, NA)		0.03%		04/07/15	270,000	270,000

Utility System Refunding RB Series 2011A	b	0.13%		10/27/15	10,000,000	10,000,000

Orlando-Orange Cnty Expressway Auth
RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.03%		04/07/15	32,545,000	32,545,000

RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.04%		04/07/15	3,400,000	3,400,000

RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.05%		04/07/15	1,600,000	1,600,000

Palm Beach Cnty
RB (Norton Gallery & School of Art) Series 1995 (LOC: Northern Trust Co)		0.02%		04/07/15	2,500,000	2,500,000

Palm Beach Cnty HFA
M/F Housing RB (Palm Gardens Apts) Series 2007 (LOC: Citibank, NA)		0.11%		04/07/15	2,910,000	2,910,000

Palm Beach Cnty Solid Waste Auth
RB Series 2009A (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.04%		04/07/15	4,545,000	4,545,000

Pinellas Cnty Educational Facility Auth
Refunding RB (Barry Univ) Series 2007 (LOC: Bank of America, NA)		0.04%		04/07/15	7,500,000	7,500,000

Refunding RB (Shorecrest Preparatory School) Series 2007 (LOC: Northern Trust Co)		0.03%		04/07/15	8,195,000	8,195,000

Pinellas Cnty HFA
M/F Housing RB (Bayside Court) Series 2011 (LOC: Freddie Mac)		0.02%		04/07/15	8,045,000	8,045,000

Polk Cnty IDA
RB (Tremron Lakeland) Series 2011 (LOC: Branch Banking & Trust Co)		0.08%		04/07/15	365,000	365,000

South Florida Water Management District
COP Series 2006 (LOC: US Bank, NA /LIQ: US Bank, NA)	a	0.02%		04/07/15	34,575,000	34,575,000

South Miami Health Facilities Auth
Hospital RB (Baptist Health So FL) Series 2007 (LIQ: Citibank, NA)	a	0.03%		04/07/15	16,500,000	16,500,000

Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: Credit Suisse AG)	a	0.02%		04/07/15	15,000,000	15,000,000

Tallahassee
Energy System RB Series 2007 (LIQ: Citibank, NA)	a	0.04%		04/07/15	20,000,000	20,000,000

Tampa Bay Water
Utility System RB Series 2013 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	5,000,000	5,000,000

						691,325,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Georgia 1.9%
Atlanta
Water & Wastewater Refunding RB Series 2015 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	12,500,000	12,500,000

Atlanta Housing Auth
M/F Housing RB (Villages of East Lake Phase II) Series 1999 (LOC: Bank of America, NA)		0.08%		04/07/15	7,940,000	7,940,000

Atlanta Urban Residential Finance Auth
M/F Housing RB (Alta Coventry Station Apts) Series 2007 (LOC: Bank of America, NA)		0.09%		04/07/15	26,885,000	26,885,000

M/F Housing RB (M St Apts) Series 2003 (LOC: Freddie Mac)	d	0.04%		04/07/15	27,135,000	27,135,000

M/F Housing RB (New Community at East Lake) Series 1996 (LOC: Bank of America, NA)		0.08%		04/07/15	5,100,000	5,100,000

Atlanta Water & Wastewater
Water & Wastewater Refunding RB Series 2015 (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	11,000,000	11,000,000

Bartow Cnty Development Auth
Pollution Control RB (GA Power) First Series 2009		0.06%		04/07/15	5,000,000	5,000,000

RB (VMC Specialty Alloys) Series 2014 (LOC: Comerica Bank)		0.10%		04/07/15	3,350,000	3,350,000

Burke Cnty Development Auth
Pollution Control RB (GA Power) First Series 2009		0.01%		04/01/15	4,510,000	4,510,000

Columbia Cnty Development Auth
M/F Housing RB (Westwood Club Apts) Series 2002 (LOC: Fannie Mae)		0.05%		04/07/15	3,385,000	3,385,000

East Point Housing Auth
M/F Housing RB (Eagles Creste Apts) Series 2003 (LOC: Freddie Mac)		0.05%		04/07/15	12,525,000	12,525,000

Fulton Cnty Development Auth
Airport Facility RB (FlightSafety International) Series 1999B (GTY: Berkshire Hathaway, Inc)		0.03%		04/07/15	9,350,000	9,350,000

Houston Cnty Development Auth
Sewage Facility RB (Perdue Farms) Series 2005 (LOC: Rabobank Nederland)		0.05%		04/07/15	5,350,000	5,350,000

Lawrenceville Housing Auth
M/F Housing RB (Chatham Club Apts) Series 2002 (LOC: Fannie Mae)		0.04%		04/07/15	6,800,000	6,800,000

Main St Natural Gas
RB Series 2010A1 (LOC: Royal Bank of Canada)		0.08%	04/02/15	06/01/15	28,000,000	28,000,000

RB Series 2010A2 (LOC: Royal Bank of Canada)		0.08%	04/02/15	08/03/15	28,000,000	28,000,000

Marietta Housing Auth
M/F Housing RB (Walton Village Apts) Series 2005 (LOC: Freddie Mac)		0.05%		04/07/15	14,300,000	14,300,000

McDonough Housing Auth
M/F Housing RB (Ashley Woods Apts) Series 2008 (LOC: Freddie Mac)		0.04%		04/07/15	6,300,000	6,300,000

Monroe Cnty Development Auth
Pollution Control RB (GA Power) First Series 2009		0.04%		04/07/15	7,200,000	7,200,000

Waycross & Ware Cnty Development Auth
IDRB (Rich Products Corp) Series 2007 (LOC: Bank of America, NA)		0.04%		04/07/15	7,500,000	7,500,000

Winder-Barrow Cnty Jt Development Auth
IDRB (Price Companies) Series 2007 (LOC: Bank of America, NA)		0.11%		04/07/15	6,115,000	6,115,000

Worth Cnty IDA
Refunding IDRB (Seabrook Peanut) Series 1996B (LOC: Federal Home Loan Bank)		0.04%		04/07/15	2,700,000	2,700,000

						240,945,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Hawaii 0.3%
Hawaii
GO Bonds Series 2007DJ (LIQ: State Street Bank & Trust Co NA)	a	0.02%		04/07/15	5,000,000	5,000,000

GO Bonds Series 2011DZ (LIQ: Bank of America, NA)	a	0.07%		04/07/15	2,000,000	2,000,000

RB (Queen’s Health) Series 2015B	b	0.16%		10/27/15	8,000,000	8,000,000

RB (Queen’s Health) Series 2015C	b	0.16%		10/27/15	7,350,000	7,350,000

Univ of Hawaii
Univ RB Series 2006A (GTY/LIQ: Wells Fargo & Co)	a	0.04%		04/07/15	14,775,000	14,775,000

						37,125,000

Idaho 0.1%
Cassia Cnty IDC
IDRB (East Valley Cattle) Series 2006 (LOC: Rabobank Nederland)		0.03%		04/07/15	7,000,000	7,000,000

IDRB (Oak Valley Heifers) Series 2007 (LOC: Rabobank Nederland)		0.05%		04/07/15	1,800,000	1,800,000

						8,800,000

Illinois 4.4%
Aurora
Collateralized S/F Mortgage RB Series 2007D1 (LIQ: Deutsche Bank AG)	a	0.08%		04/07/15	3,260,000	3,260,000

Carol Stream
M/F Housing Refunding RB (St. Charles Square) Series 1997 (LOC: Fannie Mae)		0.04%		04/07/15	8,715,000	8,715,000

Chicago
GO Bonds Series 2002B3 (LOC: Royal Bank of Canada)		0.03%		04/01/15	2,500,000	2,500,000

M/F Housing RB (Lincoln Village Sr Apts) Series 2006 (LOC: BMO Harris Bank NA)		0.04%		04/07/15	4,877,000	4,877,000

Second Lien Water RB Series 2000 2 (LOC: JPMorgan Chase Bank, NA)		0.02%		04/07/15	1,500,000	1,500,000

Second Lien Water RB Series 2000-1 (LOC: JPMorgan Chase Bank, NA)		0.02%		04/07/15	1,500,000	1,500,000

Second Lien Water Refunding RB Series 2004-2 (LOC: State Street Bank & Trust Co NA)		0.02%		04/07/15	3,000,000	3,000,000

Second Lien Water Refunding RB Series 2004-3 (LOC: State Street Bank & Trust Co NA)		0.02%		04/07/15	3,000,000	3,000,000

Chicago Park District
ULT GO Bonds Series 2010C (LIQ: JPMorgan Chase Bank, NA)	a	0.12%		04/07/15	5,000,000	5,000,000

Illinois
GO Bonds Series October 2003B6 (LOC: Northern Trust Co)		0.03%		04/07/15	11,000,000	11,000,000

Illinois Finance Auth
IDRB (Bison Gear & Engineering) Series 2010 (LOC: BMO Harris Bank NA)		0.05%		04/07/15	6,150,000	6,150,000

M/F Housing RB (Autumn Ridge Apts) Series 2005A (LOC: Freddie Mac)		0.02%		04/07/15	5,775,000	5,775,000

M/F Housing RB (New Vistas II Apts) Series 2004 (LOC: Fannie Mae)		0.04%		04/07/15	8,500,000	8,500,000

Pollution Control RB (A.E. Staley Manufacturing) Series 1985 (LOC: Rabobank Nederland)		0.03%		04/07/15	7,500,000	7,500,000

Qualified Residential Rental Bonds (River Oaks) Series 1989 (LOC: Freddie Mac)		0.05%		04/07/15	32,000,000	32,000,000

RB (Chicago Symphony Orchestra) Series 1994 (LOC: Northern Trust Co)		0.02%		04/07/15	28,600,000	28,600,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (F.C. Harris Pavilion) Series 1994 (LOC: Freddie Mac)		0.05%		04/07/15	22,310,000	22,310,000

RB (Fenwick High School) Series 1997 (LOC: PNC Bank NA)		0.03%		04/07/15	1,750,000	1,750,000

RB (Fenwick High School) Series 2007 (LOC: PNC Bank NA)		0.02%		04/07/15	15,635,000	15,635,000

RB (Korex) Series 1990 (LOC: Northern Trust Co)		0.30%		04/07/15	4,000,000	4,000,000

RB (Lake Forest Academy) Series 1994 (LOC: Northern Trust Co)		0.04%		04/07/15	4,000,000	4,000,000

RB (Lake Forest College) Series 2008 (LOC: Northern Trust Co)		0.04%		04/07/15	2,500,000	2,500,000

RB (Northwestern Memorial Healthcare) Series 2013 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	16,280,000	16,280,000

RB (Northwestern Memorial Hospital) Series 2007A3 (LIQ: JPMorgan Chase Bank, NA)		0.04%		04/07/15	9,700,000	9,700,000

RB (Northwestern Memorial Hospital) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	6,000,000	6,000,000

RB (Regency Park at Lincolnwood) Series 1991B (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.05%		04/07/15	8,274,000	8,274,000

RB (Richard H. Driehaus Museum) Series 2005 (LOC: Northern Trust Co)		0.04%		04/07/15	3,800,000	3,800,000

RB (Riverside Health) Series 2006A (LOC: JPMorgan Chase Bank, NA)		0.03%		04/07/15	6,320,000	6,320,000

RB (Univ of Chicago) Series 2013A (LIQ: Credit Suisse AG)	a	0.02%		04/07/15	3,760,000	3,760,000

RB (YMCA of Metropolitan Chicago) Series 2001 (LOC: BMO Harris Bank NA)		0.04%		04/07/15	7,000,000	7,000,000

Refunding RB (North Shore Univ Health) Series 2010 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	3,000,000	3,000,000

Solid Waste Disposal Facility RB (Kuusakoski US) Series 2013 (LOC: Fifth Third Bank)		0.20%		04/07/15	3,950,000	3,950,000

Solid Waste Disposal RB (Waste Management) Series 2003 (LOC: Wells Fargo Bank, NA)		0.06%		04/07/15	30,000,000	30,000,000

Illinois Housing Development Auth
M/F Housing RB (Spring Creek Towers) Series 2004 (LOC: Bank of America, NA)		0.20%		04/07/15	5,180,000	5,180,000

Illinois Regional Transportation Auth
GO Bonds Series 2002A (LIQ: Wells Fargo & Co)	a	0.02%		04/07/15	9,155,000	9,155,000

GO Bonds Series 2005A (LIQ: Rabobank Nederland)	a	0.02%		04/07/15	28,095,000	28,095,000

Illinois Toll Highway Auth
Sr RB Series 2007A2D (LOC: Royal Bank of Canada)		0.03%		04/07/15	19,000,000	19,000,000

Sr RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	10,730,000	10,730,000

Sr RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		04/07/15	9,745,000	9,745,000

Sr Refunding RB Series 2008A1a (LIQ: JPMorgan Chase Bank, NA)	d	0.03%		04/07/15	66,440,000	66,440,000

Sr Refunding RB Series 2008A2 (LIQ: JPMorgan Chase Bank, NA)		0.04%		04/07/15	20,300,000	20,300,000

Toll Highway Sr RB Series 2014D (LIQ: Royal Bank of Canada)	a	0.04%		04/07/15	4,170,000	4,170,000

Metropolitan Water Reclamation District of Greater Chicago
LT GO Bonds Series 2014A&C (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	17,865,000	17,865,000

LT GO Refunding Bonds Series C (LIQ: Branch Banking & Trust Co)	a	0.02%		04/07/15	22,360,000	22,360,000

Palatine
Special Facility RB (Little City for Community Development) Series 1998 (LOC: Federal Home Loan Bank)		0.05%		04/07/15	5,000,000	5,000,000

Southwestern Illinois Development Auth
Refunding IDRB (Holten Meat) Series 2004 (LOC: US Bank, NA)		0.08%		04/07/15	6,860,000	6,860,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
St. Clair Cnty
Industrial Building Refunding RB (Winchester Apts) Series 1994 (LOC: Fannie Mae)		0.02%		04/07/15	15,550,000	15,550,000

Univ of Illinois
Auxiliary Facilities System RB Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	9,000,000	9,000,000

RB Series 2006 (LIQ: Citibank, NA)	a	0.06%		04/07/15	38,260,000	38,260,000

						568,866,000

Indiana 1.5%
Gibson Cnty
Pollution Control RB (Toyota Motor Manufacturing) Series 1997		0.03%		04/07/15	10,000,000	10,000,000

Pollution Control RB (Toyota Motor Manufacturing) Series 1999A		0.03%		04/07/15	10,000,000	10,000,000

Pollution Control RB (Toyota Motor Manufacturing) Series 2000A		0.03%		04/07/15	10,000,000	10,000,000

Pollution Control RB (Toyota Motor Manufacturing) Series 2001B		0.03%		04/07/15	20,000,000	20,000,000

Pollution Control RB (Toyota Motor) Series 1998		0.03%		04/07/15	10,000,000	10,000,000

Indiana Finance Auth
Economic Development RB (IVC Industrial Coatings) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.07%		04/07/15	5,500,000	5,500,000

Health System RB (Sisters of St. Francis Health Services) Series 2009A (LIQ: Bank of America, NA)	a	0.05%		04/07/15	10,000,000	10,000,000

Health System RB (Sisters of St. Francis Health Services) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		04/07/15	10,730,000	10,730,000

Hospital RB (Indiana Univ Health) Series 2011C (LOC: Northern Trust Co)		0.01%		04/07/15	3,370,000	3,370,000

Midwestern Disaster Relief RB (Ohio Valley Electric Corp) Series 2012B (LOC: Sumitomo Mitsui Banking Corp)		0.03%		04/07/15	10,500,000	10,500,000

RB (Ascension Health) Series 2008E4		0.02%		04/07/15	1,300,000	1,300,000

RB (Indiana Univ Health) Series 2011L&M (GTY/LIQ: Royal Bank of Canada)	a	0.02%		04/07/15	8,300,000	8,300,000

Refunding & RB (Trinity Health) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	5,500,000	5,500,000

Revenue & Refunding Bonds (Trinity Health) Series 2009A & 2010B (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		04/07/15	16,750,000	16,750,000

Indiana Health & Educational Facility Financing Auth
RB (Ascension Health) Series 2006 (LIQ: US Bank, NA)	a	0.02%		04/07/15	15,400,000	15,400,000

Indiana Housing & Community Development Agency
S/F Mortgage RB Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.09%		04/07/15	2,210,000	2,210,000

Jasper Cnty
Economic Development RB (HGI Dairy) Series 2002 (LOC: AgriBank, FCB)		0.04%		04/07/15	5,275,000	5,275,000

Lafayette
Solid Waste Disposal RB (Tate & Lyle Ingredients) Series 2006 (LOC: Rabobank Nederland)		0.05%		04/07/15	24,200,000	24,200,000

Middlebury Schools Building Corp
First Mortgage Bonds Series 2006A (GTY/LIQ: US Bank, NA)	a	0.02%		04/07/15	10,075,000	10,075,000

Rockport
Pollution Control Refunding RB (American Electric Power) Series 1995A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.03%		04/07/15	8,500,000	8,500,000

St. Joseph Cnty
RB (Western Manor Apts) Series 1997C (LOC: Federal Home Loan Bank)		0.73%		04/07/15	1,940,000	1,940,000

						199,550,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Iowa 1.2%
Iowa Finance Auth
Health Facilities RB (UnityPoint Health) Series 2013B2 (LOC: MUFG Union Bank, NA)		0.02%		04/07/15	6,425,000	6,425,000

M/F Housing RB (Country Club Village) Series 2006 (LOC: Freddie Mac)		0.04%		04/07/15	10,530,000	10,530,000

Midwestern Disaster Area RB (Cargill) Series 2009A		0.05%		04/07/15	30,000,000	30,000,000

Midwestern Disaster Area RB (Cargill) Series 2009B		0.05%		04/07/15	25,000,000	25,000,000

Midwestern Disaster Area RB (Cargill) Series 2012A		0.04%		04/07/15	32,500,000	32,500,000

Midwestern Disaster Area RB (HF Chlor-Alkali) Series 2012 (LOC: US Bank, NA)		0.07%		04/07/15	25,000,000	25,000,000

Iowa Higher Education Loan Auth
Private College Facility RB (Univ of Dubuque) Series 2007 (LOC: Fifth Third Bank)		0.04%		04/01/15	7,970,000	7,970,000

Iowa State Board of Regents
Hospital RB Series SUI 2012 (LIQ: Royal Bank of Canada)	a	0.02%		04/07/15	21,000,000	21,000,000

						158,425,000

Kansas 0.3%
Kansas Department of Transportation
Highway Refunding RB Series 2014B1		0.11%	04/01/15	09/01/15	5,000,000	5,000,000

Kansas Development Finance Auth
M/F Housing RB (Springhill Apts) Series 2004B (LOC: Freddie Mac)		0.04%		04/07/15	9,285,000	9,285,000

RB (Sisters of Charity of Leavenworth Health System) Series 2010A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		04/07/15	12,715,000	12,715,000

Wichita
Airport Facility Refunding and Improvement RB (FlightSafety International) Series 1999II (GTY: Berkshire Hathaway, Inc)		0.03%		04/07/15	14,970,000	14,970,000

						41,970,000

Kentucky 0.9%
Carroll Cnty
Environmental Facilities Refunding RB (Kentucky Utilities) Series 2006B (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.03%		04/07/15	20,000,000	20,000,000

Solid Waste Disposal Revenue & Refunding RB (Celotex) Series 2000 (LOC: Bank of America, NA)		0.04%		04/07/15	15,790,000	15,790,000

Hopkins Cnty
Industrial Building RB (J-Lok Corp) Series 2007 (LOC: PNC Bank NA)		0.07%		04/07/15	2,750,000	2,750,000

Hopkinsville
Industrial Building RB (Riken Elastomers Corp) Series 2013A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.05%		04/07/15	5,000,000	5,000,000

Kenton Cnty Airport Board
Special Facilities RB (FlightSafety International) Series 2001A (GTY: Berkshire Hathaway, Inc)		0.03%		04/07/15	4,400,000	4,400,000

Kentucky Economic Development Finance Auth
Health Care Refunding RB (Christian Care Communities) Series 2007A (LOC: PNC Bank NA)		0.07%		04/07/15	13,925,000	13,925,000

Hospital RB (Baptist Healthcare System) Series 2009B2 (LOC: JPMorgan Chase Bank, NA)		0.03%		04/01/15	8,900,000	8,900,000

Hospital RB (Baptist Healthcare) Series 2009B3 (LOC: Branch Banking & Trust Co)		0.02%		04/07/15	1,000,000	1,000,000

Kentucky Higher Ed Student Loan Corp
RB Sr Series 2008A1 (LOC: State Street Bank & Trust Co NA)		0.03%		04/07/15	12,315,000	12,315,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB Sr Series 2008A2 (LOC: State Street Bank & Trust Co NA)		0.03%		04/07/15	12,425,000	12,425,000

Kentucky Housing Corp
Housing RB Series 2005B (LIQ: State Street Bank & Trust Co NA)		0.04%		04/07/15	4,275,000	4,275,000

Housing RB Series 2006I (LIQ: State Street Bank & Trust Co NA)		0.04%		04/07/15	12,800,000	12,800,000

M/F Housing RB (Highlands Court Apts) Series 2007 (LOC: PNC Bank NA)		0.06%		04/07/15	3,600,000	3,600,000

Richmond
IDRB (Mikron) Series 1995 (LOC: Bank of America, NA)		0.16%		04/07/15	600,000	600,000

						117,780,000

Louisiana 0.4%
Ascension Parish IDB
RB (BASF SE) Series 2009		0.04%		04/07/15	15,000,000	15,000,000

Louisiana
Gasoline & Fuels Tax RB Series 2006A (ESCROW/LIQ: Citibank, NA)	a	0.04%		04/07/15	6,665,000	6,665,000

Louisiana HFA
M/F Housing RB (Belmont Village Apts) Series 2009 (LOC: Freddie Mac)		0.02%		04/07/15	8,610,000	8,610,000

M/F Housing RB (Jefferson Lakes Apts) Series 2007 (LOC: Freddie Mac)		0.05%		04/07/15	14,900,000	14,900,000

M/F Housing RB (Lapalco Court Apts) Series 2007 (LOC: Fannie Mae)		0.05%		04/07/15	6,400,000	6,400,000

M/F Housing RB (Palmetto Apts) Series 2004 (LOC: Fannie Mae)		0.04%		04/07/15	2,840,000	2,840,000

						54,415,000

Maine 0.2%
Maine State Housing Auth
Mortgage Purchase Bonds Series 2008D (LIQ: Bank of New York Mellon)		0.03%		04/07/15	20,000,000	20,000,000

Maryland 0.5%
Anne Arundel Cnty
Consolidated Water & Sewer GO Bonds Series 2008 (LIQ: Branch Banking & Trust Co)	a	0.03%		04/07/15	13,565,000	13,565,000

Baltimore
Water RB Series 2013A (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	1,965,000	1,965,000

Maryland Community Development Administration
Housing RB Series 2006D&2007B (LIQ: Wells Fargo & Co)	a	0.03%		04/07/15	8,630,000	8,630,000

M/F Development RB (Ft. Washington Manor Sr Housing) Series 2005A (LOC: Citibank, NA)		0.04%		04/07/15	12,560,000	12,560,000

M/F Development RB (Shakespeare Park Apts) Series 2008B (LOC: Freddie Mac)		0.02%		04/07/15	7,200,000	7,200,000

Residential RB Series 2005E, 2006B,F,I&L, 2007D&H (LIQ: Credit Suisse AG)	a	0.02%		04/07/15	6,050,000	6,050,000

Maryland Industrial Development Financing Auth
Economic Development RB (Paul Reed Smith Guitars) Series 2008 (LOC: PNC Bank NA)		0.04%		04/07/15	8,870,000	8,870,000

Washington Suburban Sanitary District
GO BAN Series B (LIQ: State Street Bank & Trust Co NA)		0.02%		04/07/15	10,000,000	10,000,000

						68,840,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Massachusetts 1.1%
Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds Series 2007A1 (LIQ: Wells Fargo & Co)	a	0.03%		04/07/15	1,095,000	1,095,000

Sr Sales Tax Bonds Series 2010A	b	0.11%		10/27/15	9,210,000	9,210,000

Massachusetts Dept of Transportation
Sub RB (Contract Assistance Secured) Series 2010A6 (LIQ: Sumitomo Mitsui Banking Corp)		0.01%		04/07/15	3,000,000	3,000,000

Massachusetts Development Finance Agency
Assisted Living Facility RB (Whaler’s Cove) Series 2001A (LOC: US Bank, NA)		0.03%		04/07/15	11,000,000	11,000,000

First Mortgage RB (Brookhaven at Lexington) Series 2005B (LOC: Bank of America, NA)		0.10%		04/07/15	1,330,000	1,330,000

M/F Housing RB (Archstone Reading Apts) Series 2004A (LOC: Freddie Mac)		0.04%		04/07/15	12,560,000	12,560,000

RB (CIL Realty) Series 2011 (LOC: Manufacturers & Traders Trust Co)		0.02%		04/07/15	7,760,000	7,760,000

RB (Harvard Univ) Series 2010B2 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	1,000,000	1,000,000

Massachusetts Health & Educational Facilities Auth
RB (Amherst College) Series 2005I		0.02%		04/07/15	9,895,000	9,895,000

RB (Partners HealthCare) Series 2010J1 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	3,000,000	3,000,000

RB (UMass) Series 2007E&F (LIQ: US Bank, NA)	a	0.02%		04/07/15	14,815,000	14,815,000

Massachusetts HFA
Housing Bonds Series 2007A&C (LIQ: Citibank, NA)	a	0.07%		04/07/15	11,235,000	11,235,000

Housing Bonds Series 2010B (LIQ: Barclays Bank Plc)	a	0.05%		04/07/15	7,500,000	7,500,000

Housing Bonds Series 2010C (LIQ: Citibank, NA)	a	0.06%		04/07/15	6,200,000	6,200,000

Housing Bonds Series 2013F (LOC: TD Bank NA)		0.03%		04/07/15	13,430,000	13,430,000

Massachusetts School Building Auth
Dedicated Sales Tax Bonds Series 2007A (LIQ: Citibank, NA)	a	0.02%		04/07/15	2,330,000	2,330,000

Sr Dedicated Sales Tax Refunding Bonds Series 2012B (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	3,330,000	3,330,000

Univ of Massachusetts Building Auth
Facilities RB Sr Series 2008A (LIQ: Barclays Bank Plc)		0.02%		04/07/15	14,475,000	14,475,000

Refunding RB Sr Series 2011-2	b	0.11%		10/27/15	6,290,000	6,290,000

						139,455,000

Michigan 3.0%
Kent Hospital Finance Auth
Refunding RB (Spectrum Health) Series 2015A	b	0.10%		10/27/15	9,610,000	9,610,000

Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI3 (GTY/LIQ: Royal Bank of Canada)	a	0.02%		04/07/15	15,000,000	15,000,000

Student Loan Refunding RB Series 22A (LOC: State Street Bank & Trust Co NA)		0.03%		04/07/15	15,400,000	15,400,000

Michigan Housing Development Auth
Rental Housing RB Series 2000A (LIQ: JPMorgan Chase Bank, NA)		0.05%		04/07/15	37,000,000	37,000,000

Rental Housing RB Series 2005A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.09%		04/07/15	31,800,000	31,800,000

Rental Housing RB Series 2006D (LIQ: Bank of America, NA)	a	0.13%		04/07/15	2,880,000	2,880,000

Rental Housing RB Series 2006D (LIQ: Bank of America, NA)	a	0.14%		04/07/15	1,830,000	1,830,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Rental Housing RB Series 2007C (LIQ: JPMorgan Chase Bank, NA)		0.05%		04/07/15	32,065,000	32,065,000

Rental Housing RB Series 2008C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.07%		04/07/15	15,505,000	15,505,000

Rental Housing RB Series 2008D (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.07%		04/07/15	57,345,000	57,345,000

S/F Mortgage RB Series 2007E (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.07%		04/07/15	24,730,000	24,730,000

S/F Mortgage RB Series 2007F (LIQ: PNC Bank NA)	d	0.04%		04/07/15	77,095,000	77,095,000

Michigan Job Development Auth
Limited Obligation RB (Frankenmuth Bavarian Inn Motor Lodge) Series 1985 (LOC: Comerica Bank)		0.25%	04/01/15	04/07/15	7,100,000	7,100,000

Michigan State Strategic Fund
Limited Obligation RB (Mibelloon Dairy) Series 2006 (LOC: Wells Fargo Bank, NA)		0.05%		04/07/15	3,000,000	3,000,000

Limited Obligation RB (YMCA of Greater Grand Rapids) Series 2004 (LOC: Comerica Bank)		0.05%		04/07/15	11,515,000	11,515,000

Limited Obligation RB (YMCA of Greater Grand Rapids) Series 2005 (LOC: Comerica Bank)		0.05%		04/07/15	3,865,000	3,865,000

Michigan State Univ
General RB Series 2000A1 (LIQ: Royal Bank of Canada)		0.02%		04/07/15	2,500,000	2,500,000

General RB Series 2005 (LIQ: Royal Bank of Canada)		0.02%		04/07/15	2,500,000	2,500,000

Wayne Cnty Airport Auth
Airport RB (Detroit Metropolitan) Series 2005 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Credit Suisse AG)	a	0.07%		04/07/15	41,945,000	41,945,000

						392,685,000

Minnesota 0.7%
East Grand Forks
Solid Waste Disposal Refunding RB (American Crystal Sugar) Series 2009 (LOC: CoBank, ACB)		0.03%		04/07/15	19,350,000	19,350,000

Hennepin Cnty Housing & Redevelopment Auth
M/F Housing RB (City Apts at Loring Park) Series 2001 (LOC: Fannie Mae)		0.05%		04/07/15	9,250,000	9,250,000

M/F Housing Refunding RB (Stone Arch Apts) Series 2002 (LOC: Fannie Mae)		0.05%		04/07/15	2,800,000	2,800,000

Minnesota HFA
Rental Housing Bonds Series 2006B, 2006C1&2007A1 (LIQ: Wells Fargo & Co)	a	0.10%		04/07/15	9,755,000	9,755,000

Residential Housing Finance Bonds Series 2003B (LIQ: Royal Bank of Canada)		0.02%		04/07/15	5,100,000	5,100,000

Residential Housing Finance Bonds Series 2006G (LIQ: Citibank, NA)	a	0.08%		04/07/15	3,370,000	3,370,000

Residential Housing Finance Bonds Series 2009F (LIQ: Federal Home Loan Bank)		0.03%		04/07/15	6,085,000	6,085,000

Rochester
Health Care Facilities RB (Mayo Clinic) Series 2008B (LIQ: Northern Trust Co)		0.01%		04/07/15	1,000,000	1,000,000

St. Louis Park
M/F Housing Refunding RB (Urban Park Apts) Series 2010A (LOC: Wells Fargo Bank, NA)		0.07%		04/07/15	2,845,000	2,845,000

Western Minnesota Municipal Power Agency
Power Supply RB Series 2006A (GTY/LIQ: US Bank, NA)	a	0.02%		04/07/15	26,965,000	26,965,000

						86,520,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Mississippi 0.2%
Mississippi
GO Bonds Series 2007B (LIQ: State Street Bank & Trust Co NA)	a	0.02%		04/07/15	13,370,000	13,370,000

Mississippi Business Finance Corp
IDRB (Central Mississippi Baking Co) Series 2005 (LOC: Bank of America, NA)		0.16%		04/07/15	3,130,000	3,130,000

Mississippi Development Bank
Special Obligation Bonds Series 2012 (LIQ: Credit Suisse AG)	a	0.02%		04/07/15	3,200,000	3,200,000

Mississippi Home Corp
M/F Housing RB (Edgewood Manor Apts) Series 2008-2 (LOC: Freddie Mac)		0.05%		04/07/15	5,000,000	5,000,000

M/F Housing RB (William Bell Apts) Series 2008-1 (LOC: Fannie Mae)		0.04%		04/07/15	5,360,000	5,360,000

						30,060,000

Missouri 1.7%
Blue Springs IDA
M/F Housing RB (Autumn Place Apts) Series 2004 (LOC: Fannie Mae)		0.04%		04/07/15	7,800,000	7,800,000

Kansas City IDA
M/F Housing RB (Clay Terrace Apts) Series 2006 (LOC: Bank of America, NA)		0.09%		04/07/15	10,105,000	10,105,000

M/F Housing RB (Timberlane Village Apts) Series 1986 (LOC: Wells Fargo Bank, NA)		0.02%		04/07/15	18,400,000	18,400,000

Missouri Health & Educational Facilities Auth
Health Facilities RB (BJC Health) Series 2013B (LIQ: Royal Bank of Canada)	a	0.02%		04/07/15	16,000,000	16,000,000

Health Facilities RB (BJC Health) Series 2013C	b	0.09%		10/27/15	15,000,000	15,000,000

Health Facilities RB (Lutheran Sr Services) Series 2000 (LOC: Bank of America, NA)		0.02%		04/07/15	38,015,000	38,015,000

RB (Ascension Health) Series 2008C4		0.01%		04/07/15	10,450,000	10,450,000

St. Charles Cnty IDA
M/F Housing Refunding RB (Time Centre Apts) Series 2004A (LOC: Wells Fargo Bank, NA)		0.04%		04/07/15	15,600,000	15,600,000

M/F Housing Refunding RB (Time Centre Apts) Series 2004B (LOC: Wells Fargo Bank, NA)		0.04%		04/07/15	4,500,000	4,500,000

St. Charles Cnty Public Water Supply District No. 2
COP Series 2005 (LOC: Bank of America, NA)		0.04%		04/07/15	7,295,000	7,295,000

St. Louis IDA
IDRB (Kessler Container) Series 1997A (LOC: Bank of America, NA)		0.19%		04/07/15	800,000	800,000

M/F Housing RB (Black Forest Apts) Series 1997 (LOC: Fannie Mae)		0.04%		04/07/15	4,000,000	4,000,000

M/F Housing RB (General Grant Colonial Village Apts) Series 2003 (LOC: US Bank, NA)		0.04%		04/07/15	16,370,000	16,370,000

M/F Housing RB (Southwest Crossing) Series 2001 (LOC: Freddie Mac)		0.04%		04/07/15	9,500,000	9,500,000

M/F Housing RB (Whispering Lakes Apts) Series 1995 (LOC: Fannie Mae)		0.04%		04/07/15	7,435,000	7,435,000

M/F Housing Refunding RB (Merchandise Mart Apts) Series 2005A (LOC: Freddie Mac)		0.04%		04/07/15	20,475,000	20,475,000

M/F Housing Refunding RB (Pelican Cove) Series 2004 (LOC: Fannie Mae)		0.02%		04/07/15	18,000,000	18,000,000

Washington IDA
IDRB (Missourian Publishing) Series 2006A (LOC: US Bank, NA)		0.04%		04/07/15	5,995,000	5,995,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
IDRB (Pauwels Transformers) Series 1995 (LOC: HSBC Bank USA)		0.29%		04/07/15	300,000	300,000

						226,040,000

Nebraska 0.6%
Douglas Cnty Hospital Auth No.3
Health Facilities Refunding RB (Nebraska Methodist Health) Series 2008 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.04%		04/07/15	5,265,000	5,265,000

Nebraska Investment Finance Auth
M/F Housing Refunding RB (Pheasant Ridge Apts) Series 2008 (LOC: Freddie Mac)		0.04%		04/07/15	8,950,000	8,950,000

S/F Housing RB Series 2014B (LIQ: Federal Home Loan Bank)		0.04%		04/07/15	17,300,000	17,300,000

Omaha Public Power District
Electric System RB Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.03%		04/07/15	22,135,000	22,135,000

Univ of Nebraska
RB Series 2007 (LIQ: Deutsche Bank AG)	a	0.07%		04/07/15	7,530,000	7,530,000

Washington Cnty
IDRB (Cargill) Series 2010		0.05%		04/07/15	7,000,000	7,000,000

IDRB (Cargill) Series 2010B		0.05%		04/07/15	10,000,000	10,000,000

						78,180,000

Nevada 1.6%
Clark Cnty
Airport Passenger Facility Charge RB Series 2007A2 (GTY/LIQ: US Bank, NA)	a	0.02%		04/07/15	44,740,000	44,740,000

Airport System Sub Lien RB Series 2008A2 (LOC: State Street Bank & Trust Co NA)		0.03%		04/07/15	6,000,000	6,000,000

Airport System Sub Lien RB Series 2011B2 (LOC: Royal Bank of Canada)		0.02%		04/07/15	29,000,000	29,000,000

Economic Development Refunding RB (Bishop Gorman HS) Series 2011 (LOC: Bank of America, NA)		0.03%		04/07/15	9,860,000	9,860,000

IDRB (Southwest Gas Corp) Series 2009A (LOC: Bank of America, NA)		0.02%		04/07/15	11,500,000	11,500,000

Clark Cnty SD
LT GO Bonds Series 2006B (GTY/LIQ: State Street Bank & Trust Co NA)	a	0.02%		04/07/15	14,630,000	14,630,000

Las Vegas
RB (Andre Agassi Charitable Foundation) Series 2005 (LOC: Bank of America, NA)		0.04%		04/07/15	11,605,000	11,605,000

Nevada Housing Division
M/F Housing RB (Apache Pines Apts) Series 1999A (LOC: Fannie Mae)		0.04%		04/07/15	11,800,000	11,800,000

M/F Housing RB (Sierra Pointe Apts) Series 2005 (LOC: Fannie Mae)		0.04%		04/07/15	9,465,000	9,465,000

M/F Housing RB (St. Rose Seniors Apts) Series 2002A (LOC: Fannie Mae)		0.04%		04/07/15	14,770,000	14,770,000

Reno
Health Facility RB (Catholic Healthcare West) Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Credit Suisse AG)	a	0.02%		04/07/15	42,750,000	42,750,000

						206,120,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

New Hampshire 0.4%
New Hampshire Health & Education Facilities Auth
RB (Rivier College) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.03%		04/07/15	10,510,000	10,510,000

RB (St. Anselm College) Series 2008 (LOC: Federal Home Loan Bank)		0.02%		04/07/15	38,330,000	38,330,000

						48,840,000

New Jersey 1.1%
New Jersey Economic Development Auth
IDRB (Advanced Drainage Systems) Series 2007 (LOC: PNC Bank NA)		0.07%		04/07/15	3,545,000	3,545,000

RB (Marina Energy) Series 2006A (LOC: JPMorgan Chase Bank, NA)		0.06%		04/07/15	5,465,000	5,465,000

New Jersey Health Care Facilities Financing Auth
RB (Robert Wood Johnson Univ Hospital) Series 2014B (LOC: TD Bank NA)		0.01%		04/07/15	7,500,000	7,500,000

New Jersey Housing & Mortgage Finance Agency
M/F Housing RB 2013 Series 5 (LOC: Citibank, NA)		0.03%		04/07/15	35,190,000	35,190,000

S/F Housing RB Series 2005O (LIQ: Barclays Bank Plc)		0.03%		04/07/15	25,900,000	25,900,000

S/F Housing RB Series 2005Q (LIQ: Barclays Bank Plc)		0.03%		04/07/15	1,885,000	1,885,000

S/F Housing RB Series 2005R (LIQ: TD Bank NA)		0.03%		04/07/15	3,865,000	3,865,000

S/F Housing RB Series 2008BB (LIQ: TD Bank NA)		0.01%		04/07/15	11,300,000	11,300,000

S/F Housing RB Series 2008Z (LIQ: Royal Bank of Canada)		0.02%		04/07/15	36,475,000	36,475,000

Rutgers State Univ
GO Bonds Series 2013L (LIQ: Bank of America, NA)	a	0.03%		04/07/15	7,100,000	7,100,000

GO Bonds Series 2013L (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	1,250,000	1,250,000

						139,475,000

New Mexico 0.1%
Bernalillo Cnty
M/F Housing Refunding RB (Desert Willow Apts) Series 2008 (LOC: US Bank, NA)		0.12%		04/07/15	7,500,000	7,500,000

New York 6.6%
Monroe Security & Safety Systems Local Development Corp
RB Series 2010 (LOC: Manufacturers & Traders Trust Co)		0.02%		04/07/15	36,940,000	36,940,000

Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2008B (LIQ: Sumitomo Mitsui Banking Corp)		0.02%		04/07/15	38,890,000	38,890,000

Sales Tax Secured Bonds Series 2008D1 (LIQ: Bank of New York Mellon)		0.02%		04/07/15	10,995,000	10,995,000

New Rochelle IDA
IDRB (West End Phase I) Series 2006 (LOC: Citibank, NA)		0.16%		04/07/15	3,935,000	3,935,000

New York City
GO Bonds Fiscal 1994 Series A6 (LOC: Landesbank Hessen-Thuringen Girozentrale)		0.03%		04/07/15	300,000	300,000

GO Bonds Fiscal 1994 Series A7 (LOC: JPMorgan Chase Bank, NA)		0.03%		04/01/15	1,600,000	1,600,000

GO Bonds Fiscal 2004 Series H1 (LOC: Bank of New York Mellon)		0.01%		04/01/15	890,000	890,000

GO Bonds Fiscal 2004 Series H2 (LOC: California Public Employees’ Retirement System)		0.02%		04/07/15	5,000,000	5,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Bonds Fiscal 2004 Series H3 (LOC: California Public Employees’ Retirement System)		0.02%		04/07/15	5,000,000	5,000,000

GO Bonds Fiscal 2006 Series I8 (LIQ: State Street Bank & Trust Co NA)		0.03%		04/01/15	3,165,000	3,165,000

GO Bonds Fiscal 2009 Series H1 (LIQ: Citibank, NA)	a	0.02%		04/07/15	5,000,000	5,000,000

GO Bonds Fiscal 2014 Series A1 (LIQ: Barclays Bank Plc)	a	0.03%		04/07/15	5,315,000	5,315,000

GO Bonds Fiscal 2014 Series I1 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	2,500,000	2,500,000

GO Bonds Fiscal 2015 Series B (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	890,000	890,000

New York City Capital Resource Corp
RB Series 2008B1 (LOC: Bank of America, NA)		0.10%		04/07/15	23,030,000	23,030,000

New York City Housing Development Corp
M/F Housing RB Series 2009C1 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	2,625,000	2,625,000

M/F Housing RB Series 2013E2 (LIQ: JPMorgan Chase Bank, NA)		0.03%		04/07/15	25,670,000	25,670,000

M/F Housing RB Series 2014C3 (LIQ: TD Bank NA)		0.01%		04/07/15	9,200,000	9,200,000

M/F Mortgage RB (Boricua Village Apts) Series 2007A (LOC: Citibank, NA)		0.04%		04/07/15	4,250,000	4,250,000

M/F Mortgage RB (Parkview Apts) Series 2004A (LOC: Citibank, NA)		0.05%		04/07/15	5,935,000	5,935,000

M/F Mortgage RB (Rev Ruben Diaz Gardens Apts) Series 2006A (LOC: Freddie Mac)		0.03%		04/07/15	4,000,000	4,000,000

M/F Mortgage RB (White Plains Courtyard Apts) Series 2005A (LOC: Freddie Mac)		0.03%		04/07/15	2,000,000	2,000,000

New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2006 Series AA1B (LIQ: Cal St Teachers Retirement Sys)		0.02%		04/01/15	2,915,000	2,915,000

Water & Sewer System RB Fiscal 2008 Series A (LIQ: Branch Banking & Trust Co)	a	0.02%		04/07/15	9,900,000	9,900,000

Water & Sewer System RB Fiscal 2009 Series AA (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	7,295,000	7,295,000

Water & Sewer System RB Fiscal 2011 Series EE (LIQ: Deutsche Bank AG)	a	0.12%		04/07/15	6,875,000	6,875,000

Water & Sewer System RB Fiscal 2013 Series CC (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	2,500,000	2,500,000

Water & Sewer System Second General Resolution RB Fiscal 2012 Series FF (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	1,905,000	1,905,000

Water & Sewer System Second General Resolution RB Fiscal 2013 Series BB (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	2,250,000	2,250,000

New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S1 (LIQ: Citibank, NA)	a	0.03%		04/07/15	23,180,000	23,180,000

Building Aid RB Fiscal 2012 Series S1A (LIQ: Citibank, NA)	a	0.03%		04/07/15	5,625,000	5,625,000

Building Aid RB Fiscal 2013 Series S1 (LIQ: Citibank, NA)	a	0.03%		04/07/15	6,250,000	6,250,000

Future Tax Secured Refunding Sr Bonds Fiscal 2003 Series A4 (LIQ: TD Bank NA)		0.02%		04/01/15	29,580,000	29,580,000

Future Tax Secured Sub Bonds Fiscal 2012 Series E1 (LIQ: Citibank, NA)	a	0.03%		04/07/15	5,000,000	5,000,000

Future Tax Secured Sub Bonds Fiscal 2013 Series B (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	3,125,000	3,125,000

Future Tax Secured Sub Bonds Fiscal 2014 Series A1 (LIQ: Royal Bank of Canada)	a	0.02%		04/07/15	6,300,000	6,300,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
New York State Dormitory Auth
RB (Royal Charter Properties-East) Series 2006A (LOC: Fannie Mae)		0.01%		04/07/15	13,000,000	13,000,000

RB (Univ of Rochester) Series 2003C (LOC: JPMorgan Chase Bank, NA)		0.02%		04/07/15	600,000	600,000

State Personal Income Tax RB Series 2006C (ESCROW/LIQ: Citibank, NA)	a	0.03%		04/07/15	7,680,000	7,680,000

State Personal Income Tax RB Series 2006D (ESCROW/LIQ: Citibank, NA)	a	0.02%		04/07/15	10,500,000	10,500,000

State Personal Income Tax RB Series 2011C (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	4,200,000	4,200,000

State Personal Income Tax RB Series 2014C (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	14,000,000	14,000,000

New York State Energy Research & Development Auth
Facilities RB (Consolidated Edison) Series 2005A3 (LOC: Mizuho Bank Ltd)		0.02%		04/07/15	9,100,000	9,100,000

New York State Environmental Facilities Corp
Solid Waste Disposal RB (Waste Management) Series 2002B (LOC: JPMorgan Chase Bank, NA)		0.06%		04/07/15	24,800,000	24,800,000

New York State HFA
Housing RB (10 Liberty St) Series 2003A (LOC: Freddie Mac)		0.02%		04/07/15	24,500,000	24,500,000

Housing RB (1501 Lexington Ave) Series 2000A (LOC: Fannie Mae)		0.03%		04/07/15	26,600,000	26,600,000

Housing RB (175 West 60th St) Series 2014A1 (LOC: Manufacturers & Traders Trust Co)		0.01%		04/07/15	2,100,000	2,100,000

Housing RB (345 E 94th St) Series 1998A (LOC: Freddie Mac)		0.02%		04/07/15	10,300,000	10,300,000

Housing RB (388 Bridge St) Series 2012A (LOC: Manufacturers & Traders Trust Co)		0.02%		04/07/15	15,040,000	15,040,000

Housing RB (600 W 42nd St) Series 2008A (LOC: Fannie Mae)		0.03%		04/07/15	2,000,000	2,000,000

Housing RB (606 W 57th St) Series 2014A (LOC: Wells Fargo Bank, NA)		0.02%		04/07/15	3,000,000	3,000,000

Housing RB (Biltmore Tower) Series 2002A (LOC: Fannie Mae)		0.03%		04/07/15	65,000,000	65,000,000

Housing RB (Ocean Park Apts) Series 2005A (LOC: Fannie Mae)		0.03%		04/07/15	28,400,000	28,400,000

Housing RB (Related 205 E 92nd St) Series 2014A (LOC: Wells Fargo Bank, NA)		0.01%		04/07/15	730,000	730,000

Housing RB (Related W30th St) Series 2013A (LOC: Wells Fargo Bank, NA)		0.02%		04/07/15	4,105,000	4,105,000

Housing RB (Tribeca Landing) Series 1997A (LOC: Fannie Mae)		0.03%		04/07/15	53,000,000	53,000,000

New York State Mortgage Agency
Homeowner Mortgage RB Series 115 (LIQ: JPMorgan Chase Bank, NA)		0.03%		04/07/15	35,000,000	35,000,000

Homeowner Mortgage RB Series 125 (LIQ: Royal Bank of Canada)		0.03%		04/07/15	17,700,000	17,700,000

Homeowner Mortgage RB Series 132 (LIQ: Royal Bank of Canada)		0.04%		04/01/15	4,900,000	4,900,000

Homeowner Mortgage RB Series 144 (LIQ: JPMorgan Chase Bank, NA)		0.03%		04/01/15	7,400,000	7,400,000

Homeowner Mortgage RB Series 147 (LIQ: JPMorgan Chase Bank, NA)		0.03%		04/07/15	15,800,000	15,800,000

Homeowner Mortgage RB Series 153 (LIQ: Barclays Bank Plc)		0.03%		04/07/15	9,200,000	9,200,000

New York State Urban Development Corp
State Personal Income Tax RB Series 2004A3A (LIQ: JPMorgan Chase Bank, NA)		0.03%		04/07/15	1,605,000	1,605,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
State Personal Income Tax RB Series 2004A3D (LIQ: JPMorgan Chase Bank, NA)		0.03%		04/07/15	10,500,000	10,500,000

State Personal Income Tax RB Series 2013A1 (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	5,800,000	5,800,000

State Personal Income Tax RB Series 2013C (LIQ: State Street Bank & Trust Co NA)	a	0.02%		04/07/15	8,000,000	8,000,000

Port Auth of New York & New Jersey
Consolidated Bonds 141st Series (LIQ: Wells Fargo & Co)	a	0.03%		04/07/15	18,865,000	18,865,000

Consolidated Bonds 143rd Series (LIQ: Toronto-Dominion Bank)	a	0.05%		04/07/15	7,875,000	7,875,000

Consolidated Bonds 147th Series (LIQ: Citibank, NA)	a	0.06%		04/07/15	36,820,000	36,820,000

Consolidated Bonds 151st Series (LIQ: Deutsche Bank AG)	a	0.09%		04/07/15	6,600,000	6,600,000

Consolidated Bonds 152nd Series (LIQ: Deutsche Bank AG)	a	0.09%		04/07/15	17,780,000	17,780,000

Consolidated Bonds 152nd Series (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		04/07/15	5,555,000	5,555,000

Consolidated Bonds 152nd Series (LIQ: Toronto-Dominion Bank)	a	0.05%		04/07/15	7,505,000	7,505,000

Consolidated Bonds 169th Series (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		04/07/15	6,440,000	6,440,000

Consolidated Bonds 172nd Series (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		04/07/15	3,080,000	3,080,000

Consolidated Bonds 177th Series (LIQ: Credit Suisse AG)	a	0.02%		04/07/15	1,665,000	1,665,000

Consolidated Bonds 178th Series (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		04/07/15	1,660,000	1,660,000

Consolidated Bonds 185th Series (LIQ: Citibank, NA)	a	0.06%		04/07/15	2,050,000	2,050,000

						860,285,000

North Carolina 0.5%
Charlotte
COP Series 2003F (LIQ: Bank of America, NA)		0.03%		04/07/15	11,485,000	11,485,000

Mecklenburg Cnty
GO Refunding Bonds Series 2009D	b	0.12%		10/27/15	17,950,000	17,950,000

North Carolina
Limited Obligation Refunding Bonds Series 2014C (LIQ: Citibank, NA)	a	0.03%		04/07/15	2,800,000	2,800,000

North Carolina Capital Facilities Finance Agency
Recreational Facilities RB (YMCA of Greater Charlotte) Series 2007A (LOC: Branch Banking & Trust Co)		0.02%		04/07/15	4,430,000	4,430,000

North Carolina Infrastructure Finance Corp
COP Series 2007A (LIQ: Wells Fargo & Co)	a	0.02%		04/07/15	19,000,000	19,000,000

North Carolina Medical Care Commission
Hospital Refunding RB (Cone Health) Series 2011B	b	0.14%		10/27/15	7,000,000	7,000,000

North Carolina Ports Auth
Exempt Facility RB (Wilmington Bulk) Series 2001A (LOC: Branch Banking & Trust Co)		0.08%		04/07/15	1,460,000	1,460,000

Piedmont Triad Airport Auth
Airport RB Series 2008B (LOC: Branch Banking & Trust Co)		0.06%		04/07/15	2,365,000	2,365,000

						66,490,000

North Dakota 0.4%
North Dakota HFA
Home Mortgage Finance Program Series 2005C (LIQ: Federal Home Loan Bank)		0.03%		04/07/15	12,000,000	12,000,000

Home Mortgage Finance Program Series 2009B (LIQ: Federal Home Loan Bank)		0.03%		04/07/15	38,145,000	38,145,000

						50,145,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Ohio 1.3%
Columbus Regional Airport Auth
Airport Development RB (Flightsafety) Series 2015A (GTY: Berkshire Hathaway, Inc)		0.02%		04/07/15	8,100,000	8,100,000

Airport Development RB (Flightsafety) Series 2015B (GTY: Berkshire Hathaway, Inc)		0.02%		04/07/15	4,500,000	4,500,000

Franklin Cnty
RB (OhioHealth) Series 2011C		0.05%	04/02/15	06/03/15	12,800,000	12,800,000

RB (Trinity Health) Series 2013-OH	b	0.09%		10/27/15	15,480,000	15,480,000

Marion Cnty
M/F Housing RB (Avalon Lakes) Series 2006 (LOC: Federal Home Loan Bank)		0.04%		04/07/15	5,215,000	5,215,000

Northeast Ohio Regional Sewer District
Wastewater RB Series 2013 (LIQ: State Street Bank & Trust Co NA)	a	0.03%		04/07/15	5,000,000	5,000,000

Ohio
GO Bonds Series 2006B		0.02%		04/07/15	20,620,000	20,620,000

Hospital Refunding RB (Cleveland Clinic) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	2,000,000	2,000,000

Ohio HFA
Residential Mortgage RB Series 2007B (LIQ: JPMorgan Chase Bank, NA)		0.05%		04/07/15	47,395,000	47,395,000

Residential Mortgage RB Series 2007E (LIQ: JPMorgan Chase Bank, NA)		0.05%		04/07/15	25,245,000	25,245,000

Ohio State Air Quality Development Auth
Exempt Facilities RB (Andersons Marathon Ethanol) Series 2007 (LOC: CoBank, ACB)		0.05%		04/07/15	20,000,000	20,000,000

						166,355,000

Oklahoma 0.4%
Oklahoma Turnpike Auth
Second Sr Refunding RB Series 2006B (GTY/LIQ: Royal Bank of Canada)	a	0.02%		04/07/15	53,130,000	53,130,000

Oregon 0.9%
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: MUFG Union Bank, NA)		0.03%		04/07/15	2,740,000	2,740,000

Oregon Housing & Community Services Dept
S/F Mortgage RB Series 2005F (LIQ: State Street Bank & Trust Co NA)		0.03%		04/07/15	14,885,000	14,885,000

S/F Mortgage RB Series 2007E (LIQ: JPMorgan Chase Bank, NA)		0.06%		04/07/15	30,000,000	30,000,000

S/F Mortgage RB Series 2007H (LIQ: JPMorgan Chase Bank, NA)		0.06%		04/07/15	30,000,000	30,000,000

S/F Mortgage RB Series 2008C (LIQ: JPMorgan Chase Bank, NA)		0.06%		04/07/15	35,000,000	35,000,000

Portland CCD
GO Bonds Series 2013 (LIQ: Credit Suisse AG)	a	0.02%		04/07/15	3,835,000	3,835,000

						116,460,000

Pennsylvania 2.3%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010B1&B2 (GTY/LIQ: Royal Bank of Canada)	a	0.02%		04/07/15	10,990,000	10,990,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Univ of Pittsburgh Medical Center) Series 2010C (GTY/LIQ: Royal Bank of Canada)	a	0.02%	04/02/15	04/07/15	7,995,000	7,995,000

Butler Cnty IDA
RB (Butler Cnty Family YMCA) Series 2005 (LOC: PNC Bank NA)		0.04%		04/07/15	4,720,000	4,720,000

Cumberland Cnty Municipal Auth
RB (Diakon Lutheran Social Ministries) Series 2014B (LOC: Manufacturers & Traders Trust Co)		0.02%		04/07/15	7,335,000	7,335,000

Dallastown Area SD
GO Notes Series 2015		1.25%		04/15/16	7,845,000	7,920,386

Delaware Cnty IDA
Water Facilities RB (Aqua Pennsylvania) Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.05%		04/07/15	9,635,000	9,635,000

Geisinger Auth
Health System RB (Geisinger Health) Series 2013B		0.02%		04/01/15	2,300,000	2,300,000

Montgomery Cnty Redevelopment Auth
M/F Housing RB (Kingswood Apts) Series 2001A (LOC: Fannie Mae)		0.02%		04/07/15	7,710,000	7,710,000

North Hampton Cnty
RB (Binney & Smith) Series 1997B (LOC: JPMorgan Chase Bank, NA)		0.32%		04/07/15	430,000	430,000

Pennsylvania
GO Bonds Second Series 2007A (LIQ: Branch Banking & Trust Co)	a	0.03%		04/07/15	5,000,000	5,000,000

GO Refunding Bonds First Series 2014 (LIQ: JP Morgan Securities, LLC)	a	0.03%		04/01/15	5,970,000	5,970,000

Pennsylvania HFA
S/F Mortgage RB Series 2002-75A (LIQ: Royal Bank of Canada)		0.03%		04/07/15	13,965,000	13,965,000

S/F Mortgage RB Series 2003-77B (LIQ: Royal Bank of Canada)		0.03%		04/07/15	19,900,000	19,900,000

S/F Mortgage RB Series 2003-79B (LIQ: Royal Bank of Canada)		0.03%		04/07/15	25,580,000	25,580,000

S/F Mortgage RB Series 2004-102C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.03%		04/07/15	10,000,000	10,000,000

S/F Mortgage RB Series 2004-81C (LIQ: Royal Bank of Canada)		0.03%		04/07/15	9,360,000	9,360,000

S/F Mortgage RB Series 2004-85B (LIQ: TD Bank NA)		0.03%		04/07/15	1,320,000	1,320,000

S/F Mortgage RB Series 2005-88B (LIQ: TD Bank NA)		0.03%		04/07/15	17,920,000	17,920,000

S/F Mortgage RB Series 2005-88C (LIQ: TD Bank NA)		0.03%		04/07/15	16,720,000	16,720,000

S/F Mortgage RB Series 2005-91B (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.03%		04/07/15	26,100,000	26,100,000

S/F Mortgage RB Series 2006-93,94&95A, 2007-97&98A (LIQ: Morgan Stanley Bank NA)	a	0.09%		04/07/15	1,278,639	1,278,639

S/F Mortgage RB Series 2006-93B (LIQ: Sumitomo Mitsui Banking Corp)		0.03%		04/07/15	31,155,000	31,155,000

S/F Mortgage RB Series 2006-94B (LIQ: TD Bank NA)		0.03%		04/07/15	21,435,000	21,435,000

S/F Mortgage RB Series 2007-100C (LIQ: Sumitomo Mitsui Banking Corp)		0.03%		04/07/15	22,935,000	22,935,000

S/F Mortgage RB Series 2013-115A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/15	500,000	500,000

Philadelphia
Airport Refunding RB Series 2005C2 (LOC: Royal Bank of Canada)		0.04%		04/07/15	15,550,000	15,550,000

Philadelphia IDA
Healthcare RB (Greater Philadelphia Health Action) Series 2008 (LOC: Bank of America, NA)		0.09%		04/07/15	1,920,000	1,920,000

						305,644,025

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Rhode Island 0.1%
Rhode Island Housing & Mortgage Finance Corp
Homeownership Opportunity Bonds Series 56A (LIQ: Citibank, NA)	a	0.07%		04/07/15	7,280,000	7,280,000

Homeownership Opportunity Bonds Series 56A (LIQ: Morgan Stanley Bank NA)	a	0.09%		04/07/15	5,670,000	5,670,000

						12,950,000

South Carolina 0.5%
Charleston Educational Excellence Financing Corporation
Installment Purchase Refunding RB Series 2013B (LIQ: Credit Suisse AG)	a	0.02%		04/07/15	575,000	575,000

South Carolina Jobs Economic Development Auth
IRB (South Carolina Electric & Gas) Series 2008 (LOC: TD Bank NA)		0.03%		04/07/15	6,935,000	6,935,000

IRB (South Carolina Generating) Series 2008 (LOC: TD Bank NA)		0.03%		04/07/15	9,200,000	9,200,000

RB (Holcim) Series 2003 (LOC: Comerica Bank)		0.07%		04/07/15	25,000,000	25,000,000

South Carolina Transportation Infrastructure Bank
RB Series 2007A (GTY/LIQ: US Bank, NA)	a	0.02%		04/07/15	25,045,000	25,045,000

						66,755,000

South Dakota 1.0%
South Dakota Housing Development Auth
Homeownership Mortgage Bonds Series 2006C (LIQ: Federal Home Loan Bank)		0.03%		04/07/15	45,000,000	45,000,000

Homeownership Mortgage Bonds Series 2007I (LIQ: Federal Home Loan Bank)		0.03%		04/07/15	18,000,000	18,000,000

Homeownership Mortgage Bonds Series 2008C (LIQ: Federal Home Loan Bank)		0.03%		04/07/15	50,000,000	50,000,000

M/F Housing RB (Harmony Heights) Series 2001 (LOC: Fannie Mae)		0.05%		04/07/15	6,500,000	6,500,000

South Dakota Value Added Finance Auth
Solid Waste Disposal RB (Lincoln Land) Series 2014 (LOC: AgriBank, FCB)		0.05%		04/07/15	5,500,000	5,500,000

						125,000,000

Tennessee 0.7%
Blount Cnty Public Building Auth
Local Government Series E5B (LOC: Branch Banking & Trust Co)		0.02%		04/07/15	6,135,000	6,135,000

Chattanooga IDB
Lease Rental Refunding RB Series 2007 (LIQ: Royal Bank of Canada)	a	0.04%		04/07/15	7,000,000	7,000,000

Clarksville Public Building Auth
Pooled Financing RB (Tennessee Municipal Bond Fund) Series 1997 (LOC: Bank of America, NA)		0.06%		04/07/15	1,400,000	1,400,000

Pooled Financing RB (Tennessee Municipal Bond Fund) Series 1999 (LOC: Bank of America, NA)		0.06%		04/07/15	5,045,000	5,045,000

Grundy Cnty IDB
Limited Obligation RB (Toyo Seat USA) Series 2001 (LOC: Comerica Bank)		0.12%		04/07/15	900,000	900,000

Jackson Health, Educational & Housing Facility Board
M/F Housing RB (Patrician Terrace Apts) Series 2005 (LOC: Fannie Mae)		0.03%		04/07/15	2,100,000	2,100,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Memphis & Shelby Cnty Sports Auth
Refunding RB (Memphis Arena) Series 2007C&D (GTY/LIQ: State Street Bank & Trust Co NA)	a	0.02%		04/07/15	12,795,000	12,795,000

Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
M/F Housing RB (Burning Tree Apts) Series 2005 (LOC: Fannie Mae)		0.04%		04/07/15	7,420,000	7,420,000

M/F Housing RB (Weatherly Ridge Apts) Series 2006A (LOC: US Bank, NA)		0.04%		04/07/15	5,000,000	5,000,000

M/F Housing Refunding RB (Brentwood Oaks Apts) Series 1991 (LOC: Fannie Mae)		0.02%		04/07/15	11,320,000	11,320,000

Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1995 (LOC: Bank of America, NA)	a	0.06%		04/07/15	820,000	820,000

Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1997 (LOC: Bank of America, NA)		0.06%		04/07/15	16,160,000	16,160,000

Sevier Cnty Public Building Auth
Public Improvement Bonds Series VA1 (LOC: Branch Banking & Trust Co)		0.08%		04/07/15	11,140,000	11,140,000

Shelby Cnty Health, Educational & Housing Facilities Board
RB (Methodist Healthcare) Series 2004B (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.05%		04/07/15	7,495,000	7,495,000

						94,730,000

Texas 9.2%
Alamo CCD
LT Refunding Bonds Series 2012 (LIQ: Credit Suisse AG)	a	0.02%		04/07/15	6,670,000	6,670,000

Calhoun Cnty Navigation District
Environmental Facilities RB (Formosa Plastics) Series 2006 (LOC: Bank of America, NA)		0.05%		04/07/15	28,500,000	28,500,000

Solid Waste Disposal RB (Formosa Plastics) Series 2000 (LOC: JPMorgan Chase Bank, NA)		0.06%		04/07/15	12,500,000	12,500,000

Calhoun Cnty Navigation IDA
Port RB (Formosa Plastics) Series 2011C (LOC: Sumitomo Mitsui Banking Corp)		0.03%		04/07/15	27,500,000	27,500,000

Calhoun Port Auth
Environmental Facilities RB (Formosa Plastics) Series 2011B (LOC: Sumitomo Mitsui Banking Corp)		0.03%		04/07/15	45,000,000	45,000,000

Port RB (Formosa Plastics Corp) Series 2011A (LOC: Sumitomo Mitsui Banking Corp)		0.03%		04/07/15	32,300,000	32,300,000

Capital IDC
Solid Waste Disposal RB (Texas Disposal Systems) Series 2001 (LOC: MUFG Union Bank, NA)		0.06%		04/07/15	7,930,000	7,930,000

Clear Creek ISD
ULT GO Refunding Bonds Series 2008A (GTY: TX Permanent School Fund /LIQ: Bank of America, NA)	a	0.07%		04/07/15	5,000,000	5,000,000

Collin Cnty HFA
M/F Housing RB (Huntington Apts) Series 1996 (LOC: Northern Trust Co)		0.02%		04/07/15	12,305,000	12,305,000

Dallam Cnty IDC
Economic Development RB (Hillmar Cheese) Series 2010 (LOC: CoBank, ACB)		0.02%		04/07/15	20,000,000	20,000,000

Economic Development Refunding RB (Hilmar Cheese) Series 2009 (LOC: CoBank, ACB)		0.02%		04/07/15	24,500,000	24,500,000

Dallas Area Rapid Transit
Sr Lien Sales Tax RB Series 2008 (LIQ: Citibank, NA)	a	0.03%		04/07/15	11,440,000	11,440,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Grand Parkway Transportation Corp
Sub Tier Toll RB Series 2013B (LIQ: Bank of America, NA)	a	0.03%		04/07/15	11,000,000	11,000,000

Sub Tier Toll RB Series 2013B (LIQ: State Street Bank & Trust Co NA)	a	0.03%		04/07/15	35,600,000	35,600,000

Greater East Texas Higher Education Auth
Student Loan RB Series 1992B (LOC: State Street Bank & Trust Co NA)		0.04%		04/07/15	35,200,000	35,200,000

Student Loan RB Series 1993B (LOC: State Street Bank & Trust Co NA)		0.04%		04/07/15	32,000,000	32,000,000

Student Loan RB Series 1995B (LOC: State Street Bank & Trust Co NA)		0.04%		04/07/15	36,000,000	36,000,000

Greater Texas Student Loan Corp
Student Loan RB Series 1998A (LOC: State Street Bank & Trust Co NA)		0.04%		04/07/15	35,000,000	35,000,000

Student Loan RB Series 2000A (LOC: State Street Bank & Trust Co NA)		0.04%		04/07/15	35,000,000	35,000,000

Hale Cnty IDC
Economic Development RB (Silverado Texas Developments) Series 2008 (LOC: Rabobank Nederland)		0.05%		04/07/15	5,400,000	5,400,000

IDRB (Struikmans Ramona) Series 2003 (LOC: Rabobank Nederland)		0.05%		04/07/15	3,000,000	3,000,000

IDRB (White River Ranch) Series 2004 (LOC: Wells Fargo Bank, NA)		0.05%		04/07/15	4,000,000	4,000,000

Harris Cnty Cultural Education Facilities Finance Corp
Hospital RB (Memorial Hermann Health) Series 2014C		0.01%		04/07/15	12,805,000	12,805,000

Hospital RB (Memorial Hermann Health) Series 2014D.		0.01%		04/07/15	200,000	200,000

Hospital Refunding RB (Memorial Hermann Healthcare) Series 2010B (GTY/LIQ: Royal Bank of Canada)	a	0.02%		04/07/15	11,000,000	11,000,000

Harris Cnty Housing Finance Corp
M/F Housing RB (Baypointe Apts) Series 2006 (LOC: Citibank, NA)		0.04%		04/07/15	12,115,000	12,115,000

M/F Housing RB (Dominion Square Apts) Series 2000 (LOC: PNC Bank NA)		0.11%		04/07/15	2,825,000	2,825,000

M/F Housing RB (Village At Cornerstone Apts) Series 2004 (LOC: Fannie Mae)		0.04%		04/07/15	7,415,000	7,415,000

Houston
Water & Sewer System First Lien Refunding RB Series 2004A&2007B (LIQ: Deutsche Bank AG)	a	0.15%		04/07/15	6,170,000	6,170,000

Water & Sewer System Jr Lien Refunding RB Series 1998A (GTY/LIQ: Wells Fargo & Co)	a	0.02%		04/07/15	18,330,000	18,330,000

Houston ISD
LT GO Bonds Series 2008 (GTY: TX Permanent School Fund /LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	4,995,000	4,995,000

Houston Port Auth
ULT GO Refunding Bonds Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.06%		04/07/15	12,610,000	12,610,000

Lavaca-Navidad River Auth
Water Contract RB (Formosa Plastics) Series 1990 (LOC: Bank of America, NA)		0.05%		04/07/15	13,600,000	13,600,000

Leander ISD
ULT GO & Refunding Bonds Series 2008 (GTY: TX Permanent School Fund /LIQ: Citibank, NA)	a	0.03%		04/07/15	4,950,000	4,950,000

North Central Texas Health Facilities Development Corp
Hospital RB (Children’s Medical Center of Dallas) Series 2009 (LIQ: Toronto-Dominion Bank)	a	0.03%		04/07/15	8,500,000	8,500,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
North East ISD
ULT GO Bonds Series 2007A (GTY: TX Permanent School Fund /LIQ: US Bank, NA)	a	0.02%		04/07/15	10,460,000	10,460,000

North Texas Municipal Water District
Water System RB Series 2008 (LIQ: Bank of America, NA)	a	0.04%		04/07/15	10,000,000	10,000,000

North Texas Tollway Auth
Refunding RB Series 2008 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	6,000,000	6,000,000

System RB Series 2011A (LIQ: Citibank, NA)	a	0.03%		04/07/15	7,715,000	7,715,000

System RB Series 2011A (LIQ: Citibank, NA)	a	0.05%		04/07/15	9,940,000	9,940,000

Port Arthur Navigation District IDC
Exempt Facilities RB (Total Petrochemicals & Refining USA) Series 2012A		0.03%		04/07/15	30,000,000	30,000,000

Exempt Facilities RB (Total Petrochemicals & Refining USA) Series 2012B		0.03%		04/07/15	15,000,000	15,000,000

RB (TOTAL Petrochemicals USA) Series 2011		0.03%		04/07/15	17,000,000	17,000,000

Round Rock ISD
ULT GO Bonds Series 2007 (GTY: TX Permanent School Fund /LIQ: Wells Fargo & Co)	a	0.04%		04/07/15	11,610,000	11,610,000

San Antonio
Electric & Gas Systems Refunding RB New Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	5,000,000	5,000,000

Tax & Revenue COP Series 2006 (LIQ: Wells Fargo & Co)	a	0.08%		04/07/15	162,000	162,000

Water System Refunding RB Series 2005 (LIQ: Citibank, NA)	a	0.02%		04/07/15	23,000,000	23,000,000

Water System Refunding RB Series 2005 (LIQ: Citibank, NA)	a	0.02%		04/07/15	18,555,000	18,555,000

San Antonio Public Facilities Corp
Lease & Refunding RB Series 2012 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	10,705,000	10,705,000

Lease Refunding RB Series 2012 (LIQ: State Street Bank & Trust Co NA)	a	0.02%		04/07/15	10,000,000	10,000,000

Southeast Housing Finance Corp
M/F Housing RB (Piedmont Apts) Series 2006 (LOC: Fannie Mae)		0.04%		04/07/15	13,135,000	13,135,000

Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Texas Health Resources) Series 2008B		0.04%		04/07/15	31,285,000	31,285,000

Refunding RB (Texas Health Resources) Series 2007A (LIQ: Bank of America, NA)	a	0.12%		04/07/15	1,125,000	1,125,000

Refunding RB (Texas Health Resources) Series 2007A (LIQ: Morgan Stanley Bank NA)	a	0.07%		04/07/15	51,720,000	51,720,000

Texas Health Resources System Refunding RB Series 2007A (LIQ: Morgan Stanley Bank NA)	a	0.07%		04/07/15	9,875,000	9,875,000

Texas
GO Bonds (Veterans’ Housing Assistance Program-Fund II) Series 2008A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.04%		04/07/15	36,695,000	36,695,000

GO Bonds Series 1994A1 (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.03%		04/07/15	5,000,000	5,000,000

GO Bonds Series 2004B (LIQ: Sumitomo Mitsui Banking Corp)		0.05%		04/07/15	31,485,000	31,485,000

GO Bonds Series 2006D (LIQ: Sumitomo Mitsui Banking Corp)		0.02%		04/07/15	23,880,000	23,880,000

GO Bonds Series 2010C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.02%		04/07/15	32,645,000	32,645,000

GO Refunding Bonds Series 1999A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.05%		04/07/15	13,285,000	13,285,000

Veterans Bonds Series 2014A (LIQ: Bank of America, NA)		0.02%		04/07/15	37,380,000	37,380,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Texas Dept of Housing & Community Affairs
M/F Housing RB (Atascocita Pines Apts) Series 2005 (LOC: Fannie Mae)		0.04%		04/07/15	10,990,000	10,990,000

M/F Housing RB (Creek Point Apts) Series 2000 (LOC: Freddie Mac)		0.04%		04/07/15	5,560,000	5,560,000

M/F Housing RB (Lancaster Apts) Series 2007 (LOC: Fannie Mae)		0.04%		04/07/15	10,545,000	10,545,000

M/F Housing RB (Villas at Henderson) Series 2006 (LOC: Citibank, NA)		0.04%		04/07/15	6,615,000	6,615,000

M/F Housing Refunding RB (Addison Park Apts) Series 2008 (LOC: Freddie Mac)		0.05%		04/07/15	12,905,000	12,905,000

M/F Housing Refunding RB (Alta Cullen Apts) Series 2008 (LOC: Freddie Mac)		0.04%		04/07/15	12,100,000	12,100,000

S/F Mortgage RB Series 2007A (LIQ: Texas)		0.05%		04/07/15	48,190,000	48,190,000

S/F Mortgage RB Series 2007B (LIQ: Bank of America, NA)	a	0.12%		04/07/15	1,960,000	1,960,000

Texas Transportation Commission
GO Mobility Fund & Refunding Bonds Series 2014A (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	6,665,000	6,665,000

GO Mobility Fund Bonds Series 2005A (LIQ: Citibank, NA)	a	0.02%		04/07/15	3,790,000	3,790,000

GO Mobility Fund Refunding Bonds Series 2014 (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	11,550,000	11,550,000

Texas Water Development Board
GO Bonds Series 2007D (LIQ: Deutsche Bank AG)	a	0.08%		04/07/15	5,800,000	5,800,000

Univ of Texas
Refunding Bonds Series 2007B		0.01%		04/07/15	3,280,000	3,280,000

Revenue Financing System Bonds Series 2008B		0.01%		04/07/15	1,200,000	1,200,000

Revenue Financing System Bonds Series 2012B (LIQ: Royal Bank of Canada)	a	0.02%		04/07/15	8,000,000	8,000,000

						1,203,167,000

Utah 0.5%
Clearfield
M/F Housing Refunding RB (Oakstone Apts) Series 2008 (LOC: Fannie Mae)		0.05%		04/07/15	12,100,000	12,100,000

Salt Lake Cnty Housing Auth
M/F Housing Refunding RB (Bridgeside Landing Apts) Series 2008 (LOC: Fannie Mae)		0.05%		04/07/15	14,225,000	14,225,000

Utah Cnty
Hospital RB (IHC Health Services) Series 2014	b	0.08%		10/27/15	7,600,000	7,600,000

Hospital RB (IHC Health Services) Series 2014A (LIQ: Barclays Bank Plc)	a	0.04%		04/07/15	1,850,000	1,850,000

Hospital RB (IHC Health Services) Series 2014C	b	0.08%		10/27/15	8,000,000	8,000,000

Utah Housing Corp
M/F Housing RB (Tanglewood Apts) Series 2004A (LOC: Citibank, NA)		0.04%		04/07/15	9,000,000	9,000,000

Utah Transit Auth
Sales Tax RB Series 2008A (LIQ: Credit Suisse AG)	a	0.02%		04/07/15	13,500,000	13,500,000

						66,275,000

Virginia 1.2%
Harrisonburg IDA
Refunding RB (Mennonite Retirement Community) Series 2006B (LOC: Branch Banking & Trust Co)		0.02%		04/07/15	2,915,000	2,915,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
King George Cnty
Solid Waste Disposal Facility RB (Garnet) Series 1996 (LOC: JPMorgan Chase Bank, NA)		0.06%		04/07/15	3,700,000	3,700,000

Metropolitan Washington Airports Auth
Airport System RB Series 2005A (LIQ: Citibank, NA)	a	0.08%		04/07/15	9,800,000	9,800,000

Airport System RB Series 2007B (LIQ: Deutsche Bank AG)	a	0.08%		04/07/15	11,025,000	11,025,000

Airport System RB Series 2007B (LIQ: Deutsche Bank AG)	a	0.09%		04/07/15	3,845,000	3,845,000

Airport System RB Series 2007B (LIQ: Deutsche Bank AG)	a	0.12%		04/07/15	8,995,000	8,995,000

Airport System RB Series 2007B (LIQ: JPMorgan Chase Bank, NA)	a	0.06%		04/07/15	5,000,000	5,000,000

Airport System RB Series 2008A (LIQ: Deutsche Bank AG)	a	0.07%		04/07/15	28,435,000	28,435,000

Airport System RB Series 2008A (LIQ: Deutsche Bank AG)	a	0.08%		04/07/15	15,375,000	15,375,000

Airport System Refunding RB Series 2010C1 (LOC: Barclays Bank Plc)	d	0.04%		04/02/15	41,675,000	41,675,000

Norfolk Economic Development Auth
Hospital Facilities RB (Sentara Healthcare) Series 2010B	b	0.14%		10/27/15	10,785,000	10,785,000

Hospital Facilities RB (Sentara Healthcare) Series 2012A	b	0.10%		10/27/15	15,810,000	15,810,000

						157,360,000

Washington 3.0%
Central Puget Sound Regional Transit Auth
Sales Tax Bonds Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	7,855,000	7,855,000

King Cnty
Sewer Refunding RB Series 2011B (LIQ: Barclays Bank Plc)	a	0.04%		04/07/15	7,785,000	7,785,000

Sewer Refunding RB Series 2011B (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	6,950,000	6,950,000

King Cnty Housing Auth
RB (Greenbridge Redevelopment-Salmon Creek Apts) Series 2007 (LOC: Bank of America, NA)		0.05%		04/07/15	3,995,000	3,995,000

Port of Seattle
Sub Lien Refunding RB Series 2008 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.03%		04/07/15	60,000,000	60,000,000

Seattle
Drainage & Wastewater RB 2008 (LIQ: Citibank, NA)	a	0.02%		04/07/15	8,090,000	8,090,000

Washington
GO Bonds Series 2003C (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	7,765,000	7,765,000

GO Bonds Series 2009E (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	5,000,000	5,000,000

GO Bonds Series 2011B (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	4,000,000	4,000,000

GO Bonds Series 2012C (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	5,000,000	5,000,000

GO Bonds Series 2014A (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	2,500,000	2,500,000

GO Bonds Series 2014D (LIQ: Citibank, NA)	a	0.03%		04/07/15	4,700,000	4,700,000

GO Refunding Bonds Series R2010B (LIQ: Bank of America, NA)	a	0.03%		04/07/15	10,000,000	10,000,000

Motor Vehicle Fuel Tax GO Bonds Series 2008B (ESCROW/LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	12,505,000	12,505,000

Washington Economic Development Finance Auth
Solid Waste Disposal RB (Heirborne Investments) Series 2006K (LOC: MUFG Union Bank, NA)		0.03%		04/07/15	4,540,000	4,540,000

Solid Waste Disposal RB (Waste Management) Series 2000C (LOC: Bank of America, NA)		0.05%		04/07/15	17,900,000	17,900,000

Solid Waste Disposal RB (Waste Management) Series 2000I (LOC: Bank of America, NA)		0.05%		04/07/15	20,885,000	20,885,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Washington Health Care Facilities Auth
RB (MultiCare Health System) Series 2009A (LIQ: Royal Bank of Canada)	a	0.04%		04/07/15	8,110,000	8,110,000

RB (Providence Health & Services) Series 2010A (LIQ: Bank of America, NA)	a	0.02%		04/07/15	10,180,000	10,180,000

RB (Providence Health & Services) Series 2014C&2014D (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	10,100,000	10,100,000

RB (Providence Health & Services) Series 2014D (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	5,665,000	5,665,000

RB (Providence Heath & Services) Series 2014C (LIQ: Bank of America, NA)	a	0.02%		04/07/15	8,675,000	8,675,000

RB (Providence Heath & Services) Series 2014D (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	4,000,000	4,000,000

Refunding RB (Seattle Children’s Hospital) Series 2015B (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	21,860,000	21,860,000

Washington State Housing Finance Commission
M/F Housing RB (Anchor Village Apts) Series 1997 (LOC: Fannie Mae)		0.04%		04/07/15	10,750,000	10,750,000

M/F Housing RB (Brittany Park Phase II) Series 1998A (LOC: Fannie Mae)		0.05%		04/07/15	3,480,000	3,480,000

M/F Housing RB (Forest Creek Apts) Series 2006 (LOC: Fannie Mae)		0.04%		04/07/15	13,680,000	13,680,000

M/F Housing RB (Highlander Apts) Series 2004A (LOC: Freddie Mac)		0.04%		04/07/15	7,000,000	7,000,000

M/F Housing RB (Kitts Corner Apts) Series 2014 (LOC: Federal Home Loan Bank)		0.02%		04/07/15	7,000,000	7,000,000

M/F Housing RB (Lakewood Meadows Apts) Series 2000A (LOC: Fannie Mae)		0.05%		04/07/15	6,280,000	6,280,000

M/F Housing RB (Merrill Gardens) Series 1997A (LOC: Fannie Mae)		0.04%		04/07/15	6,125,000	6,125,000

M/F Housing RB (Parkview Apts) Series 2008 (LOC: Freddie Mac)		0.07%		04/07/15	3,060,000	3,060,000

M/F Housing RB (Rainier Court Apts) Series 2003A (LOC: Fannie Mae)		0.04%		04/07/15	12,750,000	12,750,000

M/F Housing RB (Reserve at SeaTac Apts) Series 2015 (LOC: Federal Home Loan Bank)		0.02%		04/07/15	5,500,000	5,500,000

M/F Housing RB (Rolling Hills Apts) Series 2004A (LOC: Fannie Mae)		0.04%		04/07/15	6,125,000	6,125,000

M/F Housing RB (Seasons Apts) Series 2006 (LOC: Fannie Mae)		0.05%		04/07/15	22,640,000	22,640,000

M/F Housing RB (Willow Tree Grove Apts) Series 2011 (LOC: Freddie Mac)		0.03%		04/07/15	4,770,000	4,770,000

M/F Housing RB (Woodrose Apts) Series 1999A (LOC: Fannie Mae)		0.04%		04/07/15	6,750,000	6,750,000

M/F Mortgage RB (Meridian Court Apts) Series 1996 (LOC: Fannie Mae)		0.04%		04/07/15	6,700,000	6,700,000

M/F Mortgage RB (Wandering Creek) Series 1995 (LOC: Freddie Mac)		0.04%		04/07/15	4,300,000	4,300,000

M/F RB (Regency Park Apts) Series 1999A (LOC: Freddie Mac)		0.05%		04/07/15	7,805,000	7,805,000

						392,775,000

West Virginia 0.5%
Cabell Cnty
Univ Facilities RB (Provident Group) Series 2010A (LOC: Bank of America, NA)		0.04%		04/07/15	19,965,000	19,965,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Putnam Cnty Commission
Solid Waste Disposal RB (Toyota Motor Manufacturing) Series 1998A		0.03%		04/07/15	40,000,000	40,000,000

						59,965,000

Wisconsin 1.7%
Oconomowoc Community Development Auth
M/F Housing RB Series 2004 (LOC: Fannie Mae)		0.03%		04/07/15	4,430,000	4,430,000

Red Cedar
IDRB (Fairmount Minerals) Series 2007 (LOC: PNC Bank NA)		0.04%		04/07/15	10,000,000	10,000,000

Wisconsin
GO Bonds Series 2006C (LIQ: Citibank, NA)	a	0.07%		04/07/15	2,540,000	2,540,000

Wisconsin Health & Educational Facilities Auth
Health Facilities RB (UnityPoint Health) Series 2014B2	b	0.10%		10/27/15	7,000,000	7,000,000

RB (Ascension Health) Series 2012D (LIQ: Citibank, NA)	a	0.03%		04/07/15	3,000,000	3,000,000

RB (Children’s Hospital) Series 2008B (LIQ: Barclays Bank Plc)	a	0.04%		04/07/15	6,620,000	6,620,000

RB (Froedtert & Community Health) Series 2009C (LIQ: Credit Suisse AG)	a	0.02%		04/07/15	15,785,000	15,785,000

RB (Indian Community School of Milwaukee) Series 2007 (LOC: JPMorgan Chase Bank, NA)		0.04%		04/07/15	26,300,000	26,300,000

Wisconsin Housing & Economic Development Auth
Home Ownership RB Series 2007E (LIQ: Federal Home Loan Bank)		0.03%		04/07/15	11,980,000	11,980,000

Homeownership RB Series 2003B (LIQ: Federal Home Loan Bank)		0.05%		04/07/15	18,790,000	18,790,000

Homeownership RB Series 2004D (LIQ: Federal Home Loan Bank)		0.04%		04/07/15	5,460,000	5,460,000

Homeownership RB Series 2005C (LIQ: Royal Bank of Canada)		0.04%		04/07/15	24,730,000	24,730,000

Homeownership RB Series 2006E (LIQ: Citibank, NA)	a	0.08%		04/07/15	700,000	700,000

Homeownership RB Series 2008A (LIQ: BMO Harris Bank NA)		0.05%		04/07/15	28,905,000	28,905,000

Housing RB Series 2008A (LIQ: JPMorgan Chase Bank, NA)		0.05%		04/07/15	5,570,000	5,570,000

Housing RB Series 2008G (LIQ: JPMorgan Chase Bank, NA)		0.05%		04/07/15	21,920,000	21,920,000

Housing RB Series 2012B (LIQ: Federal Home Loan Bank)		0.02%		04/07/15	14,200,000	14,200,000

M/F Housing Bonds Series 2007A (LIQ: Federal Home Loan Bank)		0.05%		04/07/15	7,130,000	7,130,000

M/F Housing Bonds Series 2007C (LIQ: Federal Home Loan Bank)		0.05%		04/07/15	6,055,000	6,055,000

M/F Housing Bonds Series 2008A (LIQ: Federal Home Loan Bank)		0.03%		04/07/15	5,000,000	5,000,000

						226,115,000

Wyoming 0.8%
Green River
RB (Rhone-Poulenc) Series 1994 (LOC: Comerica Bank)		0.12%		04/07/15	11,400,000	11,400,000

Lincoln Cnty
Pollution Control Refunding RB (ExxonMobil) Series 2014		0.03%		04/01/15	1,100,000	1,100,000

Wyoming Community Development Auth
Housing RB 2007 Series 11 (LIQ: Bank of New York Mellon)		0.05%		04/07/15	6,000,000	6,000,000

Housing RB 2007 Series 2 (LIQ: State Street Bank & Trust Co NA)		0.05%		04/07/15	6,000,000	6,000,000

Housing RB 2007 Series 4 (LIQ: Bank of New York Mellon)		0.05%		04/07/15	14,000,000	14,000,000

Housing RB 2007 Series 6 (LIQ: Bank of New York Mellon)		0.05%		04/07/15	7,000,000	7,000,000

Housing RB 2007 Series 8 (LIQ: Bank of New York Mellon)		0.05%		04/07/15	12,000,000	12,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Housing RB 2008 Series 2 (LIQ: Bank of New York Mellon)		0.05%		04/07/15	3,995,000	3,995,000

Housing RB Series 2006-2 (LIQ: State Street Bank & Trust Co NA)		0.05%		04/07/15	8,000,000	8,000,000

Housing RB Series 2006-5 (LIQ: State Street Bank & Trust Co NA)		0.05%		04/07/15	10,000,000	10,000,000

Housing RB Series 2006-7 (LIQ: State Street Bank & Trust Co NA)		0.05%		04/07/15	10,000,000	10,000,000

Housing RB Series 2006-9 (LIQ: State Street Bank & Trust Co NA)		0.05%		04/07/15	10,000,000	10,000,000

						99,495,000

Other Investments 1.5%
Nuveen California AMT-Free Municipal Income Fund
Variable Rate Demand Preferred Shares Series 5 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.17%		04/07/15	5,000,000	5,000,000

Nuveen California Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.17%		04/07/15	5,000,000	5,000,000

Nuveen New Jersey Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: TD Bank NA)	a	0.10%		04/07/15	10,000,000	10,000,000

Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Royal Bank of Canada)	a	0.10%		04/07/15	10,500,000	10,500,000

Nuveen Premium Income Municipal Fund 2
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Barclays Bank Plc)	a	0.11%		04/07/15	18,800,000	18,800,000

Nuveen Quality Income Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: JPMorgan Chase Bank, NA)	a	0.10%		04/07/15	44,900,000	44,900,000

Nuveen Select Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Barclays Bank Plc)	a	0.11%		04/07/15	39,500,000	39,500,000

Western Asset Intermediate Muni Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.11%		04/07/15	10,100,000	10,100,000

Western Asset Managed Municipals Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.11%		04/07/15	39,000,000	39,000,000

Western Asset Municipal Partners Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.11%		04/07/15	12,600,000	12,600,000

						195,400,000

Total Variable-Rate Securities
(Cost $8,961,669,025)						8,961,669,025

End of Investments.

At 03/31/15, the tax basis cost of the fund’s investments was $13,063,805,968.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,193,914,639 or 24.5% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $545,773,000 or 4.2% of net assets.
c	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
d	All or a portion of this security is designated as collateral for delayed-delivery securities.

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
ULT —	Unlimited tax
USD —	Unified school district

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2015, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2015.

REG47703MAR15

The Charles Schwab Family of Funds
Schwab AMT Tax-Free Money Fund™

Portfolio Holdings as of March 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

34.7%	Fixed-Rate Securities	1,351,208,773	1,351,208,773
65.5%	Variable-Rate Securities	2,555,487,109	2,555,487,109

100.2%	Total Investments	3,906,695,882	3,906,695,882
(0.2%)	Other Assets and Liabilities, Net		(7,335,102)

100.0%	Net Assets		3,899,360,780

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 34.7% of net assets

Alabama 1.1%
Alabama
GO Bonds Series 2007A (LIQ: Wells Fargo & Co)	a,b	0.06%		04/07/15	6,950,000	6,950,000

Huntsville Health Care Auth
CP		0.09%		05/05/15	15,000,000	15,000,000

CP		0.07%		05/15/15	10,000,000	10,000,000

CP		0.07%		06/15/15	10,000,000	10,000,000

						41,950,000

Alaska 0.1%
North Slope Borough
GO Bonds Series 2014B		2.00%		10/30/15	2,050,000	2,072,052

Arizona 0.3%
Phoenix Civic Improvement Corp
Airport CP Series 2014A&B1 (LOC: Bank of America, NA)		0.06%		06/02/15	3,000,000	3,000,000

Airport CP Series 2014A2&B2 (LOC: Barclays Bank Plc)		0.11%		04/02/15	10,000,000	10,000,000

						13,000,000

California 4.6%
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.14%		11/03/15	3,500,000	3,500,000

California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.14%		06/03/15	4,700,000	4,700,000

RB (Kaiser Permanente) Series 2004I		0.14%		08/06/15	3,100,000	3,100,000

RB (Kaiser Permanente) Series 2004I		0.13%		11/02/15	7,000,000	7,000,000

RB (Kaiser Permanente) Series 2004K		0.13%		04/02/15	8,200,000	8,200,000

RB (Kaiser Permanente) Series 2004K		0.14%		07/08/15	6,200,000	6,200,000

RB (Kaiser Permanente) Series 2004K		0.14%		10/05/15	5,000,000	5,000,000

 1

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Kaiser Permanente) Series 2006D		0.14%		11/03/15	20,500,000	20,500,000

RB (Kaiser Permanente) Series 2008B		0.07%		04/01/15	2,000,000	2,000,000

RB (Kaiser Permanente) Series 2008B		0.14%		10/02/15	8,000,000	8,000,000

RB (Kaiser Permanente) Series 2009B2		0.14%		11/12/15	45,000,000	45,000,000

RB (Kaiser Permanente) Series 2009B3		0.14%		07/01/15	21,500,000	21,500,000

Los Angeles
TRAN 2014		1.50%		06/25/15	20,000,000	20,064,600

Los Angeles Cnty
TRAN 2014-2015		1.50%		06/30/15	10,000,000	10,033,973

Los Angeles USD
GO Bonds Series 2007H		5.00%		07/01/15	100,000	101,188

San Diego USD
TRAN 2014-2015 Series A		1.50%		06/30/15	5,000,000	5,017,009

Turlock Irrigation District
Sub Revenue CP Series A (LOC: Bank of America, NA)		0.06%		06/05/15	8,000,000	8,000,000

						177,916,770

Colorado 0.2%
Colorado Springs
Utilities System Refunding RB Series 2011A		5.00%		11/15/15	7,000,000	7,210,881

Univ of Colorado
Univ Enterprise RB Series 2009B1		5.00%		06/01/15	175,000	176,396

Univ Enterprise Refunding RB Series 2007A		5.00%		06/01/15	300,000	302,383

						7,689,660

Connecticut 0.2%
Connecticut
GO Bonds Series 2007D		3.50%		12/01/15	100,000	102,128

GO Refunding Bonds Series 2007B		5.00%		05/01/15	250,000	250,945

GO Refunding Bonds Series 2014C		3.00%		12/15/15	1,650,000	1,682,882

Manchester
GO Temporary Notes		1.00%		07/02/15	4,209,000	4,218,000

						6,253,955

Delaware 0.1%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2010C		0.05%		05/01/15	5,000,000	5,000,000

District of Columbia 1.6%
District of Columbia
GO Bonds Series 2007C		4.00%		06/01/15	200,000	201,248

GO Bonds Series 2007C		5.00%		06/01/15	1,110,000	1,118,867

GO Bonds Series 2008E		5.00%		06/01/15	420,000	423,334

GO TRAN Fiscal 2015		1.50%		09/30/15	50,000,000	50,343,554

Income Tax Secured Refunding RB Series 2009B		4.00%		12/01/15	100,000	102,420

Washington Convention Center Auth
Sr Lien Dedicated Tax Refunding RB Series 2007A (GTY/LIQ: US Bank, NA)	a,b	0.09%		06/11/15	9,253,000	9,253,000

						61,442,423

2

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Florida 1.3%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands Teaching Hospital & Clinics) Series 2008A (LOC: Bank of America, NA)		0.07%		05/18/15	7,000,000	7,000,000

Florida Dept of Transportation
Right-of-Way Acquisition & Bridge Construction Refunding Bonds Series 2009B		5.00%		07/01/15	600,000	607,207

Florida State Board of Education
Capital Outlay Refunding Bonds Series 2005A		5.00%		06/01/15	220,000	221,754

Public Education Capital Outlay Bonds Series 2007C		5.00%		06/01/15	100,000	100,798

Public Education Capital Outlay Refunding Bonds Series 2009D		5.00%		06/01/15	125,000	125,990

Public Education Capital Outlay Refunding Bonds Series 2011B		5.00%		06/01/15	425,000	428,400

Public Education Capital Outlay Refunding Bonds Series 2013A		5.00%		06/01/15	150,000	151,194

Jacksonville
Transportation Refunding RB Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a,b	0.13%		07/09/15	15,000	15,000

JEA
Electric System RB Series Three 2008C3 (LIQ: Royal Bank of Canada)		0.07%		06/02/15	8,000,000	8,000,000

Electric System RB Series Three 2010A		4.00%		10/01/15	800,000	815,129

Electric System Sub RB Series 2010A		5.00%		10/01/15	520,000	532,401

Electric System Sub RB Series 2013B		5.00%		10/01/15	100,000	102,366

Miami-Dade Cnty
Water & Sewer RB Series 2008B		5.00%		10/01/15	5,280,000	5,407,538

Water & Sewer System RB Series 2008A		5.00%		10/01/15	350,000	358,150

Water & Sewer System Refunding RB Series 2008C		5.00%		10/01/15	775,000	793,439

Orlando Utilities Commission
Utility System Refunding RB Series 2009C		4.00%		10/01/15	250,000	254,667

Orlando-Orange Cnty Expressway Auth
RB Series 2007A (GTY/LIQ: US Bank, NA)	a,b	0.09%		06/11/15	14,715,000	14,715,000

Sunshine State Government Financing Commission
CP Series H (LIQ: JPMorgan Chase Bank, NA)		0.08%		07/09/15	10,000,000	10,000,000

						49,629,033

Georgia 0.0%
Georgia
GO Bonds 2013A		5.00%		01/01/16	100,000	103,530

GO Bonds 2013D		5.00%		02/01/16	390,000	405,323

						508,853

Hawaii 0.0%
Hawaii
GO Refunding Bonds Series 2010DY		4.00%		02/01/16	100,000	103,070

GO Refunding Bonds Series 2009DT		5.00%		11/01/15	115,000	118,153

GO Refunding Bonds Series 2010DY		3.00%		02/01/16	100,000	102,195

Honolulu
GO Bonds Series 2007A		5.00%		07/01/15	555,000	561,618

GO Bonds Series 2007B		5.25%		07/01/15	600,000	607,561

						1,492,597

Idaho 0.3%
Idaho
TAN Series 2014		2.00%		06/30/15	10,000,000	10,046,533

 3

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Illinois 0.8%
Illinois Educational Facilities Auth
CP (LOC: Northern Trust Co)		0.07%		06/04/15	7,000,000	7,000,000

CP (LOC: Northern Trust Co)		0.08%		08/06/15	8,000,000	8,000,000

Illinois Finance Auth
RB (Advocate Health Care Network) Series 2013A		3.00%		06/01/15	280,000	281,215

RB (Northwestern Memorial Hospital) Series 2009A		5.00%		08/15/15	1,150,000	1,170,239

RB (Univ of Chicago) Series 2007		5.00%		07/01/15	130,000	131,542

RB (Univ of Chicago) Series 2008B		5.00%		07/01/15	700,000	708,362

Illinois Regional Transportation Auth
GO Refunding Bonds Series 1997		6.00%		06/01/15	275,000	277,610

Will Cnty SD No. 365-U
GO Bonds (Valley View) Series 2005 (GTY/LIQ: Wells Fargo & Co)	a,b	0.12%		05/07/15	13,990,000	13,990,000

						31,558,968

Indiana 0.9%
Hamilton Southeastern Consolidated School Building Corp
BAN Series 2014B		0.32%		05/27/15	3,500,000	3,500,000

Posey Cnty
Refunding RB (Midwest Fertilizer) Series 2013A (ESCROW)		0.23%		04/02/15	30,000,000	30,000,000

						33,500,000

Kansas 0.0%
Kansas Department of Transportation
Highway Refunding RB Series 2009A		2.25%		09/01/15	155,000	156,284

Louisiana 0.1%
Louisiana
GO Bonds Series 2012A		5.00%		08/01/15	1,820,000	1,849,548

GO Refunding Bonds Series 2005A		5.00%		08/01/15	335,000	340,321

						2,189,869

Maryland 0.3%
Maryland Health & Higher Educational Facilities Auth
CP (Johns Hopkins Univ) Series A&B		0.08%		04/02/15	10,765,000	10,765,000

Massachusetts 2.0%
Berlin-Bolyston Regional SD
ULT GO BAN		1.00%		12/11/15	2,000,000	2,010,411

Framingham
GO BAN		1.00%		12/11/15	4,000,000	4,023,055

Massachusetts
GO Bonds Consolidated Loan Series 2005C		3.88%		09/01/15	100,000	101,517

Massachusetts Bay Transportation Auth
Sales Tax CP Series A (LIQ: State Street Bank & Trust Co NA)		0.06%		06/10/15	6,500,000	6,500,000

Sales Tax CP Series B (LIQ: Sumitomo Mitsui Banking Corp)		0.07%		06/04/15	17,625,000	17,625,000

Sr Sales Tax Bonds Series 2004C		5.50%		07/01/15	1,000,000	1,013,474

Massachusetts Health & Educational Facilities Auth
RB (Partners HealthCare) Series 2007C		5.00%		07/01/15	150,000	151,778

Massachusetts School Building Auth
BAN Series 2014A		1.00%		07/16/15	15,000,000	15,038,265

BAN Series 2014A		5.00%		07/16/15	23,500,000	23,833,049

4

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Dedicated Sales Tax Bonds Series 2005A (ESCROW)		5.00%		08/15/15	105,000	106,869

Wellesley
GO BAN		1.00%		06/15/15	6,078,030	6,089,284

						76,492,702

Michigan 0.7%
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI1		0.06%		06/01/15	22,000,000	22,000,000

Michigan State Hospital Finance Auth
RB (Ascension Health) Series 1999B3		0.30%		02/03/16	4,000,000	4,003,943

RB (Ascension Health) Series 2010		5.00%		11/15/15	365,000	375,787

						26,379,730

Minnesota 1.0%
Rochester
Health Care Facilities RB (Mayo Clinic) Series 2014		0.06%		06/04/15	9,900,000	9,900,000

Health Care Facilities RB (Mayo Foundation) Series 2000A		0.06%		05/15/15	25,000,000	25,000,000

Health Care Facilities RB (Mayo Foundation) Series 2000A		0.06%		06/04/15	5,400,000	5,400,000

						40,300,000

Missouri 0.1%
St. Louis
TRAN Series 2014		2.00%		05/29/15	5,000,000	5,014,698

Nevada 0.6%
Las Vegas Valley Water District
LT GO Bonds Series 2006A (GTY/LIQ: US Bank, NA)	a,b	0.09%		06/04/15	1,000,000	1,000,000

LT GO CP Series 2004A (LIQ: JPMorgan Chase Bank, NA)		0.09%		08/04/15	13,000,000	13,000,000

LT GO CP Series 2004A (LIQ: JPMorgan Chase Bank, NA)		0.08%		08/05/15	4,075,000	4,075,000

Truckee Meadows Water Auth
Water Revenue CP Series 2006A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.10%		06/04/15	1,000,000	1,000,000

Water Revenue CP Series 2006B (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.10%		06/15/15	5,750,000	5,750,000

						24,825,000

New Jersey 1.6%
Bergen Cnty
BAN		1.25%		12/23/15	5,360,000	5,402,109

Bloomfield Township
BAN		1.25%		01/15/16	4,000,000	4,027,439

Burlington Cnty Bridge Commission
Lease Revenue Notes Series 2014		1.25%		11/18/15	8,000,000	8,053,516

Carteret Borough
BAN Series 2015		1.50%		02/05/16	3,500,000	3,534,036

East Brunswick
BAN		1.00%		03/18/16	4,287,000	4,317,180

Edison Township
BAN		1.00%		02/12/16	1,930,000	1,940,001

Harrison Township
BAN 2014 Series A		1.00%		11/13/15	3,000,000	3,011,828

Hudson Cnty Improvement Auth
Cnty-Guaranteed Pooled Notes Series 2014 U1A		1.25%		07/15/15	7,000,000	7,020,534

 5

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Readington Township
BAN		1.00%		08/05/15	6,595,000	6,614,477

Ringwood Borough
BAN		0.75%		05/01/15	1,500,000	1,500,542

Rutgers State Univ
CP Series A&B (LIQ: Wells Fargo Bank, NA)		0.05%		04/10/15	7,700,000	7,700,000

Sea Isle City
BAN		0.75%		07/22/15	4,000,000	4,005,131

Summit
BAN		1.00%		10/23/15	2,815,518	2,828,789

Woodbridge
BAN		0.75%		08/21/15	1,000,000	1,002,095

						60,957,677

New York 4.6%
Bay Shore UFSD
TAN 2014-2015		1.50%		06/26/15	10,000,000	10,027,911

Bayport Blue Point UFSD
TAN 2014-2015		1.00%		06/25/15	9,000,000	9,017,065

East Islip UFSD
GO TAN 2014		0.75%		06/27/15	5,000,000	5,006,789

Grand Island
BANS 2014		1.00%		10/14/15	6,320,000	6,346,064

Harborfields CSD
TAN 2014-2015		0.75%		06/26/15	4,000,000	4,005,494

Ithaca
GO BAN Series 2014B		1.00%		07/31/15	2,450,000	2,456,743

Liverpool CSD
BAN 2014-2015		1.25%		10/02/15	6,000,000	6,030,610

New York City
GO Bonds Fiscal 2012 Series F		5.00%		08/01/15	3,035,000	3,084,242

GO Bonds Fiscal 2014 Series B		5.00%		08/01/15	5,000,000	5,081,535

New York City Municipal Water Finance Auth
CP Series 1		0.07%		04/06/15	12,000,000	12,000,000

CP Series 1		0.06%		06/04/15	12,000,000	12,000,000

Extendible CP Series 7		0.06%	05/04/15	10/31/15	12,000,000	12,000,000

Extendible CP Series 7		0.06%	06/10/15	12/12/15	10,000,000	10,000,000

Extendible CP Series 8		0.06%	06/10/15	12/12/15	13,335,000	13,335,000

New York State Dormitory Auth
Consolidated Service Contract Refunding RB Series 2009A		5.00%		07/01/15	200,000	202,362

New York State Environmental Facilities Corp
State Clean Water & Drinking Water Sub SRF RB Series 2010A		5.00%		06/15/15	1,275,000	1,287,782

New York State Power Auth
CP Series 1&2		0.07%		05/06/15	7,600,000	7,600,000

CP Series 1&2		0.06%		05/07/15	20,575,000	20,575,000

CP Series 1&2		0.07%		05/07/15	2,000,000	2,000,000

New York State Thruway Auth
Local Highway & Bridge Service Contract Bonds Series 2012A		4.00%		04/01/15	185,000	185,000

New York State Urban Development Corp
State Personal Income Tax RB Series 2009C		5.00%		12/15/15	100,000	103,321

North Hempstead
BAN 2014A		0.35%		04/08/15	6,335,000	6,335,108

6

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
North Syracuse CSD
GO BAN 2014		0.75%		08/14/15	5,000,000	5,009,495

North Tonawanda SD
School Construction BAN 2014		1.00%		09/17/15	750,000	752,511

Port Auth of New York & New Jersey
CP Series B		0.06%		08/13/15	5,000,000	5,000,000

Sewanhaka Central HSD
TANS 2014-2015		1.00%		06/26/15	3,000,000	3,005,846

South Country CSD at Brookhaven
TAN 2014-2015		1.25%		06/25/15	3,000,000	3,007,443

Tonawanda
BAN Series 2014		0.75%		09/03/15	3,400,000	3,408,129

Triborough Bridge & Tunnel Auth
General Revenue BAN Series 2014A		5.00%		05/15/15	3,000,000	3,017,628

Ulster Cnty
GO BAN Series 2014B		1.00%		11/25/15	3,000,000	3,014,828

West Seneca
BAN 2014		1.00%		07/30/15	6,000,000	6,016,826

						180,912,732

Ohio 0.2%
Ohio
Capital Facilities Lease Appropriation Refunding Bonds Series 2013B		4.00%		08/01/15	570,000	577,109

Common Schools GO Refunding Bonds Series 2009C		5.00%		09/15/15	685,000	699,829

GO Refunding Bonds Series 2009C		5.00%		08/01/15	200,000	203,164

GO Refunding Bonds Series 2010C		5.00%		08/01/15	140,000	142,178

Hospital Refunding RB (Cleveland Clinic) Series 2011A		5.00%		01/01/16	450,000	465,814

Port of Greater Cincinnati Development Auth
Special Obligation Development RB (Springdale) Series 2006 (LOC: US Bank, NA)		0.45%		02/01/16	7,585,000	7,585,000

						9,673,094

Oregon 0.2%
Estacada SD No. 108
GO Refunding Bonds Series 2005 (GTY: Oregon)		5.00%		06/15/15	100,000	100,961

Lane Cnty SD No. 4J
GO Refunding Bond Series 2008 (GTY: Oregon)		3.50%		07/01/15	200,000	201,619

Oregon
GO Refunding Bonds Series 2011L		5.00%		05/01/15	100,000	100,391

Tax Anticipation Notes Series 2014A		2.00%		06/15/15	5,175,000	5,194,920

Portland SD No.1J
GO Bonds Series 2013A (GTY: Oregon)		5.00%		06/15/15	1,580,000	1,595,653

						7,193,544

Pennsylvania 0.3%
Pennsylvania
GO Bonds First Series 2008		5.00%		05/15/15	150,000	150,866

GO Bonds Second Refunding Series 2009		5.00%		07/01/15	300,000	303,564

Philadelphia
TRAN Series 2014-2015A		1.00%		06/30/15	6,000,000	6,012,840

Univ of Pittsburgh
PITT Asset Notes Series 2014		2.00%		07/22/15	6,800,000	6,839,188

						13,306,458

 7

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

South Carolina 0.6%
Newberry Investing in Children’s Education
Installment Purchase RB (Newberry Cnty SD) Series 2005 (ESCROW)		5.25%		12/01/15	125,000	129,122

South Carolina
GO Bonds (Univ of South Carolina) Series 2006B (LIQ: Wells Fargo & Co)	a,b	0.12%		05/07/15	5,000,000	5,000,000

South Carolina Public Service Auth
CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.06%		06/01/15	5,371,000	5,371,000

CP Series E (LIQ: TD Bank NA)		0.07%		06/04/15	13,700,000	13,700,000

Refunding Revenue Obligations Series 2006C		5.00%		01/01/16	105,000	108,699

Refunding Revenue Obligations Series 2010B		5.00%		01/01/16	170,000	176,027

Refunding Revenue Obligations Series 2011B		5.00%		12/01/15	250,000	257,847

						24,742,695

Tennessee 1.2%
Memphis
GO CP Series A (LIQ: Mizuho Bank Ltd)		0.04%		04/01/15	5,000,000	5,000,000

GO CP Series A (LIQ: Mizuho Bank Ltd)		0.06%		06/04/15	4,500,000	4,500,000

Metropolitan Government of Nashville & Davidson Cnty
GO CP Series A1 (LIQ: Mizuho Bank Ltd)		0.06%		06/04/15	11,500,000	11,500,000

GO CP Series A1 (LIQ: Mizuho Bank Ltd)		0.06%		06/15/15	15,000,000	15,000,000

GO CP Series A2 (LIQ: Sumitomo Mitsui Banking Corp)		0.08%		08/06/15	8,400,000	8,400,000

Shelby Cnty
Extendible CP Series 2015A		0.07%		05/18/15	1,970,000	1,970,000

						46,370,000

Texas 8.0%
Aldine ISD
ULT GO Bonds Series 2008 (GTY: TX Permanent School Fund)		5.00%		02/15/16	100,000	104,012

Arlington ISD
ULT GO Bonds Series 2014A (GTY: TX Permanent School Fund)		3.00%		02/15/16	225,000	230,283

ULT GO Refunding Bonds Series 2006 (GTY: TX Permanent School Fund)		4.00%		02/15/16	100,000	103,220

ULT GO Refunding Bonds Series 2007 (GTY: TX Permanent School Fund)		5.00%		02/15/16	150,000	156,123

Austin
Combined Utility Systems CP Series A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.04%		04/02/15	16,100,000	16,100,000

Combined Utility Systems CP Series A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.06%		06/15/15	2,000,000	2,000,000

Water & Wastewater System Refunding RB Series 2012		5.00%		11/15/15	1,000,000	1,029,886

Austin ISD
CP Series A1 (LIQ: Sumitomo Mitsui Banking Corp)		0.06%		05/06/15	3,000,000	3,000,000

ULT GO Refunding Bonds Series 1998 (GTY: TX Permanent School Fund)		5.00%		08/01/15	1,000,000	1,016,418

Belton ISD
ULT GO Refunding Bonds Series 2012 (GTY: TX Permanent School Fund)		3.00%		02/15/16	205,000	209,825

Crowley ISD
ULT GO Refunding Bonds Series 2014B (GTY: TX Permanent School Fund)		0.40%		08/01/15	640,000	640,469

8

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Dallas
Waterworks & Sewer System Refunding RB Series 2007		5.00%		10/01/15	750,000	767,981

Waterworks & Sewer System Refunding RB Series 2011		5.00%		10/01/15	1,000,000	1,024,203

Dallas ISD
ULT GO Bonds Series 2006 (GTY: TX Permanent School Fund)		4.00%		08/15/15	100,000	101,395

Denton ISD
ULT GO Refunding Bonds Series 2012B (GTY: TX Permanent School Fund)		0.22%		08/15/15	415,000	414,660

ULT GO Refunding Bonds Series 2012B (GTY: TX Permanent School Fund)		0.23%		08/15/15	825,000	824,290

ULT GO Refunding Bonds Series 2012B (GTY: TX Permanent School Fund)		0.25%		08/15/15	225,000	224,789

El Paso ISD
ULT GO Refunding Bonds Series 2008A (GTY: TX Permanent School Fund)		5.00%		02/15/16	150,000	156,123

ULT GO Refunding Bonds Series 2011 (GTY: TX Permanent School Fund)		5.00%		08/15/15	200,000	203,565

ULT GO Refunding Bonds Series 2015 (GTY: TX Permanent School Fund)		3.00%		08/15/15	375,000	378,898

Ennis ISD
ULT GO Bonds Series 2008 (GTY: TX Permanent School Fund)		0.21%		08/15/15	1,000,000	999,215

Frisco ISD
ULT GO Refunding Bonds Series 2010 (GTY: TX Permanent School Fund)		4.00%		08/15/15	100,000	101,395

Garland ISD
ULT GO Refunding Bonds Series 2011A (GTY: TX Permanent School Fund)		0.33%		02/15/16	405,000	403,803

Guthrie Common SD
ULT Refunding Bonds Series 2011 (GTY: TX Permanent School Fund)		2.00%		02/15/16	150,000	152,225

Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009C1		0.14%		04/06/15	12,000,000	12,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.14%		06/03/15	10,000,000	10,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.14%		07/07/15	14,500,000	14,500,000

Refunding RB (Methodist Hospital) Series 2009C1		0.14%		08/05/15	6,000,000	6,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.12%		10/05/15	39,750,000	39,750,000

Refunding RB (Methodist Hospital) Series 2009C2		0.14%		04/06/15	7,000,000	7,000,000

Refunding RB (Methodist Hospital) Series 2009C2		0.14%		08/05/15	5,000,000	5,000,000

Refunding RB (Methodist Hospital) Series 2009C2		0.14%		08/13/15	16,760,000	16,760,000

Hays Consolidated ISD
ULT GO Bonds Series 2014 (GTY: TX Permanent School Fund)		3.00%		02/15/16	235,000	240,509

Houston
TRAN Series 2014		1.00%		06/30/15	9,000,000	9,019,726

TRAN Series 2014		2.00%		06/30/15	6,000,000	6,027,922

Humble ISD
ULT GO Refunding Bonds Series 2011B (GTY: TX Permanent School Fund)		3.00%		02/15/16	125,000	127,964

Katy ISD
LT GO Refunding Bonds Series 2008B (GTY: TX Permanent School Fund)		4.00%		02/15/16	150,000	154,842

ULT GO Refunding Bonds Series 2010A (GTY: TX Permanent School Fund)		4.00%		02/15/16	100,000	103,212

Klein ISD
ULT GO Bonds Series 2010A (GTY: TX Permanent School Fund)		2.50%		08/01/15	360,000	362,708

 9

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
ULT GO Bonds Series 2014 (GTY: TX Permanent School Fund)		4.00%		02/01/16	125,000	128,866

Leander ISD
ULT GO & Refunding Bonds Series 2008 (GTY: TX Permanent School Fund)		5.00%		08/15/15	150,000	152,678

Lower Neches Valley Auth
Pollution Control RB (Chevron USA) Series 1987		0.09%		08/17/15	2,000,000	2,000,000

Lubbock Health Facilities Development Corp
Refunding RB (St. Joseph Health) Series 2008B		5.00%		07/01/15	1,500,000	1,517,880

Manor ISD
ULT GO Bonds Series 2014 (GTY: TX Permanent School Fund)		2.00%		08/01/15	150,000	150,867

Mesquite ISD
ULT GO Refunding Bonds Series 2014B (GTY: TX Permanent School Fund)		5.00%		08/15/15	3,820,000	3,889,281

New Caney ISD
ULT GO Refunding Bonds Series 2014 (GTY: TX Permanent School Fund)		3.00%		02/15/16	310,000	317,271

North East ISD
ULT GO Bonds Series 2007A (GTY: TX Permanent School Fund)		0.27%		08/01/15	250,000	249,773

ULT GO Bonds Series 2007A (GTY: TX Permanent School Fund)		0.30%		08/01/15	180,000	179,817

Northside ISD
ULT GO Refunding Bonds Series 2006A (GTY: TX Permanent School Fund)		3.00%		08/01/15	125,000	126,156

Northwest ISD
ULT GO Refunding Bonds Series 2015 (GTY: TX Permanent School Fund)		2.00%		08/15/15	375,000	377,487

Pflugerville ISD
ULT GO Refunding Bonds Series 2005 (GTY: TX Permanent School Fund)		5.25%		08/15/15	235,000	239,378

Plano ISD
ULT GO Refunding Bonds Series 2008 (GTY: TX Permanent School Fund)		5.00%		02/15/16	165,000	171,687

Prosper ISD
ULT GO & Refunding Bonds Series 2008 (GTY: TX Permanent School Fund)		0.25%		02/15/16	100,000	99,781

ULT GO & Refunding Bonds Series 2008 (GTY: TX Permanent School Fund)		0.35%		02/15/16	100,000	99,694

Rio Hondo ISD
ULT GO Refunding Bonds Series 2014 (GTY: TX Permanent School Fund)		2.00%		02/15/16	100,000	101,477

San Antonio
Electric & Gas Systems CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.09%		04/06/15	13,500,000	13,500,000

Electric & Gas Systems CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.07%		06/04/15	7,000,000	7,000,000

Electric & Gas Systems CP Series C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.07%		06/01/15	7,000,000	7,000,000

Electric & Gas Systems CP Series C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.07%		06/04/15	14,355,000	14,355,000

Electric & Gas Systems Refunding RB New Series 2007		4.00%		02/01/16	100,000	103,055

Electric & Gas Systems Refunding RB New Series 2011		5.00%		02/01/16	230,000	238,919

General Bonds Series 2012		5.00%		02/01/16	125,000	129,847

Water System CP Series A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.07%		06/01/15	4,500,000	4,500,000

San Antonio ISD
CP Series A (LIQ: Royal Bank of Canada)		0.05%		05/05/15	3,500,000	3,500,000

CP Series A (LIQ: Royal Bank of Canada)		0.07%		05/05/15	1,000,000	1,000,000

10

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
CP Series A (LIQ: Royal Bank of Canada)		0.05%		05/06/15	5,000,000	5,000,000

CP Series A (LIQ: Royal Bank of Canada)		0.07%		05/15/15	2,000,000	2,000,000

CP Series A (LIQ: Royal Bank of Canada)		0.07%		05/18/15	1,500,000	1,500,000

Schertz-Cibolo Universal City ISD
ULT GO Refunding Bonds Series 2010 (GTY: TX Permanent School Fund)		3.00%		02/01/16	110,000	112,484

Splendora ISD
ULT GO Refunding Bonds Series 2015 (GTY: TX Permanent School Fund)		3.00%		02/15/16	145,000	148,422

Spring ISD
ULT GO & Refunding Bonds Series 2008A (GTY: TX Permanent School Fund)		3.50%		08/15/15	100,000	101,204

Terrell ISD
ULT GO Refunding Bonds Series 2010 (GTY: TX Permanent School Fund)		4.00%		08/01/15	100,000	101,233

Texas
TRAN Series 2014		1.50%		08/31/15	50,500,000	50,786,602

Texas Public Finance Auth
GO CP Series 2008		0.06%		06/04/15	3,500,000	3,500,000

GO CP Series 2008		0.07%		06/04/15	300,000	300,000

GO Refunding Bonds Series 2006B		4.00%		10/01/15	250,000	254,662

Unemployment Compensation Assessment RB Series 2003C4		0.06%		05/06/15	8,529,000	8,529,000

Texas Tech Univ
Revenue Financing System CP Series 2012A		0.03%		04/09/15	4,000,000	4,000,000

Texas Transportation Commission
GO Mobility Fund Bonds Series 2006		5.00%		04/01/16	100,000	104,624

Three Rivers ISD
ULT GO Bonds Series 2011 (GTY: TX Permanent School Fund)		5.00%		02/15/16	100,000	104,073

Univ of Texas
Revenue Financing CP Series A		0.05%		04/02/15	10,000,000	10,000,000

Revenue Financing CP Series A		0.05%		05/18/15	7,000,000	7,000,000

Weatherford ISD
ULT GO & Refunding Bonds Series 2001 (GTY: TX Permanent School Fund)		0.31%		02/15/16	100,000	99,721

Weslaco ISD
ULT GO Refunding Bonds Series 2015B (GTY: TX Permanent School Fund)		2.00%		08/15/15	100,000	100,617

						312,261,217

Utah 0.4%
Intermountain Power Agency
CP Series B1&B2 (LIQ: JPMorgan Chase Bank, NA)		0.08%		06/09/15	8,000,000	8,000,000

CP Series B1&B2 (LIQ: JPMorgan Chase Bank, NA)		0.09%		09/10/15	7,500,000	7,500,000

						15,500,000

Virginia 0.3%
Metropolitan Washington Airports Auth
Airport System RB Series 2009C		5.00%		10/01/15	540,000	553,014

Suffolk Economic Development Auth
Hospital Facilities Refunding & RB (Sentara Healthcare) Series 2008 (LIQ: Citibank, NA)	a,b	0.13%		04/23/15	11,940,000	11,940,000

						12,493,014

 11

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Washington 0.2%
Bellevue SD No. 405
ULT GO Bonds 2013 (GTY: Washington)		3.00%		12/01/15	100,000	101,800

Camas SD No. 117
ULT GO Bonds 2007 (GTY: Washington)		5.00%		12/01/15	200,000	206,292

Cheney SD No. 360
ULT GO Bonds Series 2010 (GTY: Washington)		4.00%		12/01/15	100,000	102,483

Columbia SD No. 400
ULT GO Refunding Bonds 2014 (GTY: Washington)		2.00%		12/01/15	100,000	101,141

Eatonville SD No. 404
ULT GO Refunding Bonds 2015 (GTY: Washington)		2.00%		12/01/15	145,000	146,597

Everett SD No. 2
ULT GO & Refunding Bonds Series 2007 (GTY: Washington)		4.25%		06/01/15	100,000	100,670

ULT GO Bonds 2006 (GTY: Washington)		4.13%		12/01/15	200,000	205,178

ULT GO Bonds Series 2009A (GTY: Washington)		3.00%		12/01/15	150,000	152,720

King Cnty
LT GO Bonds 2009		5.00%		01/01/16	205,000	212,198

LT GO Bonds Series 2007D		5.00%		01/01/16	330,000	341,827

Northshore SD No. 417
ULT GO & Refunding Bonds Series 2007 (GTY: Washington)		5.00%		12/01/15	100,000	103,139

Oak Harbor SD No. 201
ULT GO Bonds Series 2008 (GTY: Washington)		4.00%		12/01/15	125,000	128,070

Olympia SD No. 111
ULT GO Refunding Bonds 2012 (GTY: Washington)		4.00%		12/01/15	1,420,000	1,456,103

Peninsula SD No. 401
ULT GO Refunding Bonds 2011 (GTY: Washington)		4.00%		12/01/15	150,000	153,759

Port of Seattle
Intermediate Lien Refunding RB Series 2012A		3.00%		08/01/15	705,000	711,444

Puyallup SD No. 3
ULT GO Bonds Series 2005 (GTY: Washington)		5.00%		12/01/15	100,000	103,135

Renton SD No.403
ULT GO & Refunding Bonds Series 2012 (GTY: Washington)		5.00%		12/01/15	100,000	103,077

Shoreline SD No. 412
ULT GO & Refunding Bonds 2013 (GTY: Washington)		3.00%		12/01/15	200,000	203,590

Snoqualmie Valley SD No. 410
ULT GO Refunding Bonds 2010 (GTY: Washington)		5.00%		12/01/15	100,000	103,109

Vancouver SD No. 37
ULT GO Refunding Bonds 2005 (GTY: Washington)		5.50%		06/01/15	405,000	408,602

Washington
COP Refunding Real Estate Series 2003B		5.00%		04/01/15	690,000	690,000

COP Series 2011A		3.00%		01/01/16	130,000	132,566

GO Bonds Series 1998C		6.00%		07/01/15	100,000	101,438

GO Bonds Series 2008A		5.00%		07/01/15	100,000	101,189

GO Bonds Series 2009E		5.00%		02/01/16	125,000	129,849

GO Bonds Series 2010C		5.00%		08/01/15	260,000	264,135

Motor Vehicle Fuel Tax GO Bonds Series 2004F		0.28%		12/01/15	200,000	199,626

Motor Vehicle Fuel Tax GO Bonds Series 2006F		0.31%		12/01/15	160,000	159,667

Motor Vehicle Fuel Tax GO Bonds Series 2008D		5.00%		01/01/16	210,000	217,415

Motor Vehicle Fuel Tax GO Bonds Series 2012E		5.00%		02/01/16	105,000	109,127

Motor Vehicle Fuel Tax GO Refunding Bonds Series R 2011C		4.00%		07/01/15	100,000	100,932

Motor Vehicle Fuel Tax GO Refunding Bonds Series R2012D		5.00%		07/01/15	1,925,000	1,948,381

						9,299,259

12

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Wisconsin 0.8%
Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care) Series 2008A (LOC: JPMorgan Chase Bank, NA)		0.10%		08/05/15	15,000,000	15,000,000

RB (Aurora Health Care) Series 2010C (LOC: Bank of America, NA)		0.09%		09/04/15	15,000,000	15,000,000

						30,000,000

Wyoming 0.0%
Wyoming Community Development Auth
Housing RB 2014 Series 2		0.20%		06/01/15	315,000	314,956

Total Fixed-Rate Securities
(Cost $1,351,208,773)						1,351,208,773

Variable-Rate Securities 65.5% of net assets

Alabama 5.8%
Alabama
GO Refunding Bonds Series 2014A (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	5,000,000	5,000,000

Alabama Municipal Funding Corp
Notes Series 2006 (LOC: US Bank, NA)		0.03%		04/07/15	9,795,000	9,795,000

Notes Series 2008A, 2009B&2010A (LOC: US Bank, NA)		0.03%		04/07/15	36,860,000	36,860,000

Alabama Public School & College Auth
Capital Improvement Bonds Series 2007 (GTY/LIQ: State Street Bank & Trust Co NA)	a	0.02%		04/07/15	28,655,000	28,655,000

Alabama Special Care Facility Financing Auth
RB (Ascension Health) Series 2006C1 (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	7,700,000	7,700,000

RB (Ascension Health) Series 2006C2 (LIQ: Bank of America, NA)	a	0.07%		04/07/15	6,180,000	6,180,000

Birmingham Water Works Board
Water RB Series 2011 (LIQ: Deutsche Bank AG)	a	0.18%		04/07/15	8,965,000	8,965,000

Water RB Series 2013B (LIQ: Barclays Bank Plc)	a	0.04%		04/07/15	10,310,000	10,310,000

Columbia IDB
Pollution Control Refunding RB (AL Power) Series 2014D		0.03%		04/07/15	5,000,000	5,000,000

Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: Credit Agricole Corporate and Investment Bank)		0.04%		04/07/15	30,000,000	30,000,000

Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: Swedbank AB)		0.04%		04/07/15	15,960,000	15,960,000

Mobile IDB
Pollution Control RB (AL Power) First Series 2009		0.03%		04/01/15	2,500,000	2,500,000

Pollution Control RB (AL Power) Series 2007C		0.04%		04/07/15	11,500,000	11,500,000

Troy Health Care Auth
Lease RB (Southeast AL Rural Health Assoc) Series 2003 (LOC: Federal Home Loan Bank)		0.02%		04/07/15	1,775,000	1,775,000

Tuscaloosa Cnty IDA
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2008A (LOC: Citibank, NA)		0.04%		04/07/15	10,000,000	10,000,000

Gulf Opportunity Zone Bonds (Hunt Refining) Series 2008C (LOC: Bank of Nova Scotia)		0.03%		04/07/15	13,000,000	13,000,000

Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011H (LOC: Bank of Nova Scotia)		0.03%		04/07/15	25,000,000	25,000,000

						228,200,000

 13

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Arizona 0.6%
Arizona Health Facilities Auth
RB (Banner Health) Series 2008D (LIQ: Morgan Stanley Bank NA)	a	0.08%		04/07/15	4,770,000	4,770,000

RB (Banner Health) Series 2014A (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	7,980,000	7,980,000

Maricopa Cnty IDA
Sr Living Facilities Refunding RB Series 2005A (LOC: Fannie Mae)		0.02%		04/07/15	12,190,000	12,190,000

						24,940,000

Arkansas 0.2%
Fort Smith
Bonds (Mitsubishi Power Systems Americas) Series 2010 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.05%		04/07/15	5,935,000	5,935,000

California 3.0%
California Educational Facilities Auth
RB (Life Chiropractic College West) Series 1999 (LOC: Bank of the West)		0.01%		04/07/15	100,000	100,000

California Health Facilities Financing Auth
RB (Sutter Health) Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	3,750,000	3,750,000

RB (Sutter Health) Series 2011D (LIQ: Citibank, NA)	a	0.03%		04/07/15	4,000,000	4,000,000

California Infrastructure & Economic Development Bank
RB (Casa Loma College) Series 2009 (LOC: Comerica Bank)		0.07%		04/07/15	3,425,000	3,425,000

California Pollution Control Financing Auth
Pollution Control Refunding RB (PG&E) Series 1996F (LOC: JPMorgan Chase Bank, NA)		0.01%		04/01/15	2,500,000	2,500,000

RB (Hilmar Cheese) Series 2010 (LOC: CoBank, ACB)		0.02%		04/07/15	5,285,000	5,285,000

Solid Waste Disposal RB (BLT Enterprises of Fremont) Series 2010 (LOC: MUFG Union Bank, NA)		0.03%		04/07/15	11,285,000	11,285,000

Coast CCD
GO Bonds Series 2006B (LIQ: Deutsche Bank AG)	a	0.07%		04/07/15	6,005,000	6,005,000

GO Bonds Series 2006B (LIQ: Wells Fargo & Co)	a	0.02%		04/07/15	9,465,000	9,465,000

Long Beach
RB (Memorial Health Services) Series 1991		0.02%		04/07/15	3,200,000	3,200,000

Los Angeles
Wastewater System Refunding RB Series 2005A (ESCROW/LIQ: Citibank, NA)	a	0.04%		04/07/15	2,250,000	2,250,000

Wastewater System Refunding RB Series 2005A (LIQ: Citibank, NA)	a	0.05%		04/07/15	750,000	750,000

Los Angeles CCD
GO Bonds Series 2007A (LIQ: Citibank, NA)	a	0.04%		04/07/15	8,700,000	8,700,000

Los Angeles Dept of Water & Power
Water System RB Series 2014A (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	4,700,000	4,700,000

Los Angeles USD
GO Refunding Bonds Series 2007A2 (LIQ: Wells Fargo & Co)	a	0.03%		04/07/15	15,200,000	15,200,000

Newport-Mesa USD
GO Bonds Series 2007 (LIQ: Deutsche Bank AG)	a	0.10%		04/07/15	2,250,000	2,250,000

Pittsburg Public Financing Auth
Water Refunding RB Series 2008 (LOC: Bank of the West)		0.03%		04/07/15	3,000,000	3,000,000

San Diego CCD
GO Bonds Series 2009 (LIQ: Deutsche Bank AG)	a	0.04%		04/07/15	5,000,000	5,000,000

San Diego Cnty Regional Transportation Commission
Limited Sales Tax RB Series 2008B (LIQ: JPMorgan Chase Bank, NA)		0.02%		04/07/15	23,715,000	23,715,000

14

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
San Francisco
Refunding COP Series 2010A (LIQ: Morgan Stanley Bank NA)	a	0.04%		04/07/15	3,340,000	3,340,000

						117,920,000

Colorado 2.3%
Broomfield Urban Renewal Auth
Tax Increment RB Series 2005 (LOC: BNP Paribas)		0.09%		04/07/15	18,745,000	18,745,000

Colorado Health Facilities Auth
RB (Sisters of Charity of Leavenworth Health System) Series 2013A (LIQ: Citibank, NA)	a	0.05%		04/07/15	1,000,000	1,000,000

RB (Sisters of Charity of Leavenworth Health System) Series 2013A (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	7,000,000	7,000,000

Lafayette
M/F Housing RB (Traditions) Series 2011A (LOC: Freddie Mac)		0.02%		04/07/15	12,450,000	12,450,000

Midcities Metropolitan District No. 1
Special Refunding RB Series 2004B (LOC: BNP Paribas)		0.10%		04/07/15	4,000,000	4,000,000

Parker Automotive Metropolitan District
GO Bonds Series 2005 (LOC: US Bank, NA)		0.03%		04/07/15	840,000	840,000

Sheridan Redevelopment Agency
Tax Increment Refunding RB (South Santa Fe Drive) Series 2011A1 (LOC: JPMorgan Chase Bank, NA)		0.05%		04/07/15	9,750,000	9,750,000

Univ of Colorado
Univ Enterprise RB Series 2011A (LIQ: Citibank, NA)	a	0.03%		04/07/15	8,000,000	8,000,000

Univ Enterprise RB Series 2013A (LIQ: Royal Bank of Canada)	a	0.02%		04/07/15	9,000,000	9,000,000

Univ Enterprise RB Series 2014A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	5,625,000	5,625,000

Univ of Colorado Hospital Auth
Revenue & Refunding RB Series 2015B	b	0.10%		10/27/15	9,570,000	9,570,000

Revenue & Refunding RB Series 2015C	b	0.10%		10/27/15	2,000,000	2,000,000

						87,980,000

Connecticut 0.1%
Connecticut
GO Refunding Notes Series 2014A		0.06%	04/02/15	01/01/16	2,500,000	2,500,000

Delaware 0.1%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2008A		0.04%		04/01/15	4,310,000	4,310,000

District of Columbia 2.3%
District of Columbia
GO Bonds Series 2007C (LIQ: Deutsche Bank AG)	a	0.07%		04/07/15	24,655,000	24,655,000

GO Bonds Series 2008E (GTY: Berkshire Hathaway Assurance Corp /LIQ: Bank of America, NA)	a	0.07%		04/07/15	3,305,000	3,305,000

Income Tax Secured Refunding RB Series 2012B (LIQ: Citibank, NA)	a	0.03%		04/07/15	6,200,000	6,200,000

Income Tax Secured Refunding RB Series 2014B		0.04%	04/02/15	12/01/15	2,715,000	2,715,000

RB (American Univ) Series 2006A (LOC: Royal Bank of Canada)		0.02%		04/07/15	16,000,000	16,000,000

District of Columbia HFA
M/F Housing RB (The Yards) Series 2012 (LOC: Federal Home Loan Bank)		0.04%		04/07/15	4,250,000	4,250,000

District of Columbia Water & Sewer Auth
Public Utility Sub Lien RB Series 2007A (LIQ: Citibank, NA)	a	0.04%		04/07/15	9,500,000	9,500,000

 15

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Public Utility Sub Lien Refunding RB Series 2008A (LIQ: Citibank, NA)	a	0.03%		04/07/15	9,360,000	9,360,000

Washington Convention Center Auth
Sr Lien Dedicated Tax Refunding RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Credit Suisse AG)	a	0.02%		04/07/15	14,495,000	14,495,000

						90,480,000

Florida 5.4%
Florida Housing Finance Corp
M/F Mortgage RB (Autumn Place Apts) Series 2008K1 (LOC: Federal Home Loan Bank)		0.02%		04/07/15	6,195,000	6,195,000

Florida State Board of Education
Public Education Capital Outlay Bonds Series 2006B (LIQ: US Bank, NA)	a	0.02%		04/07/15	9,940,000	9,940,000

Halifax Hospital Medical Center
Hospital Refunding & Improvement RB Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.04%		04/07/15	5,400,000	5,400,000

Jacksonville
RB Series 2008A (LOC: Bank of America, NA)		0.03%		04/07/15	8,700,000	8,700,000

JEA
Electric System Sub RB Series 2013C (LIQ: Citibank, NA)	a	0.04%		04/07/15	8,565,000	8,565,000

Miami-Dade Cnty
GO Bonds Series 2013A (GTY/LIQ: Royal Bank of Canada)	a	0.02%		04/07/15	33,420,000	33,420,000

GO Bonds Series 2014A (GTY/LIQ: Royal Bank of Canada)	a	0.02%		04/07/15	19,410,000	19,410,000

Seaport RB Series 2014A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.02%		04/07/15	5,000,000	5,000,000

Transit System Sales Surtax RB Series 2006 (LIQ: Citibank, NA)	a	0.04%		04/07/15	7,640,000	7,640,000

Orlando Utilities Commission
Utility System RB Series 2008-1 (LIQ: JPMorgan Chase Bank, NA)		0.03%		04/07/15	47,035,000	47,035,000

Utility System Refunding RB Series 2011A	b	0.13%		10/27/15	5,000,000	5,000,000

Orlando-Orange Cnty Expressway Auth
RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.04%		04/07/15	3,400,000	3,400,000

RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.05%		04/07/15	1,600,000	1,600,000

Palm Beach Cnty
RB (Norton Gallery & School of Art) Series 1995 (LOC: Northern Trust Co)		0.02%		04/07/15	10,135,000	10,135,000

Palm Beach Cnty Solid Waste Auth
RB Series 2009A (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.04%		04/07/15	2,275,000	2,275,000

Polk Cnty
Health System RB (BayCare Health) Series 2012A1	b	0.10%		10/27/15	12,500,000	12,500,000

South Miami Health Facilities Auth
Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: Credit Suisse AG)	a	0.02%		04/07/15	5,375,000	5,375,000

Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		04/07/15	5,185,000	5,185,000

Tallahassee
Energy System RB Series 2007 (LIQ: Citibank, NA)	a	0.04%		04/07/15	9,705,000	9,705,000

Energy System RB Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.04%		04/07/15	4,995,000	4,995,000

						211,475,000

Georgia 2.4%
Bartow Cnty Development Auth
Pollution Control RB (GA Power) First Series 2009		0.06%		04/07/15	25,000,000	25,000,000

16

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Burke Cnty Development Auth
Pollution Control RB (GA Power) First Series 2009		0.01%		04/01/15	3,640,000	3,640,000

Floyd Cnty Development Auth
Pollution Control RB (GA Power) First Series 1996		0.03%		04/01/15	780,000	780,000

Georgia
GO Bonds Series 2007E (LIQ: Wells Fargo & Co)	a	0.04%		04/07/15	5,045,000	5,045,000

Main St Natural Gas
RB Series 2010A1 (LOC: Royal Bank of Canada)		0.08%	04/02/15	06/01/15	12,000,000	12,000,000

RB Series 2010A2 (LOC: Royal Bank of Canada)		0.08%	04/02/15	08/03/15	12,000,000	12,000,000

Monroe Cnty Development Auth
Pollution Control RB (GA Power) First Series 2009		0.04%		04/07/15	11,200,000	11,200,000

Putnam Cnty Development Auth
Pollution Control RB (GA Power Plant Branch) Second Series 1997		0.03%		04/01/15	18,300,000	18,300,000

Pollution Control RB (GA Power) First Series 1996		0.03%		04/01/15	3,985,000	3,985,000

						91,950,000

Hawaii 0.3%
Hawaii
GO Bonds Series 2007DJ (LIQ: State Street Bank & Trust Co NA)	a	0.02%		04/07/15	4,995,000	4,995,000

RB (Queen’s Health) Series 2015B	b	0.16%		10/27/15	3,270,000	3,270,000

RB (Queen’s Health) Series 2015C	b	0.16%		10/27/15	3,000,000	3,000,000

						11,265,000

Idaho 0.2%
Idaho Health Facilities Auth
Hospital RB (Trinity Health) Series 2013-ID	b	0.09%		10/27/15	8,110,000	8,110,000

Illinois 6.8%
Bartlett
ULT Ad Valorem Tax Bonds Series 2004 (LOC: Fifth Third Bank)		0.07%		04/07/15	8,320,000	8,320,000

Bloomington
GO Bonds Series 2004 (LIQ: JPMorgan Chase Bank, NA)		0.07%		04/07/15	9,600,000	9,600,000

Bloomington-Normal Airport Auth
GO Bonds Series 2012 (LOC: Northern Trust Co)		0.07%		04/07/15	4,580,000	4,580,000

Bolingbrook
Tax Increment Jr Lien RB Series 2005 (LOC: Sumitomo Mitsui Banking Corp)		0.28%		04/07/15	5,645,000	5,645,000

Chicago
Second Lien Water Refunding RB Series 2004-3 (LOC: State Street Bank & Trust Co NA)		0.02%		04/07/15	600,000	600,000

Chicago Park District
LT GO Park Bonds Series 2014A (LIQ: Citibank, NA)	a	0.03%		04/07/15	5,100,000	5,100,000

ULT GO Bonds Series 2010C (LIQ: JPMorgan Chase Bank, NA)	a	0.12%		04/07/15	3,000,000	3,000,000

Harris Cnty Health Facilities Development Corp
Hospital RB (Memorial Hermann Healthcare) Series 2008A1 (GTY/LIQ: Royal Bank of Canada)	a	0.02%		04/07/15	12,000,000	12,000,000

Illinois
GO Bonds Series October 2003B2 (LOC: PNC Bank NA)		0.01%		04/07/15	2,200,000	2,200,000

GO Bonds Series October 2003B3 (LOC: Wells Fargo Bank, NA)		0.01%		04/07/15	2,900,000	2,900,000

GO Bonds Series October 2003B6 (LOC: Northern Trust Co)		0.03%		04/07/15	7,000,000	7,000,000

Illinois Finance Auth
IDRB (Radiological Society of North America) Series 1997 (LOC: JPMorgan Chase Bank, NA)		0.14%		04/07/15	555,000	555,000

RB (Advocate Health Care) Series 2011B	b	0.14%		10/27/15	11,900,000	11,900,000

 17

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Fenwick High School) Series 1997 (LOC: PNC Bank NA)		0.03%		04/07/15	2,000,000	2,000,000

RB (Garrett-Evangelical Theological Seminary) Series 2010 (LOC: Federal Home Loan Bank)		0.02%		04/07/15	4,205,000	4,205,000

RB (Kohl Children’s Museum) Series 2004 (LOC: Northern Trust Co)		0.04%		04/07/15	820,000	820,000

RB (Lake Forest College) Series 2008 (LOC: Northern Trust Co)		0.04%		04/07/15	2,500,000	2,500,000

RB (Northwestern Memorial Hospital) Series 2007A3 (LIQ: JPMorgan Chase Bank, NA)		0.04%		04/07/15	2,800,000	2,800,000

RB (Perspectives Charter School) Series 2003 (LOC: BMO Harris Bank NA)		0.07%		04/07/15	4,300,000	4,300,000

RB (Regency Park at Lincolnwood) Series 1991B (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.05%		04/07/15	12,981,000	12,981,000

RB (Riverside Health) Series 2006A (LOC: JPMorgan Chase Bank, NA)		0.03%		04/07/15	6,900,000	6,900,000

RB (Trinity Health) Series 2011IL (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	1,715,000	1,715,000

RB (Univ of Chicago Medical Center) Series 2011C (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		04/07/15	7,670,000	7,670,000

RB (Univ of Chicago) Series 2007 (LIQ: Branch Banking & Trust Co)	a	0.02%		04/07/15	4,725,000	4,725,000

RB (Univ of Chicago) Series 2013A (LIQ: Citibank, NA)	a	0.03%		04/07/15	3,000,000	3,000,000

RB (YMCA of Metropolitan Chicago) Series 2001 (LOC: BMO Harris Bank NA)		0.04%		04/07/15	18,700,000	18,700,000

Refunding RB (North Shore Univ Health) Series 2010 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	2,000,000	2,000,000

Refunding RB (Presbyterian Homes Lake Forest Place) Series 2006 (LOC: Northern Trust Co)		0.04%		04/07/15	7,220,000	7,220,000

Illinois Health Facilities Auth
RB (Evanston Hospital Corp) Series 1996 (LIQ: JPMorgan Chase Bank, NA)		0.05%		04/07/15	14,500,000	14,500,000

RB (Riverside Health) Series 2002B (LOC: JPMorgan Chase Bank, NA)		0.03%		04/07/15	3,425,000	3,425,000

Illinois Housing Development Auth
M/F Housing RB (Brookhaven Apts) Series 2008 (LOC: Freddie Mac)		0.10%		04/07/15	8,605,000	8,605,000

Illinois Regional Transportation Auth
GO Bonds Series 2000A (LIQ: Bank of America, NA)	a	0.10%		04/07/15	6,665,000	6,665,000

GO Refunding Bonds Series 1999 (LIQ: Citibank, NA)	a	0.04%		04/07/15	9,900,000	9,900,000

Illinois Toll Highway Auth
Sr RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	1,215,000	1,215,000

Sr RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		04/07/15	6,185,000	6,185,000

Sr Refunding RB Series 2008A1a (LIQ: JPMorgan Chase Bank, NA)		0.03%		04/07/15	35,310,000	35,310,000

Sr Refunding RB Series 2008A2 (LIQ: JPMorgan Chase Bank, NA)		0.04%		04/07/15	8,000,000	8,000,000

Toll Highway Sr RB Series 2014B (LIQ: State Street Bank & Trust Co NA)	a	0.03%		04/07/15	8,000,000	8,000,000

Metropolitan Water Reclamation District of Greater Chicago
ULT GO Refunding Bonds Series 2007A (LIQ: State Street Bank & Trust Co NA)	a	0.02%		04/07/15	10,350,000	10,350,000

						267,091,000

Indiana 1.7%
Indiana Finance Auth
Economic Development RB (AC Grain) Series 2012 (LOC: CoBank, ACB)		0.03%		04/07/15	28,500,000	28,500,000

18

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Health System RB (Sisters of St. Francis Health Services) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		04/07/15	5,000,000	5,000,000

Hospital RB (Indiana Univ Health) Series 2011C (LOC: Northern Trust Co)		0.01%		04/07/15	7,330,000	7,330,000

RB (Ascension Health) Series 2008E4		0.02%		04/07/15	700,000	700,000

RB (Indiana Univ Health) Series 2011L&M (GTY/LIQ: Royal Bank of Canada)	a	0.02%		04/07/15	15,200,000	15,200,000

Refunding & RB (Trinity Health) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	2,000,000	2,000,000

Revenue & Refunding Bonds (Trinity Health) Series 2009A & 2010B (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		04/07/15	7,050,000	7,050,000

Rockport
Pollution Control Refunding RB (American Electric Power) Series 1995A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.03%		04/07/15	1,000,000	1,000,000

						66,780,000

Iowa 2.0%
Iowa Finance Auth
Midwestern Disaster Area RB (Cargill) Series 2009B		0.05%		04/07/15	19,000,000	19,000,000

Midwestern Disaster Area RB (Cargill) Series 2012A		0.04%		04/07/15	17,500,000	17,500,000

Midwestern Disaster Area RB (Farmers Cooperative) Series 2010 (LOC: CoBank, ACB)		0.02%		04/07/15	10,000,000	10,000,000

Midwestern Disaster Area RB (Geneseo Communications) Series 2012 (LOC: US Bank, NA)		0.02%		04/07/15	12,500,000	12,500,000

Midwestern Disaster Area RB (HF Chlor-Alkali) Series 2012 (LOC: US Bank, NA)		0.07%		04/07/15	15,000,000	15,000,000

Iowa Higher Education Loan Auth
Private College Facility RB (Univ of Dubuque) Series 2004 (LOC: Fifth Third Bank)		0.04%		04/01/15	2,200,000	2,200,000

						76,200,000

Kansas 0.5%
Kansas Department of Transportation
Highway Refunding RB Series 2014B1		0.11%	04/01/15	09/01/15	2,400,000	2,400,000

Kansas Development Finance Auth
Hospital Refunding RB (Adventist Health/Sunbelt) Series 2012A (LIQ: Barclays Bank Plc)	a	0.04%		04/07/15	4,535,000	4,535,000

Olathe
Health Facilities RB (Olathe Medical Center) Series 2010B (LOC: Bank of America, NA)		0.03%		04/01/15	5,820,000	5,820,000

Shawnee
M/F Housing Refunding RB (Pinegate West Apts) Series 2008A (LOC: BMO Harris Bank NA)		0.04%		04/07/15	5,375,000	5,375,000

						18,130,000

Kentucky 0.1%
Kentucky Economic Development Finance Auth
Hospital RB (Baptist Healthcare) Series 2009B3 (LOC: Branch Banking & Trust Co)		0.02%		04/07/15	600,000	600,000

Richmond
Lease Program RB Series 2006A (LOC: US Bank, NA)		0.03%		04/07/15	3,335,000	3,335,000

						3,935,000

 19

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Louisiana 1.0%
Ascension Parish IDB
RB (BASF SE) Series 2009		0.04%		04/07/15	15,000,000	15,000,000

Louisiana Local Government Environmental Facilities & Community Development Auth
RB (Louise S. McGehee School) Series 2010 (LOC: Federal Home Loan Bank)		0.04%		04/07/15	5,687,500	5,687,500

Louisiana Public Facilities Auth
RB (Dynamic Fuels) Series 2008 (LOC: Bank of America, NA)		0.02%		04/01/15	5,000,000	5,000,000

Shreveport Home Mortgage Auth
M/F Housing Refunding RB (Summer Pointe) Series 2004 (LOC: Fannie Mae)		0.02%		04/07/15	3,590,000	3,590,000

St. Tammany Parish Development District
RB (BCS Development) Series 2008 (LOC: Federal Home Loan Bank)		0.04%		04/07/15	3,320,000	3,320,000

RB (Main St Holdings) Series 2006A (LOC: Federal Home Loan Bank)		0.04%		04/07/15	5,060,000	5,060,000

						37,657,500

Maine 1.1%
Maine Finance Auth
RB (Foxcroft Academy) Series 2008 (LOC: TD Bank NA)		0.02%		04/07/15	11,750,000	11,750,000

Maine Health & Higher Educational Facilities Auth
RB Series 2006F (GTY/LIQ: US Bank, NA)	a	0.02%		04/07/15	29,440,000	29,440,000

						41,190,000

Maryland 0.4%
Baltimore
Water RB Series 2013A (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	4,700,000	4,700,000

Maryland Health & Higher Educational Facilities Auth
RB (Johns Hopkins Univ) Series 2008A (LIQ: Branch Banking & Trust Co)	a	0.02%		04/07/15	7,600,000	7,600,000

Montgomery Cnty
Economic Development RB (Riderwood Village) Series 2004 (LOC: Manufacturers & Traders Trust Co)		0.04%		04/07/15	4,205,000	4,205,000

						16,505,000

Massachusetts 1.5%
Massachusetts
GO Bonds Consolidated Loan Series 2007A (LIQ: Societe Generale)	a	0.03%		04/07/15	3,845,000	3,845,000

GO Bonds Consolidated Loan Series 2007C (ESCROW/LIQ: Credit Suisse AG)	a	0.04%		04/07/15	1,000,000	1,000,000

GO Refunding Bonds Series 2004A (LIQ: JPMorgan Chase Bank, NA)	a	0.04%		04/07/15	2,000,000	2,000,000

Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds Series 2010A	b	0.11%		10/27/15	4,235,000	4,235,000

Massachusetts Dept of Transportation
Sub RB (Contract Assistance Secured) Series 2010A7 (LIQ: TD Bank NA)		0.02%		04/07/15	7,200,000	7,200,000

Massachusetts Development Finance Agency
RB (Boston Univ) Series U3 (LOC: Northern Trust Co)		0.01%		04/07/15	4,800,000	4,800,000

Massachusetts Health & Educational Facilities Auth
RB (Museum of Fine Arts) Series 2007A2		0.05%		04/01/15	2,000,000	2,000,000

RB (Partners HealthCare) Series P2 (LIQ: JPMorgan Chase Bank, NA)		0.01%		04/07/15	15,385,000	15,385,000

20

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (UMass) Series 2007E&F (LIQ: US Bank, NA)	a	0.02%		04/07/15	6,985,000	6,985,000

Univ of Massachusetts Building Auth
RB Sr Series 2013-1 (LIQ: Citibank, NA)	a	0.03%		04/07/15	5,840,000	5,840,000

RB Sr Series 2014-1 (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	1,300,000	1,300,000

Refunding RB Sr Series 2013-3 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	4,050,000	4,050,000

						58,640,000

Michigan 1.5%
Kent Hospital Finance Auth
Refunding RB (Spectrum Health) Series 2015A	b	0.10%		10/27/15	6,070,000	6,070,000

Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI3 (GTY/LIQ: Royal Bank of Canada)	a	0.02%		04/07/15	16,495,000	16,495,000

Michigan Higher Education Facilities Auth
Limited Obligation RB (Spring Arbor Univ) Series 2010 (LOC: Comerica Bank)		0.05%		04/07/15	3,300,000	3,300,000

Michigan State Hospital Finance Auth
RB (Ascension Health) Series 2010	b	0.08%		10/27/15	10,110,000	10,110,000

RB (Trinity Health Credit Group) Series 2005F		0.01%		04/07/15	7,400,000	7,400,000

Michigan State Strategic Fund
Limited Obligation RB (Kroger) Series 2010 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.02%		04/07/15	9,500,000	9,500,000

Michigan State Univ
GO Bonds Series 2013A (LIQ: State Street Bank & Trust Co NA)	a	0.02%		04/07/15	5,000,000	5,000,000

						57,875,000

Minnesota 0.1%
Bloomington
M/F Housing Refunding RB (Bristol Village Apts) Series 2002A1 (LOC: Fannie Mae)		0.03%		04/07/15	3,745,000	3,745,000

Mississippi 0.3%
Mississippi Development Bank
Special Obligation Bonds Series 2012 (LIQ: Credit Suisse AG)	a	0.02%		04/07/15	10,000,000	10,000,000

Missouri 0.5%
Missouri Health & Educational Facilities Auth
Health Facilities RB (Bethesda Health) Series 2013B (LOC: Bank of America, NA)		0.03%		04/01/15	1,690,000	1,690,000

Health Facilities RB (BJC Health) Series 2013B (LIQ: Royal Bank of Canada)	a	0.02%		04/07/15	9,000,000	9,000,000

Health Facilities RB (BJC Health) Series 2013C	b	0.09%		10/27/15	5,000,000	5,000,000

St. Charles Cnty IDA
IDRB (Patriot Machine) Series 2007 (LOC: Federal Home Loan Bank)		0.03%		04/07/15	4,850,000	4,850,000

						20,540,000

Nebraska 1.3%
Custer Cnty
Midwestern Disaster RB (The Andersons) Series 2011 (LOC: US Bank, NA)		0.02%		04/07/15	21,000,000	21,000,000

South Sioux City
IDRB (NATURES BioReserve) Series 2010 (LOC: Bank of America, NA)		0.14%		04/07/15	25,000,000	25,000,000

 21

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Washington Cnty
IDRB (Cargill) Series 2010		0.05%		04/07/15	5,000,000	5,000,000

						51,000,000

Nevada 1.2%
Clark Cnty
Airport Passenger Facility Charge RB Series 2007A2 (GTY/LIQ: US Bank, NA)	a	0.02%		04/07/15	4,735,000	4,735,000

Economic Development Refunding RB (Bishop Gorman HS) Series 2011 (LOC: Bank of America, NA)		0.03%		04/07/15	14,690,000	14,690,000

Clark Cnty SD
LT GO Bonds Series 2006B (GTY/LIQ: State Street Bank & Trust Co NA)	a	0.02%		04/07/15	10,000,000	10,000,000

Las Vegas
RB (Andre Agassi Charitable Foundation) Series 2005 (LOC: Bank of America, NA)		0.04%		04/07/15	4,300,000	4,300,000

Truckee Meadows Water Auth
Water Refunding RB Series 2007 (LIQ: Wells Fargo & Co)	a	0.02%		04/07/15	11,795,000	11,795,000

						45,520,000

New Hampshire 0.2%
New Hampshire Business Finance Auth
Limited Obligation RB (Canam Steel Corp) Series 2010 (LOC: Comerica Bank)		0.12%		04/07/15	8,500,000	8,500,000

New Hampshire Health & Education Facilities Auth
RB (St. Anselm College) Series 2008 (LOC: Federal Home Loan Bank)		0.02%		04/07/15	1,270,000	1,270,000

						9,770,000

New Jersey 0.6%
New Jersey
TRAN Series Fiscal 2015 (GTY/LIQ: JPMorgan Chase Bank, NA)	a	0.04%		04/01/15	8,500,000	8,500,000

New Jersey Economic Development Auth
GO Lease RB (Rutgers Univ) Series 2013 (LIQ: Credit Suisse AG)	a	0.02%		04/07/15	3,500,000	3,500,000

Transportation System Bonds Series 2005B&2006A & School Facilities Construction Refunding Bonds Series 2005K (GTY/LIQ: State Street Bank & Trust Co NA)	a	0.02%		04/07/15	8,520,000	8,520,000

Rutgers State Univ
GO Bonds Series 2013L (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	2,500,000	2,500,000

						23,020,000

New York 6.3%
Metropolitan Transportation Auth
Transportation RB Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.03%		04/07/15	2,305,000	2,305,000

Monroe Security & Safety Systems Local Development Corp
RB Series 2010 (LOC: Manufacturers & Traders Trust Co)		0.02%		04/07/15	16,130,000	16,130,000

New York City
GO Bonds Fiscal 2005 Series C3 (LIQ: Credit Suisse AG)	a	0.02%		04/07/15	4,000,000	4,000,000

GO Bonds Fiscal 2006 Series J1 (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	6,115,000	6,115,000

GO Bonds Fiscal 2009 Series I1 (LIQ: Deutsche Bank AG)	a	0.08%		04/07/15	8,250,000	8,250,000

GO Bonds Fiscal 2015 Series B (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	2,800,000	2,800,000

New York City Housing Development Corp
M/F Housing RB Series 2009C1 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	2,000,000	2,000,000

22

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2005 Series D (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	570,000	570,000

Water & Sewer System RB Fiscal 2008 Series DD (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	7,845,000	7,845,000

Water & Sewer System RB Fiscal 2009 Series DD (LIQ: Citibank, NA)	a	0.04%		04/07/15	1,280,000	1,280,000

Water & Sewer System RB Fiscal 2009 Series GG2 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	500,000	500,000

Water & Sewer System RB Fiscal 2012 Series AA (LIQ: Citibank, NA)	a	0.03%		04/07/15	7,000,000	7,000,000

Water & Sewer System RB Fiscal 2013 Series CC (LIQ: Barclays Bank Plc)	a	0.03%		04/07/15	1,335,000	1,335,000

Water & Sewer System Second General Resolution RB Fiscal 2013 Series BB (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	3,750,000	3,750,000

New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S2 (LIQ: Citibank, NA)	a	0.04%		04/07/15	12,300,000	12,300,000

Building Aid RB Fiscal 2008 Series S1 (LIQ: Citibank, NA)	a	0.03%		04/07/15	4,000,000	4,000,000

Building Aid RB Fiscal 2009 Series S3 (LIQ: Deutsche Bank AG)	a	0.14%		04/07/15	8,465,000	8,465,000

Future Tax Secured Sub Bonds Fiscal 2014 Series B3 (LIQ: Barclays Bank Plc)		0.01%		04/01/15	1,240,000	1,240,000

Future Tax Secured Sub Bonds Fiscal 2015 Series B1 (LIQ: Credit Suisse AG)	a	0.03%		04/07/15	9,920,000	9,920,000

New York City Trust for Cultural Resources
Refunding RB (Lincoln Center) Series 2008A1 (LOC: JPMorgan Chase Bank, NA)		0.02%		04/01/15	1,400,000	1,400,000

New York Convention Center Development Corp
RB Series 2005 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Credit Suisse AG)	a	0.02%		04/07/15	14,435,000	14,435,000

RB Series 2005 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	5,205,000	5,205,000

New York Liberty Development Corp
Liberty RB (1 World Trade Center) Series 2011 (LIQ: JPMorgan Chase Bank, NA)	a	0.04%		04/07/15	25,010,000	25,010,000

RB (Goldman Sachs HQ) Series 2005 (GTY/LIQ: Wells Fargo & Co)	a	0.02%		04/07/15	7,000,000	7,000,000

New York State Dormitory Auth
Mental Health Services Facilities RB Series 2003D2F (LIQ: JPMorgan Chase Bank, NA)		0.03%		04/07/15	9,590,000	9,590,000

State Personal Income Tax RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	6,000,000	6,000,000

State Personal Income Tax RB Series 2014E (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	2,500,000	2,500,000

State Personal Income Tax RB Series 2015A (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	4,000,000	4,000,000

State Personal Income Tax Refunding RB Series 2012A (LIQ: JPMorgan Chase Bank, NA)	a	0.06%		04/07/15	9,405,000	9,405,000

New York State Environmental Facilities Corp
Clean & Drinking Water Revolving Funds RB Series 2012D (LIQ: Barclays Bank Plc)	a	0.03%		04/07/15	4,000,000	4,000,000

New York State HFA
Housing RB (10 Liberty St) Series 2003A (LOC: Freddie Mac)		0.02%		04/07/15	1,600,000	1,600,000

Housing RB (160 Madison Ave) Series 2014A (LOC: PNC Bank NA)		0.02%		04/01/15	3,500,000	3,500,000

 23

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
New York State Power Auth
RB Series 2007A (LIQ: Citibank, NA)	a	0.04%		04/07/15	6,835,000	6,835,000

New York State Urban Development Corp
State Personal Income Tax RB Series 2004A3A (LIQ: JPMorgan Chase Bank, NA)		0.03%		04/07/15	6,900,000	6,900,000

State Personal Income Tax RB Series 2004A3D (LIQ: JPMorgan Chase Bank, NA)		0.03%		04/07/15	17,585,000	17,585,000

State Personal Income Tax RB Series 2013A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	4,465,000	4,465,000

State Personal Income Tax RB Series 2013C (LIQ: State Street Bank & Trust Co NA)	a	0.02%		04/07/15	3,000,000	3,000,000

State Personal Income Tax RB Series 2014A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	9,000,000	9,000,000

Port Auth of New York & New Jersey
Consolidated Bonds 144th Series (LIQ: Citibank, NA)	a	0.03%		04/07/15	525,000	525,000

Ramapo Housing Auth
RB (Fountainview at College Road) Series 1998 (LOC: Manufacturers & Traders Trust Co)		0.12%		04/07/15	5,440,000	5,440,000

						247,200,000

North Carolina 1.1%
Mecklenburg Cnty
GO Refunding Bonds Series 2009D	b	0.12%		10/27/15	8,975,000	8,975,000

North Carolina
Limited Obligation Bonds Series 2008A (LIQ: Branch Banking & Trust Co)	a	0.02%		04/07/15	3,500,000	3,500,000

North Carolina Capital Facilities Finance Agency
RB (Duke Univ) Series 2006A (LIQ: Wells Fargo & Co)	a	0.02%		04/07/15	6,830,000	6,830,000

RB (Guilford College) Series 2005B (LOC: Branch Banking & Trust Co)		0.02%		04/07/15	7,275,000	7,275,000

North Carolina Infrastructure Finance Corp
COP Series 2007A (LIQ: Wells Fargo & Co)	a	0.02%		04/07/15	10,085,000	10,085,000

North Carolina Medical Care Commission
Hospital Refunding RB (Cone Health) Series 2011B	b	0.14%		10/27/15	5,000,000	5,000,000

Hospital Refunding RB (Wayne Memorial Hospital) Series 2009 (LOC: Branch Banking & Trust Co)		0.03%		04/07/15	1,800,000	1,800,000

						43,465,000

North Dakota 0.2%
Richland Cnty
RB (Minn-Dak Farmers Coop) Series 2010B (LOC: CoBank, ACB)		0.02%		04/07/15	7,000,000	7,000,000

Ohio 0.5%
Allen Cnty
Hospital Facilities Refunding RB (Catholic Health Partners) Series 2012A (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	7,500,000	7,500,000

Franklin Cnty
RB (OhioHealth) Series 2011C		0.05%	04/02/15	06/03/15	2,940,000	2,940,000

RB (Trinity Health) Series 2013-OH	b	0.09%		10/27/15	1,300,000	1,300,000

Northeast Ohio Regional Sewer District
Wastewater RB Series 2013 (LIQ: State Street Bank & Trust Co NA)	a	0.03%		04/07/15	4,375,000	4,375,000

Ohio Water Development Auth
Refunding RB (TimkenSteel) Series 2001 (LOC: Northern Trust Co)		0.02%		04/07/15	3,000,000	3,000,000

						19,115,000

24

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Oklahoma 0.6%
Oklahoma Turnpike Auth
Second Sr Refunding RB Series 2006B (GTY/LIQ: Royal Bank of Canada)	a	0.02%		04/07/15	24,085,000	24,085,000

Oregon 0.2%
Oregon
Business Development RB (Sage Hollow Ranch) Series 223 (LOC: CoBank, ACB)		0.02%		04/07/15	3,000,000	3,000,000

Portland CCD
GO Bonds Series 2013 (LIQ: Credit Suisse AG)	a	0.02%		04/07/15	3,000,000	3,000,000

						6,000,000

Pennsylvania 2.1%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010B1&B2 (GTY/LIQ: Royal Bank of Canada)	a	0.02%		04/07/15	29,000,000	29,000,000

RB (Univ of Pittsburgh Medical Center) Series 2010C (GTY/LIQ: Royal Bank of Canada)	a	0.02%	04/02/15	04/07/15	9,700,000	9,700,000

Allegheny Cnty IDA
RB (Oakland Catholic HS) Series 2012 (LOC: PNC Bank NA)		0.03%		04/07/15	4,150,000	4,150,000

Cumberland Cnty Municipal Auth
RB (Presbyterian Homes) Series 1993A (LOC: Manufacturers & Traders Trust Co)		0.03%		04/07/15	4,000,000	4,000,000

Dallastown Area SD
GO Notes Series 2015		1.25%		04/15/16	1,000,000	1,009,609

Lancaster Cnty Hospital Auth
Health Center RB (Masonic Homes) Series 2008D (LOC: JPMorgan Chase Bank, NA)		0.01%		04/01/15	6,080,000	6,080,000

RB (Landis Homes Retirement Community) Series 2009 (LOC: Manufacturers & Traders Trust Co)		0.07%		04/07/15	6,390,000	6,390,000

Pennsylvania
GO Bonds First Series 2014 (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	800,000	800,000

GO Refunding Bonds Third Series 2004 (LIQ: State Street Bank & Trust Co NA)	a	0.02%		04/07/15	1,200,000	1,200,000

Pennsylvania HFA
S/F Mortgage RB Series 2009-105C (LIQ: Bank of America, NA)	a	0.05%		04/07/15	3,000,000	3,000,000

Pennsylvania State Univ
Bonds Series 2007A (GTY/LIQ: US Bank, NA)	a	0.02%		04/07/15	2,700,000	2,700,000

Philadelphia IDA
Healthcare RB (Greater Philadelphia Health Action) Series 2008 (LOC: Bank of America, NA)		0.09%		04/07/15	5,100,000	5,100,000

Univ of Pittsburgh
Bonds Series 2005A (LIQ: Barclays Bank Plc)	a	0.04%		04/07/15	6,665,000	6,665,000

Bonds Series 2009B (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	3,925,000	3,925,000

						83,719,609

South Carolina 0.2%
Charleston Educational Excellence Financing Corporation
Installment Purchase Refunding RB Series 2013B (LIQ: Credit Suisse AG)	a	0.02%		04/07/15	975,000	975,000

Cherokee Cnty
IDRB (Newark Electronics) Series 1985 (LOC: Bank of America, NA)		0.31%		04/07/15	6,500,000	6,500,000

						7,475,000

 25

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Tennessee 0.9%
Chattanooga IDB
Lease Rental Refunding RB Series 2007 (LIQ: Royal Bank of Canada)	a	0.04%		04/07/15	3,000,000	3,000,000

Clarksville Public Building Auth
Pooled Financing RB (Tennessee Municipal Bond Fund) Series 1995 (LOC: Bank of America, NA)		0.06%		04/07/15	4,975,000	4,975,000

Loudon IDB
Pollution Control Refunding RB (A.E. Staley Manufacturing) Series 1991 (LOC: Citibank, NA)		0.02%		04/07/15	16,200,000	16,200,000

Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1995 (LOC: Bank of America, NA)	a	0.06%		04/07/15	2,580,000	2,580,000

Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1997 (LOC: Bank of America, NA)		0.06%		04/07/15	2,395,000	2,395,000

Sevier Cnty Public Building Auth
Local Government RB Series VD1 (LOC: Bank of America, NA)		0.02%		04/07/15	5,900,000	5,900,000

						35,050,000

Texas 6.2%
Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB Series 2007 (LIQ: Credit Suisse AG)	a	0.02%		04/07/15	2,500,000	2,500,000

Grand Parkway Transportation Corp
Sub Tier Toll RB Series 2013B (LIQ: Bank of America, NA)	a	0.03%		04/07/15	5,270,000	5,270,000

Sub Tier Toll RB Series 2013B (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	5,000,000	5,000,000

Sub Tier Toll RB Series 2013B (LIQ: State Street Bank & Trust Co NA)	a	0.03%		04/07/15	7,000,000	7,000,000

Harris Cnty
Toll Road Sr Lien RB Series 2009A (LIQ: Credit Suisse AG)	a	0.02%		04/07/15	9,190,000	9,190,000

Toll Road Sub Lien ULT Refunding RB Series 2007C (LIQ: Wells Fargo & Co)	a	0.02%		04/07/15	12,850,000	12,850,000

Harris Cnty Cultural Education Facilities Finance Corp
Hospital RB (Memorial Hermann Health) Series 2014C		0.01%		04/07/15	4,695,000	4,695,000

Hospital Refunding RB (Memorial Hermann Healthcare) Series 2010B (GTY/LIQ: Royal Bank of Canada)	a	0.02%		04/07/15	10,000,000	10,000,000

Harris Cnty Flood Control District
Contract Tax Bonds Series 2010A (LIQ: Bank of America, NA)	a	0.05%		04/07/15	5,500,000	5,500,000

Harris Cnty Metropolitan Transit Auth
Sales & Use Tax Bonds Series 2011A (LIQ: Royal Bank of Canada)	a	0.02%		04/07/15	4,500,000	4,500,000

Houston
Water & Sewer System Jr Lien Refunding RB Series 1998A (LIQ: Deutsche Bank AG)	a	0.11%		04/07/15	8,215,000	8,215,000

Metropolitan Higher Education Auth
Higher Education RB (Univ of Dallas) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.06%		04/07/15	10,540,000	10,540,000

North East ISD
ULT GO Bonds Series 2007A (GTY: TX Permanent School Fund /LIQ: US Bank, NA)	a	0.02%		04/07/15	8,255,000	8,255,000

North Texas Municipal Water District
Water System RB Series 2008 (LIQ: Bank of America, NA)	a	0.04%		04/07/15	4,565,000	4,565,000

Port Arthur Navigation District IDC
Exempt Facilities RB (Total Petrochemicals & Refining USA) Series 2012A		0.03%		04/07/15	20,000,000	20,000,000

26

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Exempt Facilities RB (Total Petrochemicals & Refining USA) Series 2012B		0.03%		04/07/15	10,000,000	10,000,000

RB (TOTAL Petrochemicals USA) Series 2011		0.03%		04/07/15	8,000,000	8,000,000

San Antonio
Electric & Gas Systems RB Series 2013 (LIQ: Royal Bank of Canada)	a	0.02%		04/07/15	5,000,000	5,000,000

Electric & Gas Systems Refunding RB New Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	4,020,000	4,020,000

Tax & Revenue COP Series 2006 (LIQ: Wells Fargo & Co)	a	0.08%		04/07/15	9,038,000	9,038,000

San Antonio Public Facilities Corp
Lease Refunding RB Series 2012 (LIQ: State Street Bank & Trust Co NA)	a	0.02%		04/07/15	10,005,000	10,005,000

Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Texas Health Resources) Series 2007B (LIQ: Bank of America, NA)	a	0.12%		04/07/15	5,625,000	5,625,000

RB (Texas Health Resources) Series 2008B		0.04%		04/07/15	19,000,000	19,000,000

RB (Texas Health Resources) Series 2010 (LIQ: Wells Fargo Bank, NA)	a	0.03%		04/07/15	1,960,000	1,960,000

Texas
GO Bonds Series 2010C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.02%		04/07/15	6,000,000	6,000,000

Veterans Bonds Series 2012B (LIQ: Sumitomo Mitsui Banking Corp)		0.02%		04/07/15	2,940,000	2,940,000

Veterans Bonds Series 2014A (LIQ: Bank of America, NA)		0.02%		04/07/15	12,620,000	12,620,000

Veterans Bonds Series 2014D (LIQ: State Street Bank & Trust Co NA)		0.04%		04/07/15	16,890,000	16,890,000

Texas A&M Univ
Financing System RB Series 2010B (LIQ: Barclays Bank Plc)	a	0.04%		04/07/15	1,500,000	1,500,000

Texas Transportation Commission
GO Mobility Fund Refunding Bonds Series 2014 (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	4,000,000	4,000,000

Univ of Houston
Consolidated Refunding RB Series 2008 (LIQ: Bank of America, NA)	a	0.07%		04/07/15	5,540,000	5,540,000

						240,218,000

Utah 0.4%
Utah Housing Corp
M/F Housing RB (Timbergate Apts) Series 2009A (LOC: Freddie Mac)		0.07%		04/07/15	9,375,000	9,375,000

Utah Transit Auth
Sales Tax RB Series 2008A (LIQ: Citibank, NA)	a	0.03%		04/07/15	7,230,000	7,230,000

						16,605,000

Virginia 0.6%
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2012D (LIQ: Credit Suisse AG)	a	0.02%		04/07/15	2,400,000	2,400,000

Health Care RB (Inova Health) Series 2014A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	5,000,000	5,000,000

Hospital Refunding RB (Inova Health) Series 1993A (LIQ: Credit Suisse AG)	a	0.02%		04/07/15	3,330,000	3,330,000

Norfolk Economic Development Auth
Hospital Facilities RB (Sentara Healthcare) Series 2010C	b	0.14%		10/27/15	9,125,000	9,125,000

 27

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Virginia College Building Auth
Educational Facilities RB Series 2006A (ESCROW/LIQ: Wells Fargo & Co)	a	0.04%		04/07/15	4,866,000	4,866,000

						24,721,000

Washington 1.7%
Central Puget Sound Regional Transit Auth
Sales Tax Bonds Series 2007A (LIQ: Branch Banking & Trust Co)	a	0.02%		04/07/15	2,985,000	2,985,000

King Cnty
LT GO Bonds Series 2010A (LIQ: State Street Bank & Trust Co NA)		0.02%		04/07/15	9,000,000	9,000,000

Pierce Cnty Economic Development Corp
IDRB (Frederico Enterprises I) Series 2010 (LOC: Rabobank Nederland)		0.07%		04/07/15	4,160,000	4,160,000

Washington
GO Bonds Series 2005C (LIQ: Deutsche Bank AG)	a	0.10%		04/07/15	3,435,000	3,435,000

GO Refunding Bonds Series R2010B (LIQ: Bank of America, NA)	a	0.03%		04/07/15	7,000,000	7,000,000

Washington Health Care Facilities Auth
RB (MultiCare Health System) Series 2009A (LIQ: Royal Bank of Canada)	a	0.04%		04/07/15	5,000,000	5,000,000

RB (Providence Health & Services) Series 2012C (LIQ: US Bank, NA)		0.04%		04/07/15	30,000,000	30,000,000

RB (Providence Health & Services) Series 2014C&2014D (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	5,120,000	5,120,000

RB (Providence Health & Services) Series 2014D (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	1,000,000	1,000,000

						67,700,000

Wisconsin 1.0%
Wisconsin
Appropriation Bonds Series 2009A (LIQ: Barclays Bank Plc)	a	0.04%		04/07/15	12,500,000	12,500,000

Wisconsin Health & Educational Facilities Auth
Health Facilities RB (UnityPoint Health) Series 2014B2	b	0.10%		10/27/15	4,150,000	4,150,000

RB (Froedtert & Community Health) Series 2009C (LIQ: Deutsche Bank AG)	a	0.08%		04/07/15	5,000,000	5,000,000

RB (Indian Community School of Milwaukee) Series 2007 (LOC: JPMorgan Chase Bank, NA)		0.04%		04/07/15	2,700,000	2,700,000

Wisconsin Housing & Economic Development Auth
Housing RB Series 2012B (LIQ: Federal Home Loan Bank)		0.02%		04/07/15	10,240,000	10,240,000

M/F Housing Bonds Series 2008A (LIQ: Federal Home Loan Bank)		0.03%		04/07/15	5,880,000	5,880,000

						40,470,000

Total Variable-Rate Securities
(Cost $2,555,487,109)						2,555,487,109

End of Investments.

At 03/31/15, the tax basis cost of the fund’s investments was $3,906,695,882.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,213,753,000 or 31.1% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $172,178,000 or 4.4% of net assets.

28

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
ULT —	Unlimited tax
USD —	Unified school district

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

 29

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2015, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2015.

REG47707MAR15

30

The Charles Schwab Family of Funds
Schwab California Municipal Money Fund®

Portfolio Holdings as of March 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

39.5%	Fixed-Rate Securities	2,861,953,905	2,861,953,905
60.4%	Variable-Rate Securities	4,383,941,156	4,383,941,156

99.9%	Total Investments	7,245,895,061	7,245,895,061
0.1%	Other Assets and Liabilities, Net		6,195,772

100.0%	Net Assets		7,252,090,833

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 39.5% of net assets

California 39.5%
Alameda Cnty Jt Powers Auth
Lease Revenue CP Series A (LOC: MUFG Union Bank, NA)		0.10%		04/14/15	10,000,000	10,000,000

California
GO Bonds		2.00%		04/01/15	150,000	150,000

GO Bonds		4.00%		04/01/15	100,000	100,000

GO Bonds		5.00%		04/01/15	2,780,000	2,780,000

GO Bonds		4.13%		06/01/15	585,000	588,794

GO Bonds		4.50%		06/01/15	755,000	760,369

GO Bonds		5.00%		06/01/15	510,000	514,104

GO Bonds		5.00%		08/01/15	225,000	228,554

GO Bonds		3.00%		09/01/15	500,000	505,770

GO Bonds		4.00%		09/01/15	1,200,000	1,218,965

GO Bonds		5.00%		09/01/15	30,625,000	31,248,708

GO Bonds		3.00%		10/01/15	470,000	476,427

GO Bonds		4.00%		10/01/15	17,045,000	17,375,130

GO Bonds		5.00%		10/01/15	580,000	593,736

GO Bonds		5.00%		11/01/15	1,350,000	1,387,940

GO Bonds		4.00%		12/01/15	2,000,000	2,051,303

GO Bonds		5.00%		12/01/15	810,000	835,931

GO Bonds		6.00%		02/01/16	1,150,000	1,204,797

GO Bonds		5.00%		03/01/16	1,615,000	1,684,416

GO Bonds		3.00%		04/01/16	115,000	118,091

GO CP Series 2011A2 (LOC: Royal Bank of Canada)		0.04%		04/02/15	13,500,000	13,500,000

GO CP Series 2011A2 (LOC: Royal Bank of Canada)		0.05%		06/01/15	18,000,000	18,000,000

GO CP Series 2011A2 (LOC: Royal Bank of Canada)		0.05%		06/02/15	45,000,000	45,000,000

GO CP Series 2011A2 (LOC: Royal Bank of Canada)		0.06%		06/02/15	23,000,000	23,000,000

 1

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO CP Series A1 (LOC: Wells Fargo Bank, NA)		0.07%		05/20/15	10,000,000	10,000,000

GO CP Series A1 (LOC: Wells Fargo Bank, NA)		0.06%		05/28/15	20,000,000	20,000,000

GO CP Series A1 (LOC: Wells Fargo Bank, NA)		0.05%		06/01/15	2,750,000	2,750,000

GO CP Series A3 (LOC: JPMorgan Chase Bank, NA; California Public Employees’ Retirement System)		0.04%		04/02/15	44,300,000	44,300,000

GO CP Series A3 (LOC: JPMorgan Chase Bank, NA; California Public Employees’ Retirement System)		0.05%		05/05/15	25,600,000	25,600,000

GO CP Series A3 (LOC: JPMorgan Chase Bank, NA; California Public Employees’ Retirement System)		0.05%		05/07/15	25,000,000	25,000,000

GO CP Series A7 (LOC: Mizuho Bank Ltd)		0.05%		06/02/15	19,000,000	19,000,000

GO Refunding Bonds		2.00%		04/01/15	1,000,000	1,000,000

GO Refunding Bonds		5.00%		05/01/15	570,000	572,242

GO Refunding Bonds		5.00%		06/01/15	550,000	554,383

GO Refunding Bonds		4.00%		08/01/15	1,035,000	1,048,058

GO Refunding Bonds		5.00%		09/01/15	8,450,000	8,621,317

GO Refunding Bonds		5.00%		10/01/15	700,000	716,846

GO Refunding Bonds		5.00%		11/01/15	7,795,000	8,016,220

GO Refunding Bonds		5.00%		12/01/15	1,550,000	1,599,785

GO Refunding Bonds		4.00%		02/01/16	350,000	360,771

GO Refunding Bonds		5.00%		02/01/16	6,075,000	6,319,619

RAN 2014-2015		1.50%		06/22/15	76,500,000	76,741,317

California Dept of Water Resources
Power Supply RB Series 2010L		2.50%		05/01/15	490,000	490,920

Power Supply RB Series 2010L		5.00%		05/01/15	10,145,000	10,185,896

Power Supply RB Series 2010M		2.25%		05/01/15	320,000	320,538

Power Supply RB Series 2010M		4.00%		05/01/15	750,000	752,313

Power Supply RB Series 2010M		5.00%		05/01/15	950,000	953,786

Water System RB (Central Valley) Series AF		5.00%		12/01/15	100,000	103,149

California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.13%		04/02/15	24,000,000	24,000,000

RB (Scripps Health) Series 2010A		5.00%		11/15/15	1,075,000	1,107,374

California Public Works Board
Lease RB (Univ of California) Series 2005L (ESCROW)		5.00%		11/01/15	5,000,000	5,142,371

Lease Refunding RB Series 2014F		3.00%		09/01/15	3,500,000	3,541,206

California School Cash Reserve Program Auth
Bonds 2014-2015 Series D		2.00%		06/30/15	14,225,000	14,291,168

Bonds 2014-2015 Series E		2.00%		06/30/15	48,000,000	48,222,206

California State Univ
CP Series A (LOC: State Street Bank & Trust Co NA; Wells Fargo Bank, NA)		0.05%		05/05/15	3,800,000	3,800,000

CP Series A (LOC: State Street Bank & Trust Co NA; Wells Fargo Bank, NA)		0.04%		05/06/15	7,475,000	7,475,000

California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.05%		05/06/15	21,000,000	21,000,000

RB (Kaiser Permanente) Series 2004E		0.14%		06/03/15	18,300,000	18,300,000

RB (Kaiser Permanente) Series 2004E		0.14%		06/04/15	11,800,000	11,800,000

RB (Kaiser Permanente) Series 2004I		0.14%		06/01/15	10,000,000	10,000,000

RB (Kaiser Permanente) Series 2004I		0.14%		07/01/15	10,700,000	10,700,000

RB (Kaiser Permanente) Series 2004I		0.14%		08/06/15	7,000,000	7,000,000

RB (Kaiser Permanente) Series 2004I		0.13%		11/02/15	8,000,000	8,000,000

2

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Kaiser Permanente) Series 2004K		0.14%		10/01/15	12,400,000	12,400,000

RB (Kaiser Permanente) Series 2004K		0.14%		10/05/15	20,000,000	20,000,000

RB (Kaiser Permanente) Series 2006D		0.14%		10/01/15	26,500,000	26,500,000

RB (Kaiser Permanente) Series 2008B		0.14%		04/01/15	1,000,000	1,000,000

RB (Kaiser Permanente) Series 2008B		0.14%		05/04/15	9,000,000	9,000,000

RB (Kaiser Permanente) Series 2008B		0.05%		05/06/15	2,000,000	2,000,000

RB (Kaiser Permanente) Series 2008B		0.14%		08/06/15	48,000,000	48,000,000

RB (Kaiser Permanente) Series 2008C		0.14%		06/15/15	18,000,000	18,000,000

RB (Kaiser Permanente) Series 2009B3		0.13%		05/05/15	3,500,000	3,500,000

RB (Kaiser Permanente) Series 2009B6		0.14%		06/04/15	14,000,000	14,000,000

Student Housing RB (CHF-Irvine) Series 2004 (ESCROW)		5.63%		05/15/15	2,280,000	2,295,068

Carlsbad USD
GO Bonds Series 2009B (LIQ: Wells Fargo & Co)	a,b	0.16%		07/09/15	12,155,000	12,155,000

Chula Vista
Refunding IDRB (SDG&E) Series 2004E (GTY/LIQ: Wells Fargo & Co)	a,b	0.15%		06/18/15	9,995,000	9,995,000

Coast CCD
GO Refunding Bonds 2005		5.25%		08/01/15	555,000	564,266

Contra Costa Water District
Extendible CP		0.08%	04/22/15	10/19/15	20,500,000	20,500,000

Water Revenue Notes Series A		3.00%		10/01/15	500,000	506,969

Water Revenue Notes Series A		4.00%		10/01/15	1,475,000	1,503,223

Dublin USD
GO Bonds Series 2004E (LIQ: Wells Fargo & Co)	a,b	0.16%		05/28/15	37,150,000	37,150,000

East Bay Municipal Utility District
Wastewater System Extendible CP		0.06%	05/18/15	12/13/15	15,000,000	15,000,000

Wastewater System Refunding RB Series 2010A		4.00%		06/01/15	250,000	251,596

Wastewater System Refunding RB Series 2014A		2.00%		06/01/15	1,725,000	1,730,440

Water System Extendible CP		0.07%	04/06/15	10/12/15	26,400,000	26,400,000

Water System Extendible CP		0.08%	05/15/15	10/18/15	37,000,000	37,000,000

Water System Extendible CP		0.07%	05/27/15	10/24/15	13,000,000	13,000,000

Water System Extendible CP		0.08%	06/12/15	11/09/15	20,000,000	20,000,000

Water System Extendible CP		0.05%	05/18/15	12/06/15	25,200,000	25,200,000

Water System Extendible CP		0.06%	05/18/15	12/13/15	21,800,000	21,800,000

Elsinore Valley Municipal Water District
COP Series 2007A (GTY/LIQ: US Bank, NA)	a,b	0.09%		06/04/15	25,550,000	25,550,000

Foothill-DeAnza CCD
GO Bonds Series C (LIQ: Wells Fargo Bank, NA)	a,b	0.14%		07/09/15	9,760,000	9,760,000

Fresno USD
GO Bonds Series 2001G & 2010B (GTY/LIQ: Wells Fargo Bank, NA)	a,b	0.14%		07/09/15	10,915,000	10,915,000

Golden Gate Bridge, Highway & Transportation District
CP Series A		0.10%		06/11/15	30,500,000	30,500,000

Hartnell CCD
GO Bonds Series D (GTY/LIQ: Wells Fargo & Co)	a,b	0.16%		06/11/15	16,825,000	16,825,000

Livermore Valley Jt USD
Refunding GO Bonds Series 2014		2.00%		08/01/15	3,165,000	3,184,050

Long Beach CCD
GO Bonds Series 2007D (LIQ: Wells Fargo & Co)	a,b	0.15%		06/25/15	25,060,000	25,060,000

Long Beach USD
GO Refunding Bonds Series 2008		4.00%		08/01/15	625,000	632,814

 3

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Los Angeles
GO Bonds Series 2009A		4.00%		09/01/15	375,000	380,841

GO Bonds Series 2011A		3.00%		09/01/15	1,390,000	1,406,570

GO Refunding Bonds Series 2005B		4.00%		09/01/15	200,000	203,070

TRAN 2014		1.50%		06/25/15	129,995,000	130,421,574

Wastewater System CP Revenue Notes Series A2 (LOC: Sumitomo Mitsui Banking Corp)		0.05%		04/28/15	13,750,000	13,750,000

Wastewater System CP Series A1 (LOC: Bank of New York Mellon)		0.05%		04/28/15	9,000,000	9,000,000

Wastewater System CP Series A1 (LOC: Bank of New York Mellon)		0.07%		06/16/15	17,500,000	17,500,000

Wastewater System Refunding RB Series 2009A		4.00%		06/01/15	100,000	100,613

Wastewater System Refunding RB Series 2009A		5.00%		06/01/15	2,015,000	2,031,271

Los Angeles CCD
GO Refunding Bonds Series 2005A		5.25%		08/01/15	2,900,000	2,949,356

Los Angeles Cnty
TRAN 2014-2015		1.50%		06/30/15	186,925,000	187,562,401

Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Series A (LOC: JPMorgan Chase Bank, NA)		0.06%		05/08/15	3,000,000	3,000,000

Lease Revenue CP Series A (LOC: JPMorgan Chase Bank, NA)		0.04%		05/13/15	17,500,000	17,500,000

Lease Revenue CP Series A (LOC: JPMorgan Chase Bank, NA)		0.05%		05/13/15	5,400,000	5,400,000

Lease Revenue CP Series C (LOC: Wells Fargo Bank, NA)		0.06%		04/13/15	40,000,000	40,000,000

Lease Revenue CP Series C (LOC: Wells Fargo Bank, NA)		0.05%		05/01/15	22,600,000	22,600,000

Lease Revenue CP Series C (LOC: Wells Fargo Bank, NA)		0.05%		05/11/15	5,400,000	5,400,000

Lease Revenue CP Series C (LOC: Wells Fargo Bank, NA)		0.05%		06/01/15	34,000,000	34,000,000

Lease Revenue CP Series C (LOC: Wells Fargo Bank, NA)		0.05%		06/03/15	15,100,000	15,100,000

Lease Revenue CP Series C (LOC: Wells Fargo Bank, NA)		0.06%		06/10/15	13,000,000	13,000,000

Los Angeles Cnty Metropolitan Transportation Auth
First Tier Sr Sales Tax RB Series 2005A		5.00%		07/01/15	485,000	490,906

First Tier Sr Sales Tax Refunding RB Series 2013A		5.00%		07/01/15	800,000	809,708

Second Sr Refunding RB Series 2009E		4.00%		07/01/15	500,000	504,652

Los Angeles Dept of Airports
Airport Sr RB Series 2008A		5.50%		05/15/15	200,000	201,267

Airport Sr RB Series 2010A		5.00%		05/15/15	700,000	704,072

Sub Revenue CP Series A1,B1,C1&D1 (LOC: Bank of the West)		0.08%		04/06/15	18,000,000	18,000,000

Sub Revenue CP Series A1,B1,C1&D1 (LOC: Bank of the West)		0.07%		05/13/15	25,000,000	25,000,000

Sub Revenue CP Series A2,B2,C2&D2 (LOC: Sumitomo Mitsui Banking Corp)		0.06%		05/14/15	10,000,000	10,000,000

Sub Revenue CP Series A2,B2,C2&D2 (LOC: Sumitomo Mitsui Banking Corp)		0.06%		05/15/15	12,500,000	12,500,000

Sub Revenue CP Series A4,B4,C4&D4 (LOC: Wells Fargo Bank, NA)		0.06%		05/14/15	9,000,000	9,000,000

Sub Revenue CP Series A4,B4,C4&D4 (LOC: Wells Fargo Bank, NA)		0.06%		05/18/15	13,000,000	13,000,000

Los Angeles Dept of Water & Power
Power System RB Series 2005A1		5.00%		07/01/15	975,000	986,750

Power System RB Series 2007A1		4.00%		07/01/15	400,000	403,733

Power System RB Series 2008A2		5.00%		07/01/15	1,225,000	1,239,795

Power System RB Series 2009A		4.00%		07/01/15	135,000	136,248

Power System RB Series 2009A		5.00%		07/01/15	100,000	101,191

Power System RB Series 2011A		5.00%		07/01/15	5,920,000	5,991,611

4

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Power System RB Series 2012C		3.00%		01/01/16	725,000	735,477

Power System RB Series 2012C		4.00%		01/01/16	1,200,000	1,223,369

Power System RB Series 2012C		5.00%		01/01/16	10,845,000	11,109,098

Power System Revenue CP (LIQ: Wells Fargo Bank, NA)		0.07%		08/05/15	61,000,000	61,000,000

Water System RB Series 2006A		5.00%		07/01/15	1,440,000	1,457,340

Water System RB Series 2006A1&2007A2 (LIQ: Wells Fargo & Co)	a,b	0.15%		07/09/15	24,210,000	24,210,000

Los Angeles Harbor Dept
RB Series 2009B (LIQ: Wells Fargo & Co)	a,b	0.12%		05/21/15	9,725,000	9,725,000

Refunding RB Series 2006B		5.00%		08/01/15	5,120,000	5,203,737

Los Angeles Municipal Improvement Corp
Lease Revenue CP Series A1 (LOC: Wells Fargo Bank, NA)		0.07%		05/21/15	10,000,000	10,000,000

Lease Revenue CP Series A1 (LOC: Wells Fargo Bank, NA)		0.06%		06/10/15	10,000,000	10,000,000

Lease Revenue CP Series A1 (LOC: Wells Fargo Bank, NA)		0.07%		06/16/15	6,878,000	6,878,000

Lease Revenue CP Series A2 (LOC: JPMorgan Chase Bank, NA)		0.04%		04/02/15	10,000,000	10,000,000

Lease Revenue CP Series A2 (LOC: JPMorgan Chase Bank, NA)		0.07%		05/19/15	10,000,000	10,000,000

Lease Revenue CP Series A2 (LOC: JPMorgan Chase Bank, NA)		0.07%		06/15/15	5,000,000	5,000,000

Lease Revenue CP Series A2 (LOC: JPMorgan Chase Bank, NA)		0.06%		07/09/15	37,750,000	37,750,000

Los Angeles USD
GO Bonds Election of 2002 Series 2009D		3.25%		07/01/15	200,000	201,505

GO Bonds Series 2007B		4.00%		07/01/15	240,000	242,248

GO Bonds Series 2007H		5.00%		07/01/15	1,475,000	1,492,699

GO Refunding Bonds Series 2002		5.75%		07/01/15	100,000	101,388

GO Refunding Bonds Series 2007A1 (LIQ: Wells Fargo & Co)	a,b	0.15%		07/09/15	24,775,000	24,775,000

GO Refunding Bonds Series 2010A		4.00%		07/01/15	350,000	353,292

GO Refunding Bonds Series 2010A		5.00%		07/01/15	1,700,000	1,720,450

GO Refunding Bonds Series 2011A2		4.00%		07/01/15	125,000	126,172

Mt. San Antonio CCD
GO BAN 2010 (ESCROW)		0.15%		05/01/15	900,000	899,886

GO BAN 2010 (ESCROW)		0.18%		05/01/15	830,000	829,877

GO BAN 2010 (ESCROW)		0.23%		05/01/15	3,000,000	2,999,431

GO BAN 2010 (ESCROW)		0.24%		05/01/15	100,000	99,980

GO BAN 2010 (ESCROW)		0.25%		05/01/15	250,000	249,948

GO BAN 2010 (ESCROW)		0.27%		05/01/15	100,000	99,978

GO BAN 2010 (ESCROW)		0.28%		05/01/15	125,000	124,971

Riverside Cnty
Teeter Obligation Notes Series 2014D		1.50%		10/14/15	47,960,000	48,309,557

TRAN 2014-2015		1.50%		06/30/15	40,000,000	40,136,385

Roseville Jt UHSD
GO Refunding Bonds 2013		3.00%		08/01/15	1,000,000	1,009,528

Sacramento Municipal Utility District
CP Series K1 (LOC: State Street Bank & Trust Co NA)		0.05%		06/04/15	30,000,000	30,000,000

CP Series L1 (LOC: Barclays Bank Plc)		0.06%		06/01/15	20,000,000	20,000,000

CP Series L1 (LOC: Barclays Bank Plc)		0.05%		06/02/15	40,000,000	40,000,000

San Bernardino Cnty
TRAN 2014-2015 Series A		2.00%		06/30/15	25,000,000	25,115,714

San Diego Cnty & SDs Pool Program
TRAN Series 2014		2.00%		06/30/15	22,425,000	22,528,837

San Diego Cnty Water Auth
CP Series 5 (LIQ: Wells Fargo Bank, NA)		0.04%		04/02/15	20,900,000	20,900,000

 5

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
CP Series 5 (LIQ: Wells Fargo Bank, NA)		0.04%		04/06/15	5,000,000	5,000,000

CP Series 5 (LIQ: Wells Fargo Bank, NA)		0.05%		06/04/15	24,000,000	24,000,000

CP Series 7 (LIQ: JPMorgan Chase Bank, NA)		0.04%		04/02/15	25,000,000	25,000,000

CP Series 7 (LIQ: JPMorgan Chase Bank, NA)		0.04%		04/06/15	27,500,000	27,500,000

CP Series 7 (LIQ: JPMorgan Chase Bank, NA)		0.07%		06/02/15	6,250,000	6,250,000

CP Series 7 (LIQ: JPMorgan Chase Bank, NA)		0.06%		06/05/15	10,000,000	10,000,000

CP Series 7 (LIQ: JPMorgan Chase Bank, NA)		0.07%		06/11/15	6,250,000	6,250,000

CP Series 8 (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.03%		04/02/15	5,500,000	5,500,000

CP Series 8 (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.04%		04/02/15	6,025,000	6,025,000

CP Series 8 (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.06%		05/21/15	5,000,000	5,000,000

Extendable CP Series 1		0.08%	05/05/15	10/03/15	12,500,000	12,500,000

Extendable CP Series 1		0.07%	04/02/15	10/19/15	10,000,000	10,000,000

Water Revenue COP Series 2004A (ESCROW)		5.00%		05/01/15	11,405,000	11,450,329

San Diego USD
GO Refunding Bonds Series 2014R3		5.00%		07/01/15	1,220,000	1,234,747

TRAN 2014-2015 Series A		1.50%		06/30/15	45,560,000	45,714,988

San Francisco
GO Bonds Series 2010E		5.00%		06/15/15	250,000	252,410

GO Bonds Series 2013C		5.00%		06/15/15	9,785,000	9,883,221

GO Bonds Series 2014A		4.00%		06/15/15	570,000	574,235

Refunding COP (Moscone Center North) Series 2011B		4.00%		09/01/15	5,135,000	5,216,966

Refunding COP Series 2014R1		5.00%		04/01/15	1,720,000	1,720,000

Refunding COP Series 2014R2		5.00%		04/01/15	1,200,000	1,200,000

San Francisco Airport Commission
RB Second Series 2011A		5.00%		05/01/15	10,450,000	10,491,701

Refunding RB Second Series 32F		5.00%		05/01/15	650,000	652,566

Second Series Refunding RB 2010C		5.00%		05/01/15	1,000,000	1,004,012

Second Series Refunding RB Series 2010C		5.00%		05/01/15	225,000	225,863

Sub CP Series A4&B4 (LOC: Wells Fargo Bank, NA)		0.08%		07/08/15	20,000,000	20,000,000

San Francisco Cnty Transportation Auth
CP Series A&B (LOC: Wells Fargo Bank, NA)		0.04%		04/07/15	14,800,000	14,800,000

CP Series A&B (LOC: Wells Fargo Bank, NA)		0.10%		04/14/15	18,756,000	18,756,000

CP Series A&B (LOC: Wells Fargo Bank, NA)		0.05%		06/03/15	35,000,000	35,000,000

San Francisco Public Utilities Commission
Wastewater Refunding RB Series 2013A		4.00%		10/01/15	1,490,000	1,518,527

Water RB Series 2010D		5.00%		11/01/15	3,580,000	3,680,867

Water Refunding RB Series 2011D		5.00%		11/01/15	1,750,000	1,799,553

San Francisco USD
TRAN Series 2014A		5.00%		09/24/15	43,500,000	44,518,641

San Jose Redevelopment Agency
Sub Tax Allocation RB Series 1996A (LOC: JPMorgan Chase Bank, NA)		0.10%		09/08/15	14,750,000	14,750,000

Sub Tax Allocation RB Series 2003B (LOC: JPMorgan Chase Bank, NA)		0.10%		09/08/15	7,500,000	7,500,000

Santa Clara Cnty Financing Auth
Refunding Lease RB Series 2007K (GTY/LIQ: US Bank, NA)	a,b	0.09%		06/11/15	47,050,000	47,050,000

Santa Clara Valley Transportation Auth
Sales Tax RB Series 2010B		5.00%		04/01/15	750,000	750,000

Santa Clara Valley Water District
CP Certificates Series A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.05%		05/13/15	7,200,000	7,200,000

6

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Santa Monica-Malibu USD
GO Bonds Series A		1.00%		07/01/15	22,270,000	22,319,406

Southern California Metropolitan Water District
Water Refunding RB Series 2011B		5.00%		07/01/15	500,000	506,072

Turlock Irrigation District
Sub Revenue CP Series A (LOC: Bank of America, NA)		0.06%		06/05/15	40,805,000	40,805,000

Sub Revenue CP Series A (LOC: Bank of America, NA)		0.07%		06/05/15	1,190,000	1,190,000

Tustin USD
GO Bonds Series D		0.30%		08/01/15	500,000	499,495

Univ of California
General RB Series 2005E		5.00%		05/15/15	1,755,000	1,765,310

General RB Series 2007J		5.00%		05/15/15	3,280,000	3,299,275

General RB Series 2007J (LIQ: Wells Fargo & Co)	a,b	0.14%		07/09/15	19,300,000	19,300,000

General RB Series 2009O		5.00%		05/15/15	2,775,000	2,791,362

General RB Series 2009P		3.00%		05/15/15	100,000	100,323

General RB Series 2009P		5.00%		05/15/15	155,000	155,887

General RB Series 2009Q		5.00%		05/15/15	400,000	402,295

General RB Series 2010U		4.00%		05/15/15	450,000	452,079

General RB Series 2010U		5.00%		05/15/15	150,000	150,864

General RB Series 2013AF		5.00%		05/15/15	2,455,000	2,469,457

Medical Center Pooled RB Series 2008D		5.00%		05/15/15	1,025,000	1,030,957

Medical Center Pooled RB Series 2009E		5.00%		05/15/15	600,000	603,478

Ventura Cnty
TRAN Series 2014-2015		1.50%		07/01/15	25,000,000	25,085,577

Ventura Cnty Public Financing Auth
Lease Revenue CP (LOC: Wells Fargo Bank, NA)		0.05%		05/04/15	5,000,000	5,000,000

Lease Revenue CP (LOC: Wells Fargo Bank, NA)		0.05%		05/12/15	13,600,000	13,600,000

Victor Valley CCD
GO Bonds Series C (LIQ: Wells Fargo & Co)	a,b	0.15%		07/09/15	8,885,000	8,885,000

Total Fixed-Rate Securities
(Cost $2,861,953,905)						2,861,953,905

Variable-Rate Securities 60.4% of net assets

California 58.1%
ABAG Finance Auth
M/F Housing RB (Bachenheimer Building) Series 2002A (LOC: Fannie Mae)		0.05%		04/07/15	7,620,000	7,620,000

M/F Housing RB (Crossing Apts) Series 2002A (LOC: Fannie Mae)		0.03%		04/07/15	64,450,000	64,450,000

M/F Housing RB (Darling Florist Building) Series 2002A (LOC: Fannie Mae)		0.05%		04/07/15	4,710,000	4,710,000

M/F Housing RB (Fine Arts Building) Series 2002A (LOC: Fannie Mae)		0.05%		04/07/15	8,100,000	8,100,000

M/F Housing RB (GAIA Building) Series 2000A (LOC: Fannie Mae)		0.05%		04/07/15	12,165,000	12,165,000

M/F Housing RB (La Terrazza Apts) Series 2002A (LOC: Fannie Mae)		0.05%		04/07/15	8,295,000	8,295,000

M/F Housing RB (Mountain View Apts) Series 1997A (LOC: Comerica Bank)		0.08%		04/07/15	4,650,000	4,650,000

M/F Housing Refunding RB (The Berkeleyan) Series 2003A (LOC: Fannie Mae)		0.05%		04/07/15	5,790,000	5,790,000

 7

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Institute for Defense Analyses) Series 2005 (LOC: Branch Banking & Trust Co)		0.02%		04/07/15	5,000,000	5,000,000

Alameda Cnty IDA
RB (California Brazing) Series 2011 (LOC: Wells Fargo Bank, NA)		0.06%		04/07/15	2,835,000	2,835,000

RB (Dale Hardware) Series 2010 (LOC: Comerica Bank)		0.07%		04/07/15	2,380,000	2,380,000

RB (Ettore Products) Series 2005A (LOC: Comerica Bank)		0.10%		04/07/15	4,000,000	4,000,000

RB (Evolve Manufacturing Technologies) Series 2014 (LOC: Wells Fargo Bank, NA)		0.06%		04/07/15	2,550,000	2,550,000

RB (Plastikon Industries) Series 2000A (LOC: Comerica Bank)		0.10%		04/07/15	2,700,000	2,700,000

Alameda-Contra Costa School Financing Auth
COP Series N (LOC: Federal Home Loan Bank)		0.01%		04/07/15	2,380,000	2,380,000

Anaheim Housing Auth
M/F Housing Refunding RB (Sage Park) Series 1998A (LOC: Fannie Mae)		0.03%		04/07/15	5,500,000	5,500,000

Anaheim Public Financing Auth
Electric System RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.03%		04/07/15	19,030,000	19,030,000

Electric System RB Series 2009A (LIQ: Citibank, NA)	a	0.03%		04/07/15	7,500,000	7,500,000

Bakersfield
Wastewater Refunding RB Series 2012A (LIQ: JPMorgan Chase Bank, NA)		0.03%		04/07/15	7,800,000	7,800,000

Bay Area Toll Auth
Toll Bridge RB Series 2006F (ESCROW/LIQ: Citibank, NA)	a	0.03%		04/07/15	16,985,000	16,985,000

Toll Bridge RB Series 2007A2 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.01%		04/07/15	24,500,000	24,500,000

Toll Bridge RB Series 2007B2 (LOC: Sumitomo Mitsui Banking Corp)		0.01%		04/07/15	18,000,000	18,000,000

Toll Bridge RB Series 2007C1 (LIQ: Bank of America, NA)	a	0.04%		04/07/15	4,910,000	4,910,000

Toll Bridge RB Series 2007C2 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.01%		04/07/15	11,000,000	11,000,000

Toll Bridge RB Series 2007D2 (LOC: Bank of America, NA)		0.01%		04/07/15	30,000,000	30,000,000

Toll Bridge RB Series 2007F (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	7,245,000	7,245,000

Toll Bridge RB Series 2007F, 2008F1&2009F1 (ESCROW/LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	12,462,156	12,462,156

Toll Bridge RB Series 2008C1 (LOC: Sumitomo Mitsui Banking Corp)		0.01%		04/07/15	3,000,000	3,000,000

Toll Bridge RB Series 2008F1 (LIQ: Citibank, NA)	a	0.03%		04/07/15	5,000,000	5,000,000

Toll Bridge RB Series 2009F1 (LIQ: Bank of America, NA)	a	0.05%		04/07/15	9,010,000	9,010,000

California
GO Bonds Series 2003A1 (LOC: JPMorgan Chase Bank, NA)		0.01%		04/01/15	8,200,000	8,200,000

GO Bonds Series 2003B1 (LOC: JPMorgan Chase Bank, NA; California Public Employees’ Retirement System)		0.02%		04/07/15	37,500,000	37,500,000

GO Bonds Series 2003B2 (LOC: JPMorgan Chase Bank, NA; California Public Employees’ Retirement System)		0.01%		04/07/15	18,000,000	18,000,000

GO Bonds Series 2004A2 (LOC: State Street Bank & Trust Co NA)		0.01%		04/01/15	1,500,000	1,500,000

GO Bonds Series 2004A3 (LOC: State Street Bank & Trust Co NA)		0.01%		04/01/15	7,800,000	7,800,000

GO Bonds Series 2004A4 (LOC: Citibank, NA)		0.01%		04/01/15	6,765,000	6,765,000

GO Bonds Series 2004A5 (LOC: Citibank, NA)		0.01%		04/01/15	2,050,000	2,050,000

GO Bonds Series 2004B1 (LOC: Citibank, NA)		0.01%		04/01/15	5,200,000	5,200,000

GO Bonds Series 2004B3 (LOC: Citibank, NA)		0.01%		04/01/15	3,485,000	3,485,000

8

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Bonds Series 2004B4 (LOC: Citibank, NA)		0.02%		04/07/15	14,200,000	14,200,000

GO Bonds Series 2005B1 (LOC: Bank of America, NA)		0.01%		04/07/15	3,700,000	3,700,000

GO Bonds Series 2005B5 (LOC: Barclays Bank Plc)		0.01%		04/07/15	12,890,000	12,890,000

GO Refunding Bonds (GTY/LIQ: Wells Fargo & Co)	a	0.03%		04/07/15	105,000	105,000

California Alternative Energy Source Financing Auth
Cogeneration Facility RB Series 1993B		0.05%		04/07/15	25,330,000	25,330,000

California Dept of Water Resources
Water System RB (Central Valley) Series AE (LIQ: Branch Banking & Trust Co)	a	0.02%		04/07/15	7,090,000	7,090,000

Water System RB (Central Valley) Series AE (LIQ: Credit Suisse AG)	a	0.02%		04/07/15	12,605,000	12,605,000

California Educational Facilities Auth
RB (California Institute of Technology) Series 2006B		0.01%		04/07/15	2,500,000	2,500,000

RB (California Institute of Technology) Series 2009 (LIQ: Citibank, NA)	a	0.02%		04/07/15	9,900,000	9,900,000

RB (Life Chiropractic College West) Series 1999 (LOC: Bank of the West)		0.01%		04/07/15	6,825,000	6,825,000

RB (Univ of Southern California) Series 2009A (LIQ: Deutsche Bank AG)	a	0.07%		04/07/15	1,220,000	1,220,000

California Enterprise Development Finance Auth
RB (Sconza Candy) Series 2008A (LOC: Comerica Bank)		0.10%		04/07/15	10,000,000	10,000,000

California Health Facilities Financing Auth
Health Facility RB (Catholic Healthcare West) 2004 Series K (LOC: Mizuho Bank Ltd)		0.01%		04/07/15	21,750,000	21,750,000

Health Facility RB (Catholic Healthcare West) Series 2011B (LOC: Bank of Montreal)		0.01%		04/07/15	13,450,000	13,450,000

RB (Children’s Hospital of Orange Cnty) Series 2009C (LOC: US Bank, NA)		0.01%		04/07/15	10,510,000	10,510,000

RB (City of Hope) Series 2012B		0.04%		04/07/15	16,000,000	16,000,000

RB (City of Hope) Series 2012C		0.01%		04/07/15	7,200,000	7,200,000

RB (Kaiser Permanente) Series 2006C		0.01%		04/07/15	5,955,000	5,955,000

RB (Kaiser Permanente) Series 2011A,B,C&D (GTY/LIQ: Royal Bank of Canada)	a	0.02%		04/07/15	81,810,000	81,810,000

RB (Memorial Health Services) Series 2013A		0.02%		04/07/15	9,045,000	9,045,000

RB (Memorial Health Services) Series 2013B	b	0.09%		10/27/15	17,500,000	17,500,000

RB (Providence Health & Services) Series 2008C (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	5,020,000	5,020,000

RB (Providence Health & Services) Series 2009B (LIQ: Bank of America, NA)	a	0.03%		04/07/15	9,200,000	9,200,000

RB (Providence Health & Services) Series 2009B, 2014A&2014B (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	26,780,000	26,780,000

RB (Providence Health & Services) Series 2014A (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	4,000,000	4,000,000

RB (Scripps Health) Series 2001A (LOC: JPMorgan Chase Bank, NA)		0.02%		04/07/15	5,815,000	5,815,000

RB (Scripps Health) Series 2008B (LOC: Wells Fargo Bank, NA)		0.01%		04/07/15	4,780,000	4,780,000

RB (Scripps Health) Series 2012B		0.01%		04/07/15	13,225,000	13,225,000

RB (Scripps Health) Series 2012C		0.01%		04/07/15	2,300,000	2,300,000

RB (St. Joseph Health) Series 2009A (LIQ: Deutsche Bank AG)	a	0.08%		04/07/15	11,565,000	11,565,000

RB (St. Joseph Health) Series 2009A (LIQ: Royal Bank of Canada)	a	0.02%		04/07/15	11,250,000	11,250,000

RB (Sutter Health) Series 2007A (LIQ: Deutsche Bank AG)	a	0.08%		04/07/15	9,000,000	9,000,000

 9

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Sutter Health) Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	24,935,000	24,935,000

RB (Sutter Health) Series 2011A&B (LIQ: Deutsche Bank AG)	a	0.08%		04/07/15	23,000,000	23,000,000

RB (Sutter Health) Series 2011B (LIQ: Citibank, NA)	a	0.03%		04/07/15	9,565,000	9,565,000

RB (Sutter Health) Series 2011D (LIQ: Credit Suisse AG)	a	0.02%		04/07/15	6,665,000	6,665,000

RB (Sutter Health) Series 2013A (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	17,195,000	17,195,000

RB (Sutter Health) Series 2013A (LIQ: Royal Bank of Canada)	a	0.02%		04/07/15	3,730,000	3,730,000

California HFA
Home Mortgage RB Series 2002J (LOC: Fannie Mae; Freddie Mac)		0.02%		04/07/15	15,035,000	15,035,000

Home Mortgage RB Series 2004E (LOC: Fannie Mae; Freddie Mac)		0.02%		04/07/15	1,135,000	1,135,000

Home Mortgage RB Series 2006F (LOC: Fannie Mae; Freddie Mac)		0.01%		04/07/15	4,365,000	4,365,000

Home Mortgage RB Series 2007H (LOC: Fannie Mae; Freddie Mac)		0.01%		04/07/15	4,200,000	4,200,000

Home Mortgage RB Series 2007K (LOC: Fannie Mae; Freddie Mac)		0.01%		04/07/15	2,730,000	2,730,000

Home Mortgage RB Series 2008C (LOC: Fannie Mae; Freddie Mac)		0.01%		04/07/15	4,505,000	4,505,000

Limited Obligation M/F RB (Warwick Square Apts) Series 2013B (LOC: Federal Home Loan Bank)		0.03%		04/07/15	12,840,000	12,840,000

California Infrastructure & Economic Development Bank
IDRB (Alegacy Foodservice Products Group & Eagleware Manufacturing) Series 2005 (LOC: Comerica Bank)		0.03%		04/07/15	4,210,000	4,210,000

RB (Asian-American Drug Abuse Program) Series 2008 (LOC: Bank of the West)		0.10%		04/07/15	3,135,000	3,135,000

RB (Casa Loma College) Series 2009 (LOC: Comerica Bank)		0.07%		04/07/15	1,825,000	1,825,000

RB (PG&E) Series 2009D (LOC: Sumitomo Mitsui Banking Corp)		0.01%		04/01/15	3,100,000	3,100,000

RB (St. Margaret’s Episcopal School) Series 2008 (LOC: Federal Home Loan Bank)		0.15%		04/30/15	11,060,000	11,060,000

Refunding RB (PG&E) Series 2009A (LOC: MUFG Union Bank, NA)		0.01%		04/01/15	3,150,000	3,150,000

Refunding RB (PG&E) Series 2009B (LOC: MUFG Union Bank, NA)		0.01%		04/01/15	7,945,000	7,945,000

California Municipal Finance Auth
RB (Westmont College) Series 2010A (LOC: Comerica Bank)		0.04%		04/07/15	12,440,000	12,440,000

Recovery Zone Facility RB (Chevron) Series 2010C		0.01%		04/01/15	1,150,000	1,150,000

California Pollution Control Financing Auth
Pollution Control Refunding RB (PG&E) Series 1996E (LOC: JPMorgan Chase Bank, NA)		0.01%		04/01/15	8,000,000	8,000,000

Pollution Control Refunding RB (PG&E) Series 1996F (LOC: JPMorgan Chase Bank, NA)		0.01%		04/01/15	4,800,000	4,800,000

Pollution Control Refunding RB (PG&E) Series 1997B (LOC: JPMorgan Chase Bank, NA)		0.02%		04/01/15	7,800,000	7,800,000

Solid Waste Disposal RB (Ag Resources III) Series 2004 (LOC: CoBank, ACB)		0.06%		04/07/15	5,570,000	5,570,000

Solid Waste Disposal RB (Alameda Cnty Industries) Series 2000A (LOC: Bank of the West)		0.08%		04/07/15	3,330,000	3,330,000

Solid Waste Disposal RB (Alameda Cnty Industries) Series 2012 (LOC: Bank of the West)		0.08%		04/07/15	2,570,000	2,570,000

Solid Waste Disposal RB (Atlas Disposal) Series 1999A (LOC: US Bank, NA)		0.06%		04/07/15	4,369,000	4,369,000

10

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Solid Waste Disposal RB (AVI-PGS) Series 2008A (LOC: Wells Fargo Bank, NA)		0.06%		04/07/15	2,625,000	2,625,000

Solid Waste Disposal RB (Bay Counties SMaRT) Series 2014 (LOC: Comerica Bank)		0.10%		04/07/15	2,205,000	2,205,000

Solid Waste Disposal RB (Bay Counties Waste Services) Series 2011A (LOC: Comerica Bank)		0.10%		04/07/15	5,465,000	5,465,000

Solid Waste Disposal RB (Best Way Disposal) Series 2012 (LOC: Bank of the West)		0.08%		04/07/15	15,600,000	15,600,000

Solid Waste Disposal RB (BLT Enterprises of Fremont) Series 2010 (LOC: MUFG Union Bank, NA)		0.03%		04/07/15	4,815,000	4,815,000

Solid Waste Disposal RB (Burrtec Waste & Recycling Services) Series 2006A (LOC: Bank of America, NA)		0.06%		04/07/15	8,705,000	8,705,000

Solid Waste Disposal RB (Burrtec Waste Group) Series 2006A (LOC: US Bank, NA)		0.06%		04/07/15	11,705,000	11,705,000

Solid Waste Disposal RB (Burrtec Waste Group) Series 2008A (LOC: US Bank, NA)		0.06%		04/07/15	7,505,000	7,505,000

Solid Waste Disposal RB (California Waste Recovery Systems) Series 2012 (LOC: MUFG Union Bank, NA)		0.06%		04/07/15	2,385,000	2,385,000

Solid Waste Disposal RB (California Waste Solutions) Series 2002A (LOC: Cal St Teachers Retirement Sys)		0.06%		04/07/15	4,435,000	4,435,000

Solid Waste Disposal RB (California Waste Solutions) Series 2004A (LOC: Cal St Teachers Retirement Sys)		0.06%		04/07/15	620,000	620,000

Solid Waste Disposal RB (California Waste Solutions) Series 2007A (LOC: Cal St Teachers Retirement Sys)		0.06%		04/07/15	14,610,000	14,610,000

Solid Waste Disposal RB (CR&R) Series 2006A (LOC: JPMorgan Chase Bank, NA)		0.06%		04/07/15	19,600,000	19,600,000

Solid Waste Disposal RB (CR&R) Series 2007A (LOC: JPMorgan Chase Bank, NA)		0.06%		04/07/15	34,615,000	34,615,000

Solid Waste Disposal RB (Desert Properties) Series 2006B (LOC: MUFG Union Bank, NA)		0.06%		04/07/15	1,160,000	1,160,000

Solid Waste Disposal RB (EDCO Disposal) Series 2004A (LOC: Wells Fargo Bank, NA)		0.06%		04/07/15	1,395,000	1,395,000

Solid Waste Disposal RB (EDCO Disposal) Series 2007A (LOC: Wells Fargo Bank, NA)		0.06%		04/07/15	8,260,000	8,260,000

Solid Waste Disposal RB (Garaventa Enterprises) Series 2006A (LOC: Wells Fargo Bank, NA)		0.06%		04/07/15	5,970,000	5,970,000

Solid Waste Disposal RB (Garaventa Enterprises) Series 2008A (LOC: Wells Fargo Bank, NA)		0.06%		04/07/15	8,925,000	8,925,000

Solid Waste Disposal RB (Garden City Sanitation) Series 2009A (LOC: MUFG Union Bank, NA)		0.03%		04/07/15	8,100,000	8,100,000

Solid Waste Disposal RB (Garden City Sanitation) Series 2009B (LOC: MUFG Union Bank, NA)		0.03%		04/07/15	2,920,000	2,920,000

Solid Waste Disposal RB (Garden City Sanitation) Series 2014 (LOC: MUFG Union Bank, NA)		0.07%		04/07/15	3,000,000	3,000,000

Solid Waste Disposal RB (George Borba & Son Dairy) Series 2003 (LOC: Wells Fargo Bank, NA)		0.05%		04/07/15	3,800,000	3,800,000

Solid Waste Disposal RB (GreenWaste of Palo Alto) Series 2008B (LOC: MUFG Union Bank, NA)		0.06%		04/07/15	4,375,000	4,375,000

Solid Waste Disposal RB (GreenWaste Recovery) Series 2006A (LOC: MUFG Union Bank, NA)		0.06%		04/07/15	3,395,000	3,395,000

Solid Waste Disposal RB (J&D Wilson & Sons Dairy) Series 2004 (LOC: CoBank, ACB)		0.05%		04/07/15	2,500,000	2,500,000

Solid Waste Disposal RB (Marin Sanitary Service) Series 2006A (LOC: Comerica Bank)		0.10%		04/07/15	1,500,000	1,500,000

 11

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Solid Waste Disposal RB (Metropolitan Recycling) Series 2000A (LOC: Comerica Bank)		0.10%		04/07/15	1,615,000	1,615,000

Solid Waste Disposal RB (Metropolitan Recycling) Series 2012A (LOC: Comerica Bank)		0.10%		04/07/15	2,825,000	2,825,000

Solid Waste Disposal RB (Mid-Valley Disposal) Series 2006A (LOC: MUFG Union Bank, NA)		0.06%		04/07/15	2,275,000	2,275,000

Solid Waste Disposal RB (Mill Valley Refuse Service) Series 2014 (LOC: Comerica Bank)		0.10%		04/07/15	1,170,000	1,170,000

Solid Waste Disposal RB (Mission Trail Waste Systems) Series 2010A (LOC: Comerica Bank)		0.07%		04/07/15	2,280,000	2,280,000

Solid Waste Disposal RB (Napa Recycling & Waste Services) Series 2005A (LOC: MUFG Union Bank, NA)		0.06%		04/07/15	740,000	740,000

Solid Waste Disposal RB (Northern Recycling & Waste Services) Series 2007A (LOC: MUFG Union Bank, NA)		0.06%		04/07/15	1,405,000	1,405,000

Solid Waste Disposal RB (Orange Ave Disposal) Series 2002A (LOC: Cal St Teachers Retirement Sys)		0.06%		04/07/15	4,550,000	4,550,000

Solid Waste Disposal RB (Ratto Group of Companies) Series 2007A (LOC: MUFG Union Bank, NA)		0.06%		04/07/15	27,800,000	27,800,000

Solid Waste Disposal RB (Ratto Group of Companies) Series 2012 (LOC: MUFG Union Bank, NA)		0.06%		04/07/15	5,500,000	5,500,000

Solid Waste Disposal RB (Recycling Industries) Series 2011 (LOC: Comerica Bank)		0.10%		04/07/15	2,070,000	2,070,000

Solid Waste Disposal RB (Santa Clara Valley Industries) Series 1998A (LOC: Comerica Bank)		0.10%		04/07/15	585,000	585,000

Solid Waste Disposal RB (Sierra Pacific Industries) Series 2014 (LOC: Wells Fargo Bank, NA)		0.06%		04/07/15	10,000,000	10,000,000

Solid Waste Disposal RB (South Bay Recycling) Series 2010B (LOC: MUFG Union Bank, NA)		0.03%		04/07/15	2,040,000	2,040,000

Solid Waste Disposal RB (South Tahoe Refuse) Series 2008A (LOC: MUFG Union Bank, NA)		0.06%		04/07/15	3,645,000	3,645,000

Solid Waste Disposal RB (Talco Plastics) Series 1997A (LOC: US Bank, NA)		0.04%		04/07/15	1,900,000	1,900,000

Solid Waste Disposal RB (Upper Valley Disposal Service) Series 2008A (LOC: MUFG Union Bank, NA)		0.06%		04/07/15	1,235,000	1,235,000

Solid Waste Disposal RB (Valley Vista Services) Series 2007A (LOC: Comerica Bank)		0.10%		04/07/15	2,205,000	2,205,000

Solid Waste Disposal RB (Waste Connections) Series 2007 (LOC: Bank of America, NA)		0.09%		04/07/15	5,400,000	5,400,000

Solid Waste Disposal RB (Zerep Management) Series 2011A (LOC: Comerica Bank)		0.10%		04/07/15	2,810,000	2,810,000

Solid Waste Disposal RB (Zerep Management) Series 2014 (LOC: Comerica Bank)		0.10%		04/07/15	9,390,000	9,390,000

Solid Waste Disposal Refunding RB (MarBorg Industries) Series 2009A (LOC: MUFG Union Bank, NA)		0.03%		04/07/15	2,385,000	2,385,000

California Public Works Board
Lease Refunding RB (Univ of California) Series 2007A (ESCROW/LIQ: Branch Banking & Trust Co)	a	0.02%		04/07/15	8,645,000	8,645,000

Lease Refunding RB (Univ of California) Series 2007C (ESCROW/LIQ: Branch Banking & Trust Co)	a	0.02%		04/07/15	10,935,000	10,935,000

California State Univ
RB Series 2005A (LIQ: Citibank, NA)	a	0.03%		04/07/15	14,260,000	14,260,000

RB Series 2005C (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.03%		04/07/15	25,765,000	25,765,000

RB Series 2012A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	5,840,000	5,840,000

12

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Systemwide Refunding RB Series 2005A (LIQ: Citibank, NA)	a	0.03%		04/07/15	14,120,000	14,120,000

California Statewide Communities Development Auth
IDRB (RL Group) Series 1998C (LOC: US Bank, NA)		0.08%		04/07/15	1,260,000	1,260,000

M/F Housing RB (Alhambra at Mace Ranch) Series 2014A (LOC: Federal Home Loan Bank)		0.02%		04/07/15	10,000,000	10,000,000

M/F Housing RB (Avian Glen Apts) Series 204CC (LOC: Citibank, NA)		0.04%		04/07/15	4,690,000	4,690,000

M/F Housing RB (Campus Pointe Apts) Series 2008J (LOC: Federal Home Loan Bank)		0.03%		04/07/15	12,100,000	12,100,000

M/F Housing RB (Canyon Country Sr Apts) Series 2002M (LOC: Freddie Mac)		0.03%		04/07/15	10,500,000	10,500,000

M/F Housing RB (Charter Court Apts) Series 2008L (LOC: Freddie Mac)		0.04%		04/07/15	10,125,000	10,125,000

M/F Housing RB (Creekside at Meadow Park Apts) Series 2002HH (LOC: Fannie Mae)		0.03%		04/07/15	8,495,000	8,495,000

M/F Housing RB (Crossings West Apts) Series 2009E (LOC: Freddie Mac)		0.02%		04/07/15	15,000,000	15,000,000

M/F Housing RB (Cypress Villa Apts) Series 2000F (LOC: Fannie Mae)		0.05%		04/07/15	4,725,000	4,725,000

M/F Housing RB (Dublin Ranch Sr Apts) Series 2003OO (LOC: Fannie Mae)		0.03%		04/07/15	29,990,000	29,990,000

M/F Housing RB (Dublin Ranch Sr Apts) Series 2006G (LOC: Fannie Mae)		0.03%		04/07/15	5,010,000	5,010,000

M/F Housing RB (Emerald Gardens Apts) Series 2000E (LOC: Fannie Mae)		0.03%		04/07/15	7,320,000	7,320,000

M/F Housing RB (Fairway Family Apts) Series 2003PP (LOC: Fannie Mae)		0.03%		04/07/15	10,000,000	10,000,000

M/F Housing RB (Fairway Family Apts) Series 2006H (LOC: Fannie Mae)		0.03%		04/07/15	7,000,000	7,000,000

M/F Housing RB (Hallmark House Apts) Series 2003ZZ (LOC: Fannie Mae)		0.03%		04/07/15	6,420,000	6,420,000

M/F Housing RB (Heritage II Apts) Series 2014G (LOC: Federal Home Loan Bank)		0.02%		04/07/15	7,100,000	7,100,000

M/F Housing RB (Heritage Oaks Apts) Series 2004YY (LOC: Fannie Mae)		0.03%		04/07/15	6,900,000	6,900,000

M/F Housing RB (Knolls at Green Valley Apts) Series 2002FF (LOC: Fannie Mae)		0.03%		04/07/15	13,205,000	13,205,000

M/F Housing RB (Las Flores Village Apts) Series 2004JJ (LOC: Freddie Mac)		0.02%		04/07/15	13,500,000	13,500,000

M/F Housing RB (Laurel Park Sr Apts) Series 2002H (LOC: Freddie Mac)		0.03%		04/07/15	5,500,000	5,500,000

M/F Housing RB (Los Padres Apts) Series 2003E (LOC: Fannie Mae)		0.03%		04/07/15	10,750,000	10,750,000

M/F Housing RB (Martin Luther Tower) Series 2005D (LOC: Fannie Mae)		0.03%		04/07/15	7,150,000	7,150,000

M/F Housing RB (Oak Center Towers) Series 2005L (LOC: Fannie Mae)		0.04%		04/07/15	3,420,000	3,420,000

M/F Housing RB (Oakmont of Concord) Series 2002Q (LOC: Fannie Mae)		0.03%		04/07/15	16,650,000	16,650,000

M/F Housing RB (Park David Sr Apts) Series 1999D (LOC: Fannie Mae)		0.04%		04/07/15	8,220,000	8,220,000

M/F Housing RB (Plaza Club Apts) Series 1997A (LOC: Fannie Mae)		0.03%		04/07/15	13,590,000	13,590,000

 13

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
M/F Housing RB (Rancho Santa Fe Village Apts) Series 2004EE (LOC: Freddie Mac)		0.02%		04/07/15	12,300,000	12,300,000

M/F Housing RB (Sagewood At Stonebridge Estates) Series 2005CC (LOC: Fannie Mae)		0.04%		04/07/15	9,100,000	9,100,000

M/F Housing Refunding RB (Arbor Ridge Apts) Series 2008B (LOC: Freddie Mac)		0.03%		04/07/15	16,405,000	16,405,000

M/F Housing Refunding RB (Brandon Place Apts) Series 2006D (LOC: Fannie Mae)		0.04%		04/07/15	6,070,000	6,070,000

M/F Housing Refunding RB (Kelvin Court) Series 2012B (LOC: Fannie Mae)		0.05%		04/07/15	12,750,000	12,750,000

M/F Housing Refunding RB (Mariners Pointe Apts) Series 2006A (LOC: Fannie Mae)		0.02%		04/07/15	6,500,000	6,500,000

M/F Housing Refunding RB (The Alexandria) Series 2013A (LOC: Federal Home Loan Bank)		0.03%		04/07/15	17,000,000	17,000,000

RB (John Muir Health) Series 2008C (LOC: Wells Fargo Bank, NA)		0.01%		04/01/15	3,000,000	3,000,000

RB (Kaiser Permanente) Series 2003B		0.01%		04/07/15	3,800,000	3,800,000

RB (Kaiser Permanente) Series 2004L		0.01%		04/07/15	4,300,000	4,300,000

RB (Kaiser Permanente) Series 2004M		0.01%		04/07/15	9,000,000	9,000,000

RB (Kaiser Permanente) Series 2006B (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.03%		04/07/15	4,950,000	4,950,000

RB (Kaiser Permanente) Series 2009C1		0.01%		04/07/15	2,800,000	2,800,000

RB (Plan Nine Partners) Series 2005A (LOC: MUFG Union Bank, NA)		0.04%		04/07/15	5,300,000	5,300,000

RB (Rady Children’s Hospital) Series 2008C (LOC: Northern Trust Co)		0.01%		04/07/15	4,850,000	4,850,000

RB (Sutter Health) Series 2005C (LIQ: Citibank, NA)	a	0.03%		04/07/15	6,300,000	6,300,000

Refunding RB (Trinity Health) Series 2011CA (LIQ: Citibank, NA)	a	0.02%		04/07/15	2,175,000	2,175,000

Chino Basin Regional Financing Auth
RB Series 2008A (LIQ: Deutsche Bank AG)	a	0.09%		04/07/15	7,980,000	7,980,000

Coast CCD
GO Bonds Series 2006B (LIQ: Deutsche Bank AG)	a	0.07%		04/07/15	24,875,000	24,875,000

GO Bonds Series 2006B (LIQ: Deutsche Bank AG)	a	0.07%		04/07/15	15,725,000	15,725,000

GO Bonds Series 2006B (LIQ: Wells Fargo & Co)	a	0.02%		04/07/15	13,680,000	13,680,000

Contra Costa CCD
GO Bonds Series 2013 (LIQ: Citibank, NA)	a	0.03%		04/07/15	7,800,000	7,800,000

GO Bonds Series 2013 (LIQ: State Street Bank & Trust Co NA)	a	0.02%		04/07/15	7,500,000	7,500,000

Contra Costa Cnty
M/F Housing RB (Creekview Apts) Series 2003B (LOC: Freddie Mac)		0.03%		04/07/15	32,200,000	32,200,000

Dublin Housing Auth
M/F Housing RB (Park Sierra) Series 1998A (LOC: Freddie Mac)		0.03%		04/07/15	28,700,000	28,700,000

East Bay Municipal Utility District
Water System RB Series 2014C (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	1,830,000	1,830,000

Water System Refunding RB Series 2008A2 (LIQ: US Bank, NA)	b	0.01%		04/07/15	260,000	260,000

Water System Refunding RB Series 2008A4 (LIQ: Wells Fargo Bank, NA)		0.01%		04/07/15	1,795,000	1,795,000

Water System Sub RB Series 2005A (LIQ: Citibank, NA)	a	0.03%		04/07/15	35,000,000	35,000,000

Water System Sub Refunding RB Series 2012A (LIQ: Citibank, NA)	a	0.03%		04/07/15	49,500,000	49,500,000

Eastern Municipal Water District
Refunding Water & Sewer RB Series 2012A		0.03%	04/02/15	05/22/15	18,500,000	18,500,000

14

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
El Camino Hospital District
GO Bonds Series 2006 (LIQ: Deutsche Bank AG)	a	0.15%		04/07/15	8,835,000	8,835,000

Elsinore Valley Municipal Water District
Refunding COP Series 2011A (LOC: MUFG Union Bank, NA)		0.03%		04/07/15	15,270,000	15,270,000

Emeryville Redevelopment Agency
M/F Housing RB (Bay St Apts) Series 2002A (LOC: Fannie Mae)		0.03%		04/07/15	57,715,000	57,715,000

Escondido
M/F Housing RB (Via Roble Apts) Series 2003A (LOC: Fannie Mae)		0.04%		04/07/15	6,900,000	6,900,000

Foothill-DeAnza CCD
GO Bonds Series B (LIQ: Deutsche Bank AG)	a	0.07%		04/07/15	16,830,000	16,830,000

GO Bonds Series C (LIQ: Branch Banking & Trust Co)	a	0.03%		04/07/15	28,300,000	28,300,000

GO Bonds Series C (LIQ: Citibank, NA)	a	0.02%		04/07/15	4,500,000	4,500,000

Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.04%		04/07/15	9,900,000	9,900,000

Grossmont Healthcare District
GO Bonds Series 2011B (LIQ: Credit Suisse AG)	a	0.02%		04/07/15	8,200,000	8,200,000

Grossmont UHSD
GO Bonds Series 2008 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		04/07/15	6,545,000	6,545,000

GO Bonds Series 2009A (LIQ: Citibank, NA)	a	0.03%		04/07/15	7,525,000	7,525,000

Hayward
M/F Housing RB (Lord Tennyson Apts) Series 2005A (LOC: Freddie Mac)		0.02%		04/07/15	13,915,000	13,915,000

M/F Housing RB (Timbers Apts) Series 1998A (LOC: Fannie Mae)		0.03%		04/07/15	9,500,000	9,500,000

Huntington Beach
M/F Housing RB (Five Points Seniors) Series 1991A (LOC: Fannie Mae)		0.03%		04/07/15	7,000,000	7,000,000

Irvine Assessment District
Limited Obligation Bonds Series 1999 (LOC: State Street Bank & Trust Co NA)		0.03%		04/01/15	8,923,000	8,923,000

Irvine Ranch Water District
Refunding Bonds Series 2011A1		0.05%	04/02/15	03/15/16	15,600,000	15,600,000

Refunding Bonds Series 2011A2		0.05%	04/02/15	03/15/16	9,000,000	9,000,000

Kings Cnty Housing Auth
M/F Housing Refunding RB (Edgewater Isle Apts) Series 2001A (LOC: Fannie Mae)		0.02%		04/07/15	2,110,000	2,110,000

Long Beach CCD
GO Bonds Series 2008A (LIQ: Deutsche Bank AG)	a	0.12%		04/07/15	11,351,000	11,351,000

Long Beach USD
GO Bonds Series A (LIQ: Deutsche Bank AG)	a	0.08%		04/07/15	6,665,000	6,665,000

GO Refunding Bonds 2012 (LIQ: Credit Suisse AG)	a	0.02%		04/07/15	7,750,000	7,750,000

Los Angeles
M/F Housing Refunding RB (Asbury Apts) Series 2003A (LOC: Citibank, NA)		0.07%		04/07/15	4,660,000	4,660,000

Wastewater System Refunding RB Series 2005A (ESCROW/LIQ: Citibank, NA)	a	0.03%		04/07/15	10,730,000	10,730,000

Wastewater System Refunding RB Series 2005A (ESCROW/LIQ: Citibank, NA)	a	0.04%		04/07/15	3,750,000	3,750,000

Wastewater System Refunding RB Series 2005A (LIQ: Citibank, NA)	a	0.05%		04/07/15	2,785,000	2,785,000

Wastewater System Sub Refunding RB Series 2012B (LIQ: Credit Suisse AG)	a	0.02%		04/07/15	6,665,000	6,665,000

 15

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Los Angeles CCD
GO Bonds Series 2007A (LIQ: Citibank, NA)	a	0.04%		04/07/15	3,000,000	3,000,000

GO Bonds Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.04%		04/07/15	16,535,000	16,535,000

GO Bonds Series 2007A (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	5,225,000	5,225,000

GO Bonds Series 2008F1 (LIQ: JPMorgan Chase Bank, NA)	a	0.04%		04/07/15	6,665,000	6,665,000

Los Angeles Cnty Housing Auth
M/F Housing RB (Canyon Country Villas) Series 1985H (LOC: Freddie Mac)		0.02%		04/07/15	11,000,000	11,000,000

M/F Housing RB (Castaic Sr Apts) Series 2003C (LOC: Fannie Mae)		0.03%		04/07/15	9,300,000	9,300,000

M/F Housing Refunding RB (Diamond Park Apts) Series 2010B (LOC: Freddie Mac)		0.04%		04/07/15	14,200,000	14,200,000

M/F Housing Refunding RB (Malibu Meadows) Series 1998B (LOC: Fannie Mae)		0.02%		04/07/15	14,550,000	14,550,000

M/F Housing Refunding RB (Sand Canyon Villas) Series 2010C (LOC: Freddie Mac)		0.04%		04/07/15	17,000,000	17,000,000

Los Angeles Community Redevelopment Agency
M/F Housing RB (Academy Village Apts) Series 1989A (LOC: Freddie Mac)		0.02%		04/07/15	8,300,000	8,300,000

M/F Housing RB Series 2001A (LOC: Fannie Mae)		0.03%		04/07/15	3,955,000	3,955,000

Los Angeles Dept of Airports
Airport Sr RB Series 2008A (LIQ: Deutsche Bank AG)	a	0.07%		04/07/15	12,325,000	12,325,000

Airport Sr RB Series 2008A (LIQ: Deutsche Bank AG)	a	0.07%		04/07/15	11,055,000	11,055,000

Airport Sr RB Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.06%		04/07/15	19,295,000	19,295,000

Airport Sr RB Series 2008A (LIQ: Morgan Stanley Bank NA)	a	0.09%		04/07/15	13,475,000	13,475,000

Airport Sr RB Series 2010A (LIQ: Bank of America, NA)	a	0.02%		04/07/15	10,095,000	10,095,000

Airport Sr RB Series 2010A (LIQ: Barclays Bank Plc)	a	0.03%		04/07/15	5,085,000	5,085,000

Airport Sr RB Series 2010A (LIQ: Royal Bank of Canada)	a	0.02%		04/07/15	8,665,000	8,665,000

Airport Sr RB Series 2010A&D (LIQ: Barclays Bank Plc)	a	0.03%		04/07/15	6,630,000	6,630,000

Airport Sr RB Series 2010D (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	6,665,000	6,665,000

Airport Sr RB Series 2012B (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	4,165,000	4,165,000

Airport Sr RB Series 2015A (LIQ: Morgan Stanley Bank NA)	a	0.09%		04/07/15	9,500,000	9,500,000

Los Angeles Dept of Water & Power
Power System RB Series 2001B5 (LIQ: Bank of Montreal)		0.01%		04/07/15	9,500,000	9,500,000

Power System RB Series 2001B6 (LIQ: Bank of Montreal)		0.01%		04/01/15	3,100,000	3,100,000

Power System RB Series 2001B8 (LIQ: Bank of Montreal)		0.01%		04/07/15	6,000,000	6,000,000

Power System RB Series 2002A1 (LIQ: Bank of America, NA)		0.01%		04/07/15	10,000,000	10,000,000

Power System RB Series 2002A4 (LIQ: Bank of America, NA)		0.01%		04/07/15	19,250,000	19,250,000

Power System RB Series 2002A5 (LIQ: Citibank, NA)		0.01%		04/07/15	5,000,000	5,000,000

Power System RB Series 2002A6 (LIQ: Bank of America, NA)		0.02%		04/07/15	12,600,000	12,600,000

Power System RB Series 2005A (LIQ: Citibank, NA)	a	0.03%		04/07/15	15,430,000	15,430,000

Power System RB Series 2005A1 (LIQ: Citibank, NA)	a	0.03%		04/07/15	37,220,000	37,220,000

Power System RB Series 2007A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	14,855,000	14,855,000

Power System RB Series 2007A2 (LIQ: Citibank, NA)	a	0.04%		04/07/15	8,085,000	8,085,000

Power System RB Series 2012B (LIQ: Credit Suisse AG)	a	0.02%		04/07/15	13,485,000	13,485,000

Power System RB Series 2013B (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	2,500,000	2,500,000

Water System RB Series 2006A (LIQ: Citibank, NA)	a	0.03%		04/07/15	35,110,000	35,110,000

Water System RB Series 2006A1 (LIQ: Citibank, NA)	a	0.03%		04/07/15	17,500,000	17,500,000

16

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Water System RB Series 2011A (LIQ: State Street Bank & Trust Co NA)	a	0.02%		04/07/15	17,565,000	17,565,000

Water System RB Series 2011B2 (LIQ: Royal Bank of Canada)		0.02%		04/01/15	3,500,000	3,500,000

Water System RB Series 2012A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	3,665,000	3,665,000

Water System RB Series 2012A (LIQ: Royal Bank of Canada)	a	0.02%		04/07/15	12,000,000	12,000,000

Water System RB Series 2012B (LIQ: Citibank, NA)	a	0.03%		04/07/15	6,200,000	6,200,000

Water System RB Series 2012B (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	10,900,000	10,900,000

Water System RB Series 2012B (LIQ: Royal Bank of Canada)	a	0.02%		04/07/15	5,000,000	5,000,000

Water System RB Series 2014A (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	4,000,000	4,000,000

Los Angeles Harbor Dept
Refunding RB Series 2006B (LIQ: Citibank, NA)	a	0.07%		04/07/15	16,120,000	16,120,000

Los Angeles IDA
IDRB (KH Enterprises) Series 2008 (LOC: Bank of the West)		0.14%		04/07/15	1,410,000	1,410,000

RB (AAA Packing & Shipping) Series 2000 (LOC: Wells Fargo Bank, NA)		0.04%		04/07/15	3,000,000	3,000,000

Los Angeles Municipal Improvement Corp
Lease RB Series 2006A (GTY/LIQ: Wells Fargo & Co)	a	0.04%		04/07/15	70,000	70,000

Los Angeles USD
GO Bonds Series 2005E (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	13,435,000	13,435,000

GO Bonds Series 2007B & Refunding Series 2007B (LIQ: State Street Bank & Trust Co NA)	a	0.02%		04/07/15	7,290,000	7,290,000

GO Bonds Series 2009I (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	6,890,000	6,890,000

Monterey Peninsula Water Management District
COP (Wastewater Reclamation) Series 1992 (LOC: Wells Fargo Bank, NA)		0.03%		04/07/15	1,450,000	1,450,000

Newport-Mesa USD
GO Bonds Series 2007 (LIQ: Deutsche Bank AG)	a	0.10%		04/07/15	11,795,000	11,795,000

Orange Cnty
Airport RB Series 2009B (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	6,520,000	6,520,000

Refunding RB (Riverbend Apts) 1999B (LOC: Freddie Mac)		0.02%		04/07/15	6,500,000	6,500,000

Orange Cnty Housing Auth
RB (Lantern Pines Apts) Series 1985CC (LOC: Fannie Mae)		0.02%		04/07/15	4,895,000	4,895,000

Refunding RB (Villa La Paz) Series 1998F (LOC: Fannie Mae)		0.03%		04/07/15	9,900,000	9,900,000

Orange Cnty Sanitation District
Wastewater Refunding Revenue Obligations Series 2015A (LIQ: Citibank, NA)	a	0.03%		04/07/15	8,000,000	8,000,000

Oxnard Financing Auth
Lease RB Series 2003B (LOC: MUFG Union Bank, NA)		0.02%		04/07/15	10,725,000	10,725,000

Lease RB Series 2006 (LOC: MUFG Union Bank, NA)		0.02%		04/07/15	20,285,000	20,285,000

Wastewater RB Series 2004B (LOC: MUFG Union Bank, NA)		0.02%		04/07/15	18,710,000	18,710,000

Pasadena
Refunding COP Series 2008A (LOC: Bank of America, NA)		0.03%		04/07/15	13,600,000	13,600,000

Petaluma
M/F Housing RB (Oakmont) Series 1996A (LOC: US Bank, NA)		0.06%		04/07/15	2,550,000	2,550,000

Pinole Redevelopment Agency
M/F Housing RB (East Bluff Apts) Series 1998A (LOC: Comerica Bank)		0.08%		04/07/15	4,959,000	4,959,000

Pittsburg Public Financing Auth
Water Refunding RB Series 2008 (LOC: Bank of the West)		0.03%		04/07/15	7,670,000	7,670,000

Placer Cnty Water Agency
Second Sr Water Revenue COP Series 2007 (GTY/LIQ: Wells Fargo & Co)	a	0.03%		04/07/15	15,555,000	15,555,000

 17

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Pleasanton
M/F Housing RB (Busch Sr Housing) Series 2003A (LOC: Fannie Mae)		0.03%		04/07/15	13,360,000	13,360,000

Pomona Public Financing Auth
Water Facilities RB Series 2007AY (GTY/LIQ: US Bank, NA)	a	0.02%		04/07/15	8,825,000	8,825,000

Poway USD
GO Bonds Series 2008B (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	10,000,000	10,000,000

Redondo Beach Redevelopment Agency
M/F Housing Refunding RB (Heritage Pointe Apts) Series 2004A (LOC: Fannie Mae)		0.03%		04/07/15	10,890,000	10,890,000

Richmond
Wastewater Refunding RB Series 2008A (LOC: MUFG Union Bank, NA)		0.02%		04/07/15	7,000,000	7,000,000

Riverside
Electric Refunding RB Series 2008A (LOC: Barclays Bank Plc)		0.01%		04/07/15	40,000,000	40,000,000

Riverside CCD
GO Bonds Series 2007C (LIQ: Bank of America, NA)	a	0.10%		04/07/15	5,940,000	5,940,000

Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2009A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.01%		04/07/15	35,000,000	35,000,000

Limited Sales Tax RB Series 2009B (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.01%		04/07/15	46,210,000	46,210,000

Limited Sales Tax RB Series 2009C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.01%		04/07/15	11,265,000	11,265,000

Limited Sales Tax RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	6,365,000	6,365,000

Sales Tax RB Series 2013A (LIQ: Citibank, NA)	a	0.03%		04/07/15	1,675,000	1,675,000

Sales Tax RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	1,875,000	1,875,000

Roseville Jt UHSD
GO Bonds Series C (LIQ: Deutsche Bank AG)	a	0.12%		04/07/15	8,835,000	8,835,000

Sacramento Cnty Housing Auth
M/F Housing RB (Arlington Creek Apts) Series 2001I (LOC: Fannie Mae)		0.03%		04/07/15	10,000,000	10,000,000

M/F Housing RB (Ashford Heights Apts) Series 2006H (LOC: Fannie Mae)		0.03%		04/07/15	12,255,000	12,255,000

M/F Housing RB (Carlton Plaza Sr Apts) Series 2003E (LOC: Fannie Mae)		0.03%		04/07/15	14,000,000	14,000,000

M/F Housing RB (Hastings Park Apts) Series 2004G (LOC: Fannie Mae)		0.03%		04/07/15	16,500,000	16,500,000

M/F Housing RB (Logan Park Apts) Series 2007E (LOC: Freddie Mac)		0.04%		04/07/15	41,800,000	41,800,000

M/F Housing RB (Normandy Park Sr Apts) Series 2000A (LOC: Fannie Mae)		0.03%		04/07/15	6,000,000	6,000,000

M/F Housing Refunding RB (Chesapeake Commons Apts) Series 2001C (LOC: Fannie Mae)		0.03%		04/07/15	16,440,000	16,440,000

Sacramento Cnty Sanitation District Financing Auth
Sub Lien Refunding RB Series 2013A (GTY/LIQ: Royal Bank of Canada)	a	0.02%		04/07/15	29,945,000	29,945,000

Sacramento Housing Auth
M/F Housing RB (Atrium Court Apts) 2002G (LOC: Fannie Mae)		0.04%		04/07/15	17,200,000	17,200,000

M/F Housing RB (Greenfair Apts) Series 2000G (LOC: Citibank, NA)		0.04%		04/07/15	9,400,000	9,400,000

M/F Housing RB (Hurley Creek Sr Apts) Series 2006E (LOC: Freddie Mac)		0.03%		04/07/15	10,265,000	10,265,000

18

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
M/F Housing RB (St. Anton Building Apts) Series 2003I (LOC: Fannie Mae)		0.03%		04/07/15	8,000,000	8,000,000

M/F Housing RB (Valencia Point Apts) Series 2006I (LOC: Fannie Mae)		0.03%		04/07/15	5,150,000	5,150,000

Sacramento Municipal Utility District
Electric Sub RB Series 2012M (LOC: State Street Bank & Trust Co NA)		0.02%		04/07/15	3,000,000	3,000,000

Sub Electric Refunding RB Series 2008J (LOC: Bank of America, NA)		0.02%		04/07/15	23,000,000	23,000,000

Sub Electric Refunding RB Series 2008K (LOC: Bank of America, NA)		0.02%		04/07/15	27,550,000	27,550,000

Sacramento Suburban Water District
Refunding Revenue COP Series 2009A (LOC: Sumitomo Mitsui Banking Corp)		0.02%		04/07/15	6,000,000	6,000,000

Sacramento Transportation Auth
Limited Sales Tax Refunding RB Series 2015A (LIQ: Mizuho Bank Ltd)		0.02%		04/07/15	20,100,000	20,100,000

San Bernardino CCD
GO Bonds Series C (LIQ: Citibank, NA)	a	0.22%		04/07/15	7,500,000	7,500,000

GO Refunding Bonds Series 2013A (LIQ: Credit Suisse AG)	a	0.02%		04/07/15	8,000,000	8,000,000

San Bernardino Cnty Transportation Auth
Sales Tax RB Series 2014A (LIQ: Citibank, NA)	a	0.03%		04/07/15	8,300,000	8,300,000

San Diego CCD
GO Bonds Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.04%		04/07/15	4,000,000	4,000,000

GO Bonds Series 2009 (LIQ: Citibank, NA)	a	0.03%		04/07/15	3,125,000	3,125,000

San Diego Cnty
COP (San Diego Jewish Academy) Series 2003 (LOC: Comerica Bank)		0.02%		04/07/15	4,175,000	4,175,000

San Diego Cnty Regional Transportation Commission
Limited Sales Tax RB Series 2008B (LIQ: JPMorgan Chase Bank, NA)		0.02%		04/07/15	17,595,000	17,595,000

San Diego Cnty Water Auth
Water Revenue COP Series 2008A (LIQ: Citibank, NA)	a	0.02%		04/07/15	33,580,000	33,580,000

Water Revenue COP Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	5,810,000	5,810,000

San Diego Housing Auth
M/F Housing RB (Hillside Garden Apts) Series 2004B (LOC: Fannie Mae)		0.03%		04/07/15	25,595,000	25,595,000

M/F Mortgage Refunding RB (Creekside Villa Apts) Series 1999B (LOC: Fannie Mae)		0.03%		04/07/15	5,525,000	5,525,000

San Francisco
Refunding COP Series 2010A (LIQ: Morgan Stanley Bank NA)	a	0.04%		04/07/15	3,325,000	3,325,000

San Francisco Airport Commission
Refunding RB Second Series 36A (LOC: US Bank, NA)		0.01%		04/07/15	25,000,000	25,000,000

Refunding RB Second Series 36C (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.01%		04/07/15	13,570,000	13,570,000

San Francisco Bay Area Rapid Transit District
Sales Tax Refunding RB Series 2005A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	6,360,000	6,360,000

Sales Tax Refunding RB Series 2006A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	6,130,000	6,130,000

San Francisco Finance Corp
Lease Refunding RB (Moscone Center Expansion) Series 2008-1 (LOC: State Street Bank & Trust Co NA)		0.01%		04/07/15	11,260,000	11,260,000

Lease Refunding RB (Moscone Center Expansion) Series 2008-2 (LOC: State Street Bank & Trust Co NA)		0.02%		04/07/15	8,140,000	8,140,000

 19

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
San Francisco Housing Auth
M/F Housing Refunding RB (Valencia Gardens) Series 2004 (LOC: Citibank, NA)		0.04%		04/07/15	6,685,000	6,685,000

San Francisco Municipal Transportation Agency
RB Series 2014 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	5,000,000	5,000,000

San Francisco Public Utilities Commission
Water RB 2011 & 2012A (LIQ: State Street Bank & Trust Co NA)	a	0.03%		04/07/15	4,555,000	4,555,000

Water RB 2012A (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	6,665,000	6,665,000

San Francisco Redevelopment Agency
M/F Housing Refunding RB (Fillmore Center) Series 1992A1 (LOC: Freddie Mac)		0.02%		04/07/15	30,100,000	30,100,000

M/F Housing Refunding RB (Fillmore Center) Series 1992A2 (LOC: Freddie Mac)		0.03%		04/07/15	3,750,000	3,750,000

San Jose
M/F Housing RB (Pollard Plaza Apts) Series 2002D (LOC: Freddie Mac)		0.03%		04/07/15	6,495,000	6,495,000

M/F Housing RB (Villa Monterey Apts) Series 2002F (LOC: Fannie Mae)		0.03%		04/07/15	2,000,000	2,000,000

San Jose-Evergreen CCD
GO Bonds Series A (LIQ: Citibank, NA)	a	0.03%		04/07/15	3,980,000	3,980,000

San Marcos Redevelopment Agency
M/F Housing RB (Grandon Village) Series 2002A (LOC: Freddie Mac)		0.02%		04/07/15	13,390,000	13,390,000

San Marcos USD
GO Bonds Series C (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	6,665,000	6,665,000

San Mateo Cnty CCD
GO Bonds Series 2005B (LIQ: Wells Fargo & Co)	a	0.03%		04/07/15	10,795,000	10,795,000

GO Bonds Series 2005B&2006A (LIQ: Wells Fargo & Co)	a	0.02%		04/07/15	18,775,000	18,775,000

San Mateo Cnty Jt Powers Financing Auth
Lease Refunding RB Series 2013A (LIQ: Barclays Bank Plc)	a	0.03%		04/07/15	10,780,000	10,780,000

Santa Clara Cnty Housing Auth
M/F Housing RB (Monte Vista Terrace Apts) Series 2005C (LOC: MUFG Union Bank, NA)		0.07%		04/07/15	8,729,000	8,729,000

M/F Housing Refunding RB (Willows Apts) Series 2005A (LOC: MUFG Union Bank, NA)		0.05%		04/07/15	4,013,000	4,013,000

Santa Clara Valley Transportation Auth
Sales Tax Refunding RB Series 2007A (LIQ: Citibank, NA)	a	0.02%		04/07/15	2,500,000	2,500,000

Sales Tax Refunding RB Series 2008A (LIQ: Sumitomo Mitsui Banking Corp)		0.01%		04/07/15	6,915,000	6,915,000

Sales Tax Refunding RB Series 2008D (LIQ: Sumitomo Mitsui Banking Corp)		0.02%		04/07/15	8,000,000	8,000,000

Sausalito
M/F Housing RB (Rotary Village) Series 2003 (LOC: Bank of the West)		0.05%		04/07/15	1,990,000	1,990,000

Southern California Metropolitan Water District
Water RB Series 2000B3 (LIQ: Wells Fargo Bank, NA)		0.01%		04/01/15	1,700,000	1,700,000

Water RB Series 2005C (LIQ: Citibank, NA)	a	0.03%		04/07/15	24,750,000	24,750,000

Water RB Series 2006A (LIQ: Bank of America, NA)	a	0.04%		04/07/15	9,300,000	9,300,000

Water RB Series 2006A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	5,590,000	5,590,000

Water Refunding RB Series 2009A2		0.07%	04/02/15	01/11/16	50,000,000	50,000,000

Water Refunding RB Series 2011A1		0.04%	04/02/15	01/04/16	32,000,000	32,000,000

Water Refunding RB Series 2011A3		0.04%	04/02/15	01/04/16	32,000,000	32,000,000

Water Refunding RB Series 2013E		0.04%	04/02/15	06/05/15	52,000,000	52,000,000

Water Refunding RB Series 2014D		0.01%		04/07/15	11,100,000	11,100,000

20

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Southern California Public Power Auth
Refunding RB (Palo Verde) Series 2008A (LOC: Barclays Bank Plc)		0.02%		04/07/15	13,000,000	13,000,000

Refunding RB (Palo Verde) Series 2008B (LOC: Barclays Bank Plc)		0.02%		04/07/15	3,100,000	3,100,000

Univ of California
General RB Series 2007J (LIQ: Citibank, NA)	a	0.02%		04/01/15	1,400,000	1,400,000

General RB Series 2007J (LIQ: Citibank, NA)	a	0.02%		04/07/15	9,550,000	9,550,000

General RB Series 2008L (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	4,800,000	4,800,000

General RB Series 2009O (LIQ: Citibank, NA)	a	0.02%		04/07/15	3,500,000	3,500,000

General RB Series 2009Q (LIQ: Barclays Bank Plc)	a	0.03%		04/07/15	6,665,000	6,665,000

General RB Series 2013AF (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	6,500,000	6,500,000

General RB Series 2013AI (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	1,900,000	1,900,000

General RB Series 2013AI (LIQ: State Street Bank & Trust Co NA)	a	0.02%		04/07/15	10,665,000	10,665,000

General RB Series 2014AM (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	5,985,000	5,985,000

General RB Series 2014AM (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	7,600,000	7,600,000

Limited RB Series 2007D (LIQ: Citibank, NA)	a	0.02%		04/01/15	8,600,000	8,600,000

Limited RB Series 2012G (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	4,695,000	4,695,000

Medical Center Pooled RB Series 2007C2 (LIQ: State Street Bank & Trust Co NA)	a	0.02%		04/07/15	20,750,000	20,750,000

Medical Center Pooled RB Series 2013J (LIQ: Barclays Bank Plc)	a	0.03%		04/07/15	20,850,000	20,850,000

Medical Center Pooled RB Series 2013J (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	15,505,000	15,505,000

West Hills CCD
COP (2008 Refunding) (LOC: MUFG Union Bank, NA)		0.02%		04/07/15	15,025,000	15,025,000

West Valley-Mission CCD
GO Bonds Series 2015B (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	8,500,000	8,500,000

Westminster Redevelopment Agency
M/F Housing RB (Brookhurst Royal) Series 2000A (LOC: MUFG Union Bank, NA)		0.08%		04/07/15	5,605,000	5,605,000

Yosemite CCD
GO Bonds Series 2008C (LIQ: Bank of America, NA)	a	0.05%		04/07/15	8,000,000	8,000,000

						4,215,741,156

Other Investments 2.3%
Nuveen California AMT-Free Municipal Income Fund
Variable Rate Demand Preferred Shares Series 5 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.17%		04/07/15	50,300,000	50,300,000

Nuveen California Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.17%		04/07/15	55,000,000	55,000,000

Variable Rate Demand Preferred Shares Series 4 (GTY/LIQ: Royal Bank of Canada)	a	0.10%		04/07/15	5,600,000	5,600,000

Variable Rate Demand Preferred Shares Series 6 (GTY/LIQ: Citibank, NA)	a	0.09%		04/07/15	19,300,000	19,300,000

 21

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Nuveen California Dividend Advantage Municipal Fund 2
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Royal Bank of Canada)	a	0.12%		04/07/15	38,000,000	38,000,000

						168,200,000

Total Variable-Rate Securities
(Cost $4,383,941,156)						4,383,941,156

End of Investments.

At 03/31/15, the tax basis cost of the fund’s investments was $7,245,895,061.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,045,523,156 or 28.2% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $299,115,000 or 4.1% of net assets.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
ULT —	Unlimited tax
USD —	Unified school district

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be

22

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2015, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2015.

REG47704MAR15

 23

The Charles Schwab Family of Funds
Schwab New York Municipal Money Fund™

(formerly, Schwab New York AMT Tax-Free Money Fund)

Portfolio Holdings as of March 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

38.3%	Fixed-Rate Securities	718,684,241	718,684,241
62.9%	Variable-Rate Securities	1,179,073,268	1,179,073,268

101.2%	Total Investments	1,897,757,509	1,897,757,509
(1.2%)	Other Assets and Liabilities, Net		(22,696,263)

100.0%	Net Assets		1,875,061,246

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 38.3% of net assets

New York 38.3%
Albany Cnty
BAN Series 2014A		0.75%		05/29/15	19,381,024	19,398,424

Amityville UFSD
TAN 2014-2015		1.00%		06/26/15	10,000,000	10,019,521

Babylon
BAN 2014		1.50%		08/01/15	4,190,000	4,208,729

Bay Shore UFSD
TAN 2014-2015		1.50%		06/26/15	18,000,000	18,050,371

Bayport Blue Point UFSD
TAN 2014-2015		1.00%		06/25/15	1,500,000	1,502,844

Buffalo
BAN 2014		2.00%		04/29/15	7,367,399	7,377,205

GO Bonds 2014		4.00%		04/01/15	2,234,769	2,234,769

Clinton Cnty
BAN Series 2014A		1.00%		06/12/15	1,640,008	1,642,004

Columbia Cnty
BAN Series 2015A		1.25%		02/03/16	8,600,000	8,673,441

East Islip UFSD
GO TAN 2014		0.75%		06/27/15	4,000,000	4,005,431

East Syracuse-Minoa CSD
BAN 2014		1.25%		10/09/15	10,000,000	10,052,433

Eastport South Manor CSD
TAN 2014-2015		1.00%		06/26/15	16,000,000	16,025,613

Grand Island CSD
BAN 2014		1.50%		12/03/15	7,000,000	7,058,784

Hampton Bays UFSD
BAN 2014		0.50%		06/26/15	11,000,000	11,008,916

 1

 Schwab New York Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Harborfields CSD
TAN 2014-2015		0.75%		06/26/15	4,000,000	4,005,494

Herricks UFSD
TAN Series 2014-2015		1.00%		06/26/15	7,000,000	7,013,200

Ithaca
GO BAN Series 2014B		1.00%		07/31/15	1,500,000	1,504,129

Kenmore-Tonawanda UFSD
BAN 2014		0.50%		06/17/15	7,956,442	7,960,957

Kingston SD
BAN Series 2014A		0.45%		06/17/15	16,000,000	16,009,586

Liverpool CSD
BAN 2014-2015		1.25%		10/02/15	3,000,000	3,015,305

Mamaroneck
BAN Series 2014B		1.00%		09/03/15	4,901,875	4,915,551

Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2002B2		4.00%		11/01/15	460,000	469,909

Dedicated Tax Fund Refunding Bonds Series 2011A		5.00%		11/15/15	6,750,000	6,953,779

Dedicated Tax Fund Refunding Bonds Series 2012A		4.00%		11/15/15	500,000	511,890

Dedicated Tax Refunding Bonds Series 2008B1		3.00%		11/15/15	105,000	106,731

Revenue BAN Series CP2B (LOC: Barclays Bank Plc)		0.04%		04/09/15	25,000,000	25,000,000

State Service Contract Refunding Bonds Series 2002A		5.50%		07/01/15	160,000	162,115

State Service Contract Refunding Bonds Series 2002A		5.75%		01/01/16	1,100,000	1,145,365

Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2009A		5.00%		11/15/15	125,000	128,679

Nassau Health Care Corp
Bonds Series 2009C2 (LOC: Wells Fargo Bank, NA)		0.07%		04/07/15	11,100,000	11,100,000

New York City
GO Bonds Fiscal 2005 Series K		3.60%		08/01/15	100,000	101,092

GO Bonds Fiscal 2005 Series O		5.00%		06/01/15	1,080,000	1,088,640

GO Bonds Fiscal 2005 Series P		3.60%		08/01/15	100,000	101,112

GO Bonds Fiscal 2005 Series P		5.00%		08/01/15	100,000	101,592

GO Bonds Fiscal 2006 Series C		5.00%		08/01/15	1,550,000	1,574,792

GO Bonds Fiscal 2006 Series D		5.00%		08/01/15	600,000	609,463

GO Bonds Fiscal 2006 Series F1		5.00%		09/01/15	150,000	152,962

GO Bonds Fiscal 2006 Series G		5.00%		08/01/15	1,050,000	1,066,734

GO Bonds Fiscal 2007 Series A		4.00%		08/01/15	200,000	202,496

GO Bonds Fiscal 2007 Series A		4.50%		08/01/15	600,000	608,573

GO Bonds Fiscal 2007 Series A		5.00%		08/01/15	700,000	711,424

GO Bonds Fiscal 2007 Series C1		5.00%		01/01/16	355,000	367,249

GO Bonds Fiscal 2008 Series A1		5.00%		08/01/15	4,915,000	4,994,108

GO Bonds Fiscal 2008 Series E		5.00%		08/01/15	7,630,000	7,753,257

GO Bonds Fiscal 2008 Series G		5.00%		08/01/15	675,000	685,633

GO Bonds Fiscal 2008 Series H		4.00%		08/01/15	425,000	430,330

GO Bonds Fiscal 2008 Series I1		4.50%		02/01/16	265,000	274,220

GO Bonds Fiscal 2008 Series I1		5.00%		02/01/16	525,000	545,475

GO Bonds Fiscal 2008 Series J1		4.00%		08/01/15	425,000	430,328

GO Bonds Fiscal 2008 Series J1		5.00%		08/01/15	100,000	101,582

GO Bonds Fiscal 2009 Series A1		4.00%		08/15/15	125,000	126,750

GO Bonds Fiscal 2009 Series B1		5.00%		09/01/15	620,000	632,310

GO Bonds Fiscal 2009 Series H1		5.00%		03/01/16	365,000	380,647

2

 Schwab New York Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Bonds Fiscal 2010 Series B		3.00%		08/01/15	500,000	504,670

GO Bonds Fiscal 2010 Series C		3.00%		08/01/15	450,000	454,213

GO Bonds Fiscal 2010 Series C		5.00%		08/01/15	1,365,000	1,386,814

GO Bonds Fiscal 2010 Series E		3.00%		08/01/15	1,775,000	1,791,502

GO Bonds Fiscal 2010 Series E		5.00%		08/01/15	615,000	624,762

GO Bonds Fiscal 2011 Series A		3.00%		08/01/15	200,000	201,828

GO Bonds Fiscal 2011 Series A		5.00%		08/01/15	275,000	279,364

GO Bonds Fiscal 2011 Series B		4.00%		08/01/15	1,350,000	1,367,291

GO Bonds Fiscal 2011 Series B		5.00%		08/01/15	575,000	584,139

GO Bonds Fiscal 2011 Series E		4.00%		08/01/15	230,000	232,841

GO Bonds Fiscal 2011 Series G		5.00%		08/01/15	900,000	914,458

GO Bonds Fiscal 2011 Series I1		4.00%		08/01/15	1,140,000	1,154,291

GO Bonds Fiscal 2011 Series I1		5.00%		08/01/15	125,000	126,967

GO Bonds Fiscal 2012 Series B		4.00%		08/01/15	550,000	556,856

GO Bonds Fiscal 2012 Series E		5.00%		08/01/15	150,000	152,327

GO Bonds Fiscal 2012 Series F		3.00%		08/01/15	250,000	252,256

GO Bonds Fiscal 2012 Series F		5.00%		08/01/15	710,000	721,219

GO Bonds Fiscal 2012 Series H		3.00%		08/01/15	350,000	353,151

GO Bonds Fiscal 2012 Series I		5.00%		08/01/15	4,965,000	5,045,906

GO Bonds Fiscal 2013 Series A1		5.00%		10/01/15	950,000	972,837

GO Bonds Fiscal 2013 Series B		3.00%		08/01/15	1,100,000	1,110,257

GO Bonds Fiscal 2013 Series D		4.00%		08/01/15	300,000	303,781

GO Bonds Fiscal 2013 Series E		3.00%		08/01/15	600,000	605,638

GO Bonds Fiscal 2013 Series E		5.00%		08/01/15	2,825,000	2,870,799

GO Bonds Fiscal 2013 Series F1		5.00%		03/01/16	150,000	156,376

GO Bonds Fiscal 2013 Series G		2.00%		08/01/15	125,000	125,733

GO Bonds Fiscal 2014 Series B		5.00%		08/01/15	1,000,000	1,015,892

New York City Municipal Water Finance Auth
CP Series 1		0.07%		04/06/15	8,000,000	8,000,000

CP Series 1		0.06%		06/04/15	8,700,000	8,700,000

Extendible CP Series 7		0.06%	05/04/15	10/31/15	5,000,000	5,000,000

Extendible CP Series 7		0.06%	06/10/15	12/12/15	5,650,000	5,650,000

Water & Sewer System RB Fiscal 2008 Series C		3.40%		06/15/15	170,000	171,099

Water & Sewer System RB Fiscal 2009 Series EE		5.00%		06/15/15	100,000	100,975

New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S1		5.00%		07/15/15	125,000	126,703

Building Aid RB Fiscal 2008 Series S1		5.00%		01/15/16	200,000	207,468

Building Aid RB Fiscal 2009 Series S2		5.00%		07/15/15	360,000	364,919

Building Aid RB Fiscal 2009 Series S4 (LIQ: Wells Fargo & Co)	a,b	0.14%		07/09/15	16,435,000	16,435,000

Building Aid RB Fiscal 2011 Series S1A		4.00%		07/15/15	700,000	707,634

Building Aid RB Fiscal 2011S1A		3.00%		07/15/15	100,000	100,798

Building Aid RB Fiscal 2012 Series S1A		5.00%		07/15/15	100,000	101,345

Building Aid RB Fiscal 2012S1A		2.00%		07/15/15	200,000	201,019

Building Aid Revenue Bonds Fiscal 2009 Series S1		4.00%		07/15/15	300,000	303,265

Future Tax Secured Bonds Fiscal 2007 Series C1 (ESCROW)		5.00%		11/01/15	3,340,000	3,433,271

Future Tax Secured Refunding Bonds Fiscal 2006 Series A1		5.00%		11/01/15	1,265,000	1,300,492

Future Tax Secured Refunding Sub Bonds Fiscal 2003 Series A1		5.00%		11/01/15	560,000	575,390

 3

 Schwab New York Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Future Tax Secured Refunding Sub Bonds Fiscal 2003 Series A1 (ESCROW)		5.00%		11/01/15	10,000	10,275

Future Tax Secured Refunding Sub Bonds Fiscal 2005 Series A2		5.00%		11/01/15	1,000,000	1,027,714

Future Tax Secured Sub Bonds Fiscal 2007 Series A1		3.63%		08/01/15	250,000	252,826

Future Tax Secured Sub Bonds Fiscal 2007 Series A1		5.00%		08/01/15	990,000	1,005,926

Future Tax Secured Sub Bonds Fiscal 2007 Series B		4.00%		11/01/15	120,000	122,602

Future Tax Secured Sub Bonds Fiscal 2007 Series B		5.00%		11/01/15	520,000	534,434

Future Tax Secured Sub Bonds Fiscal 2010 Series A1		3.00%		05/01/15	170,000	170,386

Future Tax Secured Sub Bonds Fiscal 2010 Series C1		4.00%		08/01/15	175,000	177,190

Future Tax Secured Sub Bonds Fiscal 2010 Series D		5.00%		11/01/15	90,000	92,625

Future Tax Secured Sub Bonds Fiscal 2010 Series D (ESCROW)		5.00%		11/01/15	10,000	10,292

Future Tax Secured Sub Bonds Fiscal 2010 Series I2		4.00%		11/01/15	180,000	183,951

Future Tax Secured Sub Bonds Fiscal 2011 Series A3		4.00%		08/01/15	245,000	248,065

Future Tax Secured Sub Bonds Fiscal 2011 Series E		5.00%		11/01/15	1,550,000	1,592,982

Future Tax Secured Sub Bonds Fiscal 2012 Series A		5.00%		11/01/15	285,000	292,905

Future Tax Secured Sub Bonds Fiscal 2012 Series A (ESCROW)		5.00%		11/01/15	40,000	41,109

Future Tax Secured Sub Bonds Fiscal 2012 Series C		3.00%		11/01/15	100,000	101,583

Future Tax Secured Sub Bonds Fiscal 2012 Series F1		1.50%		05/01/15	200,000	200,201

Future Tax Secured Sub Bonds Fiscal 2012 Series F1		2.00%		05/01/15	120,000	120,174

Future Tax Secured Sub Bonds Fiscal 2012 Series F1		5.00%		05/01/15	100,000	100,392

Future Tax Secured Sub Bonds Fiscal 2013 Series A1		4.00%		08/01/15	400,000	405,027

Future Tax Secured Sub Bonds Fiscal 2013 Series B		5.00%		11/01/15	1,660,000	1,706,462

Future Tax Secured Sub Bonds Fiscal 2013 Series E		5.00%		11/01/15	100,000	102,761

Future Tax Secured Sub Bonds Fiscal 2013 Series H		4.00%		11/01/15	560,000	572,380

Future Tax Secured Sub Bonds Fiscal 2014 Series D1		2.00%		02/01/16	100,000	101,421

Future Tax Secured Sub Secured Bonds Fiscal 2010 Series C1		3.00%		08/01/15	750,000	756,953

Recovery Bonds Fiscal 2003 Series 3B1		4.00%		11/01/15	100,000	102,182

Recovery Bonds Fiscal 2003 Series 3B1		5.00%		11/01/15	100,000	102,769

New York State
GO Bonds Series 2009A		5.00%		02/15/16	260,000	270,538

GO Bonds Series 2010A		3.00%		03/01/16	100,000	102,426

GO Bonds Series 2013A		5.00%		03/01/16	1,000,000	1,043,763

GO Refunding Bonds Series 2005C		5.00%		04/15/15	245,000	245,457

GO Refunding Bonds Series 2005C		5.00%		04/15/16	3,260,000	3,268,104

New York State Dormitory Auth
Consolidated Service Contract Refunding RB Series 2009A		4.00%		07/01/15	195,000	196,812

Consolidated Service Contract Refunding RB Series 2009A		5.00%		07/01/15	525,000	531,256

CP (Cornell Univ)		0.10%		05/05/15	11,140,000	11,140,000

CP (Cornell Univ)		0.08%		07/02/15	5,750,000	5,750,000

Mental Health Services Facilities Improvement RB Series 2007C		4.00%		08/15/15	100,000	101,389

Mental Health Services Facilities RB Series 2009A1		5.00%		02/15/16	2,020,000	2,103,665

Mental Health Services Facilities RB Series 2010A		5.00%		08/15/15	2,330,000	2,371,546

RB (Columbia Univ) Series 2006A		5.00%		07/01/15	595,000	602,141

RB (Cornell Univ) Series 2006A		4.25%		07/01/15	200,000	201,981

RB (New York Univ) 2001 Series 1		5.50%		07/01/15	1,205,000	1,220,961

RB (New York Univ) Series 2001A		5.75%		07/01/15	100,000	101,363

RB (New York Univ) Series 2008A		4.00%		07/01/15	200,000	201,861

RB (New York Univ) Series 2008C		4.00%		07/01/15	975,000	984,261

4

 Schwab New York Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (NYU) Series 2009A		4.00%		07/01/15	1,340,000	1,352,732

RB (NYU) Series 2012A		5.00%		07/01/15	2,545,000	2,575,558

RB (St. Luke’s-Roosevelt Hospital Center) Series 2005 (ESCROW)		4.90%		08/15/15	9,890,000	10,060,165

RB (Univ of New York) Series 1998A		5.75%		07/01/15	2,360,000	2,392,551

RB Series 2009A (Cornell Univ)		5.00%		07/01/15	125,000	126,487

State Personal Income Tax RB Series 2006B		4.00%		12/15/15	150,000	153,930

State Personal Income Tax RB Series 2007C		5.00%		03/15/16	125,000	130,513

State Personal Income Tax RB Series 2008B		5.00%		03/15/16	245,000	255,855

State Personal Income Tax RB Series 2009A		4.00%		12/15/15	200,000	205,142

State Personal Income Tax RB Series 2009A		5.00%		02/15/16	175,000	182,078

State Personal Income Tax RB Series 2009D		5.00%		06/15/15	895,000	903,765

State Personal Income Tax RB Series 2010A		5.00%		02/15/16	370,000	385,148

State Personal Income Tax RB Series 2011A		5.00%		03/15/16	250,000	261,074

State Personal Income Tax RB Series 2011E		5.00%		08/15/15	700,000	712,539

State Personal Income Tax RB Series 2012D		1.50%		02/15/16	150,000	151,562

State Personal Income Tax RB Series 2012D		5.00%		02/15/16	650,000	676,783

State Personal Income Tax Revenue Bonds Series 2010E		3.00%		02/15/16	100,000	102,332

State Sales Tax RB Series 2013A		3.00%		03/15/16	1,000,000	1,026,455

New York State Environmental Facilities Corp
Clean Water & Drinking Water Revolving Funds RB Series 2002K		5.50%		06/15/15	2,075,000	2,097,723

Clean Water & Drinking Water Revolving Funds RB Series 2007A		4.50%		06/15/15	100,000	100,870

Clean Water & Drinking Water Revolving Funds RB Series 2008A		3.25%		06/15/15	810,000	815,053

Clean Water & Drinking Water Revolving Funds Sub RB Series 2006B		5.50%		06/15/15	555,000	560,997

Clean Water & Drinking Water Revolving Funds Sub RB Series 2006C		5.00%		10/15/15	250,000	256,391

Clean Water & Drinking Water Revolving Funds Sub RB Series 2007B		5.00%		06/15/15	100,000	100,979

Clean Water & Drinking Water Revolving Funds Sub RB Series 2007C		5.00%		06/15/15	1,120,000	1,130,938

Clean Water & Drinking Water Revolving Funds Sub RB Series 2009A		5.00%		06/15/15	755,000	762,334

Clean Water & Drinking Water Revolving Funds Sub RB Series 2011B		5.00%		06/15/15	235,000	237,292

Clean Water & Drinking Water Revolving Funds Sub RB Series 2012A		4.00%		06/15/15	390,000	392,998

Clean Water & Drinking Water Revolving Funds Sub RB Series 2013A		5.00%		06/15/15	575,000	580,696

Clean Water & Drinking Water Revolving Funds Sub RB Series 2014A		5.00%		06/15/15	700,000	706,922

State Clean Water & Drinking Water Revolving Funds RB Series 2003B		5.25%		12/15/15	100,000	103,484

State Clean Water & Drinking Water Revolving Funds RB Series 2012D		3.00%		06/15/15	760,000	764,431

State Clean Water & Drinking Water Sub Revolving Funds RB Series 2008B		5.00%		06/15/15	250,000	252,454

State Clean Water & Drinking Water Sub SRF RB Series 2010A		5.00%		06/15/15	605,000	611,034

State Personal Income Tax RB Series 2006A		5.00%		12/15/15	200,000	206,648

State Personal Income Tax RB Series 2008A		5.00%		12/15/15	100,000	103,328

State Revolving Funds RB Series 2011A		3.00%		02/15/16	250,000	255,765

State Revolving Funds RB Series 2012E		3.00%		05/15/15	375,000	376,264

 5

 Schwab New York Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
State Revolving Funds RB Series 2013B		3.00%		05/15/15	400,000	401,329

New York State HFA
Consolidated Service Contract Refunding RB Series 2011A		5.00%		09/15/15	1,650,000	1,684,268

State Personal Income Tax RB Series 2007C		5.00%		09/15/15	360,000	367,661

New York State Local Government Assistance Corp
Sr Lien Refunding Bonds Series 2007A		5.00%		04/01/15	425,000	425,000

Sr Lien Refunding Bonds Series 2007A		5.00%		04/01/16	145,000	151,692

Sr Lien Refunding Bonds Series 2008A		5.00%		04/01/15	275,000	275,000

Sr Lien Refunding Bonds Series 2008A		5.00%		04/01/16	250,000	261,614

Sr Lien Refunding Bonds Series 2008C		5.00%		04/01/15	1,000,000	1,000,000

Sr Lien Refunding Bonds Series 2008C		5.00%		04/01/16	135,000	141,203

Sub Lien Refunding Bonds Series 2010B		5.00%		04/01/15	520,000	520,000

Sub Lien Refunding Bonds Series 2012A		5.00%		04/01/15	1,030,000	1,030,000

New York State Power Auth
CP Series 1&2		0.03%		04/21/15	6,325,000	6,325,000

CP Series 1&2		0.07%		05/06/15	42,110,000	42,110,000

CP Series 1&2		0.06%		05/07/15	11,365,000	11,365,000

CP Series 1&2		0.07%		05/07/15	15,876,000	15,876,000

CP Series 1&2		0.09%		05/19/15	10,000,000	10,000,000

CP Series 1&2		0.06%		06/15/15	8,870,000	8,870,000

RB Series 2006A		5.00%		11/15/15	250,000	257,441

RB Series 2007C		5.00%		11/15/15	570,000	586,762

New York State Thruway Auth
Local Highway & Bridge Service Contract Bonds Series 2007		4.50%		04/01/15	895,000	895,000

Local Highway & Bridge Service Contract Bonds Series 2008		3.20%		04/01/15	350,000	350,000

Local Highway & Bridge Service Contract Bonds Series 2009		3.50%		04/01/15	100,000	100,000

Local Highway & Bridge Service Contract Bonds Series 2009		5.00%		04/01/15	250,000	250,000

Local Highway & Bridge Service Contract Bonds Series 2012A		4.00%		04/01/15	4,020,000	4,020,000

Second General Highway & Bridge Trust Fund Bonds Series 2005A		5.25%		04/01/15	1,125,000	1,125,000

Second General Highway & Bridge Trust Fund Bonds Series 2005B		5.00%		04/01/15	10,645,000	10,645,000

Second General Highway & Bridge Trust Fund Bonds Series 2006A		4.13%		04/01/15	125,000	125,000

Second General Highway & Bridge Trust Fund Bonds Series 2006A		5.00%		04/01/15	150,000	150,000

Second General Highway & Bridge Trust Fund Bonds Series 2008A		5.00%		04/01/15	435,000	435,000

Second General Highway & Bridge Trust Fund Bonds Series 2008A		5.00%		04/01/16	140,000	146,461

Second General Highway & Bridge Trust Fund Bonds Series 2008B		3.40%		04/01/15	335,000	335,000

Second General Highway & Bridge Trust Fund Bonds Series 2008B		5.00%		04/01/15	1,990,000	1,990,000

Second General Highway & Bridge Trust Fund Bonds Series 2008B		5.00%		04/01/16	110,000	115,077

Second General Highway & Bridge Trust Fund Bonds Series 2009A1		4.00%		04/01/15	325,000	325,000

Second General Highway & Bridge Trust Fund Bonds Series 2009A1		4.50%		04/01/15	825,000	825,000

Second General Highway & Bridge Trust Fund Bonds Series 2009B		5.00%		04/01/15	125,000	125,000

Second General Highway & Bridge Trust Fund Bonds Series 2010A		5.00%		04/01/15	250,000	250,000

Second General Highway & Bridge Trust Fund Bonds Series 2010A		4.00%		04/01/16	125,000	129,537

Second General Highway & Bridge Trust Fund Bonds Series 2012A		5.00%		04/01/15	2,430,000	2,430,000

Second General Highway & Bridge Trust Fund Refunding Bonds Series 2011A2		4.00%		04/01/15	100,000	100,000

Second General Highway & Bridge Trust Funds Bonds Series 2007A		5.00%		04/01/16	250,000	261,704

6

 Schwab New York Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Second General Highway & Bridge Trust Funds Bonds Series 2007B		5.00%		04/01/15	2,255,000	2,255,000

Second General Highway & Bridge Trust Funds Bonds Series 2012A		4.00%		04/01/16	420,000	435,384

State Personal Income Tax RB Series 2009A		5.00%		03/15/16	145,000	151,395

State Personal Income Tax RB Series 2010A		5.00%		03/15/16	150,000	156,630

State Personal Income Tax RB Series 2012A		5.00%		03/15/16	125,000	130,538

State Personal Income Tax Refunding RB Series 2007A		5.00%		03/15/16	150,000	156,632

New York State Tobacco Settlement Financing Corp
Asset-Backed RB Series 2011B		5.00%		06/01/15	2,500,000	2,520,217

New York State Urban Development Corp
Service Contract Refunding RB Series 2008D		5.00%		01/01/16	4,025,000	4,168,080

Service Contract Refunding RB Series 2010B		5.00%		01/01/16	11,100,000	11,499,446

State Personal Income Tax RB Series 2007C		5.00%		03/15/16	100,000	104,502

State Personal Income Tax RB Series 2008A1		4.00%		12/15/15	400,000	410,715

State Personal Income Tax RB Series 2009A1		5.00%		12/15/15	350,000	361,656

State Personal Income Tax RB Series 2009C		5.00%		12/15/15	3,825,000	3,954,463

State Personal Income Tax RB Series 2010A		5.00%		03/15/16	2,275,000	2,378,207

State Personal Income Tax RB Series 2013D		5.00%		03/15/16	145,000	151,395

North Hempstead
BAN 2014A		0.35%		04/08/15	2,395,000	2,395,041

BAN 2014B		1.00%		04/08/15	1,015,000	1,015,126

BAN Series 2015B	c	0.85%		04/06/16	22,000,000	22,132,220

North Syracuse CSD
GO BAN 2014		0.75%		08/14/15	4,899,020	4,908,323

GO SD Refunding Bonds Series 2012		3.00%		06/15/15	525,000	527,933

North Tonawanda SD
School Construction BAN 2014		1.00%		09/17/15	10,385,000	10,419,765

Owego Apalachin CSD
BAN Series 2014		1.50%		08/21/15	9,400,000	9,440,044

Port Auth of New York & New Jersey
Consolidated Bonds 148th Series		5.00%		08/15/15	100,000	101,729

Consolidated Bonds 155th Series		2.75%		10/01/15	250,000	253,105

Consolidated Bonds 179th Series		4.00%		12/01/15	725,000	743,171

Consolidated Bonds Series 154		5.00%		09/01/15	170,000	173,376

Consolidated Bonds Series 180		3.00%		06/01/15	300,000	301,402

CP Series B		0.08%		04/07/15	6,000,000	6,000,000

CP Series B		0.08%		05/05/15	3,500,000	3,500,000

CP Series B		0.07%		06/17/15	3,630,000	3,630,000

CP Series B		0.07%		08/05/15	6,135,000	6,135,000

CP Series B		0.06%		08/13/15	9,750,000	9,750,000

Rochester
BAN Series 2015I		1.00%		03/16/16	18,345,000	18,482,386

Sayville UFSD
TAN Series 2014		0.75%		06/25/15	12,000,000	12,016,329

Schenectady City SD
BAN 2014A		1.00%		05/22/15	5,060,264	5,064,980

BAN 2014B		1.00%		07/02/15	6,877,536	6,889,617

South Country CSD at Brookhaven
TAN 2014-2015		1.25%		06/25/15	3,000,000	3,007,443

 7

 Schwab New York Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Sullivan Cnty
GO TAN 2015		1.25%		03/04/16	4,250,000	4,287,152

Tonawanda
BAN Series 2014		0.75%		09/03/15	5,000,000	5,011,954

Triborough Bridge & Tunnel Auth
General RB (MTA Bridges & Tunnels) Series 2008C		5.00%		11/15/15	5,425,000	5,589,686

General RB Series 2008A		4.00%		11/15/15	150,000	153,480

General RB Series 2008A		5.00%		11/15/15	875,000	900,909

General RB Series 2010A1		5.00%		11/15/15	4,800,000	4,944,190

General RB Series 2012A		5.00%		11/15/15	175,000	180,184

General RB Series 2013C		3.00%		11/15/15	1,460,000	1,485,648

General Refunding RB Series 2002B		5.25%		11/15/15	3,220,000	3,321,300

General Refunding RB Series 2011A		5.00%		01/01/16	500,000	517,687

General Revenue BAN Series 2014A		5.00%		05/15/15	10,000,000	10,058,762

Sub RB (MTA Bridges & Tunnels) Series 2008D		5.00%		11/15/15	400,000	411,646

Sub RB Series 2003A		5.25%		11/15/15	1,260,000	1,298,791

Vestal
BAN 2014		0.50%		05/15/15	9,440,000	9,442,720

West Seneca
BAN 2014		1.00%		07/30/15	5,000,000	5,014,022

William Floyd UFSD
GO Refunding Bonds 2013		3.00%		06/15/15	1,270,000	1,277,240

Total Fixed-Rate Securities
(Cost $718,684,241)						718,684,241

Variable-Rate Securities 62.9% of net assets

New York 62.9%
Amherst Development Corp
Student Housing Facility Refunding RB Series 2010B (LOC: HSBC Bank USA)		0.09%		04/07/15	5,520,000	5,520,000

Amherst IDA
Civic Facility RB (Daemen College) Series 2006B (LOC: Manufacturers & Traders Trust Co)		0.07%		04/07/15	3,375,000	3,375,000

Colonie Local Development Corp
RB (Shaker Pointe at Carondelet) Series 2011 (LOC: Manufacturers & Traders Trust Co)		0.02%		04/07/15	10,000,000	10,000,000

RB (Shaker Pointe at Carondelet) Series 2013 (LOC: Manufacturers & Traders Trust Co)		0.02%		04/07/15	12,000,000	12,000,000

East Rochester Housing Auth
Housing RB (Park Ridge Nursing Home) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.08%		04/07/15	13,220,000	13,220,000

Franklin Cnty Civic Development Corp
RB (Alice Hyde Medical Center) Series 2013A (LOC: HSBC Bank USA)		0.02%		04/07/15	4,265,000	4,265,000

Lancaster IDA
Civic Facility RB (2000 GreenField Manor) (LOC: Manufacturers & Traders Trust Co)		0.07%		04/07/15	8,935,000	8,935,000

Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2002B1 (LOC: State Street Bank & Trust Co NA)		0.01%		04/07/15	6,525,000	6,525,000

Dedicated Tax Fund Bonds Series 2004B2 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	8,055,000	8,055,000

8

 Schwab New York Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Dedicated Tax Fund Bonds Series 2006B (LIQ: Citibank, NA)	a	0.03%		04/07/15	5,000,000	5,000,000

Dedicated Tax Fund Bonds Series 2006B (LIQ: Citibank, NA)	a	0.04%		04/07/15	8,000,000	8,000,000

Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: Citibank, NA)	a	0.03%		04/07/15	8,000,000	8,000,000

Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: Credit Suisse AG)	a	0.02%		04/07/15	6,665,000	6,665,000

Transportation RB Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.03%		04/07/15	12,545,000	12,545,000

Transportation RB Series 2005B (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.04%		04/07/15	4,995,000	4,995,000

Transportation RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.03%		04/07/15	29,500,000	29,500,000

Monroe Cnty IDA
Civic Facility RB Series 2004 (LOC: Manufacturers & Traders Trust Co)		0.12%		04/07/15	1,360,000	1,360,000

Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2008A (LIQ: TD Bank NA)		0.02%		04/07/15	1,200,000	1,200,000

Sales Tax Secured Bonds Series 2008B (LIQ: Sumitomo Mitsui Banking Corp)		0.02%		04/07/15	1,300,000	1,300,000

Sales Tax Secured Bonds Series 2008D1 (LIQ: Bank of New York Mellon)	d	0.02%		04/07/15	15,705,000	15,705,000

New York City
GO Bonds Fiscal 1994 Series A6 (LOC: Landesbank Hessen-Thuringen Girozentrale)		0.03%		04/07/15	3,300,000	3,300,000

GO Bonds Fiscal 2005 Series C3 (LIQ: Credit Suisse AG)	a	0.02%		04/07/15	8,700,000	8,700,000

GO Bonds Fiscal 2005 Series J (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	2,610,000	2,610,000

GO Bonds Fiscal 2006 Series F4A (LOC: Sumitomo Mitsui Banking Corp)		0.03%		04/07/15	2,500,000	2,500,000

GO Bonds Fiscal 2006 Series I4 (LOC: California Public Employees’ Retirement System)		0.01%		04/01/15	7,300,000	7,300,000

GO Bonds Fiscal 2006 Series I8 (LIQ: State Street Bank & Trust Co NA)		0.03%		04/01/15	2,960,000	2,960,000

GO Bonds Fiscal 2008 Series D4 (LIQ: Bank of Montreal)		0.04%		04/07/15	5,450,000	5,450,000

GO Bonds Fiscal 2008 Series E (LIQ: State Street Bank & Trust Co NA)	a,d	0.02%		04/07/15	18,695,000	18,695,000

GO Bonds Fiscal 2008 Series L1 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	6,660,000	6,660,000

GO Bonds Fiscal 2009 Series H1 (LIQ: Deutsche Bank AG)	a	0.08%		04/07/15	15,000,000	15,000,000

GO Bonds Fiscal 2009 Series I1 (LIQ: Deutsche Bank AG)	a	0.08%		04/07/15	3,000,000	3,000,000

GO Bonds Fiscal 2009 Series J1 (LIQ: Citibank, NA)	a	0.02%		04/07/15	23,225,000	23,225,000

GO Bonds Fiscal 2010 Series E (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	3,445,000	3,445,000

GO Bonds Fiscal 2012 Series D1 (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	2,500,000	2,500,000

GO Bonds Fiscal 2013 Series A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	3,750,000	3,750,000

GO Bonds Fiscal 2013 Series A5 (LOC: Sumitomo Mitsui Banking Corp)		0.02%		04/07/15	6,245,000	6,245,000

GO Bonds Fiscal 2013 Series D&E (LIQ: Citibank, NA)	a	0.02%		04/07/15	13,500,000	13,500,000

GO Bonds Fiscal 2013 Series F1 (LIQ: Credit Suisse AG)	a	0.02%		04/07/15	7,300,000	7,300,000

GO Bonds Fiscal 2014 Series A1 (LIQ: Citibank, NA)	a	0.02%		04/07/15	8,000,000	8,000,000

GO Bonds Fiscal 2014 Series I1 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	2,635,000	2,635,000

New York City Housing Development Corp
M/F Housing RB Series 2009C1 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	8,000,000	8,000,000

M/F Housing RB Series 2013E2 (LIQ: JPMorgan Chase Bank, NA)		0.03%		04/07/15	7,000,000	7,000,000

 9

 Schwab New York Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
M/F Housing RB Series 2014C3 (LIQ: TD Bank NA)		0.01%		04/07/15	3,800,000	3,800,000

M/F Mortgage RB (461 Dean St) Series 2012A (LOC: Bank of New York Mellon)		0.02%		04/07/15	2,600,000	2,600,000

M/F Mortgage RB (Sons of Italy Apts) Series 2008A (LOC: Mizuho Bank Ltd)		0.04%		04/07/15	6,070,000	6,070,000

M/F Rental Housing RB (1133 Manhattan Ave) Series 2012A (LOC: Freddie Mac)		0.02%		04/07/15	12,670,000	12,670,000

New York City IDA
Civic Facility RB (Covenant of the Sacred Heart School) Series 2002 (LOC: Federal Home Loan Bank)		0.03%		04/07/15	14,515,000	14,515,000

New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2005 Series D (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	2,905,000	2,905,000

Water & Sewer System RB Fiscal 2006 Series AA1A (LIQ: State Street Bank & Trust Co NA)		0.02%		04/01/15	3,720,000	3,720,000

Water & Sewer System RB Fiscal 2007 Series A (LIQ: Bank of America, NA)	a	0.02%		04/07/15	11,500,000	11,500,000

Water & Sewer System RB Fiscal 2008 Series A (LIQ: Branch Banking & Trust Co)	a	0.02%		04/07/15	15,360,000	15,360,000

Water & Sewer System RB Fiscal 2009 Series DD (LIQ: Citibank, NA)	a	0.04%		04/07/15	8,125,000	8,125,000

Water & Sewer System RB Fiscal 2009 Series GG2 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	7,295,000	7,295,000

Water & Sewer System RB Fiscal 2011 Series HH (LIQ: Deutsche Bank AG)	a	0.08%		04/07/15	14,700,000	14,700,000

Water & Sewer System RB Fiscal 2012 Series BB (LIQ: Royal Bank of Canada)	a	0.02%		04/07/15	10,515,000	10,515,000

Water & Sewer System RB Fiscal 2013 Series AA2 (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.02%		04/07/15	24,950,000	24,950,000

Water & Sewer System RB Fiscal 2013 Series CC (LIQ: Barclays Bank Plc)	a	0.03%		04/07/15	11,330,000	11,330,000

Water & Sewer System Second General Resolution RB Fiscal 2011 Series EE (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	6,175,000	6,175,000

Water & Sewer System Second General Resolution RB Fiscal 2012 Series BB (LIQ: Barclays Bank Plc)	a	0.03%		04/07/15	2,000,000	2,000,000

Water & Sewer System Second General Resolution RB Fiscal 2012 Series FF (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	19,640,000	19,640,000

Water & Sewer System Second General Resolution RB Fiscal 2014 Series DD (LIQ: Barclays Bank Plc)	a	0.03%		04/07/15	2,000,000	2,000,000

New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S1 (LIQ: Citibank, NA)	a	0.03%		04/07/15	8,850,000	8,850,000

Building Aid RB Fiscal 2008 Series S1 (LIQ: Citibank, NA)	a	0.03%		04/07/15	6,000,000	6,000,000

Building Aid RB Fiscal 2009 Series S3 (LIQ: Deutsche Bank AG)	a	0.14%		04/07/15	9,590,000	9,590,000

Building Aid RB Fiscal 2015 Series S1 (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	4,000,000	4,000,000

Future Tax Secured Sub Bonds Fiscal 2007 Series B (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	3,495,000	3,495,000

Future Tax Secured Sub Bonds Fiscal 2007 Series C1 (LIQ: Credit Suisse AG)	a	0.02%		04/07/15	6,000,000	6,000,000

Future Tax Secured Sub Bonds Fiscal 2010 Series A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	11,000,000	11,000,000

Future Tax Secured Sub Bonds Fiscal 2011 Series D1 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	3,750,000	3,750,000

10

 Schwab New York Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Future Tax Secured Sub Bonds Fiscal 2012 Series E1 (LIQ: Royal Bank of Canada)	a	0.02%		04/07/15	4,835,000	4,835,000

Future Tax Secured Sub Bonds Fiscal 2012 Series F1 (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	10,900,000	10,900,000

Future Tax Secured Sub Bonds Fiscal 2013 Series F1 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	3,240,000	3,240,000

Future Tax Secured Sub Bonds Fiscal 2013 Series I (LIQ: Citibank, NA)	a	0.02%		04/07/15	6,200,000	6,200,000

Future Tax Secured Sub Bonds Fiscal 2014 Series A1 (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	2,890,000	2,890,000

Future Tax Secured Sub Bonds Fiscal 2015 Series A1 (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	2,000,000	2,000,000

New York City Trust for Cultural Resources
Refunding RB (American Museum of Natural History) Series 2014B1		0.03%	04/02/15	08/28/15	17,225,000	17,225,000

Refunding RB (American Museum of Natural History) Series 2014B2		0.03%	04/02/15	12/04/15	13,490,000	13,490,000

New York Convention Center Development Corp
RB Series 2005 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Credit Suisse AG)	a	0.02%		04/07/15	20,900,000	20,900,000

New York Liberty Development Corp
Liberty RB (1 World Trade Center) Series 2011 (LIQ: JPMorgan Chase Bank, NA)	a	0.04%		04/07/15	6,015,000	6,015,000

New York State Dormitory Auth
Insured RB (St. John’s Univ) Series 2007C (GTY/LIQ: State Street Bank & Trust Co NA)	a	0.02%		04/07/15	26,020,000	26,020,000

Mental Health Services Facilities RB Series 2003D2F (LIQ: JPMorgan Chase Bank, NA)		0.03%		04/07/15	6,600,000	6,600,000

RB (Columbia Univ) Series 2008A (LIQ: Branch Banking & Trust Co)	a	0.02%		04/07/15	6,000,000	6,000,000

RB (Catholic Health) Series 2006B (LOC: HSBC Bank USA)		0.02%		04/07/15	7,710,000	7,710,000

RB (Columbia Univ) Series 2006A (LIQ: Citibank, NA)	a	0.03%		04/07/15	8,535,000	8,535,000

RB (Cornell Univ) Series 2000B		0.02%		04/07/15	905,000	905,000

RB (Cornell Univ) Series 2006A (LIQ: Bank of America, NA)	a	0.05%		04/07/15	9,865,000	9,865,000

RB (Culinary Institute of America) Series 2004C (LOC: TD Bank NA)		0.02%		04/07/15	12,800,000	12,800,000

RB (Culinary Institute of America) Series 2004D (LOC: TD Bank NA)		0.02%		04/07/15	5,600,000	5,600,000

RB (Culinary Institute of America) Series 2006 (LOC: TD Bank NA)		0.02%		04/07/15	3,225,000	3,225,000

RB (NYU) Series 2009A (LIQ: Citibank, NA)	a	0.03%		04/07/15	9,900,000	9,900,000

State Personal Income Tax RB Series 2006C (ESCROW/LIQ: Citibank, NA)	a	0.03%		04/07/15	25,500,000	25,500,000

State Personal Income Tax RB Series 2010F (LIQ: Bank of America, NA)	a	0.05%		04/07/15	5,000,000	5,000,000

State Personal Income Tax RB Series 2011A (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	5,935,000	5,935,000

State Personal Income Tax RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	2,000,000	2,000,000

State Personal Income Tax RB Series 2014C (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	8,000,000	8,000,000

State Sales Tax RB Series 2014A (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	3,300,000	3,300,000

New York State Energy Research & Development Auth
Facilities RB (Consolidated Edison) Series 2005A1 (LOC: Mizuho Bank Ltd)		0.02%		04/07/15	29,500,000	29,500,000

 11

 Schwab New York Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
New York State Environmental Facilities Corp
Clean Water & Drinking Water Revolving Funds RB Series 2010C (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	6,600,000	6,600,000

Clean Water & Drinking Water Revolving Funds Sub RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	2,500,000	2,500,000

New York State HFA
Housing (Navy Pier Court) RB Series 2014A (LOC: PNC Bank NA)		0.01%		04/07/15	13,400,000	13,400,000

Housing RB (10 Liberty St) Series 2003A (LOC: Freddie Mac)		0.02%		04/07/15	14,600,000	14,600,000

Housing RB (100 Maiden Lane) Series 2004A (LOC: Fannie Mae)	d	0.02%		04/07/15	38,175,000	38,175,000

Housing RB (33 Bond St) Series 2014A (LOC: Manufacturers & Traders Trust Co)		0.02%		04/07/15	6,900,000	6,900,000

Housing RB (388 Bridge St) Series 2012A (LOC: Manufacturers & Traders Trust Co)		0.02%		04/07/15	34,660,000	34,660,000

Housing RB (855 6th Ave) Series 2015A (LOC: Wells Fargo Bank, NA)		0.02%		04/07/15	7,500,000	7,500,000

Housing RB (BAM South Housing) Series 2014A (LOC: JPMorgan Chase Bank, NA)		0.02%		04/07/15	15,250,000	15,250,000

Housing RB (Maestro West Chelsea) Series 2014A (LOC: Wells Fargo Bank, NA)		0.02%		04/07/15	8,000,000	8,000,000

Housing RB (North End Ave) Series 2004A (LOC: Fannie Mae)		0.02%		04/07/15	8,400,000	8,400,000

Housing RB (Riverside Center 2) Series 2015A1 (LOC: Bank of America, NA)		0.02%		04/07/15	10,000,000	10,000,000

Housing RB (Riverside Center 2) Series 2015A2 (LOC: Bank of America, NA)		0.02%		04/07/15	5,200,000	5,200,000

New York State Thruway Auth
General RB Series H (GTY/LIQ: US Bank, NA)	a	0.02%		04/07/15	19,260,000	19,260,000

New York State Urban Development Corp
State Personal Income Tax RB Series 2004A3D (LIQ: JPMorgan Chase Bank, NA)		0.03%		04/07/15	7,800,000	7,800,000

State Personal Income Tax RB Series 2007B (LIQ: Barclays Bank Plc)	a	0.03%		04/07/15	6,500,000	6,500,000

State Personal Income Tax RB Series 2009A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	4,995,000	4,995,000

State Personal Income Tax RB Series 2009B1 (LIQ: Deutsche Bank AG)	a	0.04%		04/07/15	5,000,000	5,000,000

State Personal Income Tax RB Series 2013A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	7,700,000	7,700,000

State Personal Income Tax RB Series 2013C (LIQ: State Street Bank & Trust Co NA)	a	0.02%		04/07/15	2,760,000	2,760,000

State Personal Income Tax RB Series 2014A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	7,500,000	7,500,000

Port Auth of New York & New Jersey
Consolidated Bonds 144th Series (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	750,000	750,000

Consolidated Bonds 148th Series (LIQ: Citibank, NA)	a	0.03%		04/07/15	5,540,000	5,540,000

Consolidated Bonds 148th Series (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	13,000,000	13,000,000

Consolidated Bonds 179th Series (LIQ: Citibank, NA)	a	0.03%		04/07/15	2,580,000	2,580,000

Rockland Cnty IDA
RB (Northern Riverview) Series 1999 (LOC: Manufacturers & Traders Trust Co)		0.12%		04/07/15	7,565,000	7,565,000

Sales Tax Asset Receivable Corp
Sales Tax Asset RB Fiscal 2015 Series A (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	3,140,000	3,140,000

12

 Schwab New York Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Suffolk County IDA
Civic Facility RB (Guide Dog Foundation for the Blind) Series 2001 (LOC: JPMorgan Chase Bank, NA)		0.04%		04/07/15	3,240,000	3,240,000

Syracuse IDA
Civic Facility Refunding RB (Crouse Health) Series 2003A (LOC: HSBC Bank USA)		0.02%		04/07/15	6,815,000	6,815,000

Triborough Bridge & Tunnel Auth
General RB Series 2003B1 (LOC: PNC Bank NA)		0.02%		04/07/15	3,000,000	3,000,000

General RB Series 2008C (LIQ: Bank of America, NA)	a	0.07%		04/07/15	3,000,000	3,000,000

General RB Series 2009A2 (LIQ: Credit Suisse AG)	a	0.02%		04/07/15	6,500,000	6,500,000

General RB Series 2013C (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	6,665,000	6,665,000

Sub RB (MTA Bridge & Tunnels) Series 2000ABCD2		0.19%	04/02/15	01/01/16	28,300,000	28,323,268

Utility Debt Securitization Auth
Restructuring Bonds Series 2013TE (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	3,355,000	3,355,000

Restructuring Bonds Series 2013TE17 (LIQ: Royal Bank of Canada)	a	0.02%		04/07/15	6,650,000	6,650,000

Restructuring Bonds Series 2013TE17 (LIQ: State Street Bank & Trust Co NA)	a	0.02%		04/07/15	21,665,000	21,665,000

Total Variable-Rate Securities
(Cost $1,179,073,268)						1,179,073,268

End of Investments.

At 03/31/15, the tax basis cost of the fund’s investments was $1,897,757,509.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $693,140,000 or 37.0% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $16,435,000 or 0.9% of net assets.
c	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
d	All or a portion of this security is designated as collateral for delayed-delivery securities.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
ULT —	Unlimited tax
USD —	Unified school district

 13

 Schwab New York Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

14

 Schwab New York Municipal Money Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2015, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2015.

REG47706MAR15

 15

The Charles Schwab Family of Funds
Schwab New Jersey Municipal Money Fund™

(formerly, Schwab New Jersey AMT Tax-Free Money Fund)

Portfolio Holdings as of March 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

37.0%	Fixed-Rate Securities	233,140,531	233,140,531
62.1%	Variable-Rate Securities	391,660,000	391,660,000

99.1%	Total Investments	624,800,531	624,800,531
0.9%	Other Assets and Liabilities, Net		5,975,181

100.0%	Net Assets		630,775,712

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 37.0% of net assets

New Jersey 36.3%
Bergen Cnty
BAN		1.25%		12/23/15	940,000	947,385

Bloomfield Township
BAN		1.25%		01/15/16	2,156,556	2,171,349

Burlington Cnty Bridge Commission
Bridge System RB Series 2013		3.00%		10/01/15	450,000	456,122

Cnty Guaranteed Pooled Loan RB Series 2013A		3.00%		12/01/15	1,245,000	1,268,377

East Brunswick
BAN		1.00%		03/18/16	9,000,000	9,063,360

Edgewater
GO Notes		1.00%		07/24/15	6,490,000	6,506,484

Elizabeth
BAN Series 2015	c	1.25%		04/08/16	2,350,000	2,373,124

Sewer Utility BAN Series 2014		0.50%		04/10/15	10,000,000	10,000,872

Garden State Preservation Trust
Open Space & Farmland Preservation Bonds Series 2003A		5.50%		11/01/15	1,900,000	1,958,728

Open Space & Farmland Preservation Bonds Series 2005B		6.38%		11/01/15	1,615,000	1,674,034

Hudson Cnty
GO Bonds Series 2006		4.25%		09/01/15	180,000	182,927

Hudson Cnty Improvement Auth
Cnty-Guaranteed Pooled Notes Series 2014 U1A		1.25%		07/15/15	1,299,000	1,302,810

Cnty-Guaranteed Pooled Notes Series 2014V1		1.00%		11/25/15	8,000,000	8,036,359

Middlesex Cnty
GO Bonds Series 2006A		4.13%		06/15/15	100,000	100,787

GO Refunding Bonds Series 2010		4.00%		12/15/15	220,000	225,738

 1

 Schwab New Jersey Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Middlesex Cnty Improvement Auth
Capital Equipment & Improvement RB Series 2012		3.00%		09/15/15	375,000	379,631

Capital Equipment & Improvement RB Series 2010		3.00%		09/15/15	955,000	967,036

Cnty Guaranteed Refunding RB Series 2010		3.00%		09/15/15	200,000	202,511

Cnty-Guaranteed Capital Equipment RB Series 2014		1.50%		09/15/15	1,260,000	1,267,419

New Jersey
GO Bonds		5.00%		06/01/15	11,050,000	11,137,413

GO Refunding Bonds Series H		5.25%		07/01/15	425,000	430,226

GO Refunding Bonds Series L		5.25%		07/15/15	2,785,000	2,824,773

GO Refunding Bonds Series M		5.50%		07/15/15	1,435,000	1,456,480

GO Refunding Bonds Series N		5.50%		07/15/15	910,000	923,601

GO Refunding Bonds Series O		5.00%		08/01/15	3,800,000	3,859,909

GO Refunding Bonds Series Q		5.00%		08/15/15	5,945,000	6,050,008

New Jersey Economic Development Auth
Cigarette Tax RB Series 2004 (ESCROW)		5.38%		06/15/15	1,475,000	1,490,933

School Facilities Construction Refunding Bonds 2011 Series EE (ESCROW)		5.00%		09/01/15	1,100,000	1,122,644

School Facilities Construction Refunding Bonds Series 2005K (ESCROW)		5.25%		12/15/15	2,620,000	2,712,026

School Facilities Construction Refunding Bonds Series 2005N1 (ESCROW)		5.00%		09/01/15	14,000,000	14,286,504

School Facilities Construction Refunding Bonds Series 2008W (ESCROW)		5.00%		03/01/16	675,000	704,148

New Jersey Educational Facilities Auth
CP (Princeton Univ) Series 1997A		0.04%		05/07/15	5,000,000	5,000,000

CP (Princeton Univ) Series 1997A		0.07%		08/05/15	30,000,000	30,000,000

New Jersey Transit Corp
Sub COP Series 2005A (ESCROW)		4.00%		09/15/15	1,690,000	1,720,181

Sub COP Series 2005A (ESCROW)		5.00%		09/15/15	8,655,000	8,846,751

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2005B (ESCROW)		5.25%		12/15/15	4,495,000	4,655,815

Transportation System Bonds Series 2005B&2006A (GTY/LIQ: Wells Fargo Bank, NA)	a,b	0.15%		07/09/15	11,500,000	11,500,000

Transportation System Bonds Series 2005C (ESCROW)		5.25%		06/15/15	1,000,000	1,010,794

Transportation System Bonds Series 2005D (ESCROW)		5.00%		06/15/15	3,530,000	3,565,213

North Bergen Township
BAN	c	1.25%		04/01/16	1,800,000	1,818,396

Port Auth of New York & New Jersey
Consolidated Bonds 142nd Series		5.00%		07/15/15	200,000	202,686

CP Series B		0.08%		04/07/15	9,000,000	9,000,000

CP Series B		0.08%		05/05/15	1,500,000	1,500,000

CP Series B		0.08%		05/06/15	5,505,000	5,505,000

CP Series B		0.08%		06/10/15	13,015,000	13,015,000

CP Series B		0.07%		06/17/15	1,375,000	1,375,000

CP Series B		0.06%		08/13/15	1,000,000	1,000,000

Readington Township
BAN		1.00%		08/05/15	6,305,000	6,323,621

Ringwood Borough
BAN		0.75%		05/01/15	3,670,000	3,671,326

Rutgers State Univ
GO Bonds Series 2010I		5.00%		05/01/15	165,000	165,647

GO Bonds Series 2013L		3.00%		05/01/15	100,000	100,227

2

 Schwab New Jersey Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Refunding Bonds Series 2013J		3.00%		05/01/15	220,000	220,519

Sea Isle City
BAN		0.75%		07/22/15	6,490,000	6,498,324

Sparta Township
BAN 2015		0.75%		10/30/15	7,839,000	7,863,495

Summit
BAN		1.00%		10/23/15	500,400	502,759

Woodbridge
BAN		0.75%		08/21/15	8,000,000	8,016,759

						229,161,231

Florida 0.1%
Florida State Board of Education
Public Education Capital Outlay Refunding Bonds Series 2014C		2.00%		06/01/15	250,000	250,752

Georgia 0.0%
Georgia
GO Refunding Bonds 2005B		5.00%		07/01/15	100,000	101,186

Hawaii 0.0%
Hawaii
GO Refunding Bonds Series 2005DG		5.00%		07/01/15	200,000	202,355

Massachusetts 0.1%
Stoneham
BAN		1.00%		10/23/15	500,000	502,241

Oregon 0.1%
Oregon State Facilities Auth
RB (Providence Health & Services) Series 2011C		5.00%		10/01/15	200,000	204,666

Tennessee 0.0%
Metropolitan Government of Nashville & Davidson Cnty
GO Bonds Series 2006B		5.00%		08/01/15	150,000	152,386

Texas 0.4%
Austin ISD
ULT GO Refunding Bonds Series 2011 (GTY: TX Permanent School Fund)		3.00%		08/01/15	300,000	302,733

Birdville ISD
ULT GO Refunding Bonds Series 2012 (GTY: TX Permanent School Fund)		0.35%		02/15/16	235,000	234,281

El Paso ISD
ULT GO Refunding Bonds Series 2011 (GTY: TX Permanent School Fund)		5.00%		08/15/15	350,000	356,175

Frisco ISD
ULT GO & Refunding Bonds Series 2007 (GTY: TX Permanent School Fund)		4.25%		08/15/15	175,000	177,581

Harris Cnty
Toll Road Sr Lien Refunding RB Series 2007A		5.00%		08/15/15	300,000	305,296

Lovejoy ISD
ULT GO & Refunding Bonds Series 2014 (GTY: TX Permanent School Fund)		3.00%		02/15/16	225,000	230,235

Pawnee ISD
ULT GO Refunding Bonds Series 2014 (GTY: TX Permanent School Fund)		0.30%		08/15/15	380,000	379,575

 3

 Schwab New Jersey Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Rio Grande City Consolidated ISD
ULT GO Bonds Series 2006 (GTY: TX Permanent School Fund)		5.00%		08/15/15	100,000	101,739

San Antonio
Water System Refunding RB Series 2011		5.00%		05/15/15	350,000	352,016

						2,439,631

Washington 0.0%
Vancouver SD No. 37
ULT GO Refunding Bonds 2005 (GTY: Washington)		5.50%		06/01/15	125,000	126,083

Total Fixed-Rate Securities
(Cost $233,140,531)						233,140,531

Variable-Rate Securities 62.1% of net assets

New Jersey 56.7%
Delaware River Port Auth
Refunding RB Series 2008A (LOC: Bank of America, NA)		0.02%		04/07/15	565,000	565,000

Refunding RB Series 2010A (LOC: Royal Bank of Canada)		0.01%		04/07/15	7,420,000	7,420,000

Refunding RB Series 2010B (LOC: Barclays Bank Plc)		0.02%		04/07/15	3,545,000	3,545,000

Refunding RB Series 2010C (LOC: Bank of New York Mellon)		0.01%		04/07/15	3,600,000	3,600,000

Gloucester Cnty Pollution Control Financing Auth
Pollution Control Refunding RB (ExxonMobil) Series 2003	d	0.01%		04/01/15	22,465,000	22,465,000

New Jersey
TRAN Series Fiscal 2015 (GTY/LIQ: JPMorgan Chase Bank, NA)	a	0.04%		04/01/15	16,000,000	16,000,000

New Jersey Economic Development Auth
GO Lease RB (Rutgers Univ) Series 2013 (LIQ: Credit Suisse AG)	a	0.02%		04/07/15	4,000,000	4,000,000

Motor Vehicle Surcharge RB Series 2004A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Bank of America, NA)	a	0.07%		04/07/15	5,715,000	5,715,000

RB (Applewood Estates) Series 2005B (LOC: TD Bank NA)		0.01%		04/07/15	7,600,000	7,600,000

RB (Cooper Health) Series 2008A (LOC: TD Bank NA)		0.01%		04/07/15	6,100,000	6,100,000

RB (Princeton Day School) Series 2005 (LOC: US Bank, NA)		0.01%		04/07/15	10,000,000	10,000,000

RB (Wyckoff Family YMCA) 2003 (LOC: JPMorgan Chase Bank, NA)		0.03%		04/07/15	3,500,000	3,500,000

Refunding RB (Crane’s Mill) Series 2005B (LOC: TD Bank NA)		0.02%		04/07/15	10,745,000	10,745,000

Transportation System Bonds Series 2005B&2006A & School Facilities Construction Refunding Bonds Series 2005K (GTY/LIQ: State Street Bank & Trust Co NA)	a	0.02%		04/07/15	21,395,000	21,395,000

New Jersey Health Care Facilities Financing Auth
RB (Atlantic Health System Hospital Corp) Series 2008B (LOC: Bank of America, NA)		0.01%		04/07/15	14,500,000	14,500,000

RB (Atlantic Health) Series 2008C (LOC: JPMorgan Chase Bank, NA)		0.01%		04/07/15	22,760,000	22,760,000

RB (Composite Program) Series 2003AB (LOC: Wells Fargo Bank, NA)		0.01%		04/07/15	6,485,000	6,485,000

RB (Composite Program) Series 2006A3 (LOC: JPMorgan Chase Bank, NA)		0.02%		04/07/15	3,120,000	3,120,000

RB (Composite Program) Series 2006A5 (LOC: Wells Fargo Bank, NA)	d	0.01%		04/07/15	3,000,000	3,000,000

RB (Meridian Health) Series 2003A (LOC: JPMorgan Chase Bank, NA)	d	0.01%		04/07/15	16,800,000	16,800,000

RB (RW Johnson Univ Hospital) Series 2013B (LOC: Wells Fargo Bank, NA)		0.01%		04/07/15	29,240,000	29,240,000

RB (Virtua Health) Series 2004 (LOC: Wells Fargo Bank, NA)		0.01%		04/07/15	11,545,000	11,545,000

RB Series 1985A (LOC: JPMorgan Chase Bank, NA)		0.02%		04/07/15	16,240,000	16,240,000

Refunding RB (Underwood-Memorial Hospital) Series 2008 (LOC: TD Bank NA)		0.02%		04/07/15	6,000,000	6,000,000

4

 Schwab New Jersey Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
New Jersey Housing & Mortgage Finance Agency
M/F RB Series 2008B (LOC: Bank of America, NA)		0.02%		04/07/15	8,515,000	8,515,000

S/F Housing RB Series 2005N (LIQ: Barclays Bank Plc)		0.02%		04/07/15	4,100,000	4,100,000

S/F Housing RB Series 2008BB (LIQ: TD Bank NA)	d	0.01%		04/07/15	15,235,000	15,235,000

S/F Housing RB Series 2008BB (LIQ: TD Bank NA)		0.01%		04/07/15	10,200,000	10,200,000

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2006C (GTY/LIQ: Wells Fargo & Co)	a	0.02%		04/07/15	15,095,000	15,095,000

Port Auth of New York & New Jersey
Consolidated Bonds 144th Series (LIQ: Citibank, NA)	a	0.03%		04/07/15	8,740,000	8,740,000

Rutgers State Univ
GO Bonds Series 2009F (LIQ: Royal Bank of Canada)	a	0.02%		04/07/15	6,335,000	6,335,000

GO Bonds Series 2009G (LIQ: US Bank, NA)		0.01%		04/01/15	2,145,000	2,145,000

GO Bonds Series 2013L (LIQ: Bank of America, NA)	a	0.03%		04/07/15	7,700,000	7,700,000

GO Refunding Bonds Series 2002A (LIQ: TD Bank NA)		0.01%		04/01/15	13,315,000	13,315,000

GO Refunding Bonds Series 2013J (LIQ: Citibank, NA)	a	0.03%		04/07/15	6,740,000	6,740,000

Union Cnty Pollution Control Finance Auth
Refunding RB (Exxon) Series 1989		0.01%		04/01/15	750,000	750,000

Refunding RB (Exxon) Series 1994		0.01%		04/01/15	6,400,000	6,400,000

						357,610,000

Colorado 0.4%
Broomfield Urban Renewal Auth
Tax Increment RB Series 2005 (LOC: BNP Paribas)		0.09%		04/07/15	2,465,000	2,465,000

District of Columbia 0.2%
District of Columbia
RB (American Geophysical Union) Series 1993 (LOC: Bank of America, NA)		0.07%		04/07/15	1,435,000	1,435,000

Florida 0.9%
Jacksonville
RB Series 2008A (LOC: Bank of America, NA)		0.03%		04/07/15	5,850,000	5,850,000

Georgia 1.0%
Macon Water Auth
Water & Sewer RB Series 2012		0.03%		04/07/15	6,000,000	6,000,000

Illinois 0.1%
Illinois Finance Auth
RB (Univ of Chicago) Series 2013A (LIQ: Credit Suisse AG)	a	0.02%		04/07/15	940,000	940,000

Indiana 0.5%
Indiana Finance Auth
RB (Ascension Health) Series 2008E4		0.02%		04/07/15	3,000,000	3,000,000

Massachusetts 1.3%
Massachusetts Health & Educational Facilities Auth
RB (Museum of Fine Arts) Series 2007A2		0.05%		04/01/15	8,060,000	8,060,000

New York 0.3%
New York State HFA
Housing RB (160 Madison Ave) Series 2013A (LOC: PNC Bank NA)		0.02%		04/01/15	1,915,000	1,915,000

 5

 Schwab New Jersey Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Texas 0.5%
Texas
Veterans Bonds Series 2012B (LIQ: Sumitomo Mitsui Banking Corp)		0.02%		04/07/15	3,360,000	3,360,000

Wyoming 0.2%
Uinta Cnty
Pollution Control Refunding RB (Chevron) Series 1993		0.01%		04/01/15	1,025,000	1,025,000

Total Variable-Rate Securities
(Cost $391,660,000)						391,660,000

End of Investments.

At 03/31/15, the tax basis cost of the fund’s investments was $624,800,531.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $104,160,000 or 16.5% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $11,500,000 or 1.8% of net assets.
c	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
d	All or a portion of this security is designated as collateral for delayed-delivery securities.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
ULT —	Unlimited tax
USD —	Unified school district

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors,

6

 Schwab New Jersey Municipal Money Fund

Portfolio Holdings (Unaudited) continued

including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2015, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2015.

REG47710MAR15

 7

The Charles Schwab Family of Funds
Schwab Pennsylvania Municipal Money Fund™

Portfolio Holdings as of March 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

29.5%	Fixed-Rate Securities	149,510,680	149,510,680
72.9%	Variable-Rate Securities	370,150,898	370,150,898

102.4%	Total Investments	519,661,578	519,661,578
(2.4%)	Other Assets and Liabilities, Net		(11,963,617)

100.0%	Net Assets		507,697,961

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 29.5% of net assets

Pennsylvania 23.3%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2008B		4.00%		06/15/15	1,275,000	1,285,028

RB (Univ of Pittsburgh Medical Center) Series 2008B		5.00%		06/15/15	1,825,000	1,843,017

RB (Univ of Pittsburgh Medical Center) Series 2009A		4.75%		08/15/15	325,000	330,422

RB (Univ of Pittsburgh Medical Center) Series 2011A		4.00%		10/15/15	930,000	948,604

Allegheny Cnty IDA
RB (St. Joseph HS) Series 2009 (LOC: PNC Bank NA)		0.35%		12/01/15	6,000,000	6,000,000

Franklin Cnty IDA
RB (Chambersburg Hospital) Series 2010 (GTY/LIQ: Wells Fargo Bank, NA)	a,b	0.14%		07/09/15	7,080,000	7,080,000

Geisinger Auth
Health System RB (Geisinger Health) Series 2011A1 (LIQ: Wells Fargo Bank, NA)	a,b	0.14%		07/09/15	4,795,000	4,795,000

Monroeville Finance Auth
RB (Univ of Pittsburgh Medical Center) Series 2012		4.00%		02/15/16	1,000,000	1,032,750

Pennsylvania
GO Bonds First Series 2005		5.00%		07/01/15	100,000	101,194

GO Bonds First Series 2007A		5.00%		11/01/15	600,000	616,903

GO Bonds First Series 2008		5.00%		05/15/15	1,200,000	1,207,143

GO Bonds First Series 2013		5.00%		04/01/16	205,000	214,557

GO Bonds Second Refunding Series 2009		5.00%		07/01/15	315,000	318,727

GO Bonds Second Series 2005		5.00%		01/01/16	750,000	776,654

GO Bonds Second Series 2007A		5.00%		08/01/15	350,000	355,594

GO Bonds Second Series 2009		5.00%		04/15/15	150,000	150,276

GO Bonds Second Series 2010A		5.00%		05/01/15	125,000	125,490

GO Bonds Third Series 2010A		5.00%		07/15/15	385,000	390,266

 1

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Pennsylvania HFA
S/F Mortgage RB Series 2007-100B		4.00%		10/01/15	100,000	101,855

S/F Mortgage RB Series 2007-97B		3.90%		10/01/15	75,000	76,366

S/F Mortgage RB Series 2010-109		2.00%		04/01/15	400,000	400,000

S/F Mortgage RB Series 2010-110A		2.95%		10/01/15	450,000	455,744

S/F Mortgage RB Series 2010-110B		2.00%		04/01/15	240,000	240,000

S/F Mortgage RB Series 2013-115A		1.00%		10/01/15	595,000	596,785

S/F Mortgage RB Series 2015-116A		0.19%		10/01/15	1,405,000	1,405,000

Pennsylvania Higher Education Assistance Agency
RB (Univ of Pennsylvania) Series 2005B		5.25%		09/01/15	290,000	296,004

Pennsylvania Higher Educational Facilities Auth
RB (Univ of Pittsburgh Medical Center) Series 2010E		5.00%		05/15/15	400,000	402,309

Pennsylvania Infrastructure Investment Auth
CP Series 2010A (LOC: Bank of America, NA)		0.04%		04/01/15	23,300,000	23,300,000

Pennsylvania State Univ
Refunding Bonds Series 2002		5.25%		08/15/15	200,000	203,615

Refunding Bonds Series 2009B		0.15%		06/01/15	10,000,000	10,000,000

Philadelphia
TRAN Series 2014-2015A		1.00%		06/30/15	4,840,000	4,850,358

Philadelphia Municipal Auth
Lease RB Series 2009 (GTY/LIQ: Wells Fargo & Co)	a,b	0.16%		05/28/15	6,505,000	6,505,000

Univ of Pittsburgh
PITT Asset Notes Series 2014		2.00%		07/22/15	4,200,000	4,224,204

Univ Bonds Series 2014B1&B2		0.05%		05/18/15	1,000,000	1,000,000

Univ Capital & Refunding Bonds Series 2007B		0.06%		05/04/15	5,800,000	5,800,000

Univ Capital & Refunding Bonds Series 2007B		0.06%		06/01/15	2,230,000	2,230,000

Univ Refunding Bonds Series 2009A		5.00%		09/15/15	1,040,000	1,062,755

University Refunding Bonds Series 2005C		0.05%		04/01/15	18,000,000	18,000,000

Washington Cnty Hospital Auth
Hospital RB (Washington Hospital) Series 2001B (LOC: PNC Bank NA)		0.35%		07/01/15	1,365,000	1,365,000

Hospital RB (Washington Hospital) Series 2007A (LOC: PNC Bank NA)		0.35%		07/01/15	8,095,000	8,095,000

						118,181,620

Alaska 0.0%
Alaska Housing Finance Corp
State Capital Bonds II Series 2014B		2.00%		06/01/15	100,000	100,283

Colorado 0.1%
Univ of Colorado
Refunding RB Series 2010B		4.00%		06/01/15	150,000	150,926

Univ Enterprise Refunding RB Series 2007A		5.00%		06/01/15	250,000	251,979

						402,905

Connecticut 0.1%
Connecticut
GO Bonds Series 2006A		5.00%		12/15/15	150,000	155,001

Connecticut HFA
Housing Mortgage Finance Program Bonds Series 2012A		0.95%		05/15/15	100,000	100,078

Housing Mortgage Finance Program Bonds Series 2013B1		0.55%		05/15/15	200,000	200,046

						455,125

2

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

District of Columbia 0.2%
District of Columbia Water & Sewer Auth
Public Utility Sr Lien RB Series 2009A		5.00%		10/01/15	730,000	747,353

Florida 0.6%
Florida State Board of Education
Capital Outlay Bonds Series 2010A		5.00%		01/01/16	250,000	258,834

Public Education Capital Outlay Bonds Series 2006D		5.00%		06/01/15	500,000	503,950

Public Education Capital Outlay Refunding Bonds Series 2009A		5.00%		06/01/15	250,000	251,998

JEA
Electric System RB Series Three 2010D		4.00%		10/01/15	100,000	101,856

Electric System Sub RB Series 2009G		3.75%		10/01/15	100,000	101,742

Electric System Sub RB Series 2013D		3.00%		10/01/15	1,400,000	1,419,049

Tampa Bay Water
Utility System Refunding RB Series 2004		5.25%		10/01/15	400,000	409,996

						3,047,425

Hawaii 0.6%
Hawaii
GO Bonds Series 2008DK		5.00%		05/01/15	500,000	501,995

GO Refunding Bonds Series 2009DR		4.00%		06/01/15	590,000	593,693

GO Refunding Bonds Series 2009DT		4.00%		11/01/15	200,000	204,385

GO Refunding Bonds Series 2013EJ		3.00%		08/01/15	920,000	928,376

GO Refunding Bonds Series 2013EJ		5.00%		08/01/15	335,000	340,318

Honolulu
GO Bonds Series 2007B		5.25%		07/01/15	360,000	364,470

						2,933,237

Illinois 0.2%
Illinois Finance Auth
RB (Trinity Health) Series 2011IL		3.00%		12/01/15	100,000	101,699

Illinois Regional Transportation Auth
GO Bonds Series 2006A		5.00%		07/01/15	400,000	404,735

GO Refunding Bonds Series 1999		5.75%		06/01/15	280,000	282,522

						788,956

Indiana 0.2%
Hamilton Southeastern Consolidated School Building Corp
BAN Series 2014B		0.32%		05/27/15	1,160,000	1,160,000

Louisiana 0.1%
Louisiana
GO Bonds Series 2012A		5.00%		08/01/15	555,000	563,799

GO Refunding Bonds Series 2010B		4.00%		11/15/15	175,000	179,061

						742,860

Massachusetts 0.3%
Lynnfield
GO BAN		1.00%		06/19/15	1,147,037	1,148,892

Stoneham
BAN		1.00%		10/23/15	500,000	502,241

						1,651,133

 3

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Minnesota 0.2%
Mesabi East ISD No. 2711
GO Series 2014B		1.00%		08/21/15	900,000	902,267

Mississippi 0.1%
Mississippi
GO Refunding Bonds Series 2003A		5.25%		11/01/15	500,000	514,334

New York 0.2%
Clinton Cnty
BAN Series 2014B		0.50%		06/12/15	800,000	800,393

New York State HFA
State Personal Income Tax RB Series 2007C		5.00%		09/15/15	150,000	153,247

						953,640

Ohio 0.3%
Ohio
Common Schools GO Refunding Bonds Series 2009A		5.00%		09/15/15	230,000	234,945

GO Bonds Series 2008A		4.00%		09/01/15	100,000	101,553

GO Bonds Series Q		1.50%		05/01/15	100,000	100,101

GO Refunding Bonds Series 2009C		5.00%		08/01/15	100,000	101,576

GO Refunding Bonds Series 2011A		5.00%		09/15/15	785,000	801,825

Hospital RB (Cleveland Clinic) Series 2008A		5.00%		01/01/16	125,000	129,358

Hospital Refunding RB (Cleveland Clinic) Series 2011A		5.00%		01/01/16	170,000	175,967

						1,645,325

Oregon 0.1%
Chemeketa CCD
GO Bonds Series 2008 (GTY: Oregon)		4.25%		06/15/15	130,000	131,067

Hillsboro SD No. 1J
GO Refunding Bonds Series 2012 (GTY: Oregon)		1.50%		06/15/15	100,000	100,250

Salem-Keizer SD No. 24J
GO Bonds Series 2009A (GTY: Oregon)		5.00%		06/15/15	350,000	353,349

						584,666

South Carolina 0.2%
South Carolina Public Service Auth
Refunding Revenue Obligations Series 2006C		5.00%		01/01/16	610,000	631,309

Refunding Revenue Obligations Series 2010B		5.00%		01/01/16	585,000	605,714

						1,237,023

Texas 1.4%
Austin ISD
ULT GO Refunding Bonds Series 2006B (GTY: TX Permanent School Fund)		5.00%		08/01/15	445,000	452,078

Dallas
Waterworks & Sewer System Refunding RB Series 2011		5.00%		10/01/15	1,015,000	1,039,172

Dallas ISD
ULT GO Bonds Series 2006 (GTY: TX Permanent School Fund)		4.00%		08/15/15	350,000	354,911

ULT GO Refunding Bonds Series 2014A (GTY: TX Permanent School Fund)		1.00%		08/15/15	100,000	100,268

4

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Dripping Springs ISD
ULT GO Refunding Bonds Series 2013 (GTY: TX Permanent School Fund)		1.25%		08/15/15	100,000	100,357

Frisco ISD
ULT GO Bonds Series 2006A (GTY: TX Permanent School Fund)		6.00%		08/15/15	150,000	153,202

ULT GO Refunding Bonds Series 2010 (GTY: TX Permanent School Fund)		4.00%		08/15/15	250,000	253,488

Grapevine-Colleyville ISD
ULT GO & Refunding Bonds Series 2011 (GTY: TX Permanent School Fund)		5.00%		08/15/15	100,000	101,771

Hallettsville ISD
ULT GO Bonds Series 2014 (GTY: TX Permanent School Fund)		2.00%		08/15/15	100,000	100,642

Klein ISD
ULT GO & Refunding Bonds Series 2008A (GTY: TX Permanent School Fund)		5.00%		08/01/15	350,000	355,545

ULT GO Refunding Bonds Series 2005A (GTY: TX Permanent School Fund)		3.88%		08/01/15	180,000	182,185

Livingston Independent School District, TX
ULT GO Refunding Bonds Series 2005 (GTY: TX Permanent School Fund)		3.63%		08/15/15	200,000	202,520

Mabank ISD
ULT GO & Refunding Bonds Series 2006 (GTY: TX Permanent School Fund)		4.00%		08/15/15	100,000	101,411

Manor ISD
ULT GO Bonds Series 2008 (GTY: TX Permanent School Fund)		3.50%		08/01/15	300,000	303,257

Mesquite ISD
ULT GO Bonds Series 2006 (GTY: TX Permanent School Fund)		5.00%		08/15/15	100,000	101,770

North East ISD
ULT GO Refunding Bonds Series 2014B (GTY: TX Permanent School Fund)		3.00%		02/01/16	600,000	613,540

Northside ISD
ULT GO & Refunding Bonds Series 2007 (GTY: TX Permanent School Fund)		4.00%		08/15/15	100,000	101,395

Plains ISD
ULT GO Bonds Series 2014A (GTY: TX Permanent School Fund)		2.00%		08/15/15	100,000	100,658

Round Rock ISD
ULT GO Refunding Bonds Series 2005 (GTY: TX Permanent School Fund)		5.00%		08/01/15	410,000	416,553

San Antonio ISD
ULT GO Refunding Bonds Series 2005 (GTY: TX Permanent School Fund)		5.25%		08/15/15	115,000	117,143

Socorro ISD
ULT GO Bonds Series 2005A (GTY: TX Permanent School Fund)		5.00%		08/15/15	150,000	152,639

Spring ISD
ULT GO & Refunding Bonds Series 2008A (GTY: TX Permanent School Fund)		3.50%		08/15/15	100,000	101,195

Texas Public Finance Auth
GO & Refunding Bonds Series 2008A		5.00%		10/01/15	450,000	460,618

Texas Transportation Commission
State Highway Fund First Tier RB Series 2006A		4.50%		04/01/15	100,000	100,000

State Highway Fund First Tier RB Series 2007		5.00%		04/01/15	530,000	530,000

United ISD
ULT GO & Refunding Bonds Series 1998 (GTY: TX Permanent School Fund)		0.31%		08/15/15	110,000	109,873

ULT GO Refunding Bonds Series 2011 (GTY: TX Permanent School Fund)		4.00%		08/15/15	100,000	101,364

 5

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Wylie ISD
ULT GO Bonds Series 2005 (GTY: TX Permanent School Fund)		0.28%		08/15/15	100,000	99,896

						6,907,451

Virginia 0.3%
Metropolitan Washington Airports Auth
Airport System RB Series 2007B		5.00%		10/01/15	300,000	307,120

Airport System Refunding RB Series 2007A		5.00%		10/01/15	950,000	972,284

						1,279,404

Washington 1.0%
Auburn SD No. 408
ULT GO & Refunding Bonds Series 2014 (GTY: Washington)		3.00%		12/01/15	100,000	101,821

Dieringer SD No. 343
ULT GO Refunding Bonds Series 2010 (GTY: Washington)		2.25%		12/01/15	100,000	101,253

Eatonville SD No. 404
ULT GO Refunding Bonds 2014 (GTY: Washington)		2.00%		12/01/15	100,000	101,146

Everett SD No. 2
ULT GO & Refunding Bonds Series 2007 (GTY: Washington)		5.63%		12/01/15	100,000	103,587

ULT GO Bonds Series 2009A (GTY: Washington)		3.00%		12/01/15	150,000	152,720

Evergreen SD No 114
ULT GO Refunding Bonds 2010 (GTY: Washington)		4.00%		12/01/15	265,000	271,505

Federal Way SD No 210
ULT GO Bonds 2008 (GTY: Washington)		5.00%		12/01/15	150,000	154,766

Kent SD No. 415
ULT GO Refunding Bonds Series 2012A (GTY: Washington)		4.00%		12/01/15	600,000	615,048

King Cnty
LT GO & Refunding Bonds Series 2014C		2.00%		12/01/15	175,000	176,958

Olympia SD No. 111
ULT GO Refunding Bonds Series 2005B (GTY: Washington)		5.00%		12/01/15	500,000	515,919

Renton SD No.403
ULT GO Refunding Bonds Series 2005 (GTY: Washington)		5.00%		06/01/15	120,000	120,955

Ridgefield SD No. 122
ULT GO Bonds 2012 (GTY: Washington)		3.00%		12/01/15	120,000	122,180

Shoreline SD No. 412
ULT GO & Refunding Bonds 2013 (GTY: Washington)		3.00%		12/01/15	100,000	101,799

Washington
GO Bonds Series 2006A		5.00%		07/01/15	100,000	101,188

GO Bonds Series 2008C		5.00%		01/01/16	750,000	776,891

GO Refunding Bonds Series R2006A		5.00%		07/01/15	750,000	758,890

GO Refunding Bonds Series R2007C		5.00%		07/01/15	255,000	258,025

GO Refunding Bonds Series R2011A		5.00%		01/01/16	220,000	227,753

Motor Vehicle Fuel Tax GO Bonds Series 2006B		5.00%		07/01/15	200,000	202,371

Motor Vehicle Fuel Tax GO Bonds Series 2007D		4.50%		01/01/16	100,000	103,072

Motor Vehicle Fuel Tax GO Bonds Series 2009B		5.00%		07/01/15	105,000	106,247

						5,174,094

Wisconsin 0.0%
Wisconsin
GO Refunding Bonds Series 2009-1		3.00%		11/01/15	100,000	101,579

Total Fixed-Rate Securities
(Cost $149,510,680)						149,510,680

6

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Variable-Rate Securities 72.9% of net assets

Pennsylvania 68.6%
Adams Cnty IDA
RB (Brethren Home Community) Series 2007 (LOC: PNC Bank NA)		0.02%		04/07/15	2,400,000	2,400,000

Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010B1&B2 (GTY/LIQ: Royal Bank of Canada)	a	0.02%		04/07/15	20,000,000	20,000,000

Allegheny Cnty IDA
Health Care RB (Vincentian Collaborative) Series 2008B (LOC: PNC Bank NA)		0.02%		04/07/15	4,000,000	4,000,000

RB (Oakland Catholic HS) Series 2012 (LOC: PNC Bank NA)		0.03%		04/07/15	10,305,000	10,305,000

Bucks Cnty IDA
Hospital RB (Grand View Hospital) Series 2008A (LOC: TD Bank NA)		0.01%		04/07/15	18,300,000	18,300,000

Butler Cnty IDA
RB (Butler Cnty Family YMCA) Series 2005 (LOC: PNC Bank NA)		0.04%		04/07/15	3,540,000	3,540,000

Chambersburg Municipal Auth
RB (Wilson College) Series 2007 (LOC: Bank of America, NA)		0.05%		04/07/15	24,480,000	24,480,000

Cumberland Cnty Municipal Auth
RB (Presbyterian Homes) Series 1993A (LOC: Manufacturers & Traders Trust Co)		0.03%		04/07/15	2,000,000	2,000,000

Dallastown Area SD
GO Notes Series 2015		1.25%		04/15/16	5,155,000	5,204,537

Delaware Cnty IDA
Refunding RB (Covanta Energy) Series 2014A (LOC: Bank of America, NA)		0.04%		04/07/15	2,960,000	2,960,000

Water Facilities RB (Aqua Pennsylvania) Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.05%		04/07/15	315,000	315,000

Delaware River Port Auth
Refunding RB Series 2010A (LOC: Royal Bank of Canada)		0.01%		04/07/15	3,770,000	3,770,000

Erie Cnty Hospital Auth
RB (St. Vincent Health Center) Series 2010B (LOC: Manufacturers & Traders Trust Co)		0.04%		04/07/15	3,490,000	3,490,000

Fayette Cnty Hospital Auth
Hospital RB (Fayette Regional Health) Series 2007A (LOC: PNC Bank NA)		0.02%		04/07/15	1,850,000	1,850,000

Geisinger Auth
Health System RB (Geisinger Health) Series 2013A (LIQ: Wells Fargo Bank, NA)		0.01%		04/01/15	3,640,000	3,640,000

Health System RB (Geisinger Health) Series 2013B (LIQ: TD Bank NA)		0.02%		04/01/15	9,020,000	9,020,000

Indiana Cnty Hospital Auth
Hospital RB (Indiana Regional Medical Center) Series 2014B (LOC: PNC Bank NA)		0.02%		04/07/15	3,400,000	3,400,000

Lancaster Cnty Hospital Auth
Health Center RB (Masonic Homes) Series 2008D (LOC: JPMorgan Chase Bank, NA)		0.01%		04/01/15	6,645,000	6,645,000

RB (Landis Homes Retirement Community) Series 2002 (LOC: Manufacturers & Traders Trust Co)		0.07%		04/07/15	4,015,000	4,015,000

RB (Landis Homes Retirement Community) Series 2009 (LOC: Manufacturers & Traders Trust Co)		0.07%		04/07/15	11,285,000	11,285,000

Luzerne Cnty Convention Center Auth
Hotel Room Rental Tax RB Series 2012 (LOC: PNC Bank NA)		0.02%		04/07/15	3,900,000	3,900,000

North Hampton Cnty
RB (Binney & Smith) Series 1997A (LOC: JPMorgan Chase Bank, NA)		0.14%		04/07/15	7,500,000	7,500,000

 7

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Owen J. Roberts SD
GO Notes Series 2006 (LIQ: JPMorgan Chase Bank, NA)	a	0.04%		04/07/15	3,000,000	3,000,000

Pennsylvania
GO Bonds First Series 2014 (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	3,500,000	3,500,000

GO Bonds Second Series 2007A (LIQ: Branch Banking & Trust Co)	a	0.03%		04/07/15	3,500,000	3,500,000

GO Refunding Bonds Third Series 2004 (LIQ: State Street Bank & Trust Co NA)	a	0.02%		04/07/15	11,000,000	11,000,000

Pennsylvania Economic Development Financing Auth
Unemployment Compensation RB Series 2012C (LOC: PNC Bank NA)		0.02%		04/07/15	245,000	245,000

Pennsylvania HFA
S/F Mortgage RB Series 2002-75A (LIQ: Royal Bank of Canada)		0.03%		04/07/15	15,250,000	15,250,000

S/F Mortgage RB Series 2003-79B (LIQ: Royal Bank of Canada)		0.03%		04/07/15	2,000,000	2,000,000

S/F Mortgage RB Series 2004-81C (LIQ: Royal Bank of Canada)		0.03%		04/07/15	10,410,000	10,410,000

S/F Mortgage RB Series 2004-83B (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.03%		04/07/15	4,645,000	4,645,000

S/F Mortgage RB Series 2005-88B (LIQ: TD Bank NA)		0.03%		04/07/15	6,195,000	6,195,000

S/F Mortgage RB Series 2005-88C (LIQ: TD Bank NA)		0.03%		04/07/15	1,400,000	1,400,000

S/F Mortgage RB Series 2005-91B (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.03%		04/07/15	20,000,000	20,000,000

S/F Mortgage RB Series 2006-93,94&95A, 2007-97&98A (LIQ: Morgan Stanley Bank NA)	a	0.09%		04/07/15	191,361	191,361

S/F Mortgage RB Series 2006-93B (LIQ: Sumitomo Mitsui Banking Corp)		0.03%		04/07/15	5,050,000	5,050,000

S/F Mortgage RB Series 2013-115A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/15	4,510,000	4,510,000

Pennsylvania Higher Educational Facilities Auth
RB (Assoc of Indep Colleges & Univs of PA) Series 2001-I1 (LOC: Manufacturers & Traders Trust Co)		0.05%		04/07/15	5,500,000	5,500,000

RB (Drexel Univ) Second Series 2000 (LOC: JPMorgan Chase Bank, NA)		0.01%		04/07/15	14,660,000	14,660,000

Pennsylvania State Turnpike Commission
Registration Fee Refunding RB Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.02%		04/07/15	6,905,000	6,905,000

Pennsylvania State Univ
Bonds Series 2007A (GTY/LIQ: US Bank, NA)	a	0.02%		04/07/15	13,985,000	13,985,000

Philadelphia
Airport Refunding RB Series 2005C2 (LOC: Royal Bank of Canada)		0.04%		04/07/15	7,375,000	7,375,000

Philadelphia IDA
Lease Refunding RB Series 2007B2 (LOC: TD Bank NA)		0.01%		04/07/15	3,740,000	3,740,000

Philadelphia SD
GO Refunding Bonds Series 2009C (LOC: TD Bank NA)		0.01%		04/07/15	5,595,000	5,595,000

GO Refunding Bonds Series 2010F (LOC: Barclays Bank Plc)		0.02%		04/07/15	1,425,000	1,425,000

St. Mary Hospital Auth
Health System RB (Catholic Health East) Series 2012B		0.01%		04/07/15	13,000,000	13,000,000

RB (Catholic Health Initiatives) Series 2004C		0.10%		04/07/15	9,895,000	9,895,000

Univ of Pittsburgh
Bonds Series 2009B (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	500,000	500,000

Upper St. Clair Township
GO Bonds Series 2008 (LIQ: Bank of New York Mellon)		0.04%		04/07/15	8,815,000	8,815,000

Washington Cnty Auth
Refunding RB (Univ of Pennsylvania) Series 2004		0.01%		04/07/15	10,440,000	10,440,000

Washington Cnty Hospital Auth
Hospital RB (Monongahela Valley) Series 2011A (LOC: PNC Bank NA)		0.02%		04/07/15	2,000,000	2,000,000

8

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Hospital RB (Washington Hospital) Series 2008A (LOC: PNC Bank NA)		0.02%		04/07/15	1,640,000	1,640,000

						348,390,898

Alabama 0.5%
Birmingham IDB
RB (Culton Properties) Series 2009A (LOC: Federal Home Loan Bank)		0.06%		04/07/15	1,025,000	1,025,000

Lake Martin IDA
RB (Great Southern Properties) Series 2011 (LOC: Comerica Bank)		0.07%		04/07/15	1,635,000	1,635,000

						2,660,000

California 0.0%
Sacramento Cnty Housing Auth
M/F Housing RB (Sierra Sunrise Sr Apts) Series 2004D (LOC: Citibank, NA)		0.04%		04/07/15	100,000	100,000

Florida 0.2%
Polk Cnty IDA
RB (Tremron Lakeland) Series 2011 (LOC: Branch Banking & Trust Co)		0.08%		04/07/15	1,100,000	1,100,000

Idaho 0.6%
Idaho Health Facilities Auth
Hospital RB (Trinity Health) Series 2013-ID	b	0.09%		10/27/15	2,800,000	2,800,000

North Carolina 0.2%
North Carolina Ports Auth
Exempt Facility RB (Wilmington Bulk) Series 2001A (LOC: Branch Banking & Trust Co)		0.08%		04/07/15	900,000	900,000

Texas 0.3%
Capital IDC
Solid Waste Disposal RB (Texas Disposal Systems) Series 2001 (LOC: MUFG Union Bank, NA)		0.06%		04/07/15	1,500,000	1,500,000

Other Investments 2.5%
Nuveen Ohio Quality Income Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Royal Bank of Canada)	a	0.11%		04/07/15	4,200,000	4,200,000

Nuveen Pennsylvania Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 3 (GTY/LIQ: Royal Bank of Canada)	a	0.12%		04/07/15	8,500,000	8,500,000

						12,700,000

Total Variable-Rate Securities
(Cost $370,150,898)						370,150,898

End of Investments.

At 03/31/15, the tax basis cost of the fund’s investments was $519,661,578.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $98,486,361 or 19.4% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $21,180,000 or 4.2% of net assets.

 9

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
ULT —	Unlimited tax
USD —	Unified school district

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

10

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2015, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2015.

REG47709MAR15

 11

The Charles Schwab Family of Funds
Schwab Massachusetts Municipal Money Fund™

(formerly, Schwab Massachusetts AMT Tax-Free Money Fund)

Portfolio Holdings as of March 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

28.6%	Fixed-Rate Securities	128,382,868	128,382,868
70.3%	Variable-Rate Securities	315,230,000	315,230,000

98.9%	Total Investments	443,612,868	443,612,868
1.1%	Other Assets and Liabilities, Net		4,734,282

100.0%	Net Assets		448,347,150

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 28.6% of net assets

Massachusetts 24.7%
Berlin-Bolyston Regional SD
ULT GO BAN		1.00%		12/11/15	2,000,000	2,010,411

Essex North Shore Technical & Agricultural SD
GO BAN		0.75%		06/19/15	4,400,000	4,404,842

Fall River
GO BAN		1.25%		02/12/16	4,300,000	4,335,351

Haverhill
BAN		1.00%		12/01/15	3,000,000	3,015,402

Holyoke
GO Refunding Bonds Series B		2.00%		06/15/15	1,670,000	1,676,077

Lowell
GO BAN Series A		1.00%		09/11/15	4,000,000	4,014,437

Massachusetts
GO Bonds Consolidated Loan 2010 Series C		4.00%		12/01/15	550,000	563,751

GO Bonds Consolidated Loan of 2002 Series C		5.50%		11/01/15	200,000	206,132

GO Bonds Consolidated Loan Series 2001D		5.50%		11/01/15	600,000	618,449

GO Bonds Consolidated Loan Series 2002C		5.50%		11/01/15	800,000	824,405

GO Bonds Consolidated Loan Series 2005B		5.00%		08/01/15	475,000	482,535

GO Bonds Consolidated Loan Series 2006D		4.00%		08/01/15	150,000	151,865

GO Bonds Consolidated Loan Series 2007B		5.00%		11/01/15	1,455,000	1,496,022

GO Bonds Consolidated Loan Series 2009B		5.00%		07/01/15	1,150,000	1,163,756

GO Bonds Consolidated Loan Series 2010B		3.00%		06/01/15	250,000	251,134

GO Bonds Consolidated Loan Series 2010B		4.00%		06/01/15	150,000	150,949

GO Bonds Consolidated Loan Series 2011B		5.00%		08/01/15	300,000	304,755

GO Bonds Consolidated Loan Series 2011E		5.00%		12/01/15	900,000	928,642

 1

 Schwab Massachusetts Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Refunding Bonds Series 2003D		5.50%		10/01/15	1,000,000	1,026,086

GO Refunding Bonds Series 2004B		5.25%		08/01/15	930,000	945,569

GO Refunding Bonds Series 2007A		4.00%		11/01/15	100,000	102,194

GO Refunding Bonds Series 2008A		3.38%		09/01/15	175,000	177,269

GO Refunding Bonds Series 2008A		5.00%		09/01/15	1,050,000	1,070,785

GO Refunding Bonds Series 2010B		4.00%		12/01/15	300,000	307,478

Massachusetts Bay Transportation Auth
Sales Tax CP Series A (LIQ: State Street Bank & Trust Co NA)		0.06%		06/10/15	3,000,000	3,000,000

Sales Tax CP Series B (LIQ: Sumitomo Mitsui Banking Corp)		0.07%		06/04/15	6,000,000	6,000,000

Sr Sales Tax Bonds Series 2003C		5.25%		07/01/15	145,000	146,811

Sr Sales Tax Bonds Series 2004A		5.25%		07/01/15	850,000	860,700

Massachusetts Clean Water Trust
Pool Program Bonds Series 12		5.00%		08/01/15	100,000	101,557

Pool Program Refunding Bonds Series 2004A		5.25%		08/01/15	1,820,000	1,850,582

State Revolving Fund Bonds Series 14		4.00%		08/01/15	100,000	101,245

Massachusetts Development Finance Agency
RB (Partners HealthCare) Series 2011K6		5.00%		07/01/15	150,000	151,772

RB (Partners HealthCare) Series 2012L		3.00%		07/01/15	600,000	604,200

RB (Partners HealthCare) Series 2012L		5.00%		07/01/15	1,195,000	1,209,243

Massachusetts Health & Educational Facilities Auth
RB (Harvard Univ) Series 2009A		5.00%		11/15/15	250,000	257,383

RB (Harvard Univ) Series 2010A		5.00%		12/15/15	200,000	206,692

RB (Partners HealthCare) Series 2007C		5.00%		07/01/15	1,050,000	1,062,470

RB (Partners HealthCare) Series 2010J		5.00%		07/01/15	400,000	404,758

RB (Partners HealthCare) Series 2010J2		4.00%		07/01/15	470,000	474,353

RB (Tufts Univ) Series J		5.50%		08/15/15	400,000	407,859

Revenue Notes (Harvard Univ) Series EE		0.03%		04/01/15	8,500,000	8,500,000

Massachusetts Port Auth
RB Series 2005A (ESCROW)		5.00%		07/01/15	3,060,000	3,097,642

Massachusetts School Building Auth
BAN Series 2014A		5.00%		07/16/15	3,000,000	3,042,541

Dedicated Sales Tax Bonds Series 2005A (ESCROW)		5.00%		08/15/15	3,225,000	3,282,901

Dedicated Sales Tax Bonds Series 2007A		5.00%		08/15/15	100,000	101,748

Dedicated Sales Tax Bonds Series 2009A		5.00%		05/15/15	470,000	472,744

Sub Dedicated Sales Tax CP BAN Series A (LOC: Bank of America, NA)		0.05%		06/03/15	6,000,000	6,000,000

Sub Dedicated Sales Tax CP BAN Series C (LOC: Barclays Bank Plc)		0.05%		06/09/15	5,000,000	5,000,000

Massachusetts State College Building Auth
Refunding RB Series 2011A		5.00%		05/01/15	350,000	351,363

Massachusetts Water Resources Auth
CP Series 1999 (LOC: State Street Bank & Trust Co NA)		0.10%		05/05/15	6,000,000	6,000,000

General RB Series 2002J (ESCROW)		5.25%		08/01/15	1,500,000	1,525,287

General Refunding RB Series 2005A		5.25%		08/01/15	275,000	279,561

General Revenue Refunding Bonds Series 2010B		5.00%		08/01/15	400,000	406,422

Metropolitan Boston Transit Parking Corp
Sr Lien Parking RB Series 2011 (GTY/LIQ: Wells Fargo Bank, NA)	a,b	0.13%		07/09/15	2,500,000	2,500,000

New Bedford
GO BAN		1.25%		02/05/16	4,000,000	4,035,224

Newburyport
ULT GO BAN		1.00%		10/23/15	4,520,109	4,541,645

2

 Schwab Massachusetts Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Salisbury
GO BAN		1.25%		03/24/16	3,154,700	3,184,528

Shrewsbury
GO BAN		1.00%		07/30/15	3,000,000	3,008,463

Stoneham
BAN		1.00%		10/23/15	2,250,000	2,260,084

Univ of Massachusetts Building Auth
CP Series 2013B1 (LIQ: US Bank, NA)		0.06%		05/07/15	3,500,000	3,500,000

RB Sr Series 2009-1		5.00%		05/01/15	840,000	843,284

Refunding RB Sr Series 2005-2 (ESCROW)		5.00%		11/01/15	1,000,000	1,028,217

Worcester
GO Refunding Bonds Series 2005A		5.00%		07/01/15	540,000	546,448

						110,576,023

Connecticut 0.2%
Connecticut HFA
Housing Mortgage Finance Program Bonds Series 2012D1		1.10%		05/15/15	760,000	760,801

District of Columbia 0.3%
Washington Convention Center Auth
Sr Lien Dedicated Tax Refunding RB Series 2007A (GTY/LIQ: US Bank, NA)	a,b	0.09%		06/11/15	1,515,000	1,515,000

Florida 0.3%
Florida State Board of Education
Public Education Capital Outlay Bonds Series 2004C		5.25%		06/01/15	340,000	342,804

Public Education Capital Outlay Bonds Series 2006C		5.00%		06/01/15	100,000	100,778

Public Education Capital Outlay Bonds Series 2007E		5.00%		06/01/15	100,000	100,795

Public Education Capital Outlay Bonds Series 2007F		5.00%		06/01/15	100,000	100,798

Public Education Capital Outlay Refunding Bonds Series 2012A		5.00%		06/01/15	155,000	156,235

Public Education Capital Outlay Refunding Bonds Series 2014A		5.00%		06/01/15	500,000	504,028

Tampa
Health System RB (Catholic Health East) Series 2010		5.00%		11/15/15	110,000	113,148

						1,418,586

Hawaii 0.5%
Hawaii
GO Bonds Series 2008DN		5.00%		08/01/15	125,000	126,967

GO Refunding Bonds Series 2005DG		5.00%		07/01/15	2,000,000	2,023,957

						2,150,924

Michigan 0.1%
Michigan State Hospital Finance Auth
RB (Ascension Health) Series 2010		5.00%		11/15/15	325,000	334,417

Minnesota 0.2%
Mesabi East ISD No. 2711
GO Series 2014B		1.00%		08/21/15	1,100,000	1,102,770

Ohio 0.1%
Ohio
Mental Health Capital Facilities Bonds Series II-2006A		4.13%		06/01/15	350,000	352,228

 3

 Schwab Massachusetts Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Oregon 0.5%
Corvallis SD No. 509J
GO Refunding Bonds Series 2007 (GTY: Oregon)		5.00%		06/15/15	2,000,000	2,019,836

Tigard-Tualatin SD No. 23J
GO Bonds Series 2011A (GTY: Oregon)		3.00%		06/15/15	385,000	387,216

						2,407,052

Texas 0.6%
Austin ISD
ULT GO Refunding Bonds Series 1998 (GTY: TX Permanent School Fund)		5.00%		08/01/15	250,000	253,932

Harris Cnty
Toll Road ULT & Sub Lien Refunding RB Series 2008A		5.00%		08/15/15	100,000	101,739

Leander ISD
ULT GO Refunding Bonds Series 2013A (GTY: TX Permanent School Fund)		0.21%		08/15/15	400,000	399,686

Northside ISD
ULT GO Bonds Series 2008A (GTY: TX Permanent School Fund)		3.75%		08/15/15	100,000	101,304

ULT GO Refunding Bonds Series 2003B (GTY: TX Permanent School Fund)		3.00%		08/01/15	615,000	620,734

San Antonio
General Improvement Bonds Series 2008		5.00%		08/01/15	300,000	304,757

Socorro ISD
ULT GO Bonds Series 2006A (GTY: TX Permanent School Fund)		5.00%		08/15/15	460,000	468,171

Texas City ISD
ULT GO Bonds Series 2008 (GTY: TX Permanent School Fund)		4.00%		08/15/15	405,000	410,627

Texas Public Finance Auth
GO Refunding Bonds Series 2008		5.00%		10/01/15	150,000	153,579

						2,814,529

Virginia 0.1%
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2009C		4.00%		05/15/15	350,000	351,597

Washington 1.0%
Bellevue SD No. 405
ULT GO Refunding Bonds 2010 (GTY: Washington)		5.00%		12/01/15	150,000	154,712

Kelso SD No. 458
ULT GO Refunding Bonds 2014 (GTY: Washington)		2.00%		12/01/15	100,000	101,167

Lakewood SD No. 306
ULT GO Bonds 2014 (GTY: Washington)		2.00%		12/01/15	825,000	834,849

Vancouver SD No. 37
ULT GO Refunding Bonds Series 2005 (GTY: Washington)		5.25%		12/01/15	500,000	516,514

Washington
GO Bonds Series 2008A		5.00%		07/01/15	1,045,000	1,057,479

GO Bonds Series 2009A		5.00%		07/01/15	180,000	182,138

GO Refunding Bonds Series R2006A		5.00%		07/01/15	605,000	612,161

GO Refunding Bonds Series R2012C		5.00%		07/01/15	100,000	101,187

Motor Vehicle Fuel Tax GO Refunding Bonds Series R 2011C		4.00%		07/01/15	655,000	661,138

4

 Schwab Massachusetts Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2012B		3.00%		07/01/15	375,000	377,596

						4,598,941

Total Fixed-Rate Securities
(Cost $128,382,868)						128,382,868

Variable-Rate Securities 70.3% of net assets

Massachusetts 66.1%
Massachusetts
GO Bonds Consolidated Loan Series 2007A (LIQ: Societe Generale)	a	0.03%		04/07/15	4,000,000	4,000,000

GO Bonds Consolidated Loan Series 2007C (ESCROW/LIQ: Credit Suisse AG)	a	0.04%		04/07/15	9,500,000	9,500,000

GO Bonds Consolidated Loan Series 2007C (LIQ: Citibank, NA)	a	0.03%		04/07/15	4,500,000	4,500,000

GO Bonds Consolidated Loan Series 2007C (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	3,900,000	3,900,000

GO Consolidated Loan Series 2007 (LIQ: Societe Generale)	a	0.03%		04/07/15	1,085,000	1,085,000

GO Refunding Bonds Series 2001C (LIQ: State Street Bank & Trust Co NA)		0.02%		04/07/15	8,045,000	8,045,000

Massachusetts Bay Transportation Auth
General Transportation System Bonds Series 2000A1 (LIQ: Barclays Bank Plc)		0.01%		04/07/15	8,100,000	8,100,000

General Transportation System Bonds Series 2000A2 (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.01%		04/07/15	2,000,000	2,000,000

Sr Sales Tax Bonds Series 2008A2 (LIQ: JPMorgan Chase Bank, NA)		0.02%		04/07/15	5,800,000	5,800,000

Sr Sales Tax Bonds Series 2010A	b	0.11%		10/27/15	5,815,000	5,815,000

Massachusetts Clean Water Trust
Pool Program Refunding Bonds Series 2006 (LIQ: Credit Suisse AG)	a	0.02%		04/07/15	8,195,000	8,195,000

State Revolving Fund Bonds Series 14 (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	6,665,000	6,665,000

Massachusetts Dept of Transportation
Sub RB (Contract Assistance Secured) Series 2010A6 (LIQ: Sumitomo Mitsui Banking Corp)		0.01%		04/07/15	2,000,000	2,000,000

Sub RB (Contract Assistance Secured) Series 2010A7 (LIQ: TD Bank NA)		0.02%		04/07/15	2,800,000	2,800,000

Sub RB Series 2010A2 (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.02%		04/07/15	1,500,000	1,500,000

Massachusetts Development Finance Agency
Education RB (Cushing Academy) Series 2004 (LOC: TD Bank NA)		0.02%		04/07/15	2,480,000	2,480,000

First Mortgage RB (Brookhaven at Lexington) Series 2005B (LOC: Bank of America, NA)		0.10%		04/07/15	2,775,000	2,775,000

RB (Boston Univ) Series U3 (LOC: Northern Trust Co)		0.01%		04/07/15	2,800,000	2,800,000

RB (Boston Univ) Series U5B (LOC: Federal Home Loan Bank)		0.02%		04/07/15	4,800,000	4,800,000

RB (CIL Realty) Series 2013 (LOC: Manufacturers & Traders Trust Co)		0.02%		04/07/15	9,085,000	9,085,000

RB (Harvard Univ) Series 2010B2 (LIQ: Bank of America, NA)	a	0.02%		04/07/15	12,500,000	12,500,000

RB (Marine Biological Laboratory) Series 2006 (LOC: PNC Bank NA)		0.02%		04/07/15	7,305,000	7,305,000

RB (Partners HealthCare) Series 2014M2 (LOC: Bank of New York Mellon)		0.01%		04/07/15	5,000,000	5,000,000

RB (Partners HealthCare) Series 2014M4 (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	2,500,000	2,500,000

RB (YMCA of Greater Worcester) Series 2006 (LOC: TD Bank NA)		0.02%		04/07/15	3,855,000	3,855,000

Massachusetts Health & Educational Facilities Auth
RB (Amherst College) Series 2005J2		0.03%		04/01/15	1,100,000	1,100,000

 5

 Schwab Massachusetts Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Amherst College) Series F		0.02%		04/07/15	9,300,000	9,300,000

RB (Baystate Medical Center) Series 2005G (LOC: Wells Fargo Bank, NA)		0.01%		04/01/15	3,300,000	3,300,000

RB (Baystate Medical Center) Series 2009J2 (LOC: JPMorgan Chase Bank, NA)		0.03%		04/01/15	1,200,000	1,200,000

RB (Capital Asset Program) Series 2004M4A (LOC: Bank of America, NA)		0.05%		04/07/15	6,045,000	6,045,000

RB (Capital Asset Program) Series M2 (LOC: Bank of America, NA)		0.05%		04/07/15	2,340,000	2,340,000

RB (Great Brook Valley Health Center) Series 2006A (LOC: TD Bank NA)		0.02%		04/07/15	3,240,000	3,240,000

RB (MIT) Series 2001J2		0.02%		04/07/15	650,000	650,000

RB (MIT) Series 2008N (LIQ: Barclays Bank Plc)	a	0.04%		04/07/15	9,470,000	9,470,000

RB (MIT) Series 2008N (LIQ: Citibank, NA)	a	0.02%		04/07/15	2,000,000	2,000,000

RB (Museum of Fine Arts) Series 2007A1 (LIQ: US Bank, NA)		0.03%		04/01/15	3,800,000	3,800,000

RB (Museum of Fine Arts) Series 2007A2		0.05%		04/01/15	1,500,000	1,500,000

RB (Partners HealthCare) Series 2010J1 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	2,100,000	2,100,000

RB (Partners HealthCare) Series P1 (LIQ: JPMorgan Chase Bank, NA)		0.02%		04/07/15	3,000,000	3,000,000

RB (Partners HealthCare) Series P2 (LIQ: JPMorgan Chase Bank, NA)		0.01%		04/07/15	3,100,000	3,100,000

RB (Tufts Univ) Series 2008N1 (LIQ: US Bank, NA)		0.03%		04/01/15	6,150,000	6,150,000

RB (UMass) Series 2007E&F (LIQ: US Bank, NA)	a	0.02%		04/07/15	7,220,000	7,220,000

Massachusetts School Building Auth
Dedicated Sales Tax Bonds Series 2007A (LIQ: Citibank, NA)	a	0.02%		04/07/15	8,670,000	8,670,000

Dedicated Sales Tax Bonds Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.04%		04/07/15	1,315,000	1,315,000

Sr Dedicated Sales Tax Bonds Series 2013A (LIQ: Citibank, NA)	a	0.03%		04/07/15	4,125,000	4,125,000

Sr Dedicated Tax Refunding Bonds Series 2012B (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	3,750,000	3,750,000

Massachusetts Water Resources Auth
General Refunding RB Series 2007B (LIQ: Branch Banking & Trust Co)	a	0.03%		04/07/15	8,890,000	8,890,000

General Refunding RB Series 2008F (LIQ: Bank of New York Mellon)		0.02%		04/07/15	19,320,000	19,320,000

Sub GO Refunding Bonds Series 2012F (GTY/LIQ: Royal Bank of Canada)	a	0.02%		04/07/15	28,295,000	28,295,000

Univ of Massachusetts Building Auth
Facilities RB Sr Series 2008A (LIQ: Barclays Bank Plc)		0.02%		04/07/15	7,455,000	7,455,000

RB Sr Series 2013-1 (LIQ: Citibank, NA)	a	0.03%		04/07/15	5,500,000	5,500,000

RB Sr Series 2014-1 (LIQ: Morgan Stanley Bank NA)	a	0.03%		04/07/15	3,500,000	3,500,000

Refunding RB Sr Series 2011-2	b	0.11%		10/27/15	11,685,000	11,685,000

Refunding RB Sr Series 2013-3 (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	1,300,000	1,300,000

						296,325,000

Connecticut 0.5%
Connecticut
GO Refunding Notes Series 2014A		0.06%	04/02/15	01/01/16	2,000,000	2,000,000

District of Columbia 0.2%
District of Columbia
RB (American Geophysical Union) Series 1993 (LOC: Bank of America, NA)		0.07%		04/07/15	885,000	885,000

6

 Schwab Massachusetts Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Georgia 0.9%
Macon Water Auth
Water & Sewer RB Series 2012		0.03%		04/07/15	4,000,000	4,000,000

Minnesota 0.3%
Minneapolis
M/F Housing RB (Seven Corners Apts) Series 2012F (LOC: Wells Fargo Bank, NA)		0.12%		04/07/15	1,420,000	1,420,000

Pennsylvania 1.5%
Upper St. Clair Township
GO Bonds Series 2008 (LIQ: Bank of New York Mellon)		0.04%		04/07/15	6,855,000	6,855,000

Virginia 0.6%
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2005A2		0.02%		04/07/15	2,745,000	2,745,000

Washington 0.2%
Washington Health Care Facilities Auth
RB (Providence Heath & Services) Series 2014D (LIQ: JPMorgan Chase Bank, NA)	a	0.03%		04/07/15	1,000,000	1,000,000

Total Variable-Rate Securities
(Cost $315,230,000)						315,230,000

End of Investments.

At 03/31/15, the tax basis cost of the fund’s investments was $443,612,868.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $143,995,000 or 32.1% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $21,515,000 or 4.8% of net assets.

 7

 Schwab Massachusetts Municipal Money Fund

Portfolio Holdings (Unaudited) continued

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
ULT —	Unlimited tax
USD —	Unified school district

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

8

 Schwab Massachusetts Municipal Money Fund

Portfolio Holdings (Unaudited) continued

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2015, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2015.

REG47708MAR15

 9

The Charles Schwab Family of Funds
Schwab Money Market Fund™

Portfolio Holdings as of March 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

59.0%	Fixed-Rate Obligations	8,670,136,259	8,670,136,259
20.5%	Variable-Rate Obligations	3,007,475,234	3,007,475,234
20.5%	Repurchase Agreements	3,009,532,313	3,009,532,313

100.0%	Total Investments	14,687,143,806	14,687,143,806
0.0%	Other Assets and Liabilities, Net		2,527,051

100.0%	Net Assets		14,689,670,857

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 59.0% of net assets

Asset Backed Commercial Paper 7.7%
Bennington Stark Capital Co, LLC	a,b,c	0.28%		05/22/15	19,000,000	18,992,463

CAFCO, LLC	a,b,c	0.25%		05/04/15	24,000,000	23,994,500
	a,b,c	0.28%		08/03/15	20,000,000	19,980,711
	a,b,c	0.27%		08/05/15	25,000,000	24,976,375

Cancara Asset Securitisation, LLC	a,b,c	0.29%		05/21/15	50,000,000	49,979,861

Charta, LLC	a,b,c	0.25%		05/11/15	16,000,000	15,995,556
	a,b,c	0.25%		05/22/15	16,000,000	15,994,333
	a,b,c	0.25%		06/08/15	32,000,000	31,984,889
	a,b,c	0.28%		06/25/15	30,000,000	29,980,167
	a,b,c	0.28%		06/29/15	15,000,000	14,989,617

Ciesco, LLC	a,b,c	0.28%		06/25/15	17,000,000	16,988,761
	a,b,c	0.29%		08/10/15	61,250,000	61,185,364

Collateralized Commercial Paper Co, LLC	a,b	0.39%		07/20/15	29,000,000	28,965,442

Collateralized Commercial Paper II Co, LLC	b,c	0.40%		06/15/15	57,000,000	56,952,500

CRC Funding, LLC	a,b,c	0.25%		05/18/15	31,000,000	30,989,882
	a,b,c	0.28%		08/03/15	17,000,000	16,983,604
	a,b,c	0.27%		08/05/15	50,000,000	49,952,750
	a,b,c	0.30%		09/23/15	5,000,000	4,992,708

Crown Point Capital Co, LLC	a,b,c	0.26%		04/07/15	106,000,000	105,995,407

Jupiter Securitization Corp	a,b,c	0.25%		06/09/15	59,000,000	58,971,729
	a,b,c	0.29%		06/17/15	3,000,000	2,998,139
	a,b,c	0.29%		06/23/15	117,000,000	116,921,773

Lexington Parker Capital Co, LLC	a,b,c	0.24%		07/01/15	1,000,000	999,393

 1

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Old Line Funding, LLC	a,b,c	0.30%		09/23/15	8,000,000	7,988,333
	a,b,c	0.30%		09/24/15	50,000,000	49,926,667

Ridgefield Funding Co, LLC	a,b,c	0.30%		05/11/15	5,000,000	4,998,333
	a,b,c	0.35%		06/02/15	51,000,000	50,969,258
	a,b,c	0.40%		08/21/15	50,000,000	49,921,112

Sheffield Receivables Company, LLC	a,b,c	0.30%		04/30/15	12,000,000	11,997,100
	a,b,c	0.30%		05/01/15	18,000,000	17,995,500
	a,b,c	0.30%		05/04/15	124,000,000	123,965,900

Thunder Bay Funding, LLC	a,b,c	0.22%		04/15/15	5,000,000	4,999,572
	a,b,c	0.25%		06/08/15	14,000,000	13,993,389

						1,136,521,088

Financial Company Commercial Paper 8.4%
Barclays US Funding, LLC	a	0.30%		04/01/15	2,000,000	2,000,000

BPCE SA	c	0.26%		04/01/15	89,000,000	89,000,000

DNB Bank ASA		0.24%		04/08/15	83,000,000	82,996,126
		0.33%		10/01/15	14,000,000	13,976,871

General Electric Capital Corp		0.22%		04/14/15	32,000,000	31,997,458
		0.22%		04/16/15	32,000,000	31,997,067
		0.25%		06/24/15	4,000,000	3,997,667
		0.25%		06/26/15	81,000,000	80,951,625

ING (U.S.) Funding, LLC	a	0.27%		04/01/15	88,000,000	88,000,000
	a	0.30%		06/01/15	72,000,000	71,963,400
	a	0.28%		06/12/15	2,000,000	1,998,880

Lloyds Bank, PLC		0.27%		04/20/15	41,000,000	40,994,157

Macquarie Bank, Ltd		0.26%		05/01/15	42,000,000	41,990,900
		0.27%		06/29/15	66,000,000	65,955,945

Nationwide Building Society		0.22%		04/01/15	39,100,000	39,100,000
		0.25%		04/02/15	92,000,000	91,999,361
		0.30%		05/01/15	8,000,000	7,998,000
		0.35%		06/01/15	2,000,000	1,998,814

Oversea-Chinese Banking Corp, Ltd		0.24%		06/01/15	59,000,000	58,976,007

PNC Bank, NA		0.32%		06/10/15	14,000,000	13,991,289

Skandinaviska Enskilda Banken AB		0.26%		04/01/15	17,000,000	17,000,000

Societe Generale	c	0.27%		06/02/15	126,000,000	125,941,410

State Street Corp		0.30%		06/17/15	39,000,000	38,974,975

Swedbank AB		0.24%		04/17/15	35,000,000	34,996,344
		0.21%		07/16/15	54,000,000	53,966,610
		0.27%		08/04/15	18,000,000	17,983,125

United Overseas Bank, Ltd		0.26%		08/14/15	78,000,000	77,923,950

						1,228,669,981

Other Commercial Paper 1.1%
Toyota Motor Credit Corp		0.23%		05/14/15	42,000,000	41,988,462

2

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.23%		05/18/15	119,000,000	118,964,267

						160,952,729

Certificates of Deposit 28.4%
Abbey National Treasury Services PLC	a	0.08%		04/01/15	75,000,000	75,000,000
	a	0.27%		04/22/15	5,000,000	5,000,000

Bank of Montreal		0.22%		04/09/15	93,000,000	93,000,000
		0.23%		05/11/15	68,000,000	68,000,000

Bank of Nova Scotia		0.30%		08/17/15	145,000,000	145,000,000
		0.34%		11/09/15	30,000,000	30,000,000

Bank of the West		0.24%		04/23/15	43,000,000	43,000,000
		0.25%		05/26/15	29,000,000	29,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.29%		04/06/15	3,000,000	3,000,000
		0.30%		04/06/15	40,000,000	40,000,000
		0.33%		09/02/15	84,000,000	84,000,000
		0.33%		09/03/15	59,000,000	59,000,000
		0.33%		09/04/15	47,000,000	47,000,000

Barclays Bank PLC		0.36%		04/17/15	59,000,000	59,000,000
		0.32%		06/15/15	6,000,000	6,000,000
		0.45%		08/17/15	62,000,000	62,000,000
		0.53%		09/02/15	119,000,000	119,000,000

BNP Paribas		0.30%		06/01/15	31,000,000	31,000,000
		0.30%		06/03/15	62,000,000	62,000,000
		0.25%		06/25/15	41,000,000	41,000,000
		0.36%		08/24/15	96,000,000	96,000,000

Canadian Imperial Bank of Commerce		0.25%		06/17/15	28,000,000	28,000,000
		0.27%		08/25/15	31,000,000	31,000,000

Chase Bank USA, NA		0.35%		10/01/15	50,000,000	50,000,000
		0.35%		10/23/15	33,000,000	33,000,000

Citibank, NA		0.25%		04/01/15	5,000,000	5,000,000
		0.25%		05/04/15	114,000,000	114,000,000
		0.28%		07/01/15	19,000,000	19,000,000

Credit Agricole Corporate and Investment Bank		0.28%		04/01/15	61,000,000	61,000,000
		0.24%		05/01/15	28,000,000	28,000,000
		0.29%		05/01/15	11,000,000	11,000,000

Credit Suisse AG		0.22%		05/01/15	108,000,000	108,000,000
		0.33%		06/10/15	38,000,000	38,000,000
		0.26%		06/18/15	32,000,000	32,000,000
		0.33%		06/18/15	93,000,000	93,000,000
		0.33%		07/09/15	17,000,000	17,000,000

HSBC Bank PLC		0.35%		10/28/15	157,000,000	157,000,000

HSBC Bank USA		0.25%		06/01/15	37,000,000	37,000,000
		0.31%		09/28/15	36,000,000	36,000,000

ING Bank NV		0.30%		04/24/15	72,000,000	72,000,000
		0.30%		05/11/15	2,000,000	2,000,000
		0.30%		05/12/15	30,000,000	30,000,000
		0.30%		05/18/15	3,000,000	3,000,000
		0.30%		05/21/15	6,000,000	6,000,000
		0.33%		07/30/15	17,000,000	17,000,000

 3

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Lloyds Bank PLC		0.30%		06/25/15	61,000,000	61,000,000
		0.30%		06/26/15	31,000,000	31,000,000

Mitsubishi UFJ Trust & Banking Corp		0.25%		04/09/15	9,000,000	9,000,000
		0.25%		04/21/15	14,000,000	14,000,000
		0.25%		05/06/15	15,000,000	15,000,000
		0.28%		06/29/15	29,000,000	29,000,000
		0.30%		07/01/15	108,000,000	108,000,000
		0.31%		07/01/15	40,000,000	40,000,000
		0.31%		07/06/15	9,000,000	9,000,000
		0.31%		07/27/15	7,000,000	7,000,000
		0.32%		08/04/15	13,000,000	13,000,000
		0.31%		08/06/15	12,000,000	12,000,000
		0.33%		08/24/15	1,000,000	1,000,000

Mizuho Bank, Ltd		0.26%		04/02/15	2,000,000	2,000,008
		0.25%		04/28/15	8,000,000	8,000,000
		0.25%		05/07/15	44,000,000	44,000,000
		0.25%		05/21/15	57,000,000	57,000,000
		0.25%		05/26/15	86,000,000	86,000,000
		0.26%		06/09/15	47,000,000	47,000,000
		0.26%		06/10/15	91,000,000	91,000,000
		0.26%		06/16/15	22,000,000	22,000,000
		0.30%		06/24/15	5,000,000	5,000,000

National Australia Bank, Ltd		0.27%		09/01/15	12,000,000	12,000,000
		0.27%		09/02/15	87,000,000	87,000,000

National Bank of Canada		0.33%		08/18/15	45,000,000	45,000,000

Natixis SA		0.30%		05/01/15	15,000,000	15,000,000
		0.31%		05/01/15	115,000,000	115,000,000

Rabobank Nederland		0.25%		06/11/15	46,000,000	46,000,000
		0.28%		07/01/15	37,000,000	37,000,000

Sumitomo Mitsui Banking Corp		0.25%		04/01/15	4,000,000	4,000,000
		0.25%		04/14/15	43,000,000	43,000,000
		0.25%		04/15/15	19,000,000	19,000,000
		0.25%		05/14/15	10,000,000	10,000,000
		0.26%		06/08/15	6,000,000	6,000,000
		0.30%		06/09/15	28,000,000	28,000,000
		0.25%		06/15/15	22,000,000	21,999,999
		0.31%		07/01/15	25,000,000	25,000,000
		0.31%		07/07/15	13,000,000	13,000,000
		0.34%		09/25/15	1,000,000	1,000,000
		0.34%		09/28/15	1,000,000	1,000,000
		0.37%		10/27/15	34,000,000	34,000,000
		0.40%		11/06/15	75,000,000	75,000,000
		0.40%		11/10/15	35,000,000	35,000,000
		0.40%		11/12/15	7,000,000	7,000,000

Sumitomo Mitsui Trust Bank, Ltd		0.25%		04/23/15	79,000,000	79,000,000
		0.25%		05/01/15	44,000,000	44,000,000
		0.25%		05/13/15	23,000,000	23,000,000
		0.25%		05/22/15	144,000,000	144,000,000

Swedbank AB		0.26%		06/01/15	7,000,000	7,000,000

Toronto-Dominion Bank		0.06%		04/02/15	94,000,000	94,000,000
		0.08%		04/06/15	90,000,000	90,000,000
		0.38%		11/02/15	33,000,000	33,000,000

4

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

UBS AG		0.25%		04/02/15	50,000,000	50,000,000

						4,180,000,007

Government Agency Debt 0.9%
Federal Home Loan Bank		0.06%		04/29/15	90,000,000	89,995,800
		0.08%		05/08/15	42,000,000	41,996,654

						131,992,454

Other Instruments 9.8%
Australia & New Zealand Banking Group, Ltd		0.12%		04/02/15	300,000,000	300,000,000

Bank of Montreal		0.05%		04/02/15	71,000,000	71,000,000

DNB Bank ASA		0.07%		04/02/15	195,000,000	195,000,000

DZ Bank AG Deutsche Zentral-Genossenschaftsbank		0.07%		04/07/15	145,000,000	145,000,000

National Australia Bank, Ltd		0.06%		04/01/15	190,000,000	190,000,000

National Bank of Canada		0.07%		04/06/15	100,000,000	100,000,000

Skandinaviska Enskilda Banken AB		0.10%		04/02/15	126,000,000	126,000,000

Svenska Handelsbanken AB		0.06%		04/02/15	220,000,000	220,000,000

Swedbank AB		0.07%		04/06/15	93,000,000	93,000,000

						1,440,000,000

Other Notes 2.7%
Bank of America, NA		0.25%		04/17/15	129,000,000	129,000,000
		0.25%		04/22/15	15,000,000	15,000,000
		0.25%		06/04/15	9,000,000	9,000,000
		0.25%		06/15/15	25,000,000	25,000,000
		0.28%		06/18/15	17,000,000	17,000,000
		0.28%		07/07/15	23,000,000	23,000,000
		0.30%		07/20/15	74,000,000	74,000,000
		0.30%		08/07/15	45,000,000	45,000,000
		0.32%		09/01/15	55,000,000	55,000,000

						392,000,000

Total Fixed-Rate Obligations
(Cost $8,670,136,259)						8,670,136,259

Variable-Rate Obligations 20.5% of net assets

Financial Company Commercial Paper 3.2%
Australia & New Zealand Banking Group, Ltd		0.27%	04/10/15	11/10/15	45,000,000	45,000,000

Commonwealth Bank of Australia	c	0.27%	04/29/15	10/29/15	46,000,000	45,997,589
	c	0.28%	04/20/15	11/19/15	112,000,000	111,996,350

HSBC Bank PLC	c	0.31%	05/05/15	01/04/16	134,000,000	134,000,000

Westpac Banking Corp	c	0.26%	04/13/15	06/12/15	46,000,000	46,000,000
	c	0.26%	04/27/15	07/27/15	90,000,000	90,000,000

						472,993,939

Certificates of Deposit 12.0%
Bank of Nova Scotia		0.24%	04/27/15	05/26/15	119,000,000	119,000,000

 5

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.28%	04/08/15	12/08/15	97,000,000	97,000,000
		0.28%	04/13/15	12/11/15	19,000,000	19,000,000

Commonwealth Bank of Australia		0.26%	04/20/15	06/19/15	18,000,000	18,000,000
		0.27%	04/09/15	10/09/15	104,000,000	104,000,000

JPMorgan Chase Bank, NA		0.31%	04/23/15	10/23/15	54,000,000	54,000,000

Rabobank Nederland		0.25%		04/20/15	145,000,000	145,000,000
		0.25%	04/07/15	05/07/15	118,000,000	118,000,000

Royal Bank of Canada		0.26%	04/07/15	09/04/15	39,000,000	39,000,000
		0.29%	04/10/15	12/10/15	39,000,000	39,000,000
		0.29%	04/07/15	01/06/16	194,000,000	194,000,000

Toronto-Dominion Bank		0.25%	04/17/15	06/17/15	50,000,000	50,000,000
		0.24%	04/21/15	07/21/15	92,000,000	92,000,000
		0.29%	04/20/15	03/21/16	54,000,000	54,000,000

Wells Fargo Bank, NA		0.25%		04/07/15	107,000,000	107,000,000
		0.24%	04/02/15	05/01/15	38,000,000	38,000,000
		0.28%	04/20/15	11/18/15	23,000,000	23,000,000
		0.27%	04/21/15	11/23/15	23,000,000	23,000,000
		0.27%	04/27/15	11/25/15	35,000,000	35,000,000
		0.31%	04/08/15	02/08/16	38,000,000	38,000,000
		0.31%	04/09/15	02/09/16	18,000,000	18,000,000
		0.30%	04/14/15	02/12/16	60,000,000	60,000,000
		0.31%	04/27/15	02/26/16	50,000,000	50,000,000

Westpac Banking Corp		0.25%	04/07/15	05/05/15	50,000,000	50,000,000
		0.26%	04/13/15	05/11/15	20,000,000	20,000,000
		0.27%	04/20/15	08/19/15	40,000,000	40,000,000
		0.26%	04/27/15	08/25/15	8,000,000	8,000,000
		0.27%	04/23/15	10/23/15	15,000,000	15,000,000
		0.31%	04/08/15	02/08/16	14,000,000	14,000,000
		0.31%	04/13/15	02/12/16	79,000,000	79,000,000

						1,760,000,000

Treasury Debt 1.5%
United States Treasury Department		0.08%	04/01/15	01/31/16	103,000,000	102,989,471
		0.11%	04/01/15	07/31/16	63,000,000	63,000,000
		0.12%	04/01/15	01/31/17	48,000,000	47,999,814

						213,989,285

Variable Rate Demand Notes 0.1%
ABAG Finance Auth
Taxable RB (Public Policy Institute of California) Series 2001	a	0.18%		04/07/15	17,550,000	17,550,000

GFRE Holdings, LLC
Taxable Notes Series 2009A	a	0.17%		04/07/15	1,575,000	1,575,000

						19,125,000

Other Notes 3.7%
Bank of America, NA		0.38%	05/05/15	04/04/16	40,000,000	40,000,000

JPMorgan Chase Bank, NA		0.42%	06/08/15	11/06/15	114,000,000	114,041,610
		0.38%	04/22/15	04/22/16	25,000,000	25,000,000

Royal Bank of Canada		0.35%	04/01/15	03/31/16	50,000,000	50,000,000
		0.38%	04/07/15	04/01/16	100,000,000	100,000,000
	c	0.34%	04/07/15	04/06/16	75,000,000	75,000,000

6

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Wells Fargo Bank, NA		0.36%	06/15/15	04/14/16	135,000,000	135,000,000

Whistlejacket Capital, LLC	d,†	n/a	n/a	n/a	2,325,400	2,325,400

						541,367,010

Total Variable-Rate Obligations
(Cost $3,007,475,234)						3,007,475,234

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 20.5% of net assets

Government Agency Repurchase Agreements* 1.9%
BNP Paribas Securities Corp
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by U.S. Government Agency Securities valued at $90,659,934, 0.50% - 5.74%, due 01/25/18 - 01/15/56)		0.13%		04/01/15	88,000,318	88,000,000

Deutsche Bank Securities, Inc
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by U.S. Government Agency Securities valued at $48,410,361, 0.00% - 5.25%, due 12/11/25 - 09/15/39)		0.25%		04/01/15	47,000,326	47,000,000

JP Morgan Securities, LLC
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by U.S. Government Agency Securities valued at $103,000,344, 3.50%, due 04/01/32 - 09/01/42)		0.14%		04/01/15	100,000,389	100,000,000

Mizuho Securities USA, Inc
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by U.S. Government Agency Securities valued at $36,050,000, 2.37% - 7.28%, due 02/25/30 - 11/20/37)		0.25%		04/01/15	35,000,243	35,000,000

Morgan Stanley & Co. LLC
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by U.S. Government Agency Securities valued at $3,060,000, 4.00% - 9.50%, due 12/01/17 - 01/01/45)		0.12%		04/01/15	3,000,010	3,000,000

						273,000,000

Treasury Repurchase Agreements 14.3%
Barclays Capital, Inc
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by U.S. Treasury Securities valued at $1,563,029, 0.00% - 7.25%, due 06/25/15 - 02/15/29)		0.10%		04/01/15	1,532,317	1,532,313

BNP Paribas Securities Corp
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by U.S. Treasury Securities valued at $107,100,111, 2.38% - 3.38%, due 01/31/18 - 05/15/44)		0.11%		04/01/15	105,000,321	105,000,000

Federal Reserve Bank of New York
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by U.S. Treasury Securities valued at $1,198,001,765, 4.38%, due 05/15/41)		0.05%		04/01/15	1,198,001,664	1,198,000,000
Issued 03/30/15, repurchase date 04/06/15 (Collateralized by U.S. Treasury Securities valued at $696,003,945, 2.00% - 3.63%, due 02/15/21 - 11/15/21)		0.10%		04/06/15	696,013,533	696,000,000

 7

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

JP Morgan Securities, LLC
Issued 03/19/15, repurchase date 04/20/15 (Collateralized by U.S. Treasury Securities valued at $97,922,299, 2.25% - 2.38%, due 12/31/20 - 04/30/21)		0.07%		04/07/15	96,003,547	96,000,000

						2,096,532,313

Other Repurchase Agreements** 4.3%
BNP Paribas Securities Corp
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $36,800,000, 0.36% - 2.64%, due 08/25/35 - 11/19/36)		0.31%		04/01/15	32,000,276	32,000,000

Credit Suisse Securities (USA), LLC
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $89,700,150, 0.67% - 6.25%, due 05/25/20 - 08/12/48)		0.30%		04/01/15	78,000,650	78,000,000
Issued 02/03/15, repurchase date 05/19/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $14,953,689, 3.79% - 6.12%, due 11/15/44 - 11/25/44)	d	0.66%		05/19/15	13,025,025	13,000,000
Issued 02/09/15, repurchase date 05/22/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $63,253,567, 5.54% - 5.90%, due 09/15/39)	d	0.66%		05/22/15	55,102,850	55,000,000
Issued 02/10/15, repurchase date 05/26/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $48,303,276, 0.72% - 6.12%, due 11/25/34 - 02/15/41)	d	0.66%		05/26/15	42,080,850	42,000,000
Issued 03/25/15, repurchase date 05/27/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $34,500,743, 0.72% - 5.99%, due 09/25/35 - 10/15/48)	d	0.70%		05/27/15	30,036,750	30,000,000
Issued 02/25/15, repurchase date 06/10/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $6,902,306, 2.49% - 3.60%, due 06/25/34 - 09/25/43)	d	0.66%		06/10/15	6,011,550	6,000,000

JP Morgan Securities, LLC
Issued 03/05/15, repurchase date 09/01/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $135,761,744, 2.00% - 7.97%, due 03/01/17 - 12/25/65)	d	0.63%		06/29/15	118,239,540	118,000,000
Issued 03/19/15, repurchase date 09/15/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $124,226,082, 0.90% - 7.50%, due 02/12/16 - 12/25/65)	d	0.63%		06/29/15	108,192,780	108,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 02/05/15, repurchase date 05/06/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $181,700,000, 0.85% - 7.25%, due 09/25/37 - 09/25/57)	d	0.55%		05/05/15	158,214,836	158,000,000

						640,000,000

Total Repurchase Agreements
(Cost $3,009,532,313)						3,009,532,313

End of Investments.

8

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

At 03/31/15, the tax basis cost of the fund’s investments was $14,687,143,806.

a	Credit-enhanced or liquidity-enhanced.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,825,490,995 or 12.4% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $532,325,400 or 3.6% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
ETF —	Exchange Traded Fund
RB —	Revenue bond

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money

 9

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2015, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2015.

REG47697MAR15

10

The Charles Schwab Family of Funds
Schwab Cash Reserves™

Portfolio Holdings as of March 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

57.5%	Fixed-Rate Obligations	22,605,052,875	22,605,052,875
20.5%	Variable-Rate Obligations	8,051,212,666	8,051,212,666
22.0%	Repurchase Agreements	8,674,675,310	8,674,675,310

100.0%	Total Investments	39,330,940,851	39,330,940,851
0.0%	Other Assets and Liabilities, Net		8,208,108

100.0%	Net Assets		39,339,148,959

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 57.5% of net assets

Asset Backed Commercial Paper 6.2%
Bennington Stark Capital Co, LLC	a,b,c	0.30%		07/01/15	75,000,000	74,943,125

CAFCO, LLC	a,b,c	0.25%		05/04/15	16,000,000	15,996,333
	a,b,c	0.25%		06/04/15	4,000,000	3,998,222
	a,b,c	0.28%		06/29/15	30,000,000	29,979,233
	a,b,c	0.28%		08/03/15	55,000,000	54,946,955

Cancara Asset Securitisation, LLC	a,b,c	0.27%		04/20/15	43,000,000	42,993,873

Chariot Funding, LLC	a,b,c	0.29%		07/01/15	39,000,000	38,971,411

Charta, LLC	a,b,c	0.25%		05/11/15	10,000,000	9,997,222
	a,b,c	0.25%		05/22/15	34,000,000	33,987,958
	a,b,c	0.28%		06/25/15	78,000,000	77,948,433
	a,b,c	0.28%		06/29/15	35,000,000	34,975,772

Ciesco, LLC	a,b,c	0.25%		05/04/15	45,000,000	44,989,688
	a,b,c	0.28%		06/25/15	55,000,000	54,963,639
	a,b,c	0.28%		08/03/15	27,000,000	26,973,960

Collateralized Commercial Paper Co, LLC	a,b	0.30%		06/02/15	40,000,000	39,979,334
	a,b	0.38%		06/08/15	17,000,000	16,987,798
	a,b	0.33%		07/06/15	15,000,000	14,986,800

Collateralized Commercial Paper II Co, LLC	b,c	0.40%		06/10/15	192,000,000	191,850,667
	b,c	0.33%		07/06/15	13,000,000	12,988,560

CRC Funding, LLC	a,b,c	0.25%		05/04/15	90,000,000	89,979,375
	a,b,c	0.28%		08/03/15	45,000,000	44,956,600

Crown Point Capital Co, LLC	a,b,c	0.26%		04/07/15	80,000,000	79,996,533
	a,b,c	0.30%		06/03/15	143,000,000	142,924,925
	a,b,c	0.30%		06/04/15	51,000,000	50,972,800

 1

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Jupiter Securitization Corp	a,b,c	0.25%		06/09/15	47,000,000	46,977,479
	a,b,c	0.29%		07/01/15	82,000,000	81,939,890

Lexington Parker Capital Co, LLC	a,b,c	0.26%		04/13/15	80,000,000	79,993,067
	a,b,c	0.30%		06/09/15	182,000,000	181,895,350
	a,b,c	0.24%		07/01/15	12,000,000	11,992,720

Old Line Funding, LLC	a,b,c	0.22%		04/17/15	10,000,000	9,999,022
	a,b,c	0.25%		06/02/15	46,000,000	45,980,194
	a,b,c	0.25%		06/04/15	44,000,000	43,980,444

Ridgefield Funding Co, LLC	a,b,c	0.31%		04/08/15	142,000,000	141,991,441
	a,b,c	0.30%		05/11/15	3,000,000	2,999,000
	a,b,c	0.35%		06/02/15	2,000,000	1,998,794
	a,b,c	0.35%		06/18/15	28,000,000	27,978,767
	a,b,c	0.40%		09/02/15	79,000,000	78,864,822

Sheffield Receivables Company, LLC	a,b,c	0.26%		04/07/15	67,000,000	66,997,097
	a,b,c	0.27%		04/17/15	20,000,000	19,997,600
	a,b,c	0.26%		04/23/15	52,000,000	51,991,738
	a,b,c	0.25%		04/27/15	67,000,000	66,987,903
	a,b,c	0.30%		05/01/15	200,000,000	199,950,000
	a,b,c	0.30%		05/04/15	26,000,000	25,992,850

Thunder Bay Funding, LLC	a,b,c	0.22%		04/15/15	11,000,000	10,999,059

						2,430,796,453

Financial Company Commercial Paper 7.3%
Barclays US Funding, LLC	a	0.30%		04/01/15	13,000,000	13,000,000

BPCE SA	c	0.26%		04/01/15	202,000,000	202,000,000

DNB Bank ASA		0.33%		10/01/15	375,000,000	374,380,469

General Electric Capital Corp		0.22%		04/10/15	200,000,000	199,989,000
		0.22%		04/14/15	80,000,000	79,993,645
		0.22%		04/16/15	165,000,000	164,984,875
		0.22%		05/28/15	23,000,000	22,991,988
		0.25%		06/24/15	98,000,000	97,942,833
		0.25%		07/08/15	50,000,000	49,965,972

ING (U.S.) Funding, LLC	a	0.30%		06/01/15	33,000,000	32,983,225

Lloyds Bank PLC		0.27%		04/20/15	137,000,000	136,980,478

Macquarie Bank, Ltd		0.26%		05/01/15	10,000,000	9,997,833
		0.27%		06/25/15	146,000,000	145,906,925
		0.27%		06/29/15	137,000,000	136,908,553

Nationwide Building Society		0.25%		04/02/15	73,000,000	72,999,493
		0.32%		05/22/15	87,000,000	86,960,560
		0.35%		06/01/15	20,000,000	19,988,139
		0.34%		06/10/15	39,000,000	38,974,217
		0.40%		06/26/15	160,000,000	159,847,111

Oversea-Chinese Banking Corp, Ltd		0.23%		04/20/15	125,000,000	124,985,156

Skandinaviska Enskilda Banken AB		0.26%		04/16/15	28,000,000	27,997,025

Societe Generale	c	0.27%		06/01/15	192,000,000	191,912,160
	c	0.27%		06/02/15	33,000,000	32,984,655

State Street Corp		0.30%		06/17/15	186,000,000	185,880,650

2

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Swedbank AB		0.24%		04/17/15	65,000,000	64,993,211

United Overseas Bank, Ltd		0.26%		08/13/15	100,000,000	99,903,222
		0.26%		08/14/15	81,000,000	80,921,025

						2,856,372,420

Other Commercial Paper 1.1%
Toyota Motor Credit Corp		0.22%		05/04/15	230,000,000	229,953,617
		0.23%		05/13/15	202,000,000	201,945,796

						431,899,413

Certificates of Deposit 31.8%
Abbey National Treasury Services PLC	a	0.08%		04/01/15	130,000,000	130,000,000
	a	0.27%		04/22/15	13,000,000	13,000,000

Bank of Montreal		0.23%		05/11/15	135,000,000	135,000,000
		0.26%		07/15/15	269,000,000	269,000,000

Bank of Nova Scotia		0.34%		11/09/15	72,000,000	72,000,000

Bank of the West		0.25%		05/26/15	112,000,000	112,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.30%		04/06/15	110,000,000	110,000,000
		0.25%		04/20/15	100,000,000	100,000,000
		0.25%		06/05/15	107,000,000	107,000,000
		0.25%		06/10/15	119,000,000	119,000,000
		0.33%		08/26/15	7,000,000	7,000,000
		0.33%		09/02/15	52,000,000	52,000,000
		0.33%		09/03/15	75,000,000	75,000,000
		0.33%		09/04/15	20,000,000	20,000,000

Barclays Bank PLC		0.36%		04/17/15	4,000,000	4,000,000
		0.32%		06/15/15	39,000,000	39,000,000
		0.45%		08/17/15	262,000,000	262,000,000
		0.53%		08/26/15	166,000,000	166,000,000
		0.53%		09/02/15	62,000,000	62,000,000

BNP Paribas		0.30%		06/01/15	246,000,000	246,000,000
		0.31%		06/01/15	1,000,000	1,000,000
		0.30%		06/03/15	30,000,000	30,000,000
		0.31%		06/11/15	79,000,000	79,000,000
		0.36%		08/24/15	285,000,000	285,000,000

Canadian Imperial Bank of Commerce		0.06%		04/07/15	341,000,000	341,000,000
		0.25%		06/17/15	39,000,000	39,000,000
		0.27%		08/25/15	199,000,000	199,000,000

Chase Bank USA, NA		0.35%		10/23/15	542,000,000	542,000,000

Citibank, NA		0.25%		04/01/15	187,000,000	187,000,000
		0.25%		04/15/15	34,000,000	34,000,000
		0.25%		05/04/15	157,000,000	157,000,000
		0.25%		05/15/15	85,000,000	85,000,000
		0.28%		07/01/15	138,000,000	138,000,000

Credit Agricole Corporate and Investment Bank		0.28%		04/01/15	9,000,000	9,000,000
		0.29%		05/01/15	145,000,000	145,000,000

Credit Suisse AG		0.33%		06/10/15	8,000,000	8,000,000
		0.26%		06/18/15	114,000,000	114,000,000
		0.35%		08/20/15	162,000,000	162,000,000

 3

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

DNB Bank ASA		0.28%		07/13/15	208,000,000	208,000,000

DZ Bank AG Deutsche Zentral-Genossenschaftsbank		0.07%		04/01/15	100,000,000	100,000,000

HSBC Bank PLC		0.35%		10/28/15	134,000,000	134,000,000

HSBC Bank USA		0.24%		04/22/15	137,000,000	137,000,000
		0.25%		06/03/15	55,000,000	54,999,519
		0.31%		09/28/15	4,000,000	4,000,000

ING Bank NV		0.29%		04/01/15	129,000,000	129,000,000
		0.30%		05/11/15	15,000,000	15,000,000
		0.30%		05/12/15	205,000,000	205,000,000
		0.30%		05/21/15	100,000,000	100,000,000
		0.33%		07/30/15	100,000,000	100,000,000
		0.35%		08/06/15	183,000,000	183,000,000

Lloyds Bank PLC		0.30%		06/25/15	82,000,000	82,000,000
		0.30%		06/26/15	387,000,000	387,000,000

Mitsubishi UFJ Trust & Banking Corp		0.26%		04/02/15	36,000,000	36,000,000
		0.25%		04/09/15	78,000,000	78,000,000
		0.25%		05/06/15	95,000,000	95,000,000
		0.26%		06/02/15	9,000,000	9,000,000
		0.26%		06/05/15	79,000,000	79,000,000
		0.28%		06/29/15	97,000,000	97,000,000
		0.30%		07/01/15	13,000,000	13,000,000
		0.31%		07/01/15	117,000,000	117,000,000
		0.31%		07/06/15	14,000,000	14,000,000
		0.31%		07/13/15	19,000,000	19,000,000
		0.31%		07/15/15	34,000,000	34,000,000
		0.31%		07/20/15	18,000,000	18,000,000
		0.31%		07/27/15	39,000,000	39,000,000
		0.31%		08/05/15	14,000,000	14,000,000
		0.31%		08/06/15	88,000,000	88,000,000
		0.31%		08/10/15	45,000,000	45,000,000
		0.33%		08/24/15	38,000,000	38,000,000

Mizuho Bank, Ltd		0.26%		04/02/15	18,000,000	18,000,070
		0.25%		04/28/15	120,000,000	120,000,000
		0.25%		05/07/15	317,000,000	317,000,000
		0.25%		05/21/15	70,000,000	70,000,000
		0.25%		05/26/15	48,000,000	48,000,000
		0.25%		06/02/15	2,000,000	2,000,000
		0.26%		06/09/15	56,000,000	56,000,000
		0.26%		06/16/15	70,000,000	70,000,000
		0.27%		06/18/15	118,000,000	118,000,000
		0.30%		07/29/15	9,000,000	9,000,000

National Australia Bank, Ltd		0.27%		09/01/15	210,000,000	210,000,000
		0.27%		09/02/15	182,000,000	182,000,000

National Bank of Canada		0.33%		08/18/15	42,000,000	42,000,000

Natixis SA		0.30%		05/01/15	91,000,000	91,000,000
		0.31%		05/01/15	275,000,000	275,000,000
		0.29%		06/03/15	21,000,000	21,000,000

Oversea-Chinese Banking Corp, Ltd		0.22%		05/05/15	12,000,000	11,999,887
		0.23%		05/19/15	12,000,000	12,000,000

Rabobank Nederland		0.25%		06/11/15	597,000,000	597,000,000
		0.28%		07/01/15	325,000,000	325,000,000

4

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Skandinaviska Enskilda Banken AB		0.25%		04/10/15	21,000,000	21,000,000

Sumitomo Mitsui Banking Corp		0.25%		04/01/15	7,000,000	7,000,000
		0.25%		04/14/15	18,000,000	18,000,000
		0.25%		04/15/15	8,000,000	8,000,000
		0.25%		05/14/15	105,000,000	105,000,000
		0.26%		06/08/15	84,000,000	84,000,000
		0.25%		06/09/15	46,000,000	46,000,000
		0.30%		06/09/15	153,000,000	153,000,000
		0.25%		06/15/15	125,000,000	124,999,998
		0.31%		07/01/15	32,000,000	32,000,000
		0.31%		07/09/15	61,000,000	61,000,000
		0.34%		09/25/15	180,000,000	180,000,000
		0.34%		09/28/15	2,000,000	2,000,000
		0.37%		10/27/15	73,000,000	73,000,000
		0.37%		10/28/15	100,000,000	100,000,000
		0.40%		11/06/15	75,000,000	75,000,000
		0.40%		11/10/15	7,000,000	7,000,000
		0.40%		11/12/15	55,000,000	55,000,000

Sumitomo Mitsui Trust Bank, Ltd		0.25%		04/23/15	47,000,000	47,000,000
		0.25%		05/01/15	26,000,000	26,000,000
		0.25%		05/13/15	135,000,000	135,000,000
		0.25%		05/22/15	79,000,000	79,000,000
		0.25%		05/27/15	168,000,000	168,000,000
		0.26%		06/24/15	82,000,000	82,000,000
		0.25%		07/13/15	11,000,000	11,000,000

Swedbank AB		0.26%		06/01/15	30,000,000	30,000,000

Toronto-Dominion Bank		0.06%		04/02/15	92,000,000	92,000,000
		0.08%		04/06/15	300,000,000	300,000,000
		0.29%		06/16/15	272,000,000	272,000,000

UBS AG		0.25%		04/02/15	5,000,000	5,000,000
		0.25%		04/07/15	180,000,000	180,000,000

						12,500,999,474

Government Agency Debt 0.6%
Federal Home Loan Bank		0.06%		04/17/15	85,000,000	84,997,733
		0.07%		04/20/15	20,000,000	19,999,314
		0.09%		05/06/15	48,000,000	47,996,033
		0.08%		05/08/15	100,000,000	99,992,035

						252,985,115

Other Instruments 7.9%
ABN AMRO Bank N.V.		0.11%		04/07/15	60,000,000	60,000,000

Australia & New Zealand Banking Group, Ltd		0.12%		04/02/15	346,000,000	346,000,000

Bank of Montreal		0.05%		04/02/15	210,000,000	210,000,000

DNB Bank ASA		0.07%		04/02/15	202,000,000	202,000,000

DZ Bank AG Deutsche Zentral-Genossenschaftsbank		0.07%		04/07/15	292,000,000	292,000,000

National Australia Bank, Ltd		0.06%		04/01/15	384,000,000	384,000,000

National Bank of Canada		0.07%		04/06/15	95,000,000	95,000,000

Skandinaviska Enskilda Banken AB		0.07%		04/01/15	30,000,000	30,000,000
		0.10%		04/02/15	462,000,000	462,000,000

 5

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Svenska Handelsbanken AB		0.06%		04/02/15	785,000,000	785,000,000

Swedbank AB		0.07%		04/06/15	232,000,000	232,000,000

						3,098,000,000

Other Notes 2.6%
Bank of America, NA		0.25%		04/17/15	54,000,000	54,000,000
		0.25%		04/22/15	50,000,000	50,000,000
		0.24%		05/01/15	75,000,000	75,000,000
		0.25%		06/04/15	69,000,000	69,000,000
		0.25%		06/15/15	66,000,000	66,000,000
		0.28%		06/18/15	310,000,000	310,000,000
		0.28%		07/07/15	39,000,000	39,000,000
		0.28%		07/09/15	71,000,000	71,000,000
		0.30%		07/20/15	120,000,000	120,000,000
		0.30%		08/07/15	89,000,000	89,000,000
		0.30%		08/18/15	22,000,000	22,000,000
		0.32%		09/01/15	69,000,000	69,000,000

						1,034,000,000

Total Fixed-Rate Obligations
(Cost $22,605,052,875)						22,605,052,875

Variable-Rate Obligations 20.5% of net assets

Financial Company Commercial Paper 2.1%
Australia & New Zealand Banking Group, Ltd		0.27%	04/10/15	11/10/15	187,000,000	187,000,000

Commonwealth Bank of Australia	c	0.26%	04/08/15	07/02/15	111,500,000	111,500,000
	c	0.27%	04/29/15	10/29/15	17,000,000	16,999,109

HSBC Bank PLC	c	0.31%	05/05/15	01/04/16	307,000,000	307,000,000

Westpac Banking Corp	c	0.26%	04/13/15	06/12/15	84,000,000	84,000,000
	c	0.26%	04/27/15	07/27/15	110,000,000	110,000,000

						816,499,109

Certificates of Deposit 12.5%
Bank of Nova Scotia		0.25%	04/09/15	06/09/15	171,000,000	171,000,000
		0.23%	04/29/15	07/29/15	292,000,000	292,000,000
		0.28%	04/08/15	12/08/15	100,000,000	100,000,000
		0.28%	04/21/15	12/21/15	166,000,000	166,000,000

Commonwealth Bank of Australia		0.26%	04/20/15	06/19/15	100,000,000	100,000,000
		0.27%	04/09/15	10/09/15	36,000,000	36,000,000

JPMorgan Chase Bank, NA		0.31%	04/22/15	10/22/15	100,000,000	100,000,000
		0.31%	04/23/15	10/23/15	170,000,000	170,000,000
		0.32%	04/08/15	12/08/15	273,000,000	273,000,000

Rabobank Nederland		0.25%	04/07/15	05/07/15	114,000,000	114,000,000

Royal Bank of Canada		0.29%	04/10/15	12/10/15	120,000,000	120,000,000
		0.29%	04/07/15	01/06/16	236,000,000	236,000,000
		0.28%	04/27/15	02/25/16	75,000,000	75,000,000

State Street Bank & Trust Co, NA		0.25%		04/13/15	247,000,000	247,000,000

Toronto-Dominion Bank		0.24%	04/16/15	06/16/15	26,000,000	26,000,000
		0.25%	04/17/15	06/17/15	230,000,000	230,000,000
		0.24%	04/21/15	07/21/15	160,000,000	160,000,000

6

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.26%	04/14/15	10/14/15	60,000,000	60,000,000
		0.27%	04/17/15	10/19/15	115,000,000	115,000,000
		0.29%	04/20/15	03/21/16	193,000,000	193,000,000

Wells Fargo Bank, NA		0.25%		04/07/15	27,000,000	27,000,000
		0.24%	04/02/15	05/01/15	22,000,000	22,000,000
		0.26%	04/20/15	05/20/15	226,000,000	226,000,000
		0.27%	04/27/15	08/27/15	74,000,000	74,000,000
		0.28%	04/20/15	11/18/15	135,000,000	135,000,000
		0.27%	04/21/15	11/23/15	224,000,000	224,000,000
		0.27%	04/27/15	11/25/15	173,000,000	173,000,000
		0.31%	04/08/15	02/08/16	54,000,000	54,000,000
		0.31%	04/09/15	02/09/16	82,000,000	82,000,000
		0.31%	04/27/15	02/26/16	150,000,000	150,000,000

Westpac Banking Corp		0.26%	04/13/15	05/11/15	71,000,000	71,000,000
		0.27%	04/20/15	08/19/15	100,000,000	100,000,000
		0.26%	04/27/15	08/25/15	226,000,000	226,000,000
		0.27%	04/23/15	10/23/15	85,000,000	85,000,000
		0.31%	04/08/15	02/08/16	174,000,000	174,000,000
		0.31%	04/13/15	02/12/16	110,000,000	110,000,000

						4,917,000,000

Treasury Debt 1.6%
United States Treasury Department		0.08%	04/01/15	01/31/16	264,000,000	263,973,857
		0.11%	04/01/15	07/31/16	170,000,000	170,000,000
		0.12%	04/01/15	01/31/17	200,000,000	199,998,322

						633,972,179

Variable Rate Demand Notes 0.1%
3925 Seaport Associates
Variable Rate Demand Bonds Series 2013	a	0.17%		04/07/15	6,260,000	6,260,000

GFRE Holdings, LLC
Taxable Notes Series 2009A	a	0.17%		04/07/15	4,055,000	4,055,000

New York State HFA
Housing RB (2180 Broadway) Series 2011B	a	0.08%		04/07/15	5,450,000	5,450,000

Smithsonian Institution
Taxable Bonds Series 2013B	a	0.18%		04/07/15	27,500,000	27,500,000

Tenderfoot Seasonal Housing, LLC
Taxable Housing Facilities Revenue Notes Series 2000B	a	0.21%		04/07/15	3,000,000	3,000,000

						46,265,000

Other Notes 4.2%
Bank of America, NA		0.38%	05/05/15	04/04/16	100,000,000	100,000,000

Canadian Imperial Bank of Commerce		0.30%	04/10/15	12/04/15	312,000,000	312,000,000

JP Morgan Chase & Co		0.71%		04/23/15	50,000,000	50,010,568

JPMorgan Chase Bank, NA		0.42%	06/08/15	11/06/15	50,000,000	50,018,250
		0.41%	04/20/15	04/18/16	110,000,000	110,000,000
		0.38%	04/22/15	04/22/16	95,000,000	95,000,000

Royal Bank of Canada		0.35%	04/01/15	03/31/16	125,000,000	125,000,000
		0.38%	04/07/15	04/01/16	243,000,000	243,000,000
	c	0.34%	04/07/15	04/06/16	75,000,000	75,000,000

 7

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Wells Fargo Bank, NA		0.36%	06/15/15	04/14/16	100,000,000	100,000,000
		0.40%	06/22/15	04/21/16	275,000,000	275,000,000

Westpac Banking Corp	c	0.56%	04/28/15	07/28/15	100,000,000	100,000,000

Whistlejacket Capital, LLC	d,†	n/a	n/a	n/a	2,447,560	2,447,560

						1,637,476,378

Total Variable-Rate Obligations
(Cost $8,051,212,666)						8,051,212,666

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 22.0% of net assets

Government Agency Repurchase Agreements* 2.9%
Bank of Nova Scotia
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by U.S. Government Agency Securities valued at $112,270,001, 2.50% - 6.50%, due 07/01/26 - 09/20/61)		0.14%		04/01/15	109,000,424	109,000,000

BNP Paribas Securities Corp
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by U.S. Government Agency Securities valued at $226,600,022, 1.96% - 6.00%, due 12/25/19 - 12/01/44)		0.13%		04/01/15	220,000,794	220,000,000

Deutsche Bank Securities, Inc
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by U.S. Government Agency Securities valued at $136,990,376, 0.00% - 6.25%, due 10/26/17 - 11/02/35)		0.25%		04/01/15	133,000,924	133,000,000

Goldman Sachs & Co
Issued 03/25/15, repurchase date 04/01/15 (Collateralized by U.S. Government Agency Securities valued at $122,400,001, 0.47% - 4.50%, due 10/25/33 - 02/20/45)		0.09%		04/01/15	120,002,100	120,000,000
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by U.S. Government Agency Securities valued at $137,700,014, 0.13% - 3.50%, due 04/15/19 - 02/15/45)		0.15%		04/01/15	135,000,563	135,000,000
Issued 03/26/15, repurchase date 04/02/15 (Collateralized by U.S. Government Agency Securities valued at $34,680,000, 2.61% - 4.50%, due 07/01/42 - 04/01/45)		0.09%		04/02/15	34,000,595	34,000,000
Issued 03/27/15, repurchase date 04/02/15 (Collateralized by U.S. Government Agency Securities valued at $102,000,001, 0.47% - 8.00%, due 08/25/24 - 04/01/45)		0.09%		04/02/15	100,001,500	100,000,000

JP Morgan Securities, LLC
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by U.S. Government Agency Securities valued at $206,000,687, 3.00% - 3.50%, due 12/01/29 - 12/01/42)		0.14%		04/01/15	200,000,778	200,000,000

Mizuho Securities USA, Inc
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by U.S. Government Agency Securities valued at $90,640,000, 0.52% - 6.98%, due 06/25/39 - 06/16/41)		0.25%		04/01/15	88,000,611	88,000,000

						1,139,000,000

8

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Treasury Repurchase Agreements 14.7%
Barclays Capital, Inc
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by U.S. Treasury Securities valued at $2,728,826, 0.38%, due 10/31/16)		0.10%		04/01/15	2,675,317	2,675,310
Issued 03/30/15, repurchase date 04/06/15 (Collateralized by U.S. Treasury Securities valued at $187,680,001, 0.00% - 9.00%, due 06/04/15 - 04/30/19)		0.06%		04/06/15	184,002,147	184,000,000

BNP Paribas Securities Corp
Issued 03/25/15, repurchase date 04/01/15 (Collateralized by U.S. Treasury Securities valued at $30,600,053, 0.00% - 3.63%, due 07/23/15 - 02/15/43)		0.06%		04/01/15	30,000,350	30,000,000
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by U.S. Treasury Securities valued at $132,600,083, 0.75% - 1.50%, due 06/30/16 - 12/31/17)		0.11%		04/01/15	130,000,397	130,000,000

Federal Reserve Bank of New York
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by U.S. Treasury Securities valued at $2,625,003,714, 3.75%, due 11/15/18)		0.05%		04/01/15	2,625,003,646	2,625,000,000
Issued 03/30/15, repurchase date 04/06/15 (Collateralized by U.S. Treasury Securities valued at $2,524,014,131, 1.38% - 3.13%, due 04/30/18 - 05/15/19)		0.10%		04/06/15	2,524,049,078	2,524,000,000

JP Morgan Securities, LLC
Issued 03/19/15, repurchase date 04/20/15 (Collateralized by U.S. Treasury Securities valued at $290,706,845, 1.75% - 2.38%, due 07/31/20 - 04/30/21)		0.07%		04/07/15	285,010,529	285,000,000

						5,780,675,310

Other Repurchase Agreements** 4.4%
BNP Paribas Securities Corp
Issued 03/25/15, repurchase date 04/01/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $52,536,356, 1.20% - 7.95%, due 11/06/15 - 01/23/46)		0.24%		04/01/15	50,002,333	50,000,000
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $113,850,000, 0.31% - 10.75%, due 08/01/20 - 10/25/46)		0.31%		04/01/15	99,000,853	99,000,000

Credit Suisse Securities (USA), LLC
Issued 03/31/15, repurchase date 04/01/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $235,751,247, 0.00% - 9.16%, due 04/15/17 - 03/12/51)		0.30%		04/01/15	205,001,708	205,000,000
Issued 02/03/15, repurchase date 05/19/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $201,250,544, 0.24% - 9.16%, due 04/25/18 - 10/25/47)	d	0.66%		05/19/15	175,336,875	175,000,000
Issued 02/09/15, repurchase date 05/22/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $69,000,089, 0.44% - 5.69%, due 02/25/19 - 02/12/49)	d	0.66%		05/22/15	60,112,200	60,000,000
Issued 02/10/15, repurchase date 05/26/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $135,701,109, 0.30% - 6.15%, due 09/25/34 - 01/15/49)	d	0.66%		05/26/15	118,227,150	118,000,000

 9

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Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Issued 03/25/15, repurchase date 05/27/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $27,604,623, 0.48% - 6.08%, due 02/19/35 - 02/12/51)	d	0.70%		05/27/15	24,029,400	24,000,000
Issued 02/17/15, repurchase date 06/02/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $119,600,586, 0.29% - 4.67%, due 07/25/35 - 05/25/47)	d	0.66%		06/02/15	104,200,200	104,000,000

JP Morgan Securities, LLC
Issued 03/05/15, repurchase date 09/01/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $314,092,847, 0.42% - 7.97%, due 02/12/16 - 12/25/65)	d	0.63%		06/29/15	273,554,190	273,000,000
Issued 03/19/15, repurchase date 09/15/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $271,456,994, 1.82% - 9.46%, due 01/15/16 - 09/12/47)	d	0.63%		06/29/15	236,421,260	236,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 02/05/15, repurchase date 05/06/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $472,650,000, 0.31% - 7.00%, due 11/07/30 - 06/15/49)	d	0.55%		05/05/15	411,558,846	411,000,000

						1,755,000,000

Total Repurchase Agreements
(Cost $8,674,675,310)						8,674,675,310

End of Investments.

At 03/31/15, the tax basis cost of the fund’s investments was $39,330,940,851.

a	Credit-enhanced or liquidity-enhanced.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,590,238,445 or 9.1% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $1,403,447,560 or 3.6% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
ETF —	Exchange Traded Fund
HFA —	Housing finance agency/authority
RB —	Revenue bond

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the

10

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2015, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2015.

REG47711MAR15

 11

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Charles Schwab Family of Funds

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer
Date: May 13, 2015
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer
Date: May 13, 2015

By:	/s/ George Pereira George Pereira
Principal Financial Officer
Date: May 13, 2015